UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	American Skandia Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.      Schedule of Investments

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%

COMMON STOCKS

Australia — 1.7%
BHP Billiton Ltd.	321,600	$5,456,875
News Corp., Inc. - CDI (Class “B” Stock)	121,150	1,994,683

		7,451,558

Belgium — 1.1%
Dexia	219,200	4,934,338

Brazil — 1.9%
Companhia Vale Do Rio Doce, ADR	190,914	8,373,488

Finland — 1.4%
Nokia OYJ *	352,810	5,910,908

France — 11.6%
Axa SA	213,000	5,846,908
BNP Paribas SA	84,900	6,453,849
Compagnie de Saint-Gobain	112,200	6,453,809
Dassault Systemes SA	73,200	3,782,946
Imerys SA	50,000	3,710,714
Lafarge SA	46,800	4,117,253
Total SA	72,700	19,842,762

		50,208,241

Germany — 5.7%
BASF AG	44,900	3,372,694
Bayerische Motoren Werke AG	132,200	6,206,036
Deutsche Post AG	165,900	3,880,072
SAP AG	18,300	3,162,719
Schering AG	50,500	3,192,476
Siemens AG	62,350	4,803,359

		24,617,356

Hong Kong — 3.3%
Esprit Holdings Ltd.	292,500	2,186,958
HSBC Holdings PLC	748,700	12,180,183

		14,367,141

Ireland — 0.8%
Bank of Ireland	215,700	3,408,996

Italy — 5.3%
Eni SpA	545,300	16,194,175
Mediaset SpA *	197,600	2,338,047
UniCredito Italiano SpA	805,800	4,542,037

		23,074,259

Japan — 21.3%
Astellas Pharmaceutical Co. Ltd.	138,600	5,213,372
Canon, Inc.	130,000	7,019,908
Chugai Pharmaceutical Co. Ltd.	104,300	1,989,161
Credit Saison Co. Ltd.	92,900	4,075,423
Daikin Industries Ltd.	125,100	3,350,106
Fanuc Ltd.	40,600	3,283,192
Hirose Electric Co. Ltd.	20,000	2,330,867
Honda Motor Co. Ltd.	112,900	6,384,937
Hoya Corp.	40,200	1,335,042
Hoya Corp. W/I *	120,600	4,100,740
Kao Corp.	121,000	2,979,167

	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Matsushita Electric Industrial Co. Ltd.	165,000	$2,795,058
Mitsubishi Corp.	274,000	5,406,624
Mitsubishi Tokyo Financial Group, Inc.	784	10,290,345
Nidec Corp.	13,000	772,992
Nidec Corp. (First Section) *	13,000	771,846
Nikko Securities Co. Ltd.	294,500	3,406,259
Nintendo Co. Ltd.	19,200	2,239,323
Nippon Telegraph and Telephone Corp.	440	2,162,791
Nitto Denko Corp.	73,300	4,126,031
Secom Co. Ltd.	68,000	3,270,613
Shin-Etsu Chemical Co. Ltd.	80,300	3,501,453
SMC Corp.	26,300	3,500,643
Sumitomo Corp.	531,000	5,603,753
Takefuji Corp.	29,250	2,280,325

		92,189,971

Korea — 1.3%
Samsung Electronics Co. Ltd., GDR	13,500	3,810,850
SK Telecom Co. Ltd., ADR	73,600	1,607,424

		5,418,274

Mexico — 0.7%
Fomento Economico Mexicano SA de CV, ADR	41,900	2,929,648

Netherlands — 5.5%
ABN AMRO Holding NV	215,700	5,166,638
Fortis Bank	120,800	3,491,665
ING Groep NV	131,800	3,925,249
Koninklijke (Royal) Philips Electronics NV *	160,100	4,254,325
Reed Elsevier NV	272,500	3,759,750
Wolters Kluwer NV	178,400	3,319,070

		23,916,697

Russia
Yukos, ADR *	42,200	183,992

Spain — 2.3%
Altadis SA	99,350	4,450,182
Banco Popular Espanol SA	453,000	5,520,606

		9,970,788

Sweden — 1.2%
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock) *	1,383,000	5,047,478

Switzerland — 11.2%
Adecco SA	101,900	4,652,034
Holcim Ltd.	86,128	5,718,359
Nestle SA	28,300	8,285,273
Novartis AG	161,800	8,205,299
Roche Holding AG	59,650	8,284,786
UBS AG	109,200	9,278,900

1

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)
Zurich Financial Services AG *	24,300	$4,139,006

		48,563,657

United Kingdom — 22.5%
Barclays PLC	669,200	6,763,292
BG Group PLC	812,400	7,709,031
British Land Co. PLC	245,800	4,077,446
Centrica PLC	890,976	3,865,883
GlaxoSmithKline PLC	464,500	11,814,043
Kingfisher PLC	827,300	3,151,841
National Grid Transco PLC	395,600	3,708,576
Royal Bank of Scotland Group PLC	210,600	5,976,707
Schroder PLC	202,700	3,303,492
Smith & Nephew PLC	491,144	4,123,475
Standard Chartered PLC	225,900	4,872,931
Tesco PLC	1,495,100	8,161,660
Vodafone Group PLC	5,017,900	13,054,541
William Morrison Supermarkets PLC	1,641,000	5,144,768
Wolseley PLC	352,100	7,446,167
WPP Group PLC	409,632	4,168,860

		97,342,713

TOTAL INVESTMENTS — 98.8%
(cost $355,887,183)(p)		427,909,503
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		5,384,557

NET ASSETS — 100.0%		$433,294,060

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipts

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $355,957,335 ; accordingly, net unrealized appreciation on investments for federal income tax purposes was $71,952,168 (gross unrealized appreciation $81,837,159; gross unrealized depreciation - $9,884,991). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2005 was as follows:

Industry

Financial-Bank & Trust	19.9%
Pharmaceuticals	9.9
Oil & Gas	8.7
Building Materials	6.6
Broadcasting	6.4
Telecommunications	5.9
Food	5.0
Conglomerates	4.8
Electronic Components & Equipment	3.6
Automobile Manufacturers	2.9
Chemicals	2.5
Financial Services	2.3
Insurance	2.3
Medical Supplies & Equipment	2.2
Metals & Mining	1.9
Computer Services & Software	1.6
Office Equipment	1.6
Beverages	1.4
Machinery & Equipment	1.2
Commercial Services	1.1
Semiconductors	1.1
Advertising	1.0
Farming & Agriculture	1.0
Real Estate	0.9
Transportation	0.9
Utilities	0.9
Consumer Products & Services	0.7
Retail & Merchandising	0.7
Entertainment & Leisure	0.5

99.5

Other assets in excess of liabilities	0.5

Total	100.0%

2

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 92.4%

COMMON STOCKS — 89.8%

Australia — 3.9%
BHP Billiton Ltd.	1,088,800	$18,474,644
Macquarie Bank Ltd.	561,879	32,286,725
Toll Holdings Ltd.	1,175,563	12,461,165

		63,222,534

Austria — 1.0%
Erste Bank der Oesterreichischen Sparkassen AG	306,500	16,392,344

Brazil — 2.4%
Petroleo Brasileiro SA	2,451,300	39,096,378

Canada — 4.3%
Canadian National Railway Co.	426,400	30,260,645
Manulife Financial Corp.	487,600	26,005,334
Research in Motion Ltd. *	103,900	7,087,544
Shoppers Drug Mart Corp.	218,700	7,732,103

		71,085,626

France — 9.8%
BNP Paribas SA	514,500	39,110,781
Essilor International SA	192,400	15,932,168
Hermes International Designs	99,000	23,380,206
JC Decaux SA *	409,000	9,024,986
Sanofi-Aventis	459,770	37,989,529
Technip SA	247,898	14,670,389
Vinci SA	240,100	20,675,638

		160,783,697

Germany — 8.4%
Celesio AG	322,200	28,210,168
Continental AG	360,640	29,603,644
E.ON AG *	287,600	26,418,206
Qaigen NV *	548,600	7,087,855
SAP AG	270,670	46,778,854

		138,098,727

Greece — 2.1%
Coca-Cola Hellenic Bottling Co. SA	403,000	11,682,423
EFG Eurobank Ergasias SA	273,080	8,474,161
National Bank of Greece SA *	229,660	9,191,368
OPAP SA	148,000	4,596,262

		33,944,214

Hong Kong — 2.4%
Esprit Holdings Ltd.	2,292,000	17,136,780
Techtronic Industries Co. Ltd.	8,654,160	22,144,814

		39,281,594

Hungary — 0.8%
OTP Bank Rt	344,600	13,542,634

India — 1.7%
Bharti Tele-Ventures Ltd. *	1,304,700	10,344,397
HDFC Bank Ltd.	592,400	9,266,400

	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)
Infosys Technologies Ltd.	145,036	$8,305,212

		27,916,009

Ireland — 1.8%
Anglo Irish Bank Corp.	1,134,944	15,435,421
Ryanair Holdings PLC, ADR *	318,500	14,501,305

		29,936,726

Italy — 1.4%
Luxottica Group SpA	910,000	22,617,391

Japan — 19.5%
Askul Corp.	80,500	4,751,145
Chiyoda Corp.	767,000	14,121,124
Denso Corp.	1,254,400	36,354,616
Hoya Corp. *	540,300	18,371,723
Hoya Corp., W/I	180,100	5,981,122
Keyence Corp.	116,300	29,238,918
Mitsubishi UFG Financial Group, Inc.	3,984	52,291,755
Nidec Corp.	124,800	7,420,719
Nidec Corp. W/I *	124,800	7,409,725
Nitto Denko Corp.	187,400	10,548,679
Orix Corp.	223,000	40,270,437
Sharp Corp.	2,879,900	41,706,797
Shinsei Bank Ltd.	5,738,000	36,140,504
Yamada Denki Co. Ltd.	191,600	14,565,786

		319,173,050

Korea — 1.8%
Kookmin Bank *	189,200	11,150,743
Samsung Electronics Co. Ltd.	32,490	18,307,733

		29,458,476

Mexico — 1.8%
America Movil SA de CV	7,129,200	9,397,793
Wal-Mart de Mexico SA de CV	4,090,800	20,855,208

		30,253,001

Norway — 1.0%
Statoil ASA *	661,600	16,409,857

South Africa — 1.6%
Sasol Ltd. *	618,800	23,954,490
Standard Bank Group Ltd.	170,729	1,878,354

		25,832,844

Spain — 2.0%
Grupo Ferrovial SA	128,300	10,678,174
Industria de Diseno Textil SA	731,100	21,457,199

		32,135,373

Sweden — 1.2%
Capio AB *	206,200	4,068,608
Scania AB	411,800	14,869,973

		18,938,581

Switzerland — 8.8%
Nobel Biocare Holding AG *	36,050	8,493,492
Roche Holding AG	370,500	51,458,731

1

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)
SGS SA *	14,900	$11,492,526
Synthes, Inc.	287,000	33,565,177
UBS AG	458,270	38,939,941

		143,949,867

Taiwan — 3.5%
Hon Hai Precision Industry Co. Ltd.	6,845,234	31,869,000
MediaTek, Inc. *	2,746,700	25,906,408

		57,775,408

United Kingdom — 8.6%
BG Group PLC	5,387,100	51,119,299
Capita Group PLC	2,440,465	16,217,109
Next PLC	838,790	20,593,969
Reckitt Benckiser PLC	656,460	19,996,233
Tesco PLC	6,004,890	32,780,328

		140,706,938

TOTAL COMMON STOCKS (cost $1,207,730,753)		1,470,551,269

PREFERRED STOCK — 2.6%

Brazil — 1.2%
Banco Itau Holding Financeira SA 2.44%	80,140	19,023,458

Germany — 1.4%
Porsche AG 0.66%	30,650	23,566,297

TOTAL PREFERRED STOCK (cost $33,508,966)		42,589,755

TOTAL INVESTMENTS — 92.4%
(cost $1,241,239,719)(p)		1,513,141,024
OTHER ASSETS IN EXCESS OF LIABILITIES — 7.6%		124,890,856

NET ASSETS — 100.0%		$1,638,031,880

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $1,242,176,442; accordingly, net unrealized appreciation on investments for federal income tax purposes was $270,964,582 (gross unrealized appreciation - $280,392,928; gross unrealized depreciation - $9,428,346). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of

September 30, 2005 was as follows:

Industry

Financial- Bank & Trust	13.8%
Pharmaceuticals	10.3
Oil & Gas	10.2
Electronic Components & Equipment	6.7
Medical Supplies & Equipment	6.5
Retail & Merchandising	5.5
Financial-Services	4.4
Automotive Parts	4.0
Computer Services & Software	3.4
Automobile Manufacturers	2.3
Machinery & Equipment	2.3
Food	2.0
Computer Hardware	1.9
Commercial Services	1.8
Transportation	1.8
Insurance	1.6
Telecommunications	1.6
Utilities	1.6
Clothing & Apparel	1.4
Construction	1.3
Consumer Products & Services	1.2
Building Materials	1.1
Conglomerates	1.0
Airlines	0.9
Business Services	0.9
Beverages	0.7
Broadcasting	0.7
Advertising	0.6
Chemicals	0.6
Entertainment & Leisure	0.3

92.4
Other assets in excess of liabilities	7.6

Total	100%

2

AST LSV INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 103.4%

COMMON STOCKS — 102.9%

Australia — 5.1%
Bluescope Steel Ltd.	281,500	$2,052,269
CSR Ltd.	554,600	1,311,111
David Jones Ltd.	654,900	1,273,541
Santos Ltd.	246,900	2,355,463
Suncorp-Metway Ltd.	84,400	1,268,607
Telstra Corp. Ltd.	538,700	1,672,012

		9,933,003

Austria — 0.7%
Boehler-Uddeholm AG *	7,600	1,278,678

Belgium — 1.1%
Dexia	98,100	2,208,296

Denmark — 1.0%
Danisco AS *	12,400	835,753
Danske Bank AS	39,200	1,199,501

		2,035,254

Finland — 1.6%
Rautaruukki Oyj	83,600	1,877,872
Sampo Oyj (Class “A” Stock)	76,900	1,219,975

		3,097,847

France — 9.9%
BNP Paribas SA	46,800	3,557,599
Bouygues SA	43,400	2,017,040
Ciments Francais SA *	8,400	974,220
CNP Assurances	12,100	811,466
Compagnie Generale des Establissements Michelin (Class “B” Stock)	28,500	1,674,274
Natexis Banques Populaires *	11,000	1,659,155
PSA Peugeot Citroen SA	29,200	1,982,814
Renault SA *	16,100	1,524,764
Societe Generale (Class “A” Stock)	9,500	1,084,099
Suez SA	104,500	3,020,522
Total SA	3,400	927,997

		19,233,950

Germany — 7.0%
BASF AG	44,400	3,335,136
Deutsche Bank AG *	35,700	3,338,951
MAN AG *	34,700	1,779,936
Rheinmetall AG	15,000	991,527
Salzgitter AG *	30,400	1,504,563
ThyssenKrup AG	85,700	1,789,086

TUI AG	41,300	879,558

		13,618,757

Greece — 0.6%
Motor Oil (Hellas) Corinth Refineries SA *	52,600	1,251,704

Hong Kong — 1.5%
Chaoda Modern Agriculture Holdings Ltd. *	2,142,000	814,569
CNOOC Ltd.	1,349,000	982,533
Orient Overseas International Ltd. *	305,307	1,141,357
Shanghai Industrial Holdings Ltd. *	8,000	16,191

		2,954,650

Ireland — 1.0%
Allied Irish Banks PLC *	95,300	2,027,294

Italy — 3.8%
Banca Popolare Italiana SpA	141,600	1,388,686
Benetton Group SpA	61,200	656,095
Eni SpA	113,400	3,367,723
Parmalat Finanziaria SpA	448,250	59,260
Riunione Adriatica di Sicurta SpA	80,000	1,821,045

		7,292,809

Japan — 24.3%
Alpine Electronics, Inc.	55,800	900,507
Alps Electric Co. Ltd.	61,900	1,004,948
Asahi Breweries Ltd.	63,800	807,616
CMK Corp.	42,000	697,040
Cosmo Oil Co. Ltd.	337,000	1,825,714
Denki Kagaku Kogyo Kabushiki Kaisha	257,000	925,943
Hitachi Koki Co. Ltd.	135,000	1,662,527
Hitachi Ltd.	297,000	1,881,105
Hokkaido Electric Power Co., Inc.	57,900	1,231,752
Hokuetsu Paper Mills Ltd.	159,000	852,986
Honda Motor Co. Ltd.	52,400	2,963,425
Hosiden Corp.	69,500	728,550
Japan Securities Finance Co. Ltd.	142,000	1,496,054
Kaken Pharmaceutical Co. Ltd.	197,000	1,464,658
Kurabo Industries Ltd.	331,000	921,388
Marubeni Corp.	260,000	1,209,302
Mitsubishi Chemical Corp.	559,000	1,851,515
Nippon Telegraph and Telephone Corp.	700	3,440,803
Nipro Corp.	46,800	702,907
Nissan Motor Co. Ltd.	189,500	2,163,425
NSK Ltd.	322,000	1,775,652
Okasan Holdings, Inc.	99,000	583,430
Osaka Gas Co. Ltd.	508,700	1,779,016
Rengo Co. Ltd.	192,000	1,111,205
Rohto Pharmaceutical Co. Ltd. *	68,000	600,211

1

AST LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Rohto Pharmaceutical Co., Ltd. (When Issued)	68,000	$601,410
Sumitomo Osaka Cement Co. Ltd.	340,200	1,084,852
Sumitomo Trust & Banking Co. Ltd.	109,000	896,811
Taiheiyo Cement Corp.	288,100	1,076,061
Takefuji Corp.	23,500	1,832,056
Tanabe Seiyaku Co. Ltd.	177,000	1,788,399
Tokyo Ohka Kogyo Co. Ltd.	7,300	179,413
Tostem Inax Holding Corp.	41,500	706,655
Toyota Motor Corp.	82,000	3,756,166
UNY Co. Ltd.	66,000	870,930

		47,374,432

Liechtenstein — 0.6%
Verwaltungs und Privat Bank AG *	6,500	1,069,484

Netherlands — 5.4%
ABN AMRO Holding NV	65,300	1,564,124
ING Groep NV	111,700	3,326,634
Koninklijke KPN NV	106,900	958,445
Koninklijke Luchtvaart Maatschappij NV *(g) (cost $512,052; purchased 03/18/04)	24,790	323,859
Royal Dutch Shell (Class “A” Stock)	104,600	3,453,353
Stork NV	17,500	866,534

		10,492,949

Norway — 1.2%
Norsk Hydro ASA *	20,400	2,282,391

Portugal — 0.4%
Energias de Portugal SA *	274,500	765,387

Singapore — 0.9%
Mobileone Ltd. *	779,100	911,686
Neptune Orient Lines Ltd.	480,000	873,733

		1,785,419

Spain — 4.6%
Banco Bilbao Vizcaya Argentaria SA	67,900	1,190,627
Banco Santander Central Hispano SA	70,900	931,359
Compania Espanola de Petroleos SA	19,600	1,067,099
Endesa SA	99,200	2,655,109
Repsol YPF SA	66,400	2,151,486
Union Fenosa SA	27,500	908,239

		8,903,919

Sweden — 2.5%
Billerud Aktiebolag *	33,800	431,537
Nordea Bank AB	284,400	2,842,478
Skanska AB *	109,600	1,618,385

		4,892,400

Switzerland — 5.6%
Georg Fischer AG *	3,400	1,172,029

	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)
Rieter Holdings AG	4,100	$1,199,548
Sulzer AG *	2,500	1,266,850
Swisscom AG	1,900	620,834
UBS AG	56,000	4,758,410
Zurich Financial Services AG *	10,500	1,788,459

		10,806,130

United Kingdom — 24.1%
Alliance & Leicester PLC	49,700	753,880
Arriva PLC	75,900	786,497
AstraZeneca PLC	22,800	1,059,652
Aviva PLC	232,500	2,552,759
BAE Systems PLC	308,200	1,867,269
Barclays PLC	361,100	3,649,469
Boots Group PLC *	84,700	909,058
Bradford & Bingley PLC	239,600	1,442,139
BT Group PLC	867,000	3,398,666
Dixons Group PLC	456,200	1,210,987
Firstgroup PLC	135,300	787,516
GKN PLC *	208,700	1,084,985
GlaxoSmithKline PLC	48,600	1,236,087
HBOS PLC	201,500	3,033,375
House of Fraser PLC *	388,600	747,097
Kelda Group PLC	60,600	750,873
Legal & General Group PLC	433,400	867,626
Lloyds TSB Group PLC	427,800	3,523,751
Mitchells & Butlers PLC	120,900	778,868
Northern Foods PLC	268,500	723,391
Northumbrian Water Group PLC	246,000	1,080,394
Old Mutual PLC *	714,900	1,749,548
Pilkington PLC	776,100	1,902,743
Royal Dutch Shell (Class “B” Shares)	142,977	4,937,716
Scottish Power PLC	267,500	2,696,420
Shanks Group PLC	328,900	1,003,593
Tate & Lyle PLC	128,600	1,030,347
TT Electronics PLC *	224,300	629,034

2

AST LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Viridian Group PLC	50,040	$700,786

		46,894,526

TOTAL COMMON STOCKS
(cost $177,445,104)		200,199,279

PREFERRED STOCK — 0.5%

United States — 0.5%
Fresenius AG (cost $658,132)	7,300	1,012,463

	Units

RIGHTS

United States
Suez SA *(cost $0)	104,500	48,981

TOTAL INVESTMENTS(o) — 103.4%
(cost $178,103,236) (p)		201,260,723

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(6,615,777)

NET ASSETS — 100.0%		$194,644,946

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of September 30, 2005, 1 security representing $323,860 and 0.2% of the total market value was fair valued in accordance with the policies adopted by the Board of Trustees.

(p)

The United States federal income tax basis of the Fund’s investments was $ 178,493,706 ; accordingly, net unrealized appreciation on investments for federal income tax purposes was $ 22,767,017 (gross unrealized appreciation - $ 26,772,800 ; gross unrealized depreciation - $ 4,005,783). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2005 was as follows:

Industry

Financial-Bank & Trust	18.6%
Oil & Gas	18.3
Telecommunications	6.5
Utilities	6.5
Automobile Manufacturers	6.4
Insurance	6.2
Pharmaceuticals	5.0
Metals & Mining	4.4
Electronic Components & Equipment	3.4
Retail & Merchandising	3.3
Chemicals	3.2
Building Materials	2.6
Machinery & Equipment	2.5
Financial-Services	2.3
Automotive Parts	2.0
Construction	1.9
Transportation	1.8
Food	1.4
Aerospace	1.0
Paper & Forest Products	1.0
Industrial Products	0.7
Conglomerates	0.6
Broadcasting	0.5
Clothing & Apparel	0.5
Entertainment & Leisure	0.5
Environmental Services	0.5
Beverages	0.4
Farming & Agriculture	0.4
Computer Services & Software	0.3
Financial-Brokerage	0.3
Airlines	0.2
Internet Services	0.2

103.4
Liabilities in excess of other assets	(3.4)

Total	100%

3

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS

Australia — 0.8%
QBE Insurance Group Ltd.	88,768	$1,264,536

Austria — 1.0%
Erste Bank der Oesterreichischen Sparkassen AG	31,520	1,685,764

Bermuda — 1.5%
Accenture Ltd. (Class “A” Stock )*	103,820	2,643,257

Canada — 2.5%
Canadian National Railway Co.	28,651	2,033,934
EnCana Corp.	36,660	2,139,683

		4,173,617

France — 11.5%
Axa SA	89,750	2,463,662
L’Air Liquide SA	23,718	4,361,341
L’Oreal SA	15,800	1,223,857
LVMH Moet Hennessy Louis Vuitton SA	27,400	2,259,047
Sanofi-Aventis	38,380	3,171,234
Schneider Electric SA	35,988	2,841,670
Total SA	11,070	3,021,449

		19,342,260

Germany — 0.9%
Schering AG	24,330	1,538,078

Hong Kong — 1.6%
Esprit Holdings Ltd.	122,500	915,906
Hutchison Telecommunications International Ltd. *	1,231,000	1,785,242

		2,701,148

Indonesia — 0.4%
PT Bank Central Asia Tbk *	1,785,500	598,056

Italy — 1.0%
UniCredito Italiano SpA	295,300	1,664,512

Japan — 9.3%
Asahi Glass Co. Ltd.	185,000	1,940,936
Bridgestone Corp.	74,000	1,584,038
Canon, Inc.	47,000	2,537,967
Chugai Pharmaceutical Co. Ltd.	36,600	698,018
Nintendo Co. Ltd.	12,800	1,492,882
Nitto Denko Corp.	19,100	1,075,132
Omron Corp.	18,900	460,346
Ricoh Co. Ltd.	54,000	843,393
Shinsei Bank Ltd.	216,000	1,360,465
Tokyo Gas Co. Ltd.	202,000	820,314
Toray Industries, Inc.	153,000	814,059
Toyota Motor Corp.	44,700	2,047,569

		15,675,119

Korea — 1.9%
Samsung Electronics Co. Ltd.	5,650	3,183,709

	Shares	Value

COMMON STOCKS (Continued)

Mexico — 0.3%
Wal-Mart de Mexico SA de CV	102,900	$524,592

Netherlands — 0.7%
Reed Elsevier NV	89,480	1,234,578

Poland — 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA *	50,500	487,653

Singapore — 0.8%
Singapore Telecommunications Ltd.	989,357	1,432,537

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	100,860	1,768,581
Iberdrola SA	59,850	1,672,390
Telefonica SA	126,503	2,070,754

		5,511,725

Sweden — 3.6%
Atlas Copco AB (Class “A” Stock)	50,630	979,411
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock) *	238,660	871,028
Hennes & Mauritz AB (Class “B” Stock)	22,360	797,320
Sandvik AB	70,490	3,504,432

		6,152,191

Switzerland — 6.8%
Julius Baer Holding Ltd.	7,944	621,627
Nestle SA	16,105	4,714,994
Roche Holding AG	24,070	3,343,081
UBS AG	31,911	2,711,529

		11,391,231

Thailand — 0.5%
Bangkok Bank Public Co. Ltd. *	315,700	876,838

United Kingdom — 14.5%
AstraZeneca PLC	36,020	1,674,063
BOC Group PLC	60,730	1,235,038
BP Amoco PLC	148,360	1,762,390
Diageo PLC	175,875	2,528,188
Hilton Group PLC *	508,400	2,820,160
Next PLC	65,520	1,608,647
Reckitt Benckiser PLC	187,820	5,721,129
Smith & Nephew PLC	127,900	1,073,804
Tesco PLC	371,900	2,030,179
Vodafone Group PLC	781,064	2,032,012
William Hill PLC	192,360	1,978,021

		24,463,631

United States — 35.2%
3M Co.	23,800	1,745,968
Air Products & Chemicals, Inc.	14,900	821,586
American Express Co.	60,030	3,448,123
Cisco Systems, Inc. *	44,000	788,920
Citigroup, Inc.	34,170	1,555,418

1

AST MFS GLOBAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Dell, Inc. *	78,890	$2,698,038
DENTSPLY International, Inc.	24,380	1,317,008
Disney, (Walt) Co.	101,940	2,459,812
DST Systems, Inc. *	42,640	2,337,951
Fisher Scientific International, Inc. *	37,390	2,320,049
Gilead Sciences, Inc. *	38,000	1,852,880
Gillette Co.	38,070	2,215,674
Goldman Sachs Group, Inc.	23,660	2,876,583
Harley-Davidson, Inc.	41,100	1,990,884
Home Depot, Inc.	29,850	1,138,479
Intel Corp.	34,200	843,030
Johnson & Johnson	52,120	3,298,154
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	43,500	1,515,105
Lilly, (Eli) & Co.	55,300	2,959,656
Lincoln National Corp.	17,000	884,340
Medtronic, Inc.	22,420	1,202,160
News Corp., Inc. - CDI (Class “B” Stock)	95,263	1,568,465
Noble Corp. (Cayman Islands)	20,530	1,405,484
Oracle Corp. *	237,080	2,937,421
OTP Bank, GDR (Hungary)	12,250	966,175
PepsiCo, Inc.	23,360	1,324,746
Praxair, Inc. *	17,270	827,751
Procter & Gamble Co.	7,300	434,058
Symantec Corp. *	85,430	1,935,844
TJX Cos., Inc.	60,860	1,246,413
Viacom, Inc. (Class “B” Stock)	78,380	2,587,324
Wal-Mart Stores, Inc.	37,500	1,643,250
Waters Corp. *	52,310	2,176,096

		59,322,845

TOTAL LONG-TERM INVESTMENTS
(cost $140,568,008)		165,867,877

Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENT — 1.3%

COMMERCIAL PAPER

Cargill, Inc. (g)(h) 3.85%	10/03/05	$2,213	2,213,000

TOTAL INVESTMENTS— 99.7%
(cost $142,781,008)(p)			168,080,877
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			502,454

NET ASSETS — 100.0%			$168,583,331

The following abbreviations are used in portfolio descriptions:
GDR Global Depositary Receipts

* Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.
(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribtuion. At the end of the current reporting period; the aggregate cost of such securities was $2,213,000. The aggregate market value of $2,213,000 is approximately 1.31% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(p)

The United States federal income tax basis of the Fund’s investments was $143,170,580; accordingly, net unrealized appreciation on investments for federal income tax purposes was $24,910,297 (gross unrealized appreciation - $27,223,862; gross unrealized depreciation - $2,313,565). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2005 was as follows:

Industry

Pharmaceuticals	8.9%
Financial-Bank & Trust	6.8
Consumer Products & Services	6.6
Oil & Gas	6.5
Computer Services & Software	5.3
Medical Supplies & Equipment	5.1
Chemicals	4.9
Entertainment & Leisure	4.9
Telecommunications	4.9
Electronic Components & Equipment	4.8
Broadcasting	4.7
Financial-Services	4.7
Retail & Merchandising	4.4
Machinery & Equipment	4.3
Food	4.0
Office Equipment	3.0
Insurance	2.7
Beverages	2.3
Conglomerates	1.9
Business Services	1.6
Automobile Manufacturers	1.2
Building Materials	1.2
Transportation	1.2
Internet Services	1.0
Utilities	1.0
Automotive Parts	0.9
Clothing & Apparel	0.5
Semiconductors	0.4

99.7
Other assets in excess of liabilities	0.3

Total	100.0%

2

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.0%

COMMON STOCKS

Automotive Parts — 1.8%
American Axle & Manufacturing Holdings, Inc.	23,700	$546,996
CLARCOR, Inc.	13,700	393,464
Modine Manufacturing Co.	38,000	1,393,840
Regal-Beloit Corp.	31,800	1,031,592

		3,365,892

Broadcasting — 1.9%
Emmis Communications Corp. (Class “A” Stock) *	104,100	2,299,569
Journal Communications, Inc. (Class “A” Stock)	86,800	1,293,320

		3,592,889

Building Materials — 0.4%
Drew Industries, Inc.	27,400	707,194

Business Services — 2.3%
Internet Capital Group, Inc. *	71,969	634,047
Korn/Ferry International *	27,400	449,086
Navigant Consulting, Inc. *	37,600	720,416
Primus Guaranty Ltd.	38,251	416,171
Resources Connection, Inc. *	48,125	1,425,944
Watson Wyatt & Co. Holdings	30,100	811,195

		4,456,859

Chemicals — 0.5%
Cabot Microelectronics Corp. *	31,200	916,656

Commercial Services — 0.9%
Rollins, Inc.	87,100	1,700,192

Computer Services & Software — 7.1%
Ansys, Inc. *	60,073	2,312,210
Computer Programs and Systems, Inc.	14,000	483,560
Datastream Systems, Inc. *	225,720	1,750,459
Factset Research Systems, Inc.	76,377	2,691,525
LoJack Corp. *	27,600	583,464
McDATA Corp. (Class “A” Stock) *	251,075	1,315,633
Radisys Corp. *	116,154	2,253,387
ScanSource, Inc. *	43,300	2,110,442

		13,500,680

Construction — 0.7%
Chicago Bridge & Iron Co. NV (Netherlands)	46,000	1,430,140

Consumer Products & Services — 3.0%
Blyth, Inc.	54,100	1,205,889
Elizabeth Arden, Inc. *	21,900	472,602
G & K Services, Inc.	63,200	2,489,448
Spartech Corp.	81,100	1,584,694

		5,752,633

Diversified Operations — 1.6%
Actuant Corp. (Class “A” Stock)	32,600	1,525,680
Corrections Corp. of America *	39,883	1,583,355

		3,109,035

	Shares	Value

COMMON STOCKS (Continued)

Education — 0.8%
Courier Corp.	17,850	$667,590
Universal Technical Institute, Inc.*	23,400	833,274

		1,500,864

Electronic Components & Equipment — 5.1%
Advanced Energy Industries, Inc.*	47,825	514,597
Daktronics, Inc.	18,100	434,038
General Cable Corp. *	87,884	1,476,451
Gentex Corp.	40,000	696,000
Littelfuse, Inc. *	16,600	466,958
Methode Electronics, Inc. (Class “A” Stock)	59,600	686,592
OYO Geospace Corp. *	49,007	970,829
Universal Electronics, Inc. *	122,813	2,123,437
UNOVA, Inc. *	71,200	2,490,576

		9,859,478

Electronics — 0.5%
Dolby Laboratories, Inc. (Class “A” Stock) *	61,875	990,000

Entertainment & Leisure — 1.4%
Nevada Gold & Casinos, Inc. *	34,878	392,726
Shuffle Master, Inc. *	86,100	2,275,623

		2,668,349

Environmental Services — 3.1%
Duratek, Inc.	83,535	1,527,020
Mine Safety Appliances Co.	12,000	464,400
Waste Connections, Inc. *	114,526	4,017,572

		6,008,992

Farming & Agriculture — 1.0%
Delta & Pine Land Co.	75,679	1,998,682

Finance Services — 3.4%
Assured Guaranty Ltd.	121,800	2,914,674
Boston Private Financial Holdings, Inc.	35,600	944,824
Cash America International, Inc.	40,292	836,059
Financial Federal Corp.	21,800	867,640
Greater Bay Bancorp.	16,200	399,168
Harbor Florida Bancshares, Inc.	2,650	96,115
World Acceptance Corp. *	18,900	480,249

		6,538,729

Financial - Bank & Trust — 2.4%
BankAtlantic Bancorp, Inc. (Class “A” Stock)	26,000	441,740
ITLA Capital Corp. *	25,700	1,348,993
Kanbay International, Inc.	43,700	821,560
Wintrust Financial Corp.	19,100	959,966
WP Stewart & Co., Ltd.	44,000	982,080

		4,554,339

Food — 0.8%
Middleby Corp. *	9,200	667,000

1

AST SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Food (cont’d.)
Tootsie Roll Industries, Inc.	28,700	$911,225

		1,578,225

Furniture — 0.7%
Tempur-Pedic International, Inc.	109,795	1,299,973

Healthcare Services — 7.4%
American Healthways, Inc. *	46,100	1,954,640
Apria Healthcare Group, Inc. *	36,200	1,155,142
Centene Corp. *	54,125	1,354,749
Cooper Cos., Inc. (The)	18,800	1,440,268
deCODE genetics, Inc.	141,188	1,184,567
Dendreon Corp. *	98,800	662,948
Eclipsys Corp. *	108,300	1,932,072
Horizon Health Corp. *	67,754	1,840,876
Landauer, Inc.	23,100	1,131,900
MWI Veterinary Supply, Inc.	23,000	458,850
Techne Corp. *	17,000	968,660

		14,084,672

Industrial Products — 2.0%
AMCOL International Corp.	23,700	451,959
NS Group, Inc. *	37,225	1,461,082
Photon Dynamics, Inc. *	44,475	851,696
Ritchie Bros. Auctioneers, Inc.	25,400	1,117,346

		3,882,083

Insurance — 3.0%
American Equity Investment Life Holding Co.	44,600	506,210
HCC Insurance Holdings, Inc. *	71,150	2,029,910
Hilb Rogal & Hobbs Co.	16,500	615,780
Hooper Holmes, Inc.	145,400	571,422
Philadelphia Consolidated Holding Corp. *	12,300	1,044,270
RLI Corp.	19,400	897,444

		5,665,036

Internet Services — 2.1%
eCollege.com, Inc. *	48,700	723,682
Global Payments, Inc.	30,700	2,386,004
j2 Global Communication, Inc. *	23,400	945,828

		4,055,514

Machinery & Equipment — 2.7%
Bucyrus International, Inc. (Class “A” Stock)	24,500	1,203,685
IDEX Corp.	42,800	1,821,140
Young Innovations, Inc.	56,000	2,120,160

		5,144,985

Machinery Industrial
Robbins & Myers, Inc.	47,300	1,063,304

Medical Supplies & Equipment — 6.8%
American Medical Systems Holdings, Inc. *	116,417	2,345,802
Arrow International, Inc.	38,725	1,092,045
DJ Orthopedics, Inc. *	43,600	1,261,784
ICU Medical, Inc. *	19,000	546,440
Inamed Corp. *	29,425	2,226,884
Per-Se Technologies, Inc. *	36,100	745,826
Respironics, Inc. *	80,050	3,376,509

	Shares	Value

COMMON STOCKS (Continued)

Medical Supplies & Equipment (cont’d.)
SurModics, Inc. *	25,075	$970,152
Thoratec Corp. *	25,600	454,656

		13,020,098

Medical Waste Management — 1.1%
Stericycle, Inc. *	37,000	2,114,550

Metals & Mining — 3.4%
Aleris International, Inc.	135,398	3,716,675
Lindsay Manufacturing Co.	16,500	363,165
MSC Industrial Direct Co., Inc.	71,500	2,371,655

		6,451,495

Office Equipment — 0.2%
ACCO Brands Corp.	10,900	307,598

Oil & Gas — 6.7%
Carbo Ceramics, Inc.	30,450	2,009,395
Core Laboratories NV (Netherlands)	26,575	857,310
FMC Technologies, Inc. *	25,200	1,061,172
Headwaters, Inc. *	28,900	1,080,860
Hydril Co. *	9,000	617,760
Patterson-UTI Energy, Inc.	67,350	2,429,988
TETRA Technologies, Inc. *	57,508	1,795,400
Unit Corp. *	55,179	3,050,295

		12,902,180

Pharmaceuticals — 2.5%
Connectics Corp *	54,600	923,286
KV Pharmaceutical Co. (Class “A” Stock) *	83,600	1,485,572
Medicis Pharmaceutical (Class “A” Stock)	32,600	1,061,456
STERIS Corp. *	55,800	1,327,482

		4,797,796

Printing & Publishing — 2.5%
Applied Films Corp.	74,400	1,562,400
Journal Register Co. *	92,100	1,490,178
Meredith Corp.	34,100	1,701,249

		4,753,827

Restaurants — 1.3%
Ruby Tuesday, Inc.	44,600	970,496
Steak N Shake Co. (The) *	82,100	1,490,115

		2,460,611

Retail & Merchandising — 5.0%
A.C. Moore Arts & Crafts, Inc. *	43,450	833,371
Blue Nile, Inc. *	19,225	608,279
Build-A-Bear Workshop, Inc. *	40,974	913,720
Cabela’s, Inc. (Class “A” Stock) *	70,800	1,300,596
Christopher & Banks Corp.	25,200	349,524
Genesco, Inc. *	76,739	2,857,760
Regis Corp.	31,000	1,172,420

2

AST SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

			2
	Shares	Value

COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
SCP Pool Corp.	41,430	$1,447,150

		9,482,820

Semiconductors — 1.0%
Integrated Device Technology, Inc.	170,500	1,831,170

Telecommunications — 3.3%
EMS Technologies, Inc. *	75,318	1,232,956
International Speedway Corp. (Class “A” Stock)	37,700	1,978,119
Plantronics, Inc.	48,300	1,488,123
Tekelec *	79,800	1,671,810

		6,371,008

Transportation — 5.1%
Forward Air Corp.	32,600	1,200,984
Heartland Express, Inc.	74,100	1,507,194
Hub Group, Inc. (Class “A” Stock)	20,400	748,884
Landstar System, Inc. *	79,800	3,194,394
Offshore Logistics, Inc. *	34,800	1,287,600
OMI Corp.	100,800	1,801,296

		9,740,352

TOTAL LONG-TERM INVESTMENTS
(cost $166,295,536)		183,658,900

SHORT-TERM INVESTMENTS — 3.9%

REGISTERED INVESTMENT COMPANIES

BlackRock Provident Institutional Funds TempCash Portfolio (j)	3,741,054	3,741,054
BlackRock Provident Institutional Funds TempFund Portfolio (j)	3,741,053	3,741,053

TOTAL SHORT-TERM INVESTMENTS
(cost $7,482,107)		7,482,107

TOTAL INVESTMENTS — 99.9%
(cost $173,777,643) (p)		191,141,007
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		144,412

NET ASSETS — 100.0%		$191,285,419

*	Non-income producing security.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $174,100,259; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,040,748 (gross unrealized appreciation - $21,965,013; gross unrealized depreciation - $4,924,265). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

3

AST DEAM SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS

Advertising — 0.4%
Valueclick, Inc. *	67,700	$1,156,993

Aerospace — 2.8%
AAR Corp. *	58,900	1,011,902
DRS Technologies, Inc. *	39,900	1,969,464
Innovative Solutions and Support, Inc. *	101,150	1,570,860
Teledyne Technologies, Inc. *	85,300	2,940,291

		7,492,517

Airlines — 0.7%
ExpressJet Holdings, Inc. *	102,700	921,219
Pinnacle Airlines Corp. *	137,100	891,150

		1,812,369

Automotive Parts — 0.6%
CSK Auto Corp. *	99,900	1,486,512

Biotechnology — 0.4%
Geron Corp.	108,300	1,112,241

Biotechnology Healthcare — 0.5%
SuperGen, Inc. *	229,900	1,448,370

Building Materials — 1.7%
American Woodmark Corp.	4,400	147,840
Eagle Materials, Inc.	26,100	3,167,757
Genlyte Group, Inc.	23,600	1,134,688

		4,450,285

Business Services — 7.6%
Administaff, Inc.	58,900	2,340,686
Advisory Board Co. (The) *	4,500	234,180
Computer Programs and Systems, Inc.	45,100	1,557,754
DiamondCluster International, Inc. *	124,000	939,920
Harland, (John H.) Co.	35,600	1,580,640
Itron, Inc. *	41,200	1,881,192
Korn/Ferry International *	161,500	2,646,985
Labor Ready, Inc. *	123,400	3,165,210
Navigant Consulting, Inc. *	20,000	383,200
Per-Se Technologies, Inc. *	77,000	1,590,820
TeleTech Holdings, Inc. *	222,200	2,226,444
Ventiv Health, Inc. *	53,600	1,404,856

		19,951,887

Chemicals — 0.5%
NuCo2, Inc. *	27,000	695,250
Symyx Technologies, Inc. *	28,800	752,256

		1,447,506

Clothing & Apparel — 1.6%
Guess, Inc. *	93,500	2,003,705
Jos. A. Bank Clothiers, Inc. *	10,100	436,522
K-Swiss, Inc. (Class “A” Stock)	56,300	1,664,791

		4,105,018

	Shares	Value

COMMON STOCKS (Continued)

Computer Hardware — 0.2%
MTS Systems Corp.	4,400	$166,188
Trident Microsystems, Inc. *	12,700	403,987

		570,175

Computer Services & Software — 7.4%
Advent Software, Inc.	24,900	670,806
Altiris, Inc. *	80,100	1,224,729
Ansys, Inc. *	17,500	673,575
Anteon International Corp.	7,600	324,976
FileNet Corp. *	8,200	228,780
Kronos, Inc. *	54,350	2,426,184
Mantech International Corp. (Class “A” Stock) *	23,100	610,071
Parametric Technology Corp. *	421,600	2,938,552
Perot Systems Corp. (Class “A” Stock) *	100	1,415
Progress Software Corp. *	65,800	2,090,466
Quality Systems, Inc. *	35,000	2,418,150
Quest Software, Inc. *	32,900	495,803
SPSS, Inc. *	11,500	276,000
SS&C Technologies, Inc.	10,950	401,208
TALX Corp.	15,200	498,408
TIBCO Software, Inc. *	34,400	287,584
Websense, Inc. *	21,900	1,121,499
Wind River Systems, Inc. *	140,500	1,816,665
Witness Systems, Inc. *	46,500	971,385

		19,476,256

Consumer Products — 0.1%
Oakley, Inc.	17,200	298,248

Consumer Products & Services — 1.4%
Chattem, Inc. *	49,900	1,771,450
Wolverine World Wide, Inc.	98,150	2,066,058

		3,837,508

Containers & Packaging — 1.1%
Silgan Holdings, Inc.	87,200	2,900,272

Electronic Components & Equipment — 2.6%
Advanced Energy Industries, Inc.*	62,600	673,576
Diodes, Inc.	34,500	1,250,970
Franklin Electric Co., Inc.	300	12,417
GrafTech International Ltd. *	59,400	322,542
Littelfuse, Inc. *	36,300	1,021,119
Plexus Corp. *	24,400	416,996
Sonic Solutions, Inc. *	25,400	546,100
WESCO International, Inc. *	75,100	2,543,637

		6,787,357

Energy - Oil Services — 0.1%
Petroleum Development Corp. *	4,100	157,194

Entertainment & Leisure — 1.2%
Ameristar Casinos, Inc.	89,400	1,863,096
Argosy Gaming Co. *	15,100	709,549
Isle of Capri Casinos, Inc. *	22,400	478,912
Movie Gallery, Inc.	12,600	130,914

		3,182,471

1

AST DEAM SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Finance Services — 1.3%
CompuCredit Corp. *	53,400	$2,372,028
Euronet Worldwide, Inc. *	39,300	1,162,887

		3,534,915

Financial - Bank & Trust — 4.4%
Accredited Home Lenders Holding Co. *	49,200	1,729,872
Center Financial Corp.	40,500	951,750
Corus Bankshares, Inc.	8,800	482,504
First Midwest Bancorp, Inc. (IL)	11,500	428,260
Glacier Bancorp, Inc.	13,300	410,571
Harbor Florida Bancshares, Inc.	13,200	478,764
Pacific Capital Bancorp	27,233	906,587
SVB Financial Group *	66,500	3,234,560
Texas Regional Bancshares, Inc. (Class “A” Stock)	64,680	1,862,137
Wintrust Financial Corp.	20,500	1,030,330

		11,515,335

Health Care - Drugs — 0.8%
Medarex, Inc. *	227,300	2,163,896

Health Services — 0.5%
WellCare Health Plans, Inc. *	36,600	1,356,030

Healthcare Services — 3.3%
American Healthways, Inc. *	22,700	962,480
Apria Healthcare Group, Inc. *	16,800	536,088
Centene Corp. *	105,100	2,630,653
Chemed Corp.	28,500	1,235,190
Healthcare Services Group, Inc.	10,200	196,350
Molina Healthcare, Inc. *	27,500	687,225
Odyssey HealthCare, Inc.	78,000	1,323,660
United Surgical Partners International, Inc. *	27,800	1,087,258

		8,658,904

Industrial Products — 2.1%
Brady Corp. (Class “A” Stock)	5,800	179,452
ESCO Technologies, Inc. *	20,000	1,001,400
Mueller Industries, Inc.	82,600	2,293,802
NS Group, Inc. *	55,600	2,182,300

		5,656,954

Industrials - Components — 0.1%
Applied Industrial Technologies, Inc.	5,700	204,516

Insurance — 0.9%
ProAssurance Corp. *	6,700	312,689
Zenith National Insurance Corp.	32,900	2,062,501

		2,375,190

Internet Services — 3.7%
aQuantive, Inc. *	26,100	525,393
CNET Networks, Inc. *	105,600	1,432,992
Cybersource Corp. *	99,200	652,736
DIgi International, Inc. *	7,100	76,183
Digital Insight Corp. *	43,800	1,141,428
Digital River, Inc. *	30,600	1,066,410

	Shares	Value

COMMON STOCKS (Continued)

Internet Services (cont’d.)
EarthLink, Inc. *	118,100	$1,263,670
Openwave Systems, Inc. *	60,400	1,085,992
Packeteer, Inc. *	64,900	814,495
Priceline.com, Inc. *	27,583	532,904
WebEx Communications, Inc. *	43,900	1,075,989

		9,668,192

Machinery & Equipment — 1.9%
Blount International, Inc. *	56,000	987,840
JLG Industries, Inc.	80,400	2,941,836
Middleby Corp. *	13,500	978,750

		4,908,426

Medical Supplies & Equipment — 6.8%
Align Technology, Inc. *	95,500	641,760
American Medical Systems Holdings, Inc. *	153,400	3,091,010
Haemonetics Corp. *	67,400	3,203,522
HealthTronics, Inc. *	33,100	329,676
Hologic, Inc. *	27,100	1,565,025
Integra LifeSciences Holdings Corp. *	74,200	2,838,892
LCA-Vision, Inc.	31,500	1,169,280
Lifeline Systems, Inc. *	8,400	280,812
Serologicals Corp. *	95,400	2,152,224
Ventana Medical Systems, Inc. *	69,500	2,645,865

		17,918,066

Metals & Mining — 1.3%
Quanex Corp.	51,000	3,377,220

Office Equipment
Interface, Inc. (Class “A” Stock)	14,700	121,422

Oil & Gas — 8.4%
Cabot Oil & Gas Corp.	62,850	3,174,553
Cal Dive International, Inc. *	58,200	3,690,462
Clayton Williams Energy, Inc.	3,300	142,560
Comstock Resources, Inc. *	95,900	3,146,479
Frontier Oil Corp.	40,000	1,774,000
Grey Wolf, Inc. *	15,300	128,979
KCS Energy, Inc. *	110,000	3,028,300
Parker Drilling Co.	66,400	615,528
Penn Virginia Corp.	17,800	1,027,238
Remington Oil & Gas Corp. *	69,700	2,892,550
St. Mary Land & Exploration Co.	69,600	2,547,360

		22,168,009

Personal Services — 0.1%
Bright Horizons Family Solutions, Inc.	6,500	249,600

Pharmaceuticals — 6.4%
Alexion Pharmaceuticals, Inc. *	9,000	249,120
Alkermes, Inc. *	23,600	396,480
Alpharma, Inc. (Class “A” Stock)	73,700	1,832,919
Bioenvision, Inc. *	60,000	481,800
Connectics Corp *	127,100	2,149,261
Enzon Pharmaceuticals, Inc. *	222,200	1,473,186

2

AST DEAM SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
First Horizon Pharmaceutical Corp. *	67,200	$1,335,264
KV Pharmaceutical Co. (Class “A” Stock) *	23,000	408,710
Nektar Therapeutics *	124,800	2,115,360
NitroMed, Inc.	17,300	311,400
Noven Pharmaceuticals, Inc. *	14,800	207,200
NPS Pharmaceuticals, Inc.	300	3,033
Pharmion Corp. *	13,800	300,978
Salix Pharmaceuticals Ltd. *	69,900	1,485,375
SFBC International, Inc. *	26,050	1,156,359
United Therapeutics Corp. *	39,600	2,764,080
West Pharmaceutical Services, Inc.	4,800	142,416

		16,812,941

Printing & Publishing — 0.9%
Consolidated Graphics, Inc. *	20,800	895,440
Playboy Enterprises, Inc. (Class “B” Stock) *	76,600	1,080,060
Reader’s Digest Association, Inc. (The)	28,600	456,742

		2,432,242

Real Estate Investment Trust — 2.3%
Alexander’s, Inc. *	2,300	621,000
Alexandria Real Estate Equities, Inc.	8,800	727,672
Capital Automotive	21,800	843,878
Cousins Properties, Inc.	26,100	788,742
Jones Lang Lasalle, Inc. *	5,000	230,300
Kilroy Realty Corp.	11,600	649,948
Tanger Factory Outlet Centers, Inc.	5,300	147,393
Taubman Centers, Inc.	28,600	906,620
Washington Real Estate Investment Trust	38,000	1,182,180

		6,097,733

Restaurants — 1.2%
CEC Entertainment, Inc. *	41,100	1,305,336
CKE Restaurants, Inc.	132,300	1,743,714

		3,049,050

Retail & Merchandising — 6.6%
Aeropostale, Inc. *	101,200	2,150,500
Children’s Place Retail Stores, Inc. (The) *	22,900	816,156
Genesco, Inc. *	48,800	1,817,312
Guitar Center, Inc. *	18,300	1,010,343
Gymboree Corp. *	28,900	394,196
Hibbett Sporting Goods, Inc. *	45,600	1,014,600
Longs Drug Stores Corp.	61,700	2,646,313
Pantry, Inc. (The) *	64,500	2,410,365
Select Comfort Corp. *	117,500	2,347,650
Stein Mart, Inc.	118,700	2,409,610
Yankee Candle Co., Inc. (The)	15,800	387,100

		17,404,145

	Shares	Value

COMMON STOCKS (Continued)

Semiconductors — 7.0%
Cymer, Inc. *	67,000	$2,098,440
Cypress Semiconductor Corp. *	151,400	2,278,570
Emulex Corp. *	122,900	2,483,809
Integrated Device Technology, Inc.	165,900	1,781,766
IXYS Corp. *	51,000	538,560
Kulicke & Soffa Industries, Inc.	172,200	1,248,450
Micrel, Inc. *	154,300	1,732,789
Omnivision Technologies, Inc. *	101,500	1,280,930
ON Semiconductor Corp. *	305,800	1,580,986
Photronics, Inc. *	87,500	1,697,500
Silicon Image, Inc. *	184,500	1,640,205

		18,362,005

Telecommunications — 5.4%
Arbitron, Inc.	34,200	1,362,528
Arris Group, Inc. *	18,200	215,852
Comtech Telecommunications Corp. *	51,300	2,127,411
Dobson Communications Corp. (Class “A” Stock) *	170,200	1,307,136
Essex Corp.	4,000	86,680
Golden Telecom, Inc.	85,400	2,696,078
InterDigital Communications Corp. *	117,800	2,313,592
Premiere Global Services, Inc. *	230,300	1,883,854
Symmetricon, Inc. *	199,000	1,540,260
UbiquiTel, Inc. *	68,200	596,068

		14,129,459

Transportation — 1.6%
Kirby Corp. *	6,500	321,295
Knight Transportation, Inc.	127,400	3,103,464
Old Dominion Freight Line, Inc. *	22,000	736,780

		4,161,539

TOTAL LONG-TERM INVESTMENTS
(cost $236,459,876)		257,998,968

SHORT-TERM INVESTMENT — 0.2%

	Interest Rate	Maturity Date	Principal Amount (000)

U.S. TREASURY BILL
U.S. Treasury Bill	3.27%	10/20/05(k)(n)	630	629,035

TOTAL SHORT-TERM INVESTMENTS
(cost $629,027)				629,035

TOTAL INVESTMENTS — 98.1%
(cost $237,088,903(p))				258,628,003
OTHER ASSETS IN EXCESS OF LIABILITIES(u) — 1.9%				4,912,371

NET ASSETS — 100.0%				$263,540,374

*	Non-income producing security.

3

AST DEAM SMALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

(k)	Securities or a portion thereof with an aggregate market value of $629,035 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005.

(n)	Rate shown is the effective yield at purchase date.

(p)

The United States federal income tax basis of the Fund’s investments was $237,929,173; accordingly, net unrealized appreciation on investments for federal income tax purposes was $20,698,830 (gross unrealized appreciation - $32,897,072; gross unrealized depreciation - $12,198,242). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Other assets in excess of liabilities includes unrealized appreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation

Long Position:
	18 Russell 2000	Dec 05	$5,944,575	$6,048,900	$104,325

4

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 92.3%

COMMON STOCKS — 92.3%

Advertising — 1.2%
Greenfield Online, Inc.	166,300	$904,672
Lamar Advertising Co. *	36,400	1,651,104
Monster Worldwide, Inc. *	54,460	1,672,466
Valueclick, Inc. *	97,340	1,663,541

		5,891,783

Aerospace — 2.4%
DRS Technologies, Inc. *	78,411	3,870,367
Innovative Solutions and Support, Inc. *	496,100	7,704,433
K&F Industries Holdings Inc.	16,400	274,372

		11,849,172

Apparel & Textile — 0.3%
Maidenform Brands, Inc.	24,700	339,625
Volcom, Inc.	34,600	969,146

		1,308,771

Automotive Parts — 7.3%
Advance Auto Parts, Inc. *	746,250	28,864,950
Commercial Vehicle Group, Inc. *	77,100	1,614,474
Monro Muffler Brake, Inc. *	197,731	5,194,393

		35,673,817

Biotechnology — 0.6%
Digene Corp. *	40,300	1,148,550
Kosan Biosciences, Inc.	230,000	1,672,100

		2,820,650

Broadcasting — 0.2%
SKY Perfect Communications, Inc. (Japan)	1,256	984,707

Building Materials — 0.4%
Simpson Manufacturing Co., Inc.	44,820	1,754,255

Business Services — 3.4%
Arbitron, Inc.	16,400	653,376
CoStar Group, Inc. *	42,257	1,974,247
Ctrip.com International Ltd., ADR (China) *	41,000	2,627,280
Discovery Partners International *	266,500	858,130
Exponent, Inc. *	27,035	848,629
Infocrossing, Inc. *	204,200	1,876,598
Kenexa Corp. *	183,600	2,298,672
NuCo2, Inc. *	161,600	4,161,200
Onvia, Inc. *	184,132	961,169
Visual Networks, Inc. *	260,380	356,720

		16,616,021

Cable Television — 6.2%
Central European Media Enterprises Ltd. (Class “A” Stock) *	525,088	27,729,897
Lodgenet Entertainment Corp. *	88,971	1,310,543

	Shares	Value

COMMON STOCKS (Continued)

Cable Television (cont’d.)
Premiere AG * (Germany)	44,600	$1,252,692

		30,293,132

Chemicals — 0.4%
Cabot Microelectronics Corp. *	65,770	1,932,323

Clothing & Apparel — 1.1%
Carter’s, Inc. *	66,900	3,799,920
Celebrate Express, Inc. *	109,600	1,533,304

		5,333,224

Commercial Services — 0.9%
Provide Commerce, Inc. *	92,800	2,252,256
TNS, Inc. *	46,800	1,134,900
Websidestory, Inc. *	49,000	868,280

		4,255,436

Computer Hardware — 1.7%
Komag, Inc. *	110,700	3,537,972
Maxtor Corp. *	799,900	3,519,560
Mobility Electronics, Inc. *	137,000	1,460,420

		8,517,952

Computer Services & Software — 5.8%
Business Objects SA, ADR (France) *	44,780	1,556,553
Cognos, Inc. * (Canada)	59,778	2,327,157
Epicor Software Corp. *	333,500	4,335,500
FileNet Corp. *	72,856	2,032,682
Fundtech Ltd. *	81,000	868,320
Hummingbird Ltd. (Canada) *	35,300	787,190
Hyperion Solutions Corp. *	81,700	3,974,705
Magma Design Automation, Inc. *	163,240	1,325,509
Motive, Inc. *	122,900	779,186
NAVTEQ Corp. *	45,800	2,287,710
NetIQ Corp. *	81,500	997,560
Pervasive Software, Inc. *	186,744	784,325
Quest Software, Inc. *	126,900	1,912,383
SS&C Technologies, Inc.	43,800	1,604,832
SSA Global Technologies, Inc. *	44,800	788,480
SupportSoft, Inc. *	84,200	424,368
Taleo Corp. (Class “A” Stock)	105,600	1,425,600

		28,212,060

Computer Networking
Xyratex Ltd.	14,300	210,353

Consumer Products & Services — 0.5%
1-800-Flowers.com, Inc. *	224,400	1,573,044
Concorde Career Colleges, Inc. *	50,900	781,315

		2,354,359

Diversified Operations — 0.1%
RHJ International 144A * (Belgium)	20,700	497,566

Drugs & Medicine — 0.7%
Dyax Corp.	155,000	866,450

1

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Drugs & Medicine (cont’d.)
OSI Pharmaceuticals, Inc. *	79,900	$2,336,276

		3,202,726

Education — 0.2%
Educate, Inc. *	69,600	1,044,000

Electronic Components & Equipment — 1.3%
Advanced Analogic Technologies Inc.	9,100	101,829
M-Systems Flash Disk Pioneers Ltd. (Israel) *	57,400	1,717,408
PowerDsine Ltd. * (Israel)	241,500	2,651,670
Vicor Corp.	128,656	1,949,138

		6,420,045

Entertainment & Leisure — 1.4%
Dolby Laboratories, Inc. (Class “A” Stock) *	89,800	1,436,800
JAMDAT Mobile, Inc. *	50,700	1,064,700
Speedway Motorsports, Inc.	112,300	4,079,859

		6,581,359

Finance Services — 1.2%
Affiliated Managers Group, Inc. *	17,287	1,251,925
Global Cash Access, Inc.	6,500	91,650
QC Holdings, Inc. *	234,000	3,051,360
SFGC Co. Ltd. (Japan)	5,000	1,290,521

		5,685,456

Financial - Consumer — 0.3%
Advance America Cash Advance Centers, Inc.	93,100	1,233,575

Health Care - Medical Providers — 0.3%
Psychiatric Solutions, Inc. *	27,800	1,507,594

Healthcare Services — 1.3%
Adeza Biomedical Corp. *	16,700	290,747
Magellan Health Services, Inc. *	58,800	2,066,820
MWI Veterinary Supply, Inc.	28,900	576,555
Northfield Laboratories, Inc. *	39,800	513,420
United Surgical Partners International, Inc. *	73,635	2,879,865
WebMD Health Corp. (Class “A” Stock)	5,300	130,639

		6,458,046

Hotels & Motels — 0.3%
Orient-Express Hotels Ltd. (Bermuda)	52,793	1,500,377

Industrial Products — 0.4%
Interline Brands, Inc. *	58,500	1,229,085
Roper Industries, Inc.	22,600	887,954

		2,117,039

Insurance — 0.6%
Endurance Specialty Holdings Ltd.	18,400	627,624
Mercury General Corp.	10,500	629,895

	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Philadelphia Consolidated Holding Corp. *	19,224	$1,632,118

		2,889,637

Internet Services — 2.2%
Blackboard, Inc. *	55,000	1,375,550
eCollege.com, Inc. *	99,766	1,482,523
Jupitermedia Corp. *	145,600	2,578,576
NIC, Inc. *	185,792	1,216,938
Online Resources Corp. *	270,659	2,863,572
Online Resources Corp. (Germany) 144A *	61,000	645,380
S1 Corp. *	124,900	488,359

		10,650,898

Medical Supplies & Equipment — 6.3%
ArthroCare Corp. *	30,800	1,238,776
Cambridge Heart, Inc. *	431,400	112,164
Ciphergen Biosystems, Inc. *	525,100	971,435
Conceptus, Inc. *	800	9,280
Cytyc Corp. *	128,148	3,440,774
Digirad Corp. *	6,900	33,299
Endologix, Inc. *	89,300	453,644
Illumina, Inc. *	102,000	1,306,620
Inamed Corp. *	129,230	9,780,127
Incyte Genomics, Inc. (Germany) *	275,500	1,294,850
Inhibitex, Inc.	49,500	503,910
Kyphon, Inc. *	72,574	3,188,902
Neurometrix, Inc. *	3,400	101,218
Orthofix International NV *	186,934	8,150,322
Zoll Medical Corp. *	6,200	162,750

		30,748,071

Pharmaceuticals — 12.3%
Abgenix, Inc. *	426,700	5,410,556
Acadia Pharmaceuticals, Inc. *	14,900	169,413
Acusphere, Inc. *	504,400	2,779,244
Adaltis, Inc. 144A * (Canada)	224,200	642,224
Alexion Pharmaceuticals, Inc. *	264,004	7,307,631
Auxilium Pharmaceuticals, Inc. *	197,600	984,048
Avigen, Inc.	34,000	94,520
Bioenvision, Inc. *	172,200	1,382,766
Biovail Corp. *	128,500	3,003,045
Cubist Pharmaceuticals, Inc. *	152,000	3,274,080
CV Therapeutics, Inc. *	51,300	1,372,275
Dynavax Technologies Corp. *	358,700	2,403,290
Eyetech Pharmaceuticals, Inc. *	173,600	3,117,856
Genaera Corp. *	596,900	1,145,451
Human Genome Sciences, Inc. *	170,900	2,322,531
ICOS Corp.	46,800	1,292,616
Medicines Co. *	98,100	2,257,281
Nektar Therapeutics *	142,300	2,411,985
Neurochem, Inc. (Canada) *	221,400	2,822,850
Neurocrine Biosciences, Inc. *	10,700	526,333
Penwest Pharmaceuticals Co. *	187,200	3,281,616
Point Therapeutics, Inc. *	533,300	2,266,525
Progenics Pharmaceuticals, Inc. *	107,400	2,546,454

2

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Regeneron Pharmaceuticals, Inc. *	140,400	$1,332,396
Sepracor, Inc. *	42,800	2,524,772
Spectrum Pharmaceuticals, Inc. *	214,600	1,064,416
Vical, Inc. *	292,700	1,440,084
YM Biosciences, Inc. * (Canada)	121,900	365,962

		59,542,220

Real Estate Investment Trust — 1.0%
First Potomac Realty Trust	58,400	1,500,880
Global Signal, Inc.	14,800	662,152
U-Store-It Trust	20,100	407,427
Wetherspoon, (J.D.) PLC (United Kingdom)	425,816	2,172,416

		4,742,875

Restaurants — 1.5%
Applebee’s International, Inc.	47,700	986,913
Buffalo Wild Wings, Inc. *	105,600	2,798,400
Texas Roadhouse, Inc. (Class “A” Stock)	224,800	3,349,520

		7,134,833

Retail
PETsMART, Inc.	2,800	60,984

Retail & Merchandising — 5.8%
A.C. Moore Arts & Crafts, Inc. *	153,604	2,946,125
Blue Nile, Inc. *	4,000	126,560
Cabela`s, Inc. (Class “A” Stock) *	41,100	755,007
Citi Trends, Inc. *	41,800	912,494
Cost Plus, Inc. *	64,600	1,172,490
Design Within Reach, Inc. *	26,600	240,198
Dick’s Sporting Goods, Inc. *	229,854	6,920,904
Dsw, Inc. *	26,200	555,440
eCost.Com, Inc. *	116,123	209,021
Golf Galaxy Inc.	12,300	196,062
New York & Company, Inc. *	142,200	2,332,080
PC Mall, Inc. *	96,200	550,264
PETCO Animal Supplies, Inc. *	514,200	10,880,472
Submarino SA, ADR (Brazil) 144A *	22,300	574,751

		28,371,868

Semiconductors — 6.8%
ARM Holdings PLC, ADR (United Kingdom)	130,829	820,298
Cirrus Logic, Inc. *	250,000	1,897,500
CSR PLC * (United Kingdom)	877,700	10,341,181
Emcore Corp. *	394,800	2,416,176
Entegris, Inc. *	74,100	837,330
MEMC Electronic Materials, Inc. *	322,500	7,349,775
Microsemi Corp. *	143,300	3,659,882
MKS Instruments, Inc. *	51,600	889,068
Sigmatel, Inc. *	57,000	1,153,680

	Shares	Value

COMMON STOCKS (Continued)

Semiconductors (cont’d.)
Ultratech Stepper, Inc. *	$226,200	$3,526,458

		32,891,348

Telecom - Integrated/Services — 0.2%
Knology, Inc.	301,700	793,471

Telecommunications — 2.3%
ADTRAN, Inc.	117,400	3,698,100
Foundry Networks, Inc. *	38,464	488,493
Intrado, Inc. *	4,244	76,519
Neustar, Inc. (Class “A” Stock) *	19,800	633,402
Orckit Communications Ltd. (Israel) *	97,300	2,435,419
Sim Technology Ltd. (Hong Kong)	6,640,000	1,420,898
Time Warner Telecom, Inc. (Class “A” Stock) *	284,500	2,219,100

		10,971,931

Transportation — 13.3%
ABX Air, Inc. *	1,601,580	13,132,956
CNF, Inc.	144,500	7,586,250
EGL, Inc. *	352,800	9,578,520
Expeditors International of Washington, Inc.	73,096	4,150,391
Forward Air Corp.	338,850	12,483,234
Kuehne & Nagel International AG * (Switzerland)	8,350	2,064,038
Landstar System, Inc. *	206,000	8,246,180
Quality Distribution, Inc. *	465,200	3,716,948
Ryder System, Inc.	105,900	3,623,898

		64,582,415

Utilities — 0.1%
Consolidated Water Co. Ltd.	27,200	545,360

TOTAL COMMON STOCKS
(cost $372,877,868)		448,181,709

RIGHTS
Telecom - Integrated/Services
Knology, Inc., expiring on 10/21/05 (cost $0)	301,700	—

TOTAL RIGHTS
(cost $0)		—

TOTAL LONG-TERM INVESTMENTS
(cost $372,877,868)		448,181,709

SHORT-TERM INVESTMENTS — 8.0%

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,063	1,063
BlackRock Provident Institutional Funds TempFund Portfolio (j)	1,063	1,063

Total REGISTERED INVESTMENT COMPANIES
(cost $2,126)		2,126

3

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Principal Amount (000)	Value

REPURCHASE AGREEMENT — 8.0%
Greenwich Capital Markets, Inc. 3.20%, dated 09/30/05, maturing 10/03/05, repurchase price $38,960,387 (Collateralized by U.S. Treasury Bonds, 13.25%, par value $29,333,000, market value $39,727,882, due 05/15/14)	38,950	$38,950,000

Total Repurchase Agreement
(cost $38,950,000)		38,950,000

TOTAL SHORT-TERM INVESTMENTS
(cost $38,952,126)		38,952,126

TOTAL INVESTMENTS — 100.3%
(cost $411,829,994)(p)		487,133,835
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,248,321)

NET ASSETS — 100.0%		$485,885,514

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

*	Non-income producing security.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $412,494,559; accordingly, net unrealized appreciation on investments for federal income tax purposes was $74,639,276 (gross unrealized appreciation - $106,682,345; gross unrealized depreciation - $32,043,069). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

4

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.0%

COMMON STOCKS

Basic Materials - Chemical — 2.7%
Agrium, Inc. (Canada)	86,745	$1,905,788
Albemarle Corp.	50,268	1,895,104
American Vanguard Corp.	901	16,497
Carlisle Cos., Inc.	5,411	343,977
Minerals Technologies, Inc.	23,947	1,370,008
NuCo2, Inc. *	21,847	562,560
Penford Corp.	32,603	435,902
Rohm & Haas Co.	18,620	765,841

		7,295,677

Basic Materials - Forest — 1.6%
Caraustar Industries, Inc. *	207,591	2,279,349
Packaging Corp. of America	28,521	553,593
Universal Forest Products, Inc.	23,731	1,360,261

		4,193,203

Basic Materials - Mining — 1.9%
Commercial Metals Co.	55,974	1,888,563
Mueller Industries, Inc.	60,774	1,687,694
Oregon Steel Mills, Inc. *	45,893	1,280,414
Schnitzer Steel Industries, Inc. (Class “A” Stock)	9,321	303,585

		5,160,256

Chemicals — 0.1%
Chemtura Corporation	16,300	202,446

Commercial Banks — 0.3%
Midwest Banc Holdings, Inc.	39,767	919,413

Computer Services & Software — 0.3%
Epicor Software Corp. *	49,945	649,285
Kanbay International, Inc.	9,916	186,421

		835,706

Consumer Cyclicals - Construction — 2.3%
Beazer Homes USA, Inc.	14,246	835,813
Champion Enterprises, Inc. *	21,005	310,454
Comfort Systems USA, Inc. *	82,840	729,820
ElkCorp	25,740	920,720
Lennar Corp. (Class “A” Stock)	16,630	993,809
Lennox International, Inc.	39,644	1,086,642
Modtech Holdings, Inc. *	42,381	411,943
Texas Industries, Inc.	11,369	618,473
Trex Co., Inc. *	4,230	101,520
WCI Communities, Inc. *	10,002	283,757

		6,292,951

Consumer Cyclicals - Consumer Durables — 0.9%
Mohawk Industries, Inc. *	8,419	675,625
Select Comfort Corp. *	65,724	1,313,166
Stanley Works	8,018	374,280

		2,363,071

Consumer Cyclicals - Leisure & Entertainment — 1.7%
Aztar Corp. *	52,994	1,632,745
Fossil, Inc. *	52,844	961,233
Harrah’s Entertainment, Inc.	13,780	898,318

	Shares	Value

COMMON STOCKS (Continued)

Consumer Cyclicals - Leisure & Entertainment (cont’d.)
K2, Inc. *	104,142	$1,187,219

		4,679,515

Consumer Cyclicals - Motor Vehicle — 3.5%
American Axle & Manufacturing Holdings, Inc.	41,700	962,436
Autoliv, Inc.	9,963	433,391
Commercial Vehicle Group, Inc. *	63,935	1,338,799
Lear Corp.	7,572	257,221
LoJack Corp. *	42,699	902,657
Tenneco Automotive, Inc. *	90,310	1,581,328
Wabash National Corp.	206,431	4,058,433

		9,534,265

Consumer Cyclicals - Retail Apparel — 3.9%
Aaron Rents, Inc.	90,312	1,910,099
Big Lots, Inc. *	67,359	740,275
Dress Barn, Inc. *	23,576	536,590
Federated Department Stores, Inc.	13,624	911,037
Gymboree Corp. *	98,187	1,339,271
K-Swiss, Inc. (Class “A” Stock)	29,166	862,439
Kellwood Co.	26,857	694,253
Penney, (J.C.) Co., Inc.	15,470	733,587
Ross Stores, Inc.	12,392	293,690
Sharper Image Corp. *	35,438	446,519
Talbots, Inc.	11,226	335,882
Tuesday Morning Corp. *	26,804	693,420
Zale Corp. *	36,884	1,002,507

		10,499,569

Consumer Staples - Food & Beverage — 1.0%
American Italian Pasta Co. (Class “A” Stock)	13,122	139,881
Archer-Daniels-Midland Co.	20,329	501,313
Corn Products International, Inc.	27,761	559,939
Pepsi Bottling Group, Inc.	7,613	217,351
Sensient Technologies Corp.	40,640	770,128
Smithfield Foods, Inc. *	19,651	583,242

		2,771,854

Consumer Staples - Home Products — 2.2%
Clorox Co.	12,250	680,365
Elizabeth Arden, Inc. *	96,867	2,090,390
Helen of Troy Ltd. (Bermuda) *	32,196	664,525
Newell Rubbermaid, Inc.	33,100	749,715
Oneida Ltd. *	95,141	188,379
Playtex Products, Inc. *	130,824	1,439,064

		5,812,438

Consumer Staples - Restaurants — 0.7%
BUCA, Inc. *	86,232	523,428
California Pizza Kitchen, Inc. *	24,705	722,374
Fox & Hound Restaurant Group *	64,422	655,816

		1,901,618

Consumer Staples - Tobacco — 0.2%
Reynolds, (R.J.) Tobacco Holdings, Inc.	4,860	403,477

1

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Energy - Diversified Energy — 1.0%
Cleco Corp. *	40,622	$957,867
CMS Energy Corp. *	7,595	124,938
Western Gas Resources, Inc.	8,407	430,690
Williams Cos., Inc.	43,834	1,098,042

		2,611,537

Energy - Energy Resources — 4.3%
EOG Resources, Inc.	22,793	1,707,196
Noble Energy, Inc.	24,510	1,149,530
Parallel Petroleum Corp. *	55,612	778,568
Range Resources Corp.	125,859	4,859,416
Whiting Petroleum Corp. *	70,364	3,084,758

		11,579,468

Energy - Oil Refining — 0.4%
Frontier Oil Corp.	26,052	1,155,406

Energy - Oil Services — 1.7%
BJ Services Co.	29,222	1,051,700
Hydril Co. *	11,410	783,182
Oil States International, Inc. *	27,893	1,012,795
Petroleum Development Corp. *	9,401	360,434
W-H Energy Services, Inc. *	25,737	834,394
Willbros Group, Inc. (Panama) *	26,310	417,013

		4,459,518

Entertainment & Leisure — 0.1%
Isle of Capri Casinos, Inc. *	18,347	392,259

Finance Services — 3.3%
Accredited Home Lenders Holding Co. *	84,396	2,967,363
American Capital Strategies Ltd.	7,024	257,500
Apollo Investment Corp.	64,027	1,267,735
Capital Source, Inc. *	49,540	1,079,972
CIT Group, Inc.	16,523	746,509
Financial Federal Corp.	41,788	1,663,162
Investors Financial Services Corp.	19,889	654,348
Nexity Financial Corp.	18,714	304,103

		8,940,692

Financial - Bank & Trust — 10.4%
Alabama National Bancorp	27,292	1,745,050
Alliance Bankshares Corp. *	17,986	298,568
Bancorp Bank (The) *	78,618	1,257,102
Berkshire Hills Bancorp, Inc.	26,086	886,924
Brookline Bancorp, Inc.	73,843	1,168,196
Cardinal Financial Corp. *	73,219	706,563
Central Pacific Financial Corp. *	36,894	1,297,931
Citizens Banking Corp.	78,391	2,226,304
Commerce Bancshares, Inc.	7,863	404,787
First Niagara Financial Group, Inc.	159,510	2,303,324
First Oak Brook Bancshares, Inc.	14,100	427,089
FirstMerit Corp.	25,397	680,386
IBERIABANK Corp.	31,637	1,681,507
Interchange Financial Services Corp.	9,912	171,081
KeyCorp	13,930	449,243
M&T Bank Corp.	8,879	938,599
Main Street Banks, Inc.	48,634	1,303,391

	Shares	Value

COMMON STOCKS
(Continued)

Financial - Bank & Trust (cont’d.)
Millennium Bankshares Corp. *	50,290	$387,233
Northern Trust Corp.	12,573	635,565
PFF Bancorp, Inc.	96,668	2,925,174
Placer Sierra Bancshares	30,318	832,835
Prosperity Bancshares, Inc.	15,686	474,502
Signature Bank *	41,031	1,107,427
Southcoast Financial Corp. *	21,588	474,930
Sterling Bancorp	18,884	425,079
Sun Bancorp, Inc. *	9,204	194,112
Texas United Bancshares, Inc.	20,231	395,718
UMB Financial Corp.	1,409	92,543
United Community Banks, Inc.	41,800	1,191,300
West Coast Bancorp	4,577	114,425
Zions Bancorporation	14,042	999,931

		28,196,819

Financial - Brokerage — 0.8%
Bear Stearns Cos., Inc.	7,237	794,261
Knight Trading Group, Inc. (Class “A” Stock) *	126,284	1,049,420
optionsXpress Holdings, Inc. *	18,295	348,337

		2,192,018

Financial - Securities/Asset Management — 0.7%
Affiliated Managers Group, Inc. *	27,079	1,961,061

Financial - Thrifts — 1.6%
Bankunited Financial Corp. *	60,571	1,385,259
Fidelity Bankshares, Inc.	55,822	1,705,362
Irwin Financial Corp.	32,097	654,458
NetBank, Inc.	80,917	672,420

		4,417,499

Health Care - Biotechnology — 0.6%
MedImmune, Inc. *	24,381	820,421
United Therapeutics Corp. *	10,805	754,189

		1,574,610

Health Care - Drugs — 1.0%
Charles River Laboratories International, Inc. *	14,492	632,141
Medarex, Inc. *	64,339	612,507
PAREXEL International Corp. *	38,346	770,371
Salix Pharmaceuticals Ltd. *	30,735	653,119

		2,668,138

Health Care - Medical Products — 1.8%
Abaxis, Inc. *	41,300	538,965
Chattem, Inc. *	13,047	463,168
Conceptus, Inc. *	52,237	605,949
NDCHealth Corp.	48,553	918,623
Prestige Brands Holdings, Inc. *	53,312	656,804
PSS World Medical, Inc. *	81,600	1,088,544
Thermogenesis Corp. *	89,136	472,421

		4,744,474

Health Care - Medical Providers — 0.6%
Psychiatric Solutions, Inc. *	4,503	244,198
Radiologix, Inc. *	179,390	656,567

2

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Health Care - Medical Providers (cont’d.)
United Surgical Partners International, Inc. *	9,685	$378,780
Web MD Corp. *	32,575	360,931

		1,640,476

Healthcare Services — 0.2%
Apria Healthcare Group, Inc. *	17,300	552,043

Industrials - Components — 2.3%
Actuant Corp. (Class “A” Stock)	27,209	1,273,381
American Standard Cos., Inc.	15,974	743,590
Applied Industrial Technologies, Inc.	12,537	449,827
Earle M. Jorgensen Co. *	101,668	968,896
Hughes Supply, Inc.	85,455	2,785,833

		6,221,527

Industrials - Defense/Aerospace — 1.2%
Alliant Techsystems, Inc. *	9,390	700,964
Ducommun, Inc. *	43,330	953,260
EDO Corp.	32,364	971,891
Rockwell Collins, Inc.	14,548	702,959

		3,329,074

Industrials - Diversified — 1.1%
GrafTech International Ltd. *	356,027	1,933,227
Lydall, Inc. *	103,492	924,183

		2,857,410

Industrials - Electrical Equipment — 1.9%
Amphenol Corp.	5,495	221,668
Anixter International, Inc.	39,706	1,601,343
Baldor Electric Co.	30,828	781,490
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	10,118	699,559
CyberOptics Corp. *	37,681	524,896
Franklin Electric Co., Inc.	23,585	976,183
Xerox Corp. *	20,700	282,555

		5,087,694

Industrials - Machinery — 0.9%
MTS Systems Corp.	6,543	247,129
Tennant Co.	7,986	327,266
Terex Corp. *	21,325	1,054,095
Zebra Technologies Corp. (Class “A” Stock)	19,131	747,831

		2,376,321

Insurance — 0.2%
Republic Companies Group, Inc.	50,270	636,418

Insurance - Health Insurance — 0.3%
Health Net, Inc. *	19,446	920,185

Insurance - Life Insurance — 0.7%
StanCorp Financial Group, Inc.	14,286	1,202,881
Torchmark Corp.	11,378	601,100

		1,803,981

	Shares	Value

COMMON STOCKS
(Continued)

Insurance - Property Insurance — 4.2%
AMBAC Financial Group, Inc.	14,365	$1,035,142
Aspen Insurance Holdings, Ltd. (Bermuda) *	24,728	730,712
Donegal Group, Inc.	22,847	495,780
Everest Reinsurance Group Ltd. (Bermuda)	8,343	816,780
National Atlantic Holdings Corp. *	31,219	362,140
Navigators Group, Inc. *	19,943	744,273
NYMAGIC, Inc.	17,244	419,546
PartnerRe Ltd. (Bermuda)	8,384	536,995
PMI Group, Inc. (The)	8,748	348,783
ProAssurance Corp. *	35,190	1,642,317
Procentury Corp.	77,119	789,699
PXRE Group Ltd. (Bermuda)	47,186	635,124
RenaissanceRe Holdings Ltd.	17,242	753,993
RLI Corp.	35,860	1,658,884
Willis Group Holdings Ltd. (United Kingdom)	11,701	439,372

		11,409,540

Medical Supplies & Equipment
Cardiac Science Corp.	961	10,302
Encore Medical Corp.	9,018	42,385

		52,687

Metals & Mining — 0.1%
Allegheny Technologies, Inc.	5,031	155,860
Carpenter Technology	2,300	134,803

		290,663

Oil & Gas — 0.1%
Superior Well Services, Inc.	9,435	217,949

Railroads — 0.2%
Norfolk Southern Corp.	11,100	450,216

Real Estate Investment Trust - Apartment — 1.1%
American Campus Communities, Inc. *	9,805	235,516
Apartment Investment & Management Co. (Class “A” Stock)	20,333	788,514
Equity Residential Properties Trust	7,120	269,492
KKR Financial Corp. *	17,860	397,206
Post Properties, Inc.	17,161	639,247
Town & Country Trust *	19,531	566,790

		2,896,765

Real Estate Investment Trust - Hotels — 0.5%
LaSalle Hotel Properties	35,994	1,239,993

Real Estate Investment Trust - Mortgage — 0.3%
MFA Mortgage Investments, Inc.	139,193	853,253

Real Estate Investment Trust - Office Industrial — 2.8%
Brandywine Realty Trust	55,238	1,717,350
Corporate Office Properties Trust	10,364	362,222
Lexington Corp. Properties Trust	59,666	1,405,134
Parkway Properties, Inc.	37,747	1,771,089

3

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Real Estate Investment Trust - Office Industrial (cont’d.)
Prentiss Properties Trust	59,935	$2,433,361

		7,689,156

Real Estate Investment Trust - Other Reit — 4.7%
Biomed Realty Trust, Inc.	48,091	1,192,657
Capital Automotive	44,119	1,707,846
Commercial Net Lease Realty, Inc.	73,468	1,469,360
Correctional Properties Trust	42,586	1,252,454
Digital Realty Trust, Inc.	16,637	299,466
Entertainment Properties Trust	19,299	861,314
HealthCare Realty Trust, Inc.	3,418	137,199
Hersha Hospitality Trust	26,000	258,180
iStar Financial, Inc.	30,022	1,213,789
Omega Healthcare Investors, Inc.	68,248	950,012
Plum Creek Timber Co., Inc.	20,662	783,296
RAIT Investment Trust	60,307	1,718,750
Spirit Finance Corp. *	23,615	265,669
U-Store-It Trust	35,739	724,430

		12,834,422

Real Estate Investment Trust - Retail — 0.9%
Acadia Realty Trust	38,503	692,669
Agree Realty Corp.	31,567	891,768
Developers Diversified Realty Corp.	15,551	726,231

		2,310,668

Restaurants — 0.5%
CEC Entertainment, Inc. *	44,272	1,406,079

Retail & Merchandising — 0.1%
Charming Shoppes, Inc. *	19,387	206,859

Services - Environmental — 0.8%
Republic Services, Inc.	15,102	532,950
TRC Cos., Inc. *	20,310	316,836
Waste Connections, Inc. *	36,894	1,294,241

		2,144,027

Services - Industrial Services — 1.3%
Infrasource Services, Inc. *	43,389	631,310
ITT Educational Services, Inc. *	28,328	1,397,987
LECG Corp. *	25,283	581,509
Medical Staffing Network Holdings, Inc. *	13,458	78,998
Resources Connection, Inc. *	15,135	448,450
School Specialty, Inc. *	8,825	430,484

		3,568,738

Services - Media — 0.8%
ADVO, Inc.	41,457	1,297,189
Lamar Advertising Co. *	18,308	830,451

		2,127,640

Services - Publishing — 0.7%
Dow Jones & Co., Inc.	26,000	992,940
Journal Register Co. *	55,867	903,928

		1,896,868

	Shares	Value

COMMON STOCKS
(Continued)

Services - Telephone — 2.3%
Alamosa Holdings, Inc.	66,032	$1,129,807
Alaska Communications Systems Group, Inc.	38,339	438,598
Powerwave Technologies, Inc. *	76,835	998,087
UbiquiTel, Inc. *	65,578	573,152
Valor Communications Group, Inc.	37,793	515,119
West Corp. *	71,281	2,665,196

		6,319,959

Technology - Computer Hardware — 2.4%
CDW Corp.	6,849	403,543
Ditech Communications Corp. *	67,018	451,701
Hutchinson Technology, Inc. *	86,651	2,263,324
Ingram Micro, Inc. (Class “A” Stock) *	25,108	465,502
Insight Enterprises, Inc. *	112,434	2,091,273
Mobility Electronics, Inc. *	64,798	690,747

		6,366,090

Technology - Computer Software — 1.4%
Activision, Inc. *	32,568	666,016
Atari, Inc. *	457,216	658,391
Citadel Security Software, Inc. *	75,873	45,524
McDATA Corp. (Class “A” Stock) *	75,279	394,462
Take-Two Interactive Software, Inc. *	57,316	1,266,110
Ultimate Software Group, Inc. (The) *	18,598	342,575
Viisage Technology, Inc. *	108,010	448,242

		3,821,320

Technology - Information Services — 1.9%
BearingPoint, Inc. *	149,256	1,132,853
Lionbridge Technologies, Inc. *	324,249	2,188,681
MTC Technologies, Inc. *	53,028	1,695,835

		5,017,369

Technology - Internet — 0.5%
Autobytel, Inc. *	184,738	925,537
Avocent Corp. *	13,243	419,009

		1,344,546

Technology - Semiconductors — 1.9%
Freescale Semiconductor, Inc. (Class “A” Stock) *	10,348	242,247
Integrated Device Technology, Inc.	191,321	2,054,787
Skyworks Solutions, Inc. *	118,207	829,813
Tessera Technologies, Inc. *	67,347	2,014,349

		5,141,196

Technology - Supply Chain — 0.5%
ScanSource, Inc. *	20,265	987,716
Tech Data Corp. *	12,312	451,974

		1,439,690

Telecommunications — 0.9%
Aeroflex, Inc. *	110,651	1,035,693

4

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Telecommunications (cont’d.)
Dobson Communications Corp. (Class “A” Stock) *	56,842	$436,547
Leap Wireless International, Inc. *	19,706	693,651
RCN Corp.	14,152	300,306

		2,466,197

Transportation - Airlines — 0.8%
AirTran Holdings, Inc. *	153,511	1,943,449
Frontier Airlines, Inc. *	32,909	321,850

		2,265,299

Transportation - Truck Freight — 0.9%
Forward Air Corp.	12,402	456,890
Heartland Express, Inc.	31,544	641,605
OMI Corp.	12,085	215,959
SCS Transportation, Inc. *	50,072	786,631
Teekay Shipping Corp.	9,152	393,993

		2,495,078

Utilities — 0.2%
Unisource Energy Corp.	12,361	410,880

Utilities - Electrical Utilities — 4.1%
Avista Corp.	23,663	459,062
Central Vermont Public Service Corp.	9,397	164,448
Edison International *	21,732	1,027,489
El Paso Electric Co. *	128,955	2,688,712
Entergy Corp.	14,286	1,061,736
FirstEnergy Corp.	7,184	374,430
MGE Energy, Inc.	5,953	217,344
PG&E Corp.	25,614	1,005,349
PNM Resources, Inc.	7,500	215,025
PPL Corp.	50,074	1,618,892
Public Service Enterprise Group, Inc.	2,189	140,884
Sierra Pacific Resources *	28,768	427,205
Southern Union Co. *	1	14
Westar Energy, Inc.	50,039	1,207,441
Wisconsin Energy Corp.	9,477	378,322

		10,986,353

Utilities - Gas Utilities — 1.7%
AGL Resources, Inc.	34,617	1,284,637
Energen Corp.	3,513	151,973
Northwest Natural Gas Co.	51,260	1,907,897
South Jersey Industries, Inc.	23,888	696,096
Southwest Gas Corp. *	24,547	672,342

		4,712,945

TOTAL INVESTMENTS — 99.0%
(cost $223,442,258(p))		267,566,532
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		2,765,338

NET ASSETS — 100.0%		$270,331,870

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $225,175,835; accordingly, net unrealized appreciation on investments for federal income tax purposes was $42,390,697 (gross unrealized appreciation - $52,462,829; gross unrealized depreciation - $10,072,132).

5

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.3%

COMMON STOCKS — 97.1%

Advertising — 0.4%
ADVO, Inc.	74,660	$2,336,111
R.H. Donnelley Corp. *	22,560	1,427,146

		3,763,257

Aerospace — 1.5%
AAR Corp. *	40,100	688,918
Armor Holdings, Inc.	46,900	2,017,169
CPI Aerostructures, Inc. *	48,460	483,146
Curtiss-Wright Corp. (Class “B” Stock)	38,000	2,344,980
DRS Technologies, Inc. *	26,100	1,288,296
Esterline Technologies Corp.	44,600	1,689,894
Heico Corp.	20,300	470,960
Kaman Corp. (Class “A” Stock)	74,700	1,527,615
Moog, Inc. (Class “A” Stock)	106,050	3,130,596
Orbital Sciences Corp. *	48,500	606,250
Triumph Group, Inc. *	22,900	851,193

		15,099,017

Airlines — 0.7%
Alaska Air Group, Inc.	68,600	1,993,516
Continental Airlines, Inc. (Class “B” Stock) *	54,200	523,572
ExpressJet Holdings, Inc. *	159,000	1,426,230
SkyWest, Inc.	127,700	3,424,914

		7,368,232

Apparel/Shoes — 0.1%
Eddie Bauer Holdings, Inc	36,720	904,230

Automotive Parts — 1.7%
Aftermarket Technology Corp.	174,652	3,211,850
American Axle & Manufacturing Holdings, Inc.	35,980	830,419
Asbury Automative Group, Inc.	149,100	2,539,173
Cooper Tire & Rubber Co.	77,700	1,186,479
CSK Auto Corp. *	147,040	2,187,955
Hayes Lemmerz International, Inc. *	84,200	377,216
Keystone Automotive Industries, Inc. *	18,200	524,342
Modine Manufacturing Co.	56,600	2,076,088
Sonic Automotive, Inc.	14,500	322,190
Superior Industries International, Inc.	24,000	516,480
Tenneco Automotive, Inc. *	206,920	3,623,169
Visteon Corp.	72,300	707,094

		18,102,455

Biotechnology — 0.2%
Cell Genesys, Inc. *	15,700	86,036
Cytokinetics, Inc. *	55,800	454,212
Genelab Technologies, Inc. *	283,600	181,504
Human Genome Sciences, Inc. *	21,100	286,749
Telik, Inc. *	47,300	773,828

		1,782,329

	Shares	Value

COMMON STOCKS (Continued)

Broadcasting — 1.0%
4Kids Entertainment, Inc. *	6,000	$104,340
Belo Corp. (Class “A” Stock)	47,320	1,081,735
Entercom Communications Corp. *	30,565	965,548
Gray Television, Inc.	51,303	543,299
Liberty Corp. (The)	31,980	1,499,542
Media General, Inc. (Class “A” Stock)	14,240	826,063
Media General, Inc. (Class “A” Stock)	16,700	968,767
Radio One, Inc. (Class “D” Stock) *	273,200	3,592,580
Saga Communications, Inc. (Class “A” Stock) *	24,800	329,840
Sinclair Broadcast Group, Inc. (Class “A” Stock)	14,900	132,163

		10,043,877

Building Materials — 1.1%
Ameron International Corp.	18,200	844,480
Apogee Enterprises, Inc.	61,600	1,053,360
Chaparral Steel Co.	40,900	1,031,498
Eagle Materials, Inc.	19,700	2,390,989
Genlyte Group, Inc.	16,100	774,088
NCI Building Systems, Inc.	58,097	2,369,777
Texas Industries, Inc.	27,900	1,517,760
York International Corp.	34,400	1,928,808

		11,910,760

Business Services — 1.8%
Angelica Corp.	93,600	1,670,760
BearingPoint, Inc. *	337,000	2,557,830
Century Business Services, Inc.	73,800	376,380
Clark, Inc.	19,700	331,551
CRA International, Inc. *	10,700	446,083
Harland, (John H.) Co.	76,300	3,387,720
infoUSA, Inc.	12,900	136,998
Labor Ready, Inc. *	28,580	733,077
Lawson Software Inc. *	117,764	817,282
MAXIMUS, Inc.	9,100	325,325
Mobile Mini, Inc. *	14,400	624,240
MPS Group, Inc. *	84,440	996,392
PAREXEL International Corp. *	84,090	1,689,368
Spherion Corp. *	126,400	960,640
TeleTech Holdings, Inc. *	98,300	984,966
UniFirst Corp.	30,600	1,073,142
Viad Corp.	10,000	273,500
Watson Wyatt & Co. Holdings	33,880	913,066

		18,298,320

Cable Television — 0.3%
Charter Communications, Inc. (Class “A” Stock) *	625,400	938,100
Insight Communications Co., Inc. (Class “A” Stock) *	64,100	745,483
Lodgenet Entertainment Corp. *	98,600	1,452,378

1

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Cable Television (cont’d.)
Mediacom Communications Corp. (Class “A” Stock) *	67,200	$495,936

		3,631,897

Chemicals — 2.3%
Airgas, Inc.	35,584	1,054,354
Arch Chemicals, Inc.	51,480	1,196,910
Cytec Industries, Inc.	28,150	1,221,147
FMC Corp.	94,528	5,408,892
Fuller, (H.B.) Co.	71,500	2,222,220
Georgia Gulf Corp.	71,885	1,730,991
Grace, (W.R.) & Co. *	145,900	1,305,805
Hercules, Inc. *	176,300	2,154,386
Minerals Technologies, Inc.	27,500	1,573,275
NewMarket Corp. *	50,700	879,138
Olin Corp.	87,030	1,652,700
PolyOne Corp. *	392,500	2,378,550
Sensient Technologies Corp.	14,500	274,775
Terra Industries, Inc. *	71,100	472,815
Wellman, Inc.	90,900	575,397

		24,101,355

Clothing & Apparel — 1.2%
Brown Shoe Co., Inc.	43,637	1,440,021
Burlington Coat Factory Warehouse Corp.	58,200	2,213,928
Kellwood Co.	74,550	1,927,117
Kenneth Cole Productions, Inc. (Class “A” Stock)	29,500	805,055
Quiksilver, Inc. *	82,800	1,196,460
Reebok International Ltd.	17,150	970,176
Skechers USA, Inc. (Class “A” Stock) *	69,900	1,144,263
Too, Inc. *	100,750	2,763,572
Warnaco Group, Inc. (The) *	22,772	498,935

		12,959,527

Commercial Banks — 0.1%
Bancorpsouth, Inc.	67,190	1,535,291

Commercial Services — 0.3%
Arbitron, Inc.	8,800	350,592
Bell Microproducts, Inc.	53,900	540,617
NCO Group, Inc.	17,700	365,682
Source Interlink Cos., Inc. *	100,290	1,109,207
StarTek, Inc.	14,100	186,120
Vertrue, Inc. *	7,100	258,085

		2,810,303

Computer Hardware — 0.9%
Gateway, Inc. *	115,200	311,040
Hutchinson Technology, Inc. *	109,059	2,848,621
Imation Corp.	51,200	2,194,944
Insight Enterprises, Inc. *	31,100	578,460
Komag, Inc. *	29,700	949,212
MTS Systems Corp.	23,600	891,372
Quantum Corp.	507,400	1,567,866

		9,341,515

	Shares	Value

COMMON STOCKS (Continued)

Computer Services & Software — 2.9%
Agilysys, Inc.	87,900	$1,480,236
Anteon International Corp.	14,890	636,696
BISYS Group, Inc. (The) *	159,810	2,146,248
Black Box Corp.	32,200	1,351,112
Brocade Communications Systems, Inc. *	349,900	1,427,592
CACI International, Inc. (Class “A” Stock) *	10,200	618,120
Ciber, Inc. *	76,500	568,395
Covansys Corp. *	58,700	936,852
Gartner, Inc. (Class “A” Stock) *	81,300	950,397
Inprise Corp. *	119,792	697,190
Inter-Tel, Inc.	60,900	1,278,900
Intergraph Corp.	13,300	594,643
Magma Design Automation, Inc. *	52,700	427,924
Mantech International Corp. (Class “A” Stock) *	25,100	662,891
McDATA Corp. (Class “A” Stock) *	145,500	762,420
NetIQ Corp. *	31,800	389,232
Parametric Technology Corp. *	651,550	4,541,304
Perot Systems Corp. (Class “A” Stock) *	111,200	1,573,480
Phoenix Technologies, Ltd.	21,300	160,389
Pomeroy IT Solutions, Inc. *	36,720	417,139
Progress Software Corp. *	37,500	1,191,375
Radisys Corp. *	26,600	516,040
Redback Networks, Inc. *	39,900	395,808
SafeNet, Inc. *	31,100	1,129,241
Sybase, Inc.	71,240	1,668,441
Sykes Enterprises, Inc. *	46,800	556,920
SYNNEX Corp. *	7,400	124,616
Systemax, Inc. *	59,500	418,880
TALX Corp.	16,800	550,872
THQ, Inc.	41,320	880,942
Tyler Technologies, Inc. *	52,800	437,184
Verity, Inc.	87,050	924,471

		30,415,950

Computers — 0.1%
Palm, Inc.	44,200	1,252,186

Conglomerates — 0.3%
Griffon Corp. *	99,310	2,443,026
Park Ohio Holdings Corp. *	32,700	574,212

		3,017,238

Construction — 1.2%
Building Materials Holding Corp.	20,300	1,891,757
Dycom Industries, Inc.	7,000	141,540
Insituform Technologies, Inc. (Class “A” Stock) *	34,634	598,822
Levitt Corp. (Class “A” Stock)	37,600	862,544
Technical Olympic USA, Inc.	100,500	2,629,080
URS Corp. *	31,700	1,280,363
Washington Group International, Inc. *	41,500	2,236,435
WCI Communities, Inc. *	93,400	2,649,758

		12,290,299

2

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Consumer Cyclicals - Motor Vehicle — 0.2%
ArvinMeritor, Inc.	103,700	$1,733,864

Consumer Products & Services — 2.7%
Aaron Rents, Inc.	85,700	1,812,555
American Greetings Corp. (Class “A” Stock)	43,270	1,185,598
AptarGroup, Inc.	45,480	2,265,359
Aviall, Inc. *	106,130	3,585,071
Dollar Thrifty Automotive Group, Inc. *	61,000	2,053,870
Electro Rental Corp. *	23,800	299,404
Interpool, Inc.	31,200	569,400
Jacuzzi Brands, Inc. *	133,200	1,073,592
Jakks Pacific, Inc.	146,420	2,376,397
K2, Inc. *	50,100	571,140
National Presto Industries, Inc.	13,440	575,366
Regis Corp.	57,290	2,166,708
Rent-Way, Inc. *	89,100	612,117
Steinway Musical Instruments, Inc. *	30,600	806,310
Tupperware Corp.	141,800	3,230,204
Universal Corp.	105,000	4,077,150
Water Pik Technologies, Inc. *	17,400	353,220

		27,613,461

Containers & Packaging — 0.7%
Bemis Co., Inc.	36,560	903,032
Chesapeake Corp.	66,500	1,222,935
Greif, Inc. (Class “A” Stock)	27,900	1,676,790
Silgan Holdings, Inc.	101,200	3,365,912

		7,168,669

Diversified Operations — 0.3%
Walter Industries, Inc.	69,100	3,380,372

Electronic Components & Equipment — 2.7%
Aeroflex, Inc. *	132,260	1,237,954
AMETEK, Inc.	21,340	916,980
Anixter International, Inc.	40,200	1,621,266
Arris Group, Inc. *	40,900	485,074
Artesyn Technologies, Inc.	81,900	761,670
Avnet, Inc. *	65,420	1,599,519
Bel Fuse, Inc. (Class “B” Stock)	26,500	965,395
Belden CDT, Inc.	62,810	1,220,398
Benchmark Electronics, Inc. *	94,160	2,836,099
C-COR, Inc.	97,142	655,709
Checkpoint Systems, Inc.	38,200	906,104
Coherent, Inc. *	60,700	1,777,296
CTS Corp.	86,400	1,045,440
EDO Corp.	22,740	682,882
Electro Scientific Industries, Inc. *	24,600	550,056
Electronics For Imaging, Inc. *	35,600	816,664
ESCO Technologies, Inc. *	16,000	801,120
Genesis Microchip, Inc.	39,100	858,245
Hypercom Corp. *	21,900	142,788
Idacorp, Inc.	120,788	3,639,342
Littelfuse, Inc. *	49,180	1,383,433
Methode Electronics, Inc. (Class “A” Stock)	54,440	627,149

	Shares	Value

COMMON STOCKS (Continued)

Electronic Components & Equipment (cont’d.)
Synopsys, Inc.	60,160	$1,137,024
Sypris Solutions, Inc.	32,500	349,050
Thomas & Betts Corp. *	19,580	673,748
TTM Technologies, Inc. *	22,300	159,445

		27,849,850

Electronics — 0.1%
Axsys Technologies, Inc.	37,455	734,493

Entertainment & Leisure — 0.5%
Alliance Gaming Corp.	76,090	825,576
Argosy Gaming Co. *	24,600	1,155,954
Carmike Cinemas, Inc.	46,057	1,056,548
Isle of Capri Casinos, Inc. *	21,200	453,256
Marinemax, Inc. *	32,679	832,988
Movie Gallery, Inc.	14,500	150,655
Six Flags, Inc. *	67,000	481,730

		4,956,707

Environmental Services — 0.4%
Accuride Corporation	63,908	882,569
Mine Safety Appliances Co.	32,200	1,246,140
Tetra Tech, Inc. *	90,290	1,518,678
WCA Waste Corp. *	100,840	851,090

		4,498,477

Equipment Services — 0.6%
General Cable Corp. *	60,000	1,008,000
Global Imaging Systems, Inc. *	6,400	217,920
RPC, Inc.	17,800	458,528
United Rentals, Inc. *	160,712	3,167,633
Universal Compression Holdings, Inc. *	21,600	859,032
Watsco, Inc.	18,200	966,602

		6,677,715

Farming & Agriculture — 0.1%
Alliance One International, Inc.	163,100	577,374

Finance Services — 3.4%
Advanta Corp. (Class “B” Stock)	99,584	2,811,256
Affiliated Managers Group, Inc. *	18,678	1,352,661
Assured Guaranty Ltd.	43,282	1,035,738
Dime Community Bancshares	144,864	2,132,398
Doral Financial Corp.	67,100	876,997
Financial Federal Corp.	30,800	1,225,840
Fremont General Corp.	83,100	1,814,073
Hanmi Financial Corp.	250,400	4,494,680
Investment Technology Group, Inc. *	74,620	2,208,752
ITLA Capital Corp. *	13,400	703,366
Lakeland Financial Corp.	2,800	115,780
MBT Financial Corp.	17,300	318,839
Metris Cos., Inc. *	90,900	1,329,867
Partners Trust Financial Group, Inc.	102,500	1,180,800
Raymond James Financial, Inc.	37,050	1,190,046
Santander Bancorp	5,900	145,317
Signature Bank *	70,370	1,899,286

3

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Finance Services (cont’d.)
Technology Investment Capital Corp.	154,667	$2,442,192
Trustmark Corp.	53,302	1,484,461
W Holding Co., Inc.	132,412	1,265,859
Whitney Holdings Corp.	48,265	1,305,085
World Acceptance Corp. *	124,431	3,161,792
WSFS Financial Corp.	22,500	1,325,025

		35,820,110

Financial - Bank & Trust — 11.0%
ABC Bancorp	22,020	422,564
Accredited Home Lenders Holding Co. *	35,100	1,234,116
Amcore Financial, Inc.	74,575	2,327,486
Amegy Bancorporation, Inc.	142,457	3,223,802
AmericanWest Bancorp. *	14,600	337,552
Bancfirst Corp.	10,100	858,500
Bank Mutual Corp.	121,580	1,303,338
Bank of The Ozarks, Inc.	24,000	823,920
BankAtlantic Bancorp, Inc. (Class “A” Stock)	113,100	1,921,569
Bankunited Financial Corp. *	46,900	1,072,603
Banner Corp.	12,300	327,672
Capital Bancorp Ltd.	24,000	777,600
Capital Corp of The West	14,520	443,586
Capital Crossing Bank	2,000	69,480
Cardinal Financial Corp. *	124,660	1,202,969
Cathay General Bancorp	26,000	921,960
Central Pacific Financial Corp. *	53,900	1,896,202
Chemical Financial Corp.	58,485	1,900,762
City Holding Co.	28,100	1,004,856
Colonial Bancgroup, Inc.	83,900	1,879,360
Columbia Banking System, Inc.	23,300	611,159
Commercial Capital Bancorp, Inc.	32,500	552,500
Commercial Federal Corp.	27,500	938,850
Community Bank System, Inc.	67,000	1,514,200
Community Trust Bancorp, Inc.	20,442	657,824
Corus Bankshares, Inc.	92,100	5,049,843
Cullen / Frost Bankers, Inc.	52,900	2,610,086
EuroBancshares, Inc. *	47,400	706,734
Financial Institutions, Inc.	5,900	108,619
First Bancorp. (PR)	60,800	1,028,736
First Citizens BancShares, Inc. (Class “A” Stock)	10,400	1,774,760
First Financial Bancorp	61,280	1,139,808
First Financial Holdings, Inc.	13,900	427,008
First Indiana Corp.	31,097	1,059,475
First Midwest Bancorp, Inc. (IL)	44,230	1,647,125
First Niagara Financial Group, Inc.	194,817	2,813,157
First Oak Brook Bancshares, Inc.	10,500	318,045
First Place Financial Corp. (OH)	18,200	403,494
First Republic Bank (CA)	59,450	2,094,423
FirstFed Financial Corp. *	26,900	1,447,489
FirstMerit Corp.	52,930	1,417,995
Flagstar Bancorp, Inc.	56,900	916,090
Gold Banc Corp., Inc.	152,600	2,273,740
Great Southern Bancorp, Inc.	19,100	571,472
Greater Bay Bancorp.	124,150	3,059,056
Hancock Holding Co.	43,730	1,492,942

	Shares	Value

COMMON STOCKS (Continued)

Financial - Bank & Trust (cont’d.)
IBERIABANK Corp.	77,625	$4,125,769
Independent Bank Corp. (MA)	69,700	2,117,486
Independent Bank Corp. (MI)	111,347	3,233,527
Irwin Financial Corp.	115,631	2,357,716
MAF Bancorp, Inc.	83,210	3,411,610
MainSource Financial Group, Inc.	14,015	248,486
MB Financial, Inc.	14,100	549,618
Mercantile Bank Corp.	24,645	1,054,560
Mid-State Bancshares	47,400	1,303,974
Nara Bancorp, Inc.	6,100	91,195
Ocwen Financial Corp. *	54,900	381,006
Old Second Bancorp, Inc.	10,500	313,320
Oriental Financial Group, Inc.	51,120	625,709
Pacific Capital Bancorp	40,000	1,331,600
Peoples Bancorp, Inc.	13,900	384,057
PFF Bancorp, Inc.	21,740	657,852
Prosperity Bancshares, Inc.	32,100	971,025
Provident Bankshares Corp.	47,000	1,634,660
R&G Financial Corp. (Class “B” Stock)	80,000	1,100,000
Rainier Pacific Financial Group, Inc.	44,830	699,348
Republic Bancorp, Inc. (KY) (Class “A” Stock)	10,580	221,334
Republic Bancorp, Inc. (MI)	301,430	4,262,220
Royal Bancshares of Pennsylvania, Inc. (Class “A” Stock)	14,258	318,524
SCBT Financial Corp.	10,155	320,695
Security Bank Corp. (GA)	27,300	679,497
Simmons First National Corp. (Class “A” Stock)	20,400	581,808
Southside Bancshares, Inc.	20,930	397,879
Southwest Bancorp, Inc.	16,000	351,520
State Financial Services Corp. (Class “A” Stock)	27,700	1,011,604
Sterling Financial Corp. (PA)	52,050	1,048,807
Sterling Financial Corp. (WA) *	188,260	4,245,263
Summit Bancshares, Inc.	45,000	826,650
Sun Bancorp, Inc. *	13,390	282,395
SVB Financial Group *	7,900	384,256
Taylor Capital Group, Inc.	26,500	1,002,230
TierOne Corp.	42,800	1,126,068
Trico Bancshares	17,900	385,208
UMB Financial Corp.	41,690	2,738,199
Umpqua Holdings Corp.	69,000	1,678,080
United Bancshares, Inc.	59,200	2,069,040
West Coast Bancorp	114,800	2,870,000
Western Sierra Bancorp *	8,700	299,628

		114,277,950

Financial - Brokerage — 0.4%
Greenhill & Co., Inc.	2,800	116,732
Knight Trading Group, Inc. (Class “A” Stock) *	96,200	799,422
LaBranche & Co., Inc. *	39,000	338,910
Piper Jaffray Cos., Inc. *	14,900	444,914
Sterling Banchares, Inc. (TX)	82,500	1,213,575

4

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Financial - Brokerage (cont’d.)
Texas Regional Bancshares, Inc. (Class “A” Stock)	55,900	$1,609,361

		4,522,914

Food — 1.9%
Chiquita Brands International, Inc. *	153,972	4,303,517
Corn Products International, Inc.	194,581	3,924,699
Flowers Foods, Inc.	37,000	1,009,360
Gold Kist, Inc. *	19,500	381,225
Great Atlantic & Pacific Tea Co., Inc. *	38,000	1,077,680
J & J Snack Foods Corp.	30,378	1,755,848
Nash Finch Co.	38,815	1,637,605
Premium Standard Farms, Inc.	31,462	466,267
Ralcorp Holdings, Inc.	57,850	2,425,072
Ruddick Corp.	41,770	962,799
Sanderson Farms, Inc.	20,800	772,928
Smart & Final, Inc. *	57,700	746,638

		19,463,638

Furniture — 0.2%
Furniture Brands International, Inc.	16,100	290,283
Kimball International, Inc. (Class “B” Stock)	48,400	585,156
La-Z-Boy, Inc.	26,400	348,216
Steelcase, Inc. (Class “A” Stock)	39,345	568,929

		1,792,584

Healthcare Services — 1.2%
Gentiva Health Services, Inc *	30,000	543,600
Kindred Healthcare, Inc. *	110,985	3,307,353
LifePoint Hospitals, Inc. *	16,190	707,989
Magellan Health Services, Inc. *	17,900	629,185
National Dentex Corp. 144A *(g)	47,765	983,959
Pediatrix Medical Group, Inc. *	27,900	2,143,278
Res-Care, Inc. *	179,380	2,760,658
Triad Hospitals, Inc. *	21,050	952,933

		12,028,955

Hotels & Motels — 0.3%
Ameristar Casinos, Inc.	35,600	741,904
Aztar Corp. *	25,200	776,412
La Quinta Corp. *	179,860	1,562,983

		3,081,299

Industrial Products — 1.2%
Actuant Corp. (Class “A” Stock)	27,500	1,287,000
Acuity Brands, Inc.	94,300	2,797,881
AMCOL International Corp.	38,906	741,938
Barnes Group, Inc.	79,500	2,850,870
Hexel Corp. *	38,114	697,105
Hughes Supply, Inc.	40,630	1,324,538
Robbins & Myers, Inc.	60,330	1,356,218

	Shares	Value

COMMON STOCKS (Continued)

Industrial Products (cont’d.)
Watts Water Technologies, Inc. (Class “A” Stock)	32,500	$937,625

		11,993,175

Insurance — 4.6%
American Physicians Capital, Inc.	10,100	496,213
AmerUs Group Co.	23,763	1,363,283
Argonaut Group, Inc. *	107,647	2,907,545
Baldwin & Lyons, Inc. (Class “B” Stock)	13,000	325,390
Ceres Group, Inc. *	109,440	616,147
Delphi Financial Group, Inc. (Class “A” Stock)	117,734	5,509,951
Direct General Corp.	29,800	587,954
Horace Mann Educators Corp.	56,470	1,116,977
Infinity Property & Casual Corp.	37,000	1,298,330
LandAmerica Financial Group, Inc.	54,800	3,542,820
Midland Co.	25,400	915,162
Nationwide Financial Services, Inc. (Class “A” Stock)	6,000	240,300
Navigators Group, Inc. *	27,596	1,029,883
Ohio Casualty Corp.	53,784	1,458,622
Platinum Underwriters Holdings Ltd.	45,700	1,365,973
PMA Capital Corp. (Class “A” Stock) *	270,900	2,378,502
PMI Group, Inc. (The)	37,140	1,480,772
ProAssurance Corp. *	44,290	2,067,014
Quanta Capital Holdings Ltd. (Bermuda)	124,310	745,860
RLI Corp.	36,006	1,665,638
Safety Insurance Group, Inc. *	49,700	1,768,823
Selective Insurance Group, Inc.	49,000	2,396,100
State Auto Financial Corp.	18,200	575,848
Stewart Information Services Corp.	63,000	3,225,600
The Phoenix Cos., Inc.	31,800	387,960
Triad Guaranty, Inc. *	15,777	618,774
United Fire & Casualty Co.	21,800	983,398
United Insurance Cos., Inc.	50,300	1,810,800
Universal American Financial Corp. *	19,900	452,526
Zenith National Insurance Corp.	78,500	4,921,165

		48,253,330

Internet Services — 0.5%
Adaptec, Inc. *	252,723	967,929
aQuantive, Inc. *	41,000	825,330
EarthLink, Inc. *	80,600	862,420
eSpeed, Inc. (Class “A” Stock)	6,600	50,028
InfoSpace, Inc. *	21,700	517,979
Internet Security Systems, Inc. *	8,700	208,887
Ipass, Inc.	41,800	224,884
ProQuest Co. *	14,500	524,900
Stellent, Inc. *	94,196	807,260
United Online, Inc. *	45,100	624,635

		5,614,252

5

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Machinery & Equipment — 4.4%
AGCO Corp.	136,100	$2,477,020
Albany International Corp. (Class “A” Stock)	18,710	689,838
Applied Industrial Technologies, Inc.	229,100	8,220,108
Astec Industries, Inc. *	14,400	408,816
Briggs & Stratton Corp.	32,570	1,126,596
Cascade Corp.	28,200	1,373,340
Federal Signal Corp.	65,490	1,119,224
Flowserve Corp. *	27,100	985,085
Gardener Denver, Inc.	6,500	289,900
JLG Industries, Inc.	169,700	6,209,323
Kadant, Inc. *	61,630	1,236,298
Kennametal, Inc.	90,470	4,436,649
Lennox International, Inc.	117,600	3,223,416
Lone Star Technologies, Inc. *	25,200	1,400,868
Nacco Industries, Inc. (Class “A” Stock)	13,900	1,590,855
Regal-Beloit Corp.	66,030	2,142,013
Sauer-Danfoss, Inc.	35,200	704,000
Smith, (A.O.) Corp.	88,870	2,532,795
Tecumseh Products Co. (Class “A” Stock)	20,700	445,464
Terex Corp. *	29,500	1,458,185
Toro Co.	77,100	2,834,196
Wabtec Corp.	48,123	1,312,795

		46,216,784

Medical Supplies & Equipment — 2.0%
Alliance Imaging, Inc.	52,400	448,020
Analogic Corp.	31,600	1,592,956
Applera Corp. - Celera Genomics Group	26,600	322,658
Bio-Rad Laboratories, Inc. (Class “A” Stock) *	20,300	1,116,297
Computer Programs and Systems, Inc.	31,800	1,098,372
CONMED Corp. *	60,400	1,683,952
Cypress Bioscience, Inc. *	100,700	544,787
HealthTronics, Inc. *	40,400	402,384
Invacare Corp.	33,820	1,409,279
LCA-Vision, Inc.	16,200	601,344
Mettler-Toledo International, Inc. *	44,580	2,272,688
Neurometrix, Inc. *	2,700	80,379
Orthofix International NV *	28,630	1,248,268
Owens & Minor, Inc.	40,190	1,179,577
Per-Se Technologies, Inc. *	91,500	1,890,390
PSS World Medical, Inc. *	73,900	985,826
STERIS Corp. *	29,500	701,805
SurModics, Inc. *	3,200	123,808
Sybron Dental Specialties, Inc. *	62,490	2,598,334
Viasys Healthcare, Inc.	16,900	422,331

		20,723,455

Metals & Mining — 3.1%
CIRCOR International, Inc.	82,790	2,272,585
Commercial Metals Co.	142,611	4,811,695
Encore Wire Corp. *	51,100	830,886
Kaydon Corp.	148,907	4,230,448

	Shares	Value

COMMON STOCKS
(Continued)

Metals & Mining (cont’d.)
NN, Inc.	69,100	$828,509
NS Group, Inc. *	32,600	1,279,550
Oregon Steel Mills, Inc. *	21,300	594,270
Quanex Corp.	76,850	5,089,007
RBC Bearings, Inc.	54,432	868,190
Reliance Steel & Aluminum Co. *	53,900	2,852,927
RTI International Metals, Inc. *	36,310	1,428,799
Ryerson Tull, Inc.	18,600	396,180
Schnitzer Steel Industries, Inc. (Class “A” Stock)	23,000	749,110
Schnitzer Steel Industries, Inc. (Class “A” Stock)	19,937	649,348
Steel Dynamics, Inc.	81,100	2,754,156
Valmont Industries, Inc.	80,900	2,375,224

		32,010,884

Office Equipment — 0.5%
Ennis, Inc.	20,500	344,400
Imagistics International, Inc.	44,500	1,862,325
Interface, Inc. (Class “A” Stock)	11,105	91,727
United Stationers, Inc. *	61,630	2,949,612

		5,248,064

Oil & Gas — 5.1%
AGL Resources, Inc.	45,390	1,684,423
Atlas America, Inc.	23,250	1,135,763
Cal Dive International, Inc. *	10,700	678,487
Cimarex Energy Co.	103,626	4,697,367
Comstock Resources, Inc. *	58,400	1,916,104
Energy Partners Ltd. *	49,700	1,551,634
Giant Industries, Inc. *	26,002	1,522,157
Hanover Compressor Co. *	32,000	443,520
Harvest Natural Resources, Inc. *	45,600	489,288
Houston Exploration Co. *	39,100	2,629,475
KCS Energy, Inc. *	43,945	1,209,806
Nicor, Inc.	35,900	1,508,877
Northwest Natural Gas Co.	63,517	2,364,103
Oceaneering International, Inc. *	8,800	470,008
Oil States International, Inc. *	72,600	2,636,106
Southwestern Energy Co. *	52,600	3,860,840
Spinnaker Exploration Co.	20,100	1,300,269
Stone Energy Corp. *	50,000	3,052,000
Swift Energy Co. *	97,190	4,446,442
TEL Offshore Trust *	7	76
Todco (Class “A” Stock) *	152,300	6,352,433
Unit Corp. *	16,333	902,888
Veritas DGC, Inc.	65,374	2,393,996
Vintage Petroleum, Inc.	57,790	2,638,691
W-H Energy Services, Inc. *	82,340	2,669,463
WGL Holdings, Inc.	28,360	911,207
Whiting Petroleum Corp. *	1,749	76,676

		53,542,099

Paper & Forest Products — 0.9%
Bowater, Inc.	22,510	636,358
CSS Industries, Inc.	3,595	116,909
Rock-Tenn Co. (Class “A” Stock)	64,100	967,910
Schweitzer-Manduit International, Inc.	98,430	2,196,958

6

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Paper & Forest Products (cont’d.)
Universal Forest Products, Inc.	85,100	$4,877,932
Wausau-Mosinee Paper Corp.	62,000	775,620

		9,571,687

Personal Services — 0.7%
Alderwoods Group, Inc.	44,200	723,996
CompuCredit Corp. *	46,600	2,069,972
Geo Group, Inc. *	53,100	1,407,150
Stewart Enterprises, Inc. (Class “A” Stock)	378,457	2,509,170
Volt Information Sciences, Inc. *	15,600	316,992

		7,027,280

Pharmaceuticals — 0.8%
Adolor Corp. *	90,200	963,336
Alexion Pharmaceuticals, Inc. *	21,400	592,352
Alpharma, Inc. (Class “A” Stock)	44,000	1,094,280
Andrx Corp. *	43,330	668,582
Atherogenics, Inc.	61,000	977,830
Auxilium Pharmaceuticals, Inc. *	2,100	10,458
AVANIR Pharmaceuticals (Class “A” Stock) *	398,200	1,230,438
Myogen, Inc.	31,900	749,650
Rigel Pharmaceuticals, Inc.	20,900	496,793
United Therapeutics Corp. *	12,600	879,480
Valeant Pharmaceuticals International	25,900	520,072

		8,183,271

Printing & Publishing — 1.2%
Banta Corp.	77,530	3,945,502
Cadmus Communications Corp.	23,539	494,319
Consolidated Graphics, Inc. *	14,500	624,225
Courier Corp.	24,064	899,994
Journal Register Co. *	26,600	430,388
PRIMEDIA, Inc. *	262,800	1,074,852
Scholastic Corp. *	61,300	2,265,648
Valassis Communications, Inc. *	70,420	2,744,971

		12,479,899

Railroads — 0.5%
Genesee & Wyoming, Inc. (Class “A” Stock) *	120,353	3,815,190
RailAmerica, Inc. *	91,100	1,084,090

		4,899,280

Real Estate Investment Trust — 10.4%
Affordable Residential
Communities, Inc.	92,800	938,208
Alexandria Real Estate Equities, Inc.	24,428	2,019,951
American Home Mortgage Investment, Corp.	120,300	3,645,090
Annaly Mortgage Management, Inc.	49,300	638,435
Anthracite Capital, Inc.	260,400	3,015,432
Arbor Realty Trust, Inc.	63,040	1,771,424
Boykin Lodging Co.	28,200	350,244
Capital Automotive	96,600	3,739,386

	Shares	Value

COMMON STOCKS
(Continued)

Real Estate Investment Trust (cont’d.)
Capital Trust, Inc. (Class “A” Stock)	24,800	$797,568
CarrAmerica Realty Corp.	197,400	7,096,530
CBL & Associates Properties, Inc.	27,320	1,119,847
Corporate Office Properties Trust	57,770	2,019,062
ECC Capital Corp.	123,600	402,936
Education Realty Trust, Inc.	81,360	1,358,712
Equity Inns, Inc.	321,620	4,341,870
Equity One, Inc.	32,720	760,740
FelCor Lodging Trust, Inc.	119,200	1,805,880
First Potomac Realty Trust	23,600	606,520
Glenborough Realty Trust, Inc.	57,500	1,104,000
Government Properties Trust, Inc.	83,000	813,400
IMPAC Mortgage Holdings, Inc.	107,600	1,319,176
Innkeepers USA Trust	231,600	3,578,220
Jones Lang Lasalle, Inc.	35,000	1,612,100
Kilroy Realty Corp.	99,000	5,546,970
LaSalle Hotel Properties	49,900	1,719,055
Lexington Corp. Properties Trust	292,900	6,897,795
LTC Properties, Inc.	58,100	1,231,720
Maguire Properties, Inc.	85,100	2,557,255
Meristar Hospitality Corp.	540,780	4,937,321
MFA Mortgage Investments, Inc.	75,200	460,976
Mid-America Apartment Communities, Inc.	149,700	6,962,547
National Health Investors, Inc.	135,200	3,732,872
New Century Financial Corp.	16,900	612,963
Novastar Financial, Inc.	34,500	1,138,155
Parkway Properties, Inc.	32,200	1,510,824
Pennsylvania Real Estate Investment Trust	135,200	5,702,736
Post Properties, Inc.	89,600	3,337,600
RAIT Investment Trust	104,500	2,978,250
Saul Centers, Inc.	65,200	2,346,548
Saxon Capital, Inc.	56,013	663,754
Senior Housing Properties Trust	138,200	2,625,800
SIRVA INC.	70,600	526,676
SL Green Realty Corp.	23,890	1,628,820
Taubman Centers, Inc.	41,400	1,312,380
Urstadt Biddle Properties (Class “A” Stock)	14,600	221,336
Ventas, Inc.	91,300	2,939,860
Winston Hotels, Inc.	123,700	1,237,000

		107,683,944

Registered Investment Company — 0.7%
Ishares S&P Smallcap 600 Barra
Value Index Fund	107,170	6,859,952

Restaurants — 1.0%
Applebee’s International, Inc.	44,490	920,498
Bob Evans Farms, Inc.	4,700	106,737
Brinker International, Inc. *	21,630	812,423
Jack in the Box, Inc. *	73,100	2,186,421
Landry’s Restaurants, Inc.	106,300	3,114,590
Luby’s, Inc. *	34,100	445,346
O’ Charleys, Inc. *	36,900	528,039
Papa John’s International, Inc. *	17,700	887,124
Ruby Tuesday, Inc.	36,522	794,719

7

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Restaurants (cont’d.)
Ryan’s Restaurant Group, Inc. *	16,000	$186,720

		9,982,617

Retail & Merchandising — 3.7%
Build-A-Bear Workshop, Inc. *	18,800	419,240
Casey’s General Stores, Inc.	132,443	3,072,678
Cash America International, Inc.	136,300	2,828,225
Charming Shoppes, Inc. *	306,100	3,266,087
Dress Barn, Inc. *	122,150	2,780,134
Foot Locker, Inc.	70,210	1,540,407
Genesco, Inc. *	28,900	1,076,236
Jo-Ann Stores, Inc. *	38,900	672,970
Linens ‘n Things, Inc. *	3,200	85,440
Lithia Motors, Inc. (Class “A” Stock)	158,600	4,596,228
Men’s Wearhouse, Inc. (The) *	38,780	1,035,426
Movado Group, Inc.	27,100	507,312
Oxford Industries, Inc.	5,900	266,208
Pantry, Inc. (The) *	16,000	597,920
Pathmark Stores, Inc. *	88,549	997,947
Paxar Corp. *	10,100	170,185
Payless Shoesource, Inc. *	60,400	1,050,960
Perry Ellis International, Inc.	13,000	282,620
RC2 Corp. *	41,900	1,414,544
Russell Corp.	79,800	1,120,392
School Specialty, Inc. *	36,370	1,774,129
ShopKo Stores, Inc. *	110,400	2,817,408
Sports Authority, Inc. (The)	10,300	303,232
Stage Stores, Inc. *	75,500	2,028,685
Talbots, Inc.	22,818	682,715
United Auto Group, Inc.	17,700	584,808
West Marine, Inc.	76,354	1,128,512
Zale Corp. *	68,158	1,852,534

		38,953,182

Semiconductors — 2.4%
Actel Corp.	52,700	762,042
AMIS Holdings, Inc. *	33,400	396,124
Amkor Technology, Inc.	44,000	192,720
Applied Micro Circuits Corp. *	233,900	701,700
Asyst Technologies, Inc.	29,700	138,402
Axcelis Technologies, Inc. *	109,800	573,156
Brooks Automation, Inc. *	51,221	682,776
Cirrus Logic, Inc. *	78,200	593,538
Cohu, Inc.	35,800	846,670
Credence Systems Corp. *	111,300	888,174
Cypress Semiconductor Corp. *	43,371	652,734
DSP Group, Inc. *	31,100	798,026
Emulex Corp. *	27,600	557,796
Entegris, Inc. *	295,700	3,341,410
Exar Corp. *	20,400	286,008
Fairchild Semiconductor International, Inc. *	139,900	2,078,914
Integrated Device Technology, Inc.	240,540	2,583,400
Integrated Silicon Solution, Inc. *	42,500	357,000
Kulicke & Soffa Industries, Inc.	57,200	414,700
Lattice Semiconductor Corp. *	87,700	375,356
Mattson Technology, Inc.	104,001	781,047

	Shares	Value

COMMON STOCKS
(Continued)

Semiconductors (cont’d.)
MKS Instruments, Inc. *	61,200	$1,054,476
MRV Communications, Inc. *	42,400	90,312
ON Semiconductor Corp. *	90,100	465,817
Photronics, Inc. *	95,858	1,859,645
Richardson Electronics, Ltd.	129,398	978,249
Silcon Storage Technology, Inc. *	43,400	233,492
Skyworks Solutions, Inc. *	74,500	522,990
Standard Microsystems Corp. *	60,030	1,795,497
Vitesse Semiconductor Corp. *	68,800	129,344

		25,131,515

Telecommunications — 2.4%
Andrew Corp.	78,758	878,152
AsiaInfo Holdings, Inc. *	16,400	79,540
Audiovox Corp. (Class “A” Stock)	24,900	348,102
Brightpoint, Inc. *	78,836	1,508,911
Broadwing Corp.	84,200	420,158
Centennial Communications, Inc. *	52,700	789,446
Ciena Corp. *	723,800	1,910,832
Cincinnati Bell, Inc. *	606,500	2,674,665
Commonwealth Telephone Enterprises, Inc. *	33,860	1,276,522
CommScope, Inc.	112,020	1,942,427
CT Communications, Inc.	111,300	1,376,781
Ditech Communications Corp. *	37,400	252,076
Dobson Communications Corp. (Class “A” Stock) *	153,300	1,177,344
General Communication, Inc. (Class “A” Stock). *	51,600	510,840
Iowa Telecommunications Services, Inc.	46,377	780,061
Mastec, Inc. *	65,800	717,220
Newport Corp. *	73,900	1,029,427
North Pittsburgh Systems, Inc.	24,600	502,086
Powerwave Technologies, Inc. *	162,000	2,104,380
Premiere Global Services, Inc. *	388,893	3,181,145
Sycamore Networks, Inc.	81,100	305,747
Talk America Holdings, Inc.	47,600	448,868
Time Warner Telecom, Inc. (Class “A” Stock) *	78,000	608,400
Utstarcom, Inc. *	51,300	419,121

		25,242,251

Transportation — 1.6%
Amerco	16,600	965,954
Arkansas Best Corp.	16,600	578,842
Covenant Transportation, Inc. (Class “A” Stock) *	31,200	377,520
GATX Corp.	76,000	3,005,800
Greenbrier Cos., Inc.	19,100	634,884
Hub Group, Inc. (Class “A” Stock)	23,410	859,381
Kansas City Southern *	84,650	1,973,192
Kirby Corp. *	9,400	464,642
Marten Transport, Ltd.	6,100	154,330
Offshore Logistics, Inc. *	35,100	1,298,700
OMI Corp.	59,784	1,068,340
Pacer International, Inc. *	31,417	828,152
SCS Transportation, Inc. *	69,500	1,091,845

8

AST SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Transportation (cont’d.)
U.S. Xpress Enterprises, Inc. (Class “A” Stock) *	39,800	$464,068
USA Truck, Inc.	39,637	1,002,816
Werner Enterprises, Inc. *	121,630	2,102,983

		16,871,449

Utilities — 4.6%
Allete, Inc.	18,878	864,801
American States Water Co.	17,800	595,588
Avista Corp.	40,700	789,580
Black Hills Corp.	43,100	1,869,247
California Water Service Group	17,700	729,240
Cascade Natural Gas Corp.	49,780	1,083,711
CH Energy Group, Inc.	28,400	1,348,432
Cleco Corp. *	53,500	1,261,530
Comfort Systems USA, Inc. *	121,686	1,072,054
El Paso Electric Co. *	127,500	2,658,375
EMCOR Group, Inc. *	10,700	634,510
New Jersey Resources Corp.	136,702	6,285,558
Otter Tail Corp.	25,195	779,533
PNM Resources, Inc.	125,900	3,609,553
Sierra Pacific Resources *	428,100	6,357,285
SJW Corp.	5,500	265,540
South Jersey Industries, Inc.	124,200	3,619,188
Southwest Gas Corp. *	129,400	3,544,266
UIL Holdings Corp.	9,000	470,790
Unisource Energy Corp.	151,300	5,029,212
Vectren Corp.	44,476	1,260,895
Westar Energy, Inc.	93,410	2,253,982
Wisconsin Energy Corp.	42,970	1,715,364

		48,098,234

Total Long-Term Investments (cost $948,190,586)		1,009,393,074

		Principal
Interest	Maturity	Amount
Rate	Date	(000)	Value

U.S. Treasury Obligation — 0.2%
U.S. Treasury Notes (cost $1,636,749)
1.875%	11/30/05(k)(n)	$1,640	1,636,028

TOTAL INVESTMENTS — 97.3%
(cost $949,827,335(p))			1,011,029,102
OTHER ASSETS IN EXCESS OF LIABILITIES(u) — 2.7%			28,195,795

NET ASSETS — 100.0%			$1,039,224,897

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities or a portion thereof with an aggregate market value of $1,636, 028 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005.

(u)	Other assets in excess of liabilities includes unrealized depreciation on futures contracts as follows:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	September 30, 2005	Depreciaton

Long Position:
74 Russell 2000		Dec 05	$25,104,350	$24,867,700	$(236,650)

9

AST DEAM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.0%

COMMON STOCKS

Aerospace — 1.4%
DRS Technologies, Inc. *	27,700	$1,367,272
Esterline Technologies Corp.	5,400	204,606

		1,571,878

Airlines — 1.0%
Alaska Air Group, Inc.	40,600	1,179,836

Automotive Parts — 2.2%
American Axle & Manufacturing Holdings, Inc.	39,200	904,736
Modine Manufacturing Co.	43,800	1,606,584

		2,511,320

Building Materials — 1.1%
Genlyte Group, Inc.	27,500	1,322,200

Business Services — 1.0%
CSG Systems International, Inc.	17,400	377,754
UniFirst Corp.	20,600	722,442

		1,100,196

Cable Television — 0.6%
Insight Communications Co., Inc. (Class “A” Stock) *	58,100	675,703

Chemicals — 2.0%
Fuller, (H.B.) Co.	12,000	372,960
Terra Industries, Inc. *	121,500	807,975
USEC, Inc.	81,200	906,192
Wellman, Inc.	41,400	262,062

		2,349,189

Clothing & Apparel — 3.0%
Cato Corp. (Class “A” Stock)	59,550	1,186,831
Gymboree Corp. *	26,500	361,460
Stride Rite Corp.	38,100	488,442
Too, Inc. *	25,200	691,236
Wolverine World Wide, Inc.	32,850	691,493

		3,419,462

Commercial Services — 1.2%
MAXIMUS, Inc.	12,000	429,000
PHH Corp. *	9,800	269,108
Viad Corp.	25,600	700,160

		1,398,268

Computer Hardware — 1.1%
Hutchinson Technology, Inc. *	5,400	141,048
Imation Corp.	27,500	1,178,925

		1,319,973

Computer Services & Software — 2.1%
Agilysys, Inc.	52,500	884,100
Avocent Corp. *	8,900	281,596
Covansys Corp. *	46,400	740,544
Internet Security Systems, Inc. *	13,600	326,536
JDA Software Group, Inc.	7,300	110,814

	Shares	Value

COMMON STOCKS (Continued)

Computer Services & Software (cont’d.)
MRO Software, Inc.	5,600	$94,304

		2,437,894

Computers — 0.7%
Palm, Inc.	27,500	779,075

Construction — 2.4%
LSI Industries, Inc.	38,600	733,400
Washington Group International, Inc. *	31,600	1,702,924
WCI Communities, Inc. *	13,500	382,995

		2,819,319

Consumer Products & Services — 2.9%
Buckeye Technologies, Inc. *	40,800	331,296
Coinstar, Inc. *	16,200	299,862
Dollar Thrifty Automotive Group, Inc. *	40,600	1,367,002
Geo Group, Inc. *	14,000	371,000
Jakks Pacific, Inc.	60,900	988,407

		3,357,567

Containers & Packaging — 1.2%
Silgan Holdings, Inc.	41,200	1,370,312

Electronic Components & Equipment — 1.9%
C&D Technologies, Inc.	21,800	205,138
Coherent, Inc. *	10,900	319,152
Electro Rental Corp. *	25,300	318,274
Fairchild Semiconductor International, Inc. *	15,700	233,302
Plexus Corp. *	63,000	1,076,670
The Empire District Electric Co.	3,900	89,193

		2,241,729

Finance Services — 3.8%
Apollo Investment Corp.	44,200	875,160
Bancfirst Corp.	6,100	518,500
CompuCredit Corp. *	26,200	1,163,804
Hanmi Financial Corp.	29,700	533,115
ITLA Capital Corp. *	9,700	509,153
WSFS Financial Corp.	13,300	783,237

		4,382,969

Financial - Bank & Trust — 12.7%
Accredited Home Lenders Holding Co. *	27,300	959,868
Anchor Bancorp Wisconsin, Inc.	7,400	218,152
BankAtlantic Bancorp, Inc. (Class “A” Stock)	76,900	1,306,531
Central Pacific Financial Corp. *	31,700	1,115,206
City Holding Co.	5,600	200,256
Corus Bankshares, Inc.	27,500	1,507,825
First Bancorp./ Puerto Rico	83,400	1,411,128
FirstFed Financial Corp. *	33,400	1,797,254
Fremont General Corp.	60,200	1,314,166
Harbor Florida Bancshares, Inc.	8,700	315,549
Pacific Capital Bancorp	16,000	532,640
PFF Bancorp, Inc.	30,750	930,495

1

AST DEAM SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Financial - Bank & Trust (cont’d.)
Prosperity Bancshares, Inc.	39,200	$1,185,800
Sterling Financial Corp. (WA) *	66,756	1,505,348
TierOne Corp.	6,400	168,384
Wesbanco, Inc.	6,900	189,750

		14,658,352

Food — 3.7%
Chiquita Brands International, Inc. *	16,200	452,790
Flowers Foods, Inc.	52,800	1,440,384
Lance, Inc.	64,900	1,133,154
Nash Finch Co.	18,800	793,172
Seaboard Corp.	300	411,900

		4,231,400

Healthcare Services — 1.2%
Kindred Healthcare, Inc. *	31,800	947,640
Res-Care, Inc. *	27,500	423,225

		1,370,865

Industrial Products — 4.7%
Brady Corp. (Class “A” Stock)	46,500	1,438,710
Hexel Corp. *	55,000	1,005,950
Mueller Industries, Inc.	57,600	1,599,552
Quanex Corp.	21,250	1,407,175

		5,451,387

Insurance — 3.9%
Argonaut Group, Inc. *	26,400	713,064
Fpic Insurance Group, Inc.	5,200	187,148
Midland Co.	3,100	111,693
Navigators Group, Inc. *	26,100	974,052
Safety Insurance Group, Inc. *	24,900	886,191
Zenith National Insurance Corp.	25,300	1,586,057

		4,458,205

Internet Services — 0.5%
Interwoven, Inc. *	8,700	71,079
RSA Security, Inc. *	16,200	205,902
United Online, Inc. *	25,100	347,635

		624,616

Machinery & Equipment — 1.3%
Kennametal, Inc.	21,100	1,034,744
Smith, (A.O.) Corp.	14,300	407,550

		1,442,294

Medical Supplies & Equipment — 0.4%
Owens & Minor, Inc.	15,400	451,990

Metals — 0.3%
Metal Management, Inc.	14,700	372,645

Metals & Mining — 1.8%
Carpenter Technology	20,700	1,213,227
Stillwater Mining Co. *	91,300	835,395

		2,048,622

Oil & Gas — 6.4%
Cabot Oil & Gas Corp.	31,600	1,596,116

	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas (cont’d.)
Energy Partners Ltd. *	45,200	$1,411,144
Harvest Natural Resources, Inc. *	96,100	1,031,153
Houston Exploration Co. *	14,100	948,225
Meridian Resource Corp. (The) *	59,900	249,783
Northwest Natural Gas Co.	14,600	543,412
Swift Energy Co. *	28,100	1,285,575
WGL Holdings, Inc.	11,600	372,708

		7,438,116

Personal Services — 1.0%
Alderwoods Group, Inc.	73,300	1,200,654

Pharmaceuticals — 2.0%
Albany Molecular Research, Inc.	71,400	869,652
Alpharma, Inc. (Class “A” Stock)	36,600	910,242
Regeneron Pharmaceuticals, Inc. *	57,800	548,522

		2,328,416

Printing & Publishing — 1.7%
Applied Films Corp.	15,300	321,300
Scholastic Corp. *	43,000	1,589,280

		1,910,580

Real Estate Investment Trust — 10.3%
Alexandria Real Estate Equities, Inc.	6,200	512,678
American Home Mortgage Investment, Corp.	8,900	269,670
Amli Residential Properties Trust	11,600	372,012
Brandywine Realty Trust	17,000	528,530
Colonial Properties Trust	12,100	538,208
Commercial Net Lease Realty, Inc.	18,700	374,000
Corporate Office Properties Trust	12,300	429,885
Cousins Properties, Inc.	12,800	386,816
Equity Lifestyle Properties, Inc	7,500	337,500
Equity One, Inc.	15,900	369,675
First Industrial Realty Trust, Inc.	13,000	520,650
Glenborough Realty Trust, Inc.	15,900	305,280
Heritage Property Investment Trust	11,900	416,500
Highwoods Properties, Inc.	18,100	534,131
Home Properties of New York, Inc.	9,300	365,025
IMPAC Mortgage Holdings, Inc.	23,500	288,110
Kilroy Realty Corp.	6,100	341,783
LaSalle Hotel Properties	8,800	303,160
Lexington Corp. Properties Trust	17,500	412,125
Maguire Properties, Inc.	14,000	420,700
Mid-America Apartment Communities, Inc.	8,500	395,335
Nationwide Health Properties, Inc.	19,400	452,020
Newcastle Investment Corp.	9,700	270,630
Parkway Properties, Inc.	2,700	126,684
Pennsylvania Real Estate Investment Trust	11,200	472,416
Prentiss Properties Trust	15,300	621,180
RAIT Investment Trust	12,600	359,100

2

AST DEAM SMALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Real Estate Investment Trust (cont’d.)
Senior Housing Properties Trust	21,800	$414,200
Sovran Self Storage, Inc.	7,400	362,230
Taubman Centers, Inc.	10,600	336,020

		11,836,253

Restaurants — 1.6%
Dave & Buster’s, Inc. *	62,600	835,710
Jack in the Box, Inc. *	29,000	867,390
O’ Charleys, Inc. *	13,600	194,616

		1,897,716

Retail & Merchandising — 3.0%
Blair Corp.	4,300	158,627
Cash America International, Inc.	62,400	1,294,800
Jo-Ann Stores, Inc. *	40,600	702,380
RC2 Corp. *	18,400	621,184
Steven Madden, Ltd.	10,300	236,076
The Buckle, Inc.	14,400	489,168

		3,502,235

Semiconductors — 2.4%
Entegris, Inc. *	92,200	1,041,860
Integrated Device Technology, Inc.	85,500	918,270
Photronics, Inc. *	40,400	783,760

		2,743,890

Telecommunications — 4.3%
Audiovox Corp. (Class “A” Stock)	29,100	406,818
Commonwealth Telephone Enterprises, Inc. *	33,200	1,251,640
CT Communications, Inc.	42,800	529,436
General Communication, Inc. (Class “A” Stock). *	91,800	908,820
Golden Telecom, Inc.	15,300	483,021
RF Micro Devices, Inc.	60,400	341,260
Shenandoah Telecommunications Co.	2,500	102,975
Talk America Holdings, Inc.	84,100	793,063
Time Warner Telecom, Inc. (Class “A” Stock) *	20,200	157,560

		4,974,593

Utilities — 3.2%
Allete, Inc.	21,400	980,334
Black Hills Corp.	17,900	776,323
New Jersey Resources Corp.	7,000	321,860
Sierra Pacific Resources *	75,400	1,119,690

	Shares	Value

COMMON STOCKS (Continued)

Utilities (cont’d.)
South Jersey Industries, Inc.	15,800	$460,412

		3,658,619

TOTAL LONG-TERM INVESTMENTS
(cost $107,584,396)		110,838,338

SHORT-TERM INVESTMENTS — 0.6%

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. TREASURY OBLIGATION
U.S. Treasury Bill	3.27%	10/20/05(k)	695	$693,935

TOTAL SHORT-TERM INVESTMENTS
(cost $693,927)				693,935

TOTAL INVESTMENTS—96.6%
(cost $108,278,323)(p)				111,532,273
OTHER ASSETS IN EXCESS OF LIABILITIES (u) — 3.4%				3,883,359

NET ASSETS — 100.0%				$115,415,632

*	Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(p)

The United States federal income tax basis of the Fund’s investments was $108,464,520; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,067,753 (gross unrealized appreciation $7,188,370; gross unrealized depreciation - $4,120,617). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

(k)	Securities or a portion thereof with an aggregate market value of $693,936 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005.

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation

Long Position:
11	Russell 2000	Dec 05	$4,6600,075	$4,704,700	$44,625

3

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.9%

COMMON STOCKS

Aerospace & Defense — 1.7%
Alliant Techsystems, Inc. *	82,525	$6,160,491

Apparel/Shoes — 2.6%
Chico’s FAS, Inc. *	151,950	5,591,760
Urban Outfitters, Inc. *	139,800	4,110,120

		9,701,880

Audio & Visual Equipment — 2.3%
Harman International Industries, Inc.	82,050	8,391,253

Audio Technology — 0.7%
Dolby Laboratories, Inc. (Class “A” Stock) *	166,290	2,660,640

Auto Parts & Related — 2.0%
Gentex Corp.	423,790	7,373,946

Broadcasting & Cable/Satellite TV — 3.2%
Entravision Communications Corp. (Class “A” Stock)	630,905	4,965,222
Univision Communications, Inc. (Class “A” Stock) *	264,800	7,025,144

		11,990,366

Business Services — 0.6%
Certegy, Inc.	57,990	2,320,760

Commercial Services — 8.9%
Alliance Data Systems Corp. *	145,400	5,692,410
ARAMARK Corp. (Class “B” Stock)	246,575	6,586,018
ChoicePoint, Inc. *	141,541	6,110,325
Cognizant Technology Solutions Corp. *	81,800	3,811,062
Iron Mountain, Inc. *	179,565	6,590,036
Moody’s Corp.	79,750	4,073,630

		32,863,481

Computer Hardware — 1.6%
Avocent Corp. *	187,770	5,941,043

Computer Services — 3.4%
Fiserv, Inc. *	146,900	6,738,303
MoneyGram International, Inc.	264,165	5,735,022

		12,473,325

Computer Services & Software — 1.6%
Activision, Inc. *	183,295	3,748,383
NCR Corp. *	70,200	2,240,082

		5,988,465

Computer Software — 6.9%
Cognos, Inc. * (Canada)	178,575	6,951,925
Mercury Interactive Corp. *	150,250	5,949,900
NAVTEQ Corp. *	117,800	5,884,110
Salesforce.com, Inc. *	283,400	6,552,208

		25,338,143

	Shares	Value

COMMON STOCKS (Continued)

Consumer Products & Services — 1.9%
Fortune Brands, Inc.	87,700	$7,132,641

Consumer Services — 0.5%
VCA Antech, Inc. *	69,500	1,773,640

Drugs & Medicine — 2.5%
Amylin Pharmaceuticals, Inc. *	140,490	4,887,647
OSI Pharmaceuticals, Inc. *	142,700	4,172,548

		9,060,195

Financial - Bank & Trust — 0.5%
Commerce Bancorp, Inc. (NJ)	61,100	1,875,159

Food — 0.7%
McCormick & Co., Inc.	84,520	2,757,888

Gaming/Lodging — 3.2%
GTECH Holdings Corp.	122,900	3,940,174
Harrah’s Entertainment, Inc.	68,375	4,457,366
Marriott International, Inc. (Class “A” Stock)	51,775	3,261,825

		11,659,365

Healthcare Services — 1.7%
Medco Health Solutions, Inc. *	111,584	6,118,151

Insurance — 1.1%
Willis Group Holdings Ltd.	103,225	3,876,099

Internet & Online — 1.4%
CNET Networks, Inc. *	392,445	5,325,479

Manufacturing — 2.5%
American Standard Cos., Inc.	81,150	3,777,532
Rockwell Automation, Inc.	103,100	5,453,990

		9,231,522

Medical Equipment & Devices — 0.5%
Gen-Probe, Inc.	38,700	1,913,715

Medical Products — 8.3%
Advanced Medical Optics *	34,400	1,305,480
Bard (C.R.), Inc.	113,625	7,502,659
Biomet, Inc.	199,000	6,907,290
Cooper Cos., Inc. (The)	21,555	1,651,328
Fisher Scientific International, Inc.*	119,916	7,440,788
Kinetic Concepts, Inc. *	100,600	5,714,080

		30,521,625

Medical Supplies — 1.8%
Charles River Laboratories International, Inc. *	151,875	6,624,787

Movies & Entertainment — 0.3%
Lodgenet Entertainment Corp. *	81,350	1,198,286

Networking/Telecom Equipment — 4.5%
Amphenol Corp.	129,410	5,220,399
FLIR Systems, Inc. *	217,838	6,443,648
Juniper Networks, Inc. *	215,500	5,126,745

		16,790,792

1

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas — 1.3%
XTO Energy, Inc.	109,333	$4,954,972

Oil Well Services & Equipment — 1.9%
Smith International, Inc.	215,300	7,171,643

Other Energy — 1.6%
Cooper Cameron Corp. *	81,400	6,017,902

Other Technology — 3.4%
Cogent, Inc. *	230,688	5,478,840
Zebra Technologies Corp. (Class “A” Stock)	183,170	7,160,115

		12,638,955

Pharmacy Benefit Manager — 1.0%
Caremark Rx, Inc. *	75,775	3,783,446

Producer Goods — 2.1%
WW Grainger, Inc.	121,125	7,621,185

Publishing — 4.2%
Lamar Advertising Co. *	187,750	8,516,340
Scripps, (E.W.) Co. (Class “A” Stock)	139,460	6,968,816

		15,485,156

Restaurants — 1.3%
Chang’s China Bistro, (P.F.), Inc. *	104,314	4,676,397

Retailing — 4.1%
PETCO Animal Supplies, Inc. *	297,268	6,290,191
Select Comfort Corp. *	111,800	2,233,764
Williams-Sonoma, Inc. *	169,855	6,513,939

		15,037,894

Semiconductors/Semi Cap — 6.4%
KLA-Tencor Corp. *	36,925	1,800,463
Linear Technology Corp.	209,396	7,871,196
Marvell Technology Group Ltd. *	77,600	3,578,136
Microchip Technology, Inc.	140,350	4,227,342
Tessera Technologies, Inc. *	205,000	6,131,550

		23,608,687

Telecommunications — 2.7%
Crown Castle International Corp. *	310,275	7,642,072
Neustar, Inc. (Class “A” Stock) *	70,900	2,268,091

		9,910,163

TOTAL INVESTMENTS — 96.9%
(cost $325,307,366(p))		357,969,537
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%		11,314,855

NET ASSETS — 100.0%		$369,284,392

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $325,897,792; accordingly, net unrealized appreciation on investments for federal income tax purposes was $32,071,745 (gross unrealized appreciation - $42,095,069; gross unrealized depreciation - $10,023,324). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS

Advertising — 2.7%
aQuantive, Inc. *	105,000	$2,113,650
Getty Images, Inc. *	60,000	5,162,400
Monster Worldwide, Inc. *	95,000	2,917,450

		10,193,500

Aerospace — 1.8%
Goodrich Corp.	45,000	1,995,300
Rockwell Collins, Inc.	97,500	4,711,200

		6,706,500

Automotive Parts — 0.8%
Advance Auto Parts, Inc. *	82,500	3,191,100

Broadcasting — 0.7%
XM Satellite Radio Holdings, Inc. (Class “A” Stock)	77,000	2,765,070

Building Materials — 0.3%
Eagle Materials, Inc.	8,500	1,031,645

Business Services — 3.5%
CB Richard Ellis Group, Inc. *	98,000	4,821,600
Corporate Executive Board Co. (The)	107,500	8,382,850

		13,204,450

Chemicals — 1.0%
Airgas, Inc.	125,000	3,703,750

Clothing & Apparel — 2.7%
Coach, Inc. *	256,000	8,028,160
Urban Outfitters, Inc. *	76,000	2,234,400

		10,262,560

Commercial Services — 1.8%
Alliance Data Systems Corp. *	170,000	6,655,500

Computer Hardware — 0.3%
Logitech International SA, ADR (Switzerland)	25,500	1,039,125

Computer Services & Software — 7.8%
Activision, Inc. *	157,500	3,220,875
Autodesk, Inc.	120,000	5,572,800
CACI International, Inc. (Class “A” Stock) *	48,500	2,939,100
Cerner Corp. *	65,000	5,650,450
Cognizant Technology Solutions Corp. *	150,000	6,988,500
Cognos, Inc. (Canada)*	87,000	3,386,910
DST Systems, Inc. *	30,000	1,644,900

		29,403,535

Computer Software — 0.5%
Salesforce.com, Inc. *	85,000	1,965,200

Conglomerates — 1.4%
Danaher Corp.	99,500	5,356,085

Construction — 0.5%
D.R. Horton, Inc.	49,000	1,774,780

	Shares	Value

COMMON STOCKS (Continued)

Consumer Products & Services — 1.0%
Fortune Brands, Inc.	46,000	$3,741,180

Distribution/Wholesale — 1.6%
Fastenal Co.	98,500	6,017,365

Education — 0.5%
Laureate Education, Inc.	42,000	2,056,740

Electronic Components & Equipment — 3.4%
Agilent Technologies, Inc. *	35,800	1,172,450
Harman International Industries, Inc.	43,500	4,448,745
Jabil Circuit, Inc. *	92,500	2,860,100
Rockwell Automation, Inc.	78,500	4,152,650

		12,633,945

Entertainment & Leisure — 3.3%
Gaylord Entertainment Co. (Class “A” Stock) *	80,000	3,812,000
Station Casinos, Inc.	108,500	7,200,060
WMS Industries, Inc. *	44,000	1,237,720

		12,249,780

Finance Services — 5.3%
Chicago Mercantile Exchange Holding, Inc.	18,500	6,240,050
Legg Mason, Inc.	55,000	6,032,950
Moody’s Corp.	96,000	4,903,680
Nuveen Investments (Class “A” Stock)	70,500	2,776,995

		19,953,675

Food — 1.0%
Whole Foods Market, Inc.	29,000	3,899,050

Healthcare Services — 3.5%
American Healthways, Inc. *	40,000	1,696,000
IDEXX Laboratories, Inc.	15,000	1,003,200
Omnicare, Inc.	76,500	4,301,595
VCA Antech, Inc. *	135,500	3,457,960
WellCare Health Plans, Inc. *	76,000	2,815,800

		13,274,555

Hotels & Motels — 2.9%
Hilton Hotels Corp.	100,000	2,232,000
Marriott International, Inc. (Class “A” Stock)	69,000	4,347,000
MGM Mirage, Inc. *	100,000	4,377,000

		10,956,000

Industrial Products — 1.9%
Donaldson Co., Inc.	128,300	3,916,999
Precision Castparts Corp.	59,000	3,132,900

		7,049,899

Internet Services — 0.6%
McAfee, Inc. *	68,500	2,152,270

Machinery & Equipment — 2.1%
National-Oilwell, Inc. *	94,500	6,218,100

1

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Machinery & Equipment (cont’d.)
WW Grainger, Inc.	25,000	$1,573,000

		7,791,100

Medical Equipment & Devices — 0.4%
Gen-Probe, Inc.	27,500	1,359,875

Medical Supplies & Equipment — 9.4%
Bard (C.R.), Inc.	89,000	5,876,670
Cytyc Corp. *	201,500	5,410,275
Invitrogen Corp. *	55,000	4,137,650
Kinetic Concepts, Inc. *	91,000	5,168,800
Kyphon, Inc. *	107,000	4,701,580
ResMed, Inc. *	78,000	6,212,700
Varian Medical Systems, Inc. *	100,500	3,970,755

		35,478,430

Office Equipment — 0.1%
ACCO Brands Corp.	10,810	305,058

Oil & Gas — 8.6%
Canadian Natural Resources Ltd.	105,000	4,744,950
Denbury Resources, Inc.	97,500	4,917,900
GlobalSantaFe Corp.	65,500	2,988,110
Quicksilver Resources, Inc. *	83,750	4,002,413
Smith International, Inc.	135,400	4,510,174
Western Oil Sands, Inc. (Class “A” Stock)	72,500	1,997,375
XTO Energy, Inc.	201,000	9,109,320

		32,270,242

Pharmaceuticals — 3.5%
Celgene Corp. *	125,000	6,790,000
Gilead Sciences, Inc. *	134,000	6,533,840

		13,323,840

Retail & Merchandising — 3.6%
Ann Taylor Stores Corp.	65,000	1,725,750
Michaels Stores, Inc. *	49,000	1,619,940
Nordstrom, Inc.	166,000	5,697,120
Shoppers Drug Mart Corp. (Canada)	92,500	3,801,750
Williams-Sonoma, Inc. *	22,500	862,875

		13,707,435

Semiconductors — 7.6%
Altera Corp.	84,500	1,614,795
Broadcom Corp. (Class “A” Stock) *	65,500	3,072,605
KLA-Tencor Corp. *	20,000	975,200
Linear Technology Corp.	50,000	1,879,500
Marvell Technology Group Ltd. *	103,500	4,772,385
MEMC Electronic Materials, Inc. *	120,000	2,734,800
Microchip Technology, Inc.	135,500	4,081,260
Microsemi Corp. *	231,300	5,907,402
National Semiconductor Corp.	132,500	3,484,750

		28,522,697

Services - Telephone — 0.5%
Alamosa Holdings, Inc.	100,000	1,711,000

	Shares	Value

COMMON STOCKS (Continued)

Software — 0.8%
Mercury Interactive Corp. *	73,500	$2,910,600

Telecommunications — 8.0%
American Tower Corp. (Class “A” Stock)	160,000	3,992,000
Comverse Technology, Inc. *	50,000	1,313,500
Juniper Networks, Inc. *	150,000	3,568,500
Leap Wireless International, Inc. *	150,000	5,280,000
Neustar, Inc. (Class “A” Stock) *	10,000	319,900
Nextel Partners, Inc. (Class “A” Stock) *	278,000	6,977,800
NII Holdings, Inc. *	44,000	3,715,800
Scientific-Atlanta, Inc.	101,500	3,807,265
Tellabs, Inc. *	120,000	1,262,400

		30,237,165

Transportation — 1.2%
Overseas Shipholding Group, Inc.	30,000	1,749,900
Robinson Worldwide (C.H.), Inc.	42,500	2,725,100

		4,475,000

Utilities — 1.8%
Peabody Energy Corp.	80,000	6,748,000

Utilities - Gas Utilities — 0.7%
Energen Corp.	56,500	2,444,190

TOTAL LONG-TERM INVESTMENTS
(cost $255,771,482)		372,521,891

SHORT-TERM INVESTMENTS — 1.1%

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,988,761	1,988,761
BlackRock Provident Institutional Funds TempFund Portfolio (j)	1,988,761	1,988,761

TOTAL SHORT-TERM INVESTMENTS
(cost $3,977,522)		3,977,522

TOTAL INVESTMENTS — 100.2%
(cost $259,749,004(p))		376,499,413

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(755,445)

NET ASSETS — 100.0%		$375,743,968

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(j)	Security available to institutional investors only.

2

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

(p)

The United States federal income tax basis of the Fund’s investments was $260,227,078; accordingly, net unrealized appreciation on investments for federal income tax purposes was $116,272,335 (gross unrealized appreciation - $118,806,350; gross unrealized depreciation - $2,534,015). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

3

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.0%

COMMON STOCKS

Automotive Parts — 2.8%
Advance Auto Parts, Inc. *	638,250	$24,687,510
BorgWarner, Inc.	310,500	17,530,830

		42,218,340

Building Materials — 1.5%
Masco Corp.	718,900	22,055,852

Business Services — 1.4%
Manpower, Inc.	459,400	20,392,766

Clothing & Apparel — 1.5%
Jones Apparel Group, Inc.	182,400	5,198,400
VF Corp.	301,100	17,454,767

		22,653,167

Computer Hardware — 1.8%
Lexmark International, Inc., (Class “A” Stock) *	441,000	26,923,050

Conglomerates — 1.5%
Johnson Controls, Inc.	358,500	22,244,925

Construction — 12.5%
Beazer Homes USA, Inc.	416,500	24,436,055
Centex Corp.	476,600	30,778,828
Hovnanian Enterprises, Inc. (Class “A” Stock) *	522,500	26,752,000
KB Home	231,700	16,960,440
Lennar Corp. (Class “A” Stock)	538,700	32,192,712
Pulte Homes, Inc.	757,000	32,490,440
WCI Communities, Inc. *	755,100	21,422,187

		185,032,662

Consumer Products & Services — 3.4%
Black & Decker Corp.	106,600	8,750,794
Spectrum Brands, Inc. *	770,400	18,142,920
Whirlpool Corp.	302,300	22,905,271

		49,798,985

Education — 1.8%
Career Education Corp.	748,053	26,600,765

Entertainment & Leisure — 1.4%
Harley-Davidson, Inc.	431,500	20,901,860

Finance Services — 6.1%
AMBAC Financial Group, Inc.	304,350	21,931,461
Bear Stearns Cos., Inc.	199,200	21,862,200
CIT Group, Inc.	493,000	22,273,740
IndyMac Bancorp, Inc.	603,300	23,878,614

		89,946,015

Financial - Bank & Trust — 5.8%
Astoria Financial Corp.	730,400	19,297,168
First Horizon National Corp.	482,900	17,553,415
Hudson City Bancorp, Inc.	2,410,800	28,688,520
North Fork Bancorp, Inc.	805,749	20,546,599

		86,085,702

	Shares	Value

COMMON STOCKS
(Continued)

Healthcare Services — 3.9%
Coventry Health Care, Inc. *	314,600	$27,061,892
Health Management Associates,
Inc. (Class “A” Stock)	188,400	4,421,748
Omnicare, Inc.	458,500	25,781,455

		57,265,095

Industrial Products — 0.8%
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	331,200	12,661,776

Insurance — 6.4%
Arch Capital Group Ltd. *	368,100	18,254,079
Endurance Specialty Holdings Ltd.	482,200	16,447,842
PMI Group, Inc. (The)	632,100	25,201,827
Radian Group, Inc.	364,800	19,370,880
WellPoint, Inc. *	195,300	14,807,646

		94,082,274

Internet Services — 1.7%
Check Point Software
Technologies Ltd. *	1,011,000	24,587,520

Machinery & Equipment — 1.5%
Briggs & Stratton Corp.	623,300	21,559,947

Metals & Mining — 10.2%
Alpha Natural Resources, Inc. *	891,300	26,774,652
Arch Coal, Inc.	499,800	33,736,500
Joy Global, Inc.	571,600	28,842,936
Peabody Energy Corp.	397,600	33,537,560
Phelps Dodge Corp.	221,400	28,766,502

		151,658,150

Oil & Gas — 13.8%
Canadian Natural Resources Ltd.	766,700	34,647,173
Denbury Resources, Inc.	624,100	31,479,604
Quicksilver Resources, Inc. *	653,950	31,252,270
Southwestern Energy Co. *	171,700	12,602,780
Sunoco, Inc.	216,100	16,899,020
Talisman Energy, Inc. (Canada)	665,300	32,493,252
XTO Energy, Inc.	1,007,809	45,673,904

		205,048,003

Pharmaceuticals — 0.8%
Shire Pharmaceuticals Group
PLC, ADR (United Kingdom)	302,300	11,182,077

Real Estate Investment Trust — 3.4%
Colonial Properties Trust	355,200	15,799,296
Developers Diversified Realty Corp.	497,500	23,233,250
Trizec Properties, Inc.	501,400	11,562,284

		50,594,830

Retail & Merchandising — 3.0%
Dollar Tree Stores, Inc. *	812,735	17,595,713
NBTY, Inc. *	1,056,500	24,827,750
Ross Stores, Inc.	84,600	2,005,020

		44,428,483

1

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Telecommunications — 1.7%
Scientific-Atlanta, Inc.	657,300	$24,655,323

Transportation — 5.5%
Frontline Ltd.	576,400	25,430,768
General Maritime Corp.	539,200	19,847,952
Overseas Shipholding Group, Inc.	315,900	18,426,447
Teekay Shipping Corp.	415,200	17,874,360

		81,579,527

Utilities — 4.8%
DPL, Inc.	812,300	22,581,940
Edison International *	192,300	9,091,944
TXU Corp.	349,700	39,474,136

		71,148,020

TOTAL LONG-TERM INVESTMENTS
(cost $1,285,425,953)		1,465,305,114

SHORT-TERM INVESTMENT — 1.9%
REGISTERED INVESTMENT COMPANY
BlackRock Provident Institutional
Funds TempCash Portfolio (j)
(cost $28,209,729)	28,209,729	28,209,729

TOTAL INVESTMENTS — 100.9%
(cost $1,313,635,682(p))		1,493,514,843
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(13,443,099)

NET ASSETS — 100.0%		$1,480,071,744

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $1,314,164,531; accordingly, net unrealized appreciation on investments for federal income tax purposes was $179,350,312 (gross unrealized appreciation - $220,242,395; gross unrealized depreciation - $40,892,083). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2

AST ALGER ALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.8%

COMMON STOCKS

Aerospace — 2.5%
General Dynamics Corp.	31,600	$3,777,780
United Technologies Corp.	74,800	3,877,632

		7,655,412

Apparel/Shoes — 0.3%
Polo Ralph Lauren Corp.	18,700	940,610

Beverages — 0.5%
PepsiCo, Inc.	27,200	1,542,512

Biotechnology — 3.9%
Affymetrix, Inc. *	26,000	1,201,980
Amgen, Inc. *	59,200	4,716,464
Genentech, Inc. *	70,600	5,945,226

		11,863,670

Chemicals — 0.8%
Lubrizol Corp.	54,100	2,344,153

Clothing & Apparel — 0.6%
Coach, Inc. *	54,700	1,715,392

Computer Hardware — 1.2%
Dell, Inc. *	44,000	1,504,800
Western Digital Corp. *	168,600	2,179,998

		3,684,798

Computer Services & Software — 3.7%
EMC Corp. *	58,300	754,402
NAVTEQ Corp. *	104,300	5,209,785
Verifone Holdings, Inc. *	258,900	5,206,479

		11,170,666

Computers — 1.4%
Apple Computer, Inc. *	27,000	1,447,470
Network Appliance, Inc. *	111,000	2,635,140

		4,082,610

Conglomerates — 1.0%
Tyco International Ltd.	103,200	2,874,120

Consumer Products & Services — 1.6%
Gillette Co.	84,000	4,888,800

Electronic Components & Equipment — 1.9%
General Electric Co.	172,700	5,814,809

Entertainment & Leisure — 5.3%
Disney, (Walt) Co.	121,900	2,941,447
Penn National Gaming, Inc. *	82,700	2,572,797
Shanda Interactive Entertainment Ltd., ADR (China) *	89,600	2,423,680
Time Warner, Inc. *	175,000	3,169,250
Viacom, Inc. (Class “B” Stock)	150,100	4,954,801

		16,061,975

Finance Services — 1.6%
Citigroup, Inc.	65,000	2,958,800
Lehman Brothers Holdings, Inc.	15,700	1,828,736

		4,787,536

	Shares	Value

COMMON STOCKS (Continued)

Financial - Bank & Trust — 0.5%
Hudson City Bancorp, Inc.	136,700	$1,626,730

Financial - Brokerage — 1.4%
Ameritrade Holding Corp. *	65,200	1,400,496
Legg Mason, Inc.	26,500	2,906,785

		4,307,281

Healthcare Services — 2.2%
Caremark Rx, Inc. *	58,350	2,913,415
Community Health Systems, Inc. *	11,700	454,077
PacifiCare Health Systems, Inc. *	42,000	3,350,760

		6,718,252

Hotels & Motels — 0.3%
Hilton Hotels Corp.	45,700	1,020,024

Household Durables — 1.4%
Procter & Gamble Co.	71,200	4,233,552

Insurance — 3.6%
American International Group, Inc.	27,600	1,710,096
CIGNA Corp.	26,200	3,087,932
Genworth Financial, Inc. (Class “A” Stock)	75,900	2,447,016
St. Paul Travelers Cos., Inc. (The)	10,600	475,622
WellPoint, Inc. *	40,100	3,040,382

		10,761,048

Internet Services — 6.6%
eBay, Inc. *	57,400	2,364,880
Google, Inc. (Class “A” Stock) *	33,200	10,506,472
Yahoo!, Inc. *	207,800	7,031,952

		19,903,304

Internet Software & Services — 2.1%
Netease.com, Inc., ADR * (China)	71,550	6,440,216

Machinery & Equipment — 5.4%
Caterpillar, Inc. *	64,000	3,760,000
National-Oilwell, Inc. *	188,600	12,409,880

		16,169,880

Medical Supplies & Equipment — 3.2%
Bausch & Lomb, Inc.	27,300	2,202,564
Hologic, Inc. *	11,600	669,900
McKesson Corp.	15,100	716,495
Medtronic, Inc.	53,500	2,868,670
St. Jude Medical, Inc. *	67,800	3,173,040

		9,630,669

Metals & Mining — 1.9%
Alpha Natural Resources, Inc. *	52,100	1,565,084
Phelps Dodge Corp.	31,700	4,118,781

		5,683,865

Oil & Gas — 3.0%
Energy Partners Ltd. *	33,800	1,055,236
Patterson-UTI Energy, Inc.	134,900	4,867,192
Schlumberger Ltd.	36,000	3,037,680

		8,960,108

1

AST ALGER ALL-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Personal Services — 0.6%
Avon Products, Inc.	71,000	$1,917,000

Pharmaceuticals — 11.9%
AmerisourceBergen Corp.	32,200	2,489,060
AstraZeneca Group PLC, ADR (United Kingdom)	44,900	2,114,790
Celgene Corp. *	26,900	1,461,208
Gilead Sciences, Inc. *	39,800	1,940,648
IVAX Corp. *	168,250	4,435,070
Johnson & Johnson	98,700	6,245,736
Med Immune, Inc. *	31,500	1,059,975
Novartis AG, ADR (Switzerland)	63,100	3,218,100
Pfizer, Inc.	102,040	2,547,939
Sanofi-Aventis, ADR (France)	66,500	2,763,075
Schering-Plough Corp.	151,600	3,191,180
Sepracor, Inc. *	40,900	2,412,691
Vertex Pharmaceuticals Inc.	84,600	1,890,810

		35,770,282

Railroads — 1.0%
Burlington Northern Santa Fe Corp.	50,200	3,001,960

Retail — 0.8%
Bed Bath & Beyond, Inc. *	59,300	2,382,674

Retail & Merchandising — 6.8%
Abercrombie & Fitch Co.	42,900	2,138,565
CVS Corp.	288,700	8,375,187
Kohl’s Corp. *	54,800	2,749,864
Lowe’s Cos., Inc.	47,200	3,039,680
Wal-Mart Stores, Inc.	93,300	4,088,406

		20,391,702

Semiconductors — 5.1%
Broadcom Corp. (Class “A” Stock) *	31,650	1,484,701
Intel Corp.	182,500	4,498,625
Marvell Technology Group Ltd. *	129,600	5,975,856
Silcon Storage Technology, Inc. *	67,100	360,998
Teradyne, Inc.	175,400	2,894,100
Tessera Technologies, Inc. *	6,600	197,406

		15,411,686

Software — 5.3%
Microsoft Corp.	420,600	10,822,038
Oracle Corp. *	161,600	2,002,224
Pixar, Inc. *	69,300	3,084,543

		15,908,805

Telecommunications — 5.7%
Alamosa Holdings, Inc.	115,400	1,974,494
American Tower Corp. (Class “A” Stock)	94,737	2,363,688
Nextel Partners, Inc. (Class “A” Stock) *	145,800	3,659,580
NII Holdings, Inc. *	33,100	2,795,294
Qualcomm, Inc.	140,550	6,289,613

		17,082,669

	Shares	Value

COMMON STOCKS (Continued)

Transportation — 2.8%
FedEx Corp.	38,000	$3,310,940
UTI Worldwide, Inc. (British Virgin Islands)	66,200	5,143,740

		8,454,680

Utilities — 1.9%
Peabody Energy Corp.	68,000	5,735,800

TOTAL LONG-TERM INVESTMENTS
(cost $258,673,629)		300,939,250

SHORT-TERM INVESTMENTS — 0.3%

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)	345,737	345,737
BlackRock Provident Institutional Funds TempFund Portfolio (j)	345,737	345,737

TOTAL SHORT-TERM INVESTMENTS
(cost $691,474)		691,474

TOTAL INVESTMENTS — 100.1%
(cost $259,365,103)(p)		301,630,724
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(172,480)

NET ASSETS — 100.0%		$301,458,244

The following abbreviations are used in portfolio descriptions:

ADR   American Depositary Receipt

*	Non-income producing security.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $259,465,558; accordingly, net unrealized appreciation on investments for federal income tax purposes was $42,165,166 (gross unrealized appreciation $48,049,365; gross unrealized depreciation - $-5,884,199). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2

AST GABELLI ALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.9%

COMMON STOCKS

Advertising
Getty Images, Inc. *	500	$43,020

Aerospace — 0.9%
Alliant Techsystems, Inc. *	270	20,155
Curtiss-Wright Corp. (Class “B” Stock)	1,400	86,394
General Dynamics Corp.	2,500	298,875
Northrop Grumman Corp.	5,700	309,795
Sequa Corp. (Class “A” Stock) *	13,000	767,000
United Technologies Corp.	1,300	67,392

		1,549,611

Automobile Manufacturers — 1.9%
DaimlerChrysler AG (Germany)	38,000	2,018,560
Navistar International Corp. *	35,000	1,135,050
PACCAR, Inc.	4,500	305,505

		3,459,115

Automotive Parts — 2.4%
BorgWarner, Inc.	26,000	1,467,960
CLARCOR, Inc.	530	15,221
Dana Corp.	55,000	517,550
Genuine Parts Co.	50,000	2,145,000
Midas, Inc. *	10,000	198,800
Modine Manufacturing Co.	460	16,873
Proliance International, Inc. *	110	603

		4,362,007

Banks
Westpac Banking Corp. (Australia)	3,200	51,491

Basic Materials - Chemical
Carlisle Cos., Inc.	280	17,800

Beverages — 2.7%
Anheuser-Busch Cos., Inc.	6,000	258,240
Coca-Cola Co.	38,000	1,641,220
Coca-Cola Enterprises, Inc.	5,000	97,500
Coca-Cola Hellenic Bottling Co. SA, ADR (Greece)	2,000	58,020
Fomento Economico Mexicano SA de CV, ADR (Mexico)	35,000	2,447,200
PepsiAmericas, Inc.	420	9,547
PepsiCo, Inc.	2,800	158,788
Pernod Ricard SA	500	88,276

		4,758,791

Biotechnology — 0.2%
Amgen, Inc. *	2,400	191,208
Genentech, Inc. *	1,100	92,631
Genzyme Corp. *	700	50,148

		333,987

Broadcasting — 6.6%
Beasley Broadcast Group, Inc. *	7,500	105,375
Belo Corp. (Class “A” Stock)	10,000	228,600
Crown Media Holdings, Inc. *	58,000	635,100
Discovery Holding Co-Class A *	30,000	433,200

	Shares	Value

COMMON STOCKS
(Continued)

Broadcasting (cont’d.)
Discovery Holding Co.	50	$751
Gray Television, Inc.	18,000	190,620
Grupo Televisa SA, ADR (Brazil)	18,000	1,290,780
Journal Communications, Inc. (Class “A” Stock)	820	12,218
Liberty Corp. (The)	5,000	234,450
Liberty Media Corp. (Class “A” Stock) *	170,000	1,368,500
Liberty Media Corp. (Class “B” Stock) *	500	4,125
Lin TV Corp. (Class “A” Stock) *	22,000	306,900
Media General, Inc. (Class “A” Stock)	20,000	1,160,200
Mediaset SpA * (Italy)	11,000	130,154
Meredith Corp.	5,000	249,450
Modern Times Group AB (Class “B” Stock) (Sweden)	2,000	75,315
News Corp., Inc. (Class “A” Stock)	160,500	2,502,195
News Corp., Inc. (Class “B” Stock)	3,400	56,100
Paxson Communications Corp. *	40,000	18,000
Publishing & Broadcasting Ltd. (Australia)	12,000	150,812
Scripps, (E.W.) Co. (Class “A” Stock)	52,000	2,598,440
Young Broadcasting, Inc. (Class “A” Stock) *	15,000	52,350

		11,803,635

Building Materials — 0.6%
Apogee Enterprises, Inc.	1,110	18,981
Bouygues SA (France)	1,750	81,332
CRH PLC (Ireland)	5,000	135,509
Skyline Corp.	20,000	812,800
Texas Industries, Inc.	260	14,144

		1,062,766

Business Services
BISYS Group, Inc. (The) *	1,140	15,310
Fair Isaac Corp.	420	18,816
Harland, (John H.) Co.	290	12,876

		47,002

Cable Television — 3.5%
Cablevision Systems New York Group (Class “A” Stock) *	117,900	3,615,993
DIRECTV Group, Inc. (The) *	35,000	524,300
EchoStar Communications Corp. (Class “A” Stock)	25,000	739,250
Liberty Global, Inc. (Class “A” Stock) *	46,602	1,261,972
Liberty Global, Inc. (Class “B” Stock) *	30	860
Nippon Television Network Corp. (Japan)	400	61,557
PrimaCom AG, ADR (Germany) *	14,400	43,750

		6,247,682

1

AST GABELLI ALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Chemicals — 1.9%
Albemarle Corp.	8,000	$301,600
Chemtura Corporation	15,000	186,300
Cytec Industries, Inc.	250	10,845
Dow Chemical Co.	9,000	375,030
DuPont, (E.I.) de Nemours & Co.	6,000	235,020
Hercules, Inc. *	100,000	1,222,000
Huntsman Corp. *	5,000	97,750
Sensient Technologies Corp.	50,000	947,500

		3,376,045

Clothing & Apparel — 0.2%
Coach, Inc. *	2,900	90,944
Dior, (Christian) SA (France)	1,400	115,510
Next PLC (United Kingdom)	2,000	49,104
Swatch Group AG (Switzerland)	700	96,412

		351,970

Commercial Services — 1.3%
PHH Corp. *	1,140	31,304
Waste Management, Inc.	80,000	2,288,800

		2,320,104

Computer Hardware — 0.1%
Dell, Inc. *	3,000	102,600

Computer Services & Software — 0.5%
Adobe Systems, Inc.	2,200	65,670
Citrix Systems, Inc.	700	17,598
Electronic Arts, Inc. *	700	39,823
EMC Corp. *	2,300	29,762
Intergraph Corp.	730	32,638
Microsoft Corp.	24,300	625,239
NAVTEQ Corp. *	900	44,955
Pixar, Inc. *	200	8,902

		864,587

Conglomerates — 3.4%
3M Co.	700	51,352
Brink’s Co. (The)	450	18,477
Cendant Corp.	18,700	385,968
Griffon Corp. *	950	23,370
Honeywell International, Inc.	105,200	3,945,000
ITT Industries, Inc.	15,000	1,704,000

		6,128,167

Construction — 0.5%
Fleetwood Enterprises, Inc. *	55,000	676,500
Fluor Corp.	900	57,942
Sekisui House Ltd. (Japan)	6,000	73,520
Technip SA (France)	1,600	94,687

		902,649

Consumer Cyclicals - Construction
Champion Enterprises, Inc. *	1,230	18,179

Consumer Products & Services — 3.1%
Adesa, Inc.	810	17,901
Alberto-Culver Co. (Class “B” Stock)	470	21,032

	Shares	Value

COMMON STOCKS
(Continued)

Consumer Products & Services (cont’d.)
Altadis SA (Spain)	3,000	$134,379
Church and Dwight Co., Inc.	18,400	679,696
Clorox Co.	8,000	444,320
CNS, Inc.	330	8,603
Colgate-Palmolive Co.	5,000	263,950
Energizer Holdings, Inc. *	15,000	850,500
Gallaher Group PLC, ADR (United Kingdom)	1,000	62,090
Jarden Corp. *	580	23,821
Johnson & Johnson	1,500	94,920
Other Liberty Global Securities in “Cable TV” (Class “C” Stock)	45,000	1,158,740
Procter & Gamble Co.	29,300	1,742,178
Secom Co. Ltd. (Japan)	1,500	72,146

		5,574,276

Containers & Packaging — 0.1%
Greif, Inc. (Class “A” Stock)	4,000	240,400

Electronic Components & Equipment — 2.3%
Agere Systems, Inc. *	25,000	260,250
AMETEK, Inc.	12,000	515,640
CTS Corp.	35,000	423,500
ESCO Technologies, Inc. *	140	7,010
General Electric Co.	14,400	484,848
Harman International Industries, Inc.	400	40,908
Keyence Corp. (Japan)	400	100,564
L-3 Communications Holdings, Inc.	1,600	126,512
Magnetek, Inc. *	16,000	54,080
Molex, Inc.	25,000	642,750
Pentair, Inc.	810	29,565
Rockwell Automation, Inc.	700	37,030
Thomas & Betts Corp. *	40,000	1,376,400
Tokyo Electron Ltd. (Japan)	1,000	53,118

		4,152,175

Entertainment & Leisure — 7.7%
Brunswick Corp.	330	12,451
Disney, (Walt) Co.	90,000	2,171,700
Dover Downs Gaming &
Entertainment, Inc.	15,365	208,964
Dover Motorsports, Inc.	30,000	205,200
Gaylord Entertainment Co. (Class “A” Stock) *	16,540	788,131
Gemstar-TV Guide International, Inc. *	210,000	621,600
Harley-Davidson, Inc.	4,300	208,292
Hilton Group PLC * (United Kingdom)	20,000	110,943
Kerzner International Ltd. (Bahamas) *	4,000	222,200
MGM Mirage, Inc. *	22,000	962,940
OPAP SA (Greece)	3,000	93,167
Oriental Land Co. Ltd. (Japan)	1,000	57,171
Time Warner, Inc. *	216,300	3,917,193
Vail Resorts, Inc. *	450	12,937
Viacom, Inc.	65,000	2,159,300

2

AST GABELLI ALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Entertainment & Leisure (cont’d.)
Vivendi Universal SA, ADR (France) *	63,000	$2,061,990

		13,814,179

Finance Services — 5.7%
American Express Co.	86,500	4,968,560
BKF Capital Group, Inc.	5,500	170,115
Citigroup, Inc.	10,600	482,512
Credit Suisse Group * (Switzerland)	1,150	50,902
Goldman Sachs Group, Inc.	700	85,106
Irish Life & Permanent PLC (Ireland)	4,000	72,592
J.P. Morgan Chase & Co.	9,200	312,156
Lehman Brothers Holdings, Inc.	3,600	419,328
Merrill Lynch & Co., Inc.	16,600	1,018,410
Morgan Stanley Dean Witter & Co.	5,000	269,700
Nikko Securities Co.Ltd. (Japan)	7,500	86,747
PNC Financial Services Group	4,000	232,080
Standard Chartered PLC (United Kingdom)	3,000	64,713
T. Rowe Price Group, Inc.	29,000	1,893,700

		10,126,621

Financial - Bank & Trust — 1.8%
Bank of America Corp.	6,300	265,230
Bank of Ireland, ADR (Ireland)	1,700	107,950
Bank of New York Co., Inc. (The)	23,000	676,430
Deutsche Bank AG, ADR (Germany)	12,000	1,122,240
NewAlliance Bancshares, Inc. *	1,090	15,958
Northern Trust Corp.	1,400	70,770
State Street Corp.	2,100	102,732
TCF Financial Corp.	920	24,610
UBS AG, ADR (Switzerland)	2,200	188,100
Wilmington Trust Corp.	18,000	656,100

		3,230,120

Food — 8.0%
Ajinomoto Co., Inc. (Japan) (Japan)	5,000	52,590
Albertson’s, Inc.	40,000	1,026,000
Archer-Daniels-Midland Co.	100,000	2,466,000
Cadbury Schweppes PLC (United Kingdom)	5,000	50,444
Corn Products International, Inc.	5,000	100,850
Del Monte Foods Co. *	1,560	16,739
Diageo PLC, ADR (United Kingdom)	26,750	1,551,768
Flowers Foods, Inc.	72,000	1,964,160
General Mills, Inc.	50,000	2,410,000
Heinz, (H.J.) Co.	30,000	1,096,200
Hershey Foods Corp.	400	22,524
Kellogg Co.	1,000	46,130
Safeway, Inc. *	35,000	896,000
Sysco Corp.	2,400	75,288
Weis Markets, Inc.	14,000	560,140
Whole Foods Market, Inc.	500	67,225

	Shares	Value

COMMON STOCKS
(Continued)

Food (cont’d.)
Wrigley, (Wm., Jr.) Co. *	25,800	$1,854,504

		14,256,562

Gaming/Lodging — 0.1%
GTECH Holdings Corp.	5,000	160,300

Healthcare Services — 0.5%
Beverly Enterprises, Inc. *	50,000	612,500
Caremark Rx, Inc. *	1,200	59,916
Edwards Lifesciences Corp. *	1,300	57,733
IDEXX Laboratories, Inc.	500	33,440
Laboratory Corp. of America Holdings *	440	21,432
UnitedHealth Group, Inc.	2,300	129,260

		914,281

Healthcare-Products — 0.1%
Biomet, Inc.	700	24,297
DENTSPLY International, Inc.	2,500	135,050

		159,347

Hotels & Motels — 0.1%
Hilton Hotels Corp.	10,000	223,200

Industrial Products — 4.5%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	45,000	3,111,300
Crane Co.	80,000	2,379,200
EnPro Industries, Inc. *	630	21,225
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	9,300	355,539
Myers Industries, Inc.	25,000	291,000
Precision Castparts Corp.	34,000	1,805,400

		7,963,664

Insurance — 1.1%
Allianz AG, ADR (Germany)	4,000	54,040
American International Group, Inc.	5,400	334,584
Argonaut Group, Inc. *	13,000	351,130
Aviva PLC (United Kingdom)	5,000	54,898
Hartford Financial Services Group, Inc. (The)	4,500	347,265
Leucadia National Corp.	3,000	129,300
St. Paul Travelers Cos., Inc. (The)	6,801	305,161
U.S.I. Holdings Corp *	1,190	15,458
White Mountain Insurance Group	600	362,400

		1,954,236

Internet Services — 1.6%
Alloy, Inc. *	3,620	17,521
Checkfree Corp. *	4,200	158,844
eBay, Inc. *	1,700	70,040
Google, Inc. (Class “A” Stock) *	300	94,938
Intermix Media, Inc.	10,000	119,600
Nortel Networks Corp. *	170,000	554,200
Stellent, Inc. *	1,930	16,540
Yahoo!, Inc. *	51,800	1,752,912

		2,784,595

3

AST GABELLI ALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Machinery & Equipment — 2.0%
Albany International Corp. (Class “A” Stock)	390	$14,379
Caterpillar, Inc. *	800	47,000
Deere & Co.	16,900	1,034,280
Flowserve Corp. *	25,000	908,750
Gencorp, Inc. *	20,000	373,000
Tennant Co.	510	20,900
Thermo Electron Corp. *	39,000	1,205,100
Toro Co.	570	20,953

		3,624,362

Medical Supplies & Equipment — 2.6%
Alcon, Inc. (Switzerland)	600	76,728
Baxter International, Inc.	7,200	287,064
Bio-Rad Laboratories, Inc. (Class “A” Stock) *	1,000	54,990
Fisher Scientific International, Inc.*	370	22,958
ICU Medical, Inc. *	15,000	431,400
Immucor, Inc. *	490	13,446
Inamed Corp. *	11,000	832,480
Invitrogen Corp. *	3,500	263,305
Lifecore Biomedical, Inc. *	1,130	13,662
Medtronic, Inc.	2,600	139,412
Owens & Minor, Inc.	12,000	352,200
Patterson Cos, Inc. *	3,000	120,090
PolyMedica Corp.	500	17,470
Possis Medical, Inc. *	930	10,193
Schein, (Henry), Inc. *	15,000	639,300
Smith & Nephew PLC (United Kingdom)	1,000	42,460
St. Jude Medical, Inc. *	1,500	70,200
Straumann Holding AG (Switzerland)	320	85,713
Stryker Corp.	1,300	64,259
SurModics, Inc. *	550	21,279
Sybron Dental Specialties, Inc. *	20,000	831,600
Synthes, Inc. (Switzerland)	700	81,866
Varian Medical Systems, Inc. *	800	31,608
William Demant Holdings A.S (Denmark) *	1,000	46,866
Zimmer Holdings, Inc. *	1,100	75,779

		4,626,328

Metals & Mining — 0.8%
Alcan, Inc. (Canada)	5,000	158,650
Alcoa, Inc.	12,200	297,924
Allegheny Technologies, Inc.	1,200	37,176
Commercial Metals Co.	900	30,366
Freeport-McMoRan Copper & Gold, Inc.
(Class “B” Stock)	800	38,872
Harmony Gold Mining Co., ADR (South Africa) *	7,000	76,580
Material Sciences Corp. *	980	14,769
Newmont Mining Corp.	14,500	683,965
Peabody Energy Corp.	500	42,175
Xstrata PLC (United Kingdom)	2,500	64,775

		1,445,252

	Shares	Value

COMMON STOCKS
(Continued)

Office Equipment
HNI Corp.	360	$21,679

Oil & Gas — 7.2%
Amerada Hess Corp.	300	41,250
Anadarko Petroleum Corp.	600	57,450
Apache Corp.	900	67,698
Baker Hughes, Inc.	8,300	495,344
Burlington Resources, Inc.	34,000	2,764,880
ConocoPhillips	36,126	2,525,569
Devon Energy Corp.	25,800	1,770,912
El Paso Corp.	13,000	180,700
Eni SpA, ADR (Italy)	1,000	148,100
ENSCO International, Inc.	4,000	186,360
Equitable Resources, Inc.	6,400	249,984
GlobalSantaFe Corp.	4,000	182,480
Halliburton Co.	8,000	548,160
Kerr-McGee Corp.	9,500	922,545
Murphy Oil Corp.	1,100	54,857
National Fuel Gas Co.	15,000	513,000
National-Oilwell, Inc. *	600	39,480
Occidental Petroleum Corp.	700	59,801
ONEOK, Inc.	25,000	850,500
Petroleo Brasileiro SA (Brazil) *	1,000	71,490
Pioneer Natural Resources Co.	800	43,936
Questar Corp.	8,000	704,960
Saipem SpA (Italy)	1,700	28,665
Schlumberger Ltd.	600	50,628
Suncor Energy, Inc.	800	48,424
Total Fina SA, ADR (France)	1,100	149,402
Transocean, Inc. (Cayman Islands) *	800	49,048

		12,805,623

Paper & Forest Products — 0.1%
International Paper Co.	4,500	134,100

Pharmaceuticals — 1.6%
AstraZeneca Group PLC, ADR (United Kingdom)	1,200	56,520
Bristol-Meyers Squibb Co.	15,000	360,900
Express Scripts, Inc.	600	37,320
GlaxoSmithKline PLC, ADR (United Kingdom)	1,500	76,920
Lilly, (Eli) & Co.	900	48,168
Merck & Co., Inc.	9,000	244,890
Novartis AG, ADR (Switzerland)	2,300	117,300
Pfizer, Inc.	47,200	1,178,584
Roche Holding AG (Switzerland)	900	125,001
Sanofi-Aventis ADR	2,575	106,991
Takeda Chemical Industries Ltd. (Japan)	1,500	89,324
West Pharmaceutical Services, Inc.	570	16,912
Wyeth	8,100	374,787

		2,833,617

Printing & Publishing — 3.5%
Bowne & Co., Inc.	960	13,718
Dow Jones & Co., Inc.	4,000	152,760

4

AST GABELLI ALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Printing & Publishing (cont’d.)
Knight-Ridder, Inc.	15,000	$880,200
McClatchy Co.	3,000	195,690
McGraw-Hill Cos., Inc.	9,600	461,184
PRIMEDIA, Inc. *	30,000	122,700
Reader’s Digest Association, Inc. (The)	18,000	287,460
Tribune Co.	80,000	2,711,200
Washington Post Co. (Class “B” Stock)	1,700	1,364,250

		6,189,162

Real Estate Investment Trust
Cheung Kong Holdings Ltd. (Hong Kong)	5,000	56,463

Restaurants
Starbucks Corp. *	700	35,070
Triarc Cos., Inc. (Class “A” Stock)	820	13,776
Triarc Cos., Inc. (Class “B” Stock)	1,660	25,348

		74,194

Retail & Merchandising — 1.9%
Bed Bath & Beyond, Inc. *	1,800	72,324
Best Buy Co., Inc.	800	34,824
Big 5 Sporting Goods Corp.	5,000	119,300
Compagnie Financiere Richemont AG (Switzerland)	3,700	146,479
Costco Wholesale, Inc.	800	34,472
Gander Mountain Co. *	1,220	10,968
Home Depot, Inc.	2,700	102,978
Matsumotokiyoshi Co. Ltd. (Japan)	2,100	68,261
Neiman Marcus Group, Inc. (Class “A” Stock)	20,000	1,999,000
Office Depot, Inc. *	550	16,335
Seven and I Holdings CO Ltd (Japan)	2,400	79,493
Target Corp.	1,300	67,509
Tiffany & Co.	7,700	306,229
Wal-Mart Stores, Inc.	1,900	83,258
Walgreen Co.	3,600	156,420

		3,297,850

Semiconductors — 1.5%
Applied Materials, Inc. *	19,000	322,240
Broadcom Corp. (Class “A” Stock) *	900	42,219
Freescale Semiconductor, Inc. (Class “B” Stock)	10,000	235,800
Intel Corp.	4,200	103,530
Linear Technology Corp.	2,400	90,216
Microchip Technology, Inc.	1,600	48,192
Rohm Co. Ltd. (Japan)	600	52,061
Texas Instruments, Inc.	53,500	1,813,650

		2,707,908

Telecommunications — 8.5%
ALLTEL Corp.	1,070	69,668

	Shares	Value

COMMON STOCKS
(Continued)

Telecommunications (cont’d.)
BT Group PLC, ADR (United Kingdom)	8,000	$317,120
Cincinnati Bell, Inc. *	100,000	441,000
Cisco Systems, Inc. *	3,700	66,341
Commonwealth Telephone Enterprises, Inc. *	5,000	188,500
Corning, Inc. *	120,000	2,319,600
France Telecom SA, ADR (France)	1,000	28,750
KDDI Corp. (Japan)	16	90,204
Lucent Technologies, Inc. *	150,000	487,500
Motorola, Inc.	80,000	1,767,200
Nextel Partners, Inc. (Class “A” Stock) *	10,000	251,000
O2 PLC * (United Kingdom)	540,000	1,502,487
Panamasat Holdings Corp.	26,700	646,140
Price Communications Corp. *	31,500	518,175
Qualcomm, Inc.	2,900	129,775
Qwest Communications International, Inc. *	250,000	1,025,000
Sprint Corp.	90,000	2,140,200
Telecom Italia SPA (Italy)	15,000	48,765
Telefonica Moviles SA (Spain)	7,700	85,417
Telephone & Data Systems, Inc.	11,000	429,000
Telephone and Data Special Shares	11,000	413,050
United States Cellular Corp. *	40,200	2,147,484
Vodafone Group PLC, ADR (United Kingdom)	4,000	103,880

		15,216,256

Transportation — 0.1%
Expeditors International of Washington, Inc.	500	28,390
Laidlaw International, Inc.	600	14,502
Robinson Worldwide (C.H.), Inc.	600	38,472
United Parcel Service, Inc. (Class “B” Stock)	500	34,565

		115,929

Utilities — 6.7%
AES Corp. *	11,500	188,945
Allegheny Energy, Inc. *	75,000	2,304,000
Allete, Inc.	260	11,911
Aquila, Inc. *	79,800	316,008
CH Energy Group, Inc.	7,000	332,360
Cinergy Corp.	36,000	1,598,760
Constellation Energy Group, Inc.	23,000	1,416,800
DPL, Inc.	17,000	472,600
Duquesne Light Holdings, Inc.	27,000	464,670
El Paso Electric Co. *	34,000	708,900
Great Plains Energy, Inc.	40,000	1,196,400
Mirant Corp. *	200,000	289,000
Northeast Utilities	60,000	1,197,000
Sierra Pacific Resources *	25,000	371,250
Teco Energy, Inc.	30,000	540,600
Wisconsin Energy Corp.	14,000	558,880

		11,968,084

5

AST GABELLI ALL-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

TOTAL LONG-TERM INVESTMENTS
(cost $134,792,235)		$178,471,971

SHORT-TERM INVESTMENTS — 0.2%

Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio(j)	202,519	202,519
BlackRock Provident Institutional Funds TempFund Portfolio(j)	202,519	202,519

TOTAL SHORT-TERM INVESTMENTS (cost $405,038)		405,038

TOTAL INVESTMENTS — 100.1%
(cost $135,197,273(p))		178,877,009
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(223,865)

NET ASSETS — 100.0%		$178,653,144

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $138,469,545; accordingly, net unrealized appreciation on investments for federal income tax purposes was $40,407,464 (gross unrealized appreciation - $44,938,986; gross unrealized depreciation - $4,531,522). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

6

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.5%

COMMON STOCKS

Building & Real Estate — 0.3%
Saint Joe Co. (The)	20,300	$1,267,735

Business Services — 0.4%
China Shenhua Energy Co. Ltd. (China)	1,529,000	1,793,641

Chemicals — 3.3%
Dow Chemical Co.	63,100	2,629,377
DuPont, (E.I.) de Nemours & Co.	66,400	2,600,888
Nova Chemicals Corp. (Canada)	32,600	1,199,680
Potash Corp. of Saskatchewan, Inc. (Canada)	75,700	7,064,324

		13,494,269

Construction — 0.3%
Technip SA (France)	18,600	1,100,732

Containers & Packaging — 1.0%
Smurfit-Stone Container Corp. *	394,162	4,083,518

Diversified Metals — 3.7%
Companhia Vale Do Rio Doce, ADR (Brazil)	80,100	3,513,186
Inco Ltd. (Canada) *	175,200	8,295,720
Nucor Corp.	57,000	3,362,430

		15,171,336

Energy Services — 4.3%
Duke Energy Corp.	75,200	2,193,584
Dynegy, Inc. *	460,500	2,168,955
Edison International *	33,900	1,602,792
NRG Energy, Inc. *	86,200	3,672,120
Peabody Energy Corp.	57,900	4,883,865
W-H Energy Services, Inc. *	92,800	3,008,576

		17,529,892

Exploration & Production — 9.6%
Devon Energy Corp.	132,014	9,061,441
Dresser Rand Group, Inc.	53,500	1,317,705
Encore Acquisition Co. *	121,600	4,724,160
Murphy Oil Corp.	186,300	9,290,781
Nexen, Inc. (Canada)	28,200	1,344,012
Royal Dutch Petroleum Co. NY	204,500	13,423,380

		39,161,479

Gas Transmission & Distribution — 0.5%
NiSource, Inc. *	78,300	1,898,775

Integrated Petroleum — 13.2%
Baker Hughes, Inc.	161,100	9,614,448
BP PLC, ADR (United Kingdom)	126,000	8,927,100
ChevronTexaco Corp.	50,756	3,285,436
Eni SpA, ADR (Italy)	35,700	5,287,170
Exxon Mobil Corp.	209,200	13,292,568
Lukoil, ADR (Russia)	60,700	3,505,425
Total Fina SA, ADR (France)	74,800	10,159,336

		54,071,483

Machinery & Equipment — 6.3%
Caterpillar, Inc. *	51,800	3,043,250

	Shares	Value

COMMON STOCKS (Continued)

Machinery & Equipment (cont’d.)
Cooper Cameron Corp. *	140,800	$10,409,344
Deere & Co.	52,900	3,237,480
Grant Prideco, Inc. *	148,900	6,052,785
Terex Corp. *	65,300	3,227,779

		25,970,638

Metals — 0.5%
Metal Management, Inc.	77,500	1,964,625

Metals & Mining — 10.7%
0A0 Mechel, ADR (Russia) *	85,500	3,119,040
Alcan, Inc. (Canada)	174,600	5,540,058
Arch Coal, Inc.	109,100	7,364,250
BHP Billiton Ltd. (Australia)	491,200	8,334,630
Newmont Mining Corp.	135,326	6,383,327
Rio Tinto PLC (United Kingdom)	138,100	5,646,180
Schnitzer Steel Industries, Inc. (Class “A” Stock)	69,500	2,263,615
Teck Cominco Ltd. (Class “B”Stock) (Canada)	115,200	5,175,936

		43,827,036

Oil & Gas — 14.3%
Bill Barrett Corp. *	54,900	2,021,418
Diamond Offshore Drilling, Inc.	148,600	9,101,750
Helmerich & Payne, Inc.	24,400	1,473,516
Key Energy Services, Inc. *	84,600	1,254,618
Nabors Industries Ltd. *	48,300	3,469,389
Neste Oil Oyj Ltd. * (Finland)	43,600	1,615,514
Petroleo Brasileiro SA, ADR * (Brazil)	54,700	3,487,125
Schlumberger Ltd.	118,000	9,956,840
Statoil ASA * (Norway)	352,900	8,753,081
Transocean, Inc. (Cayman Islands) *	135,600	8,313,636
Valero Energy Corp.	29,017	3,280,662
Williams Cos., Inc.	226,700	5,678,835

		58,406,384

Paper & Forest Products — 4.9%
Bowater, Inc.	63,700	1,800,799
International Paper Co.	165,500	4,931,900
Kimberly-Clark Corp.	51,200	3,047,936
MeadWestvaco Corp.	59,500	1,643,390
Potlatch Corp.	76,000	3,961,120
Weyerhaeuser Co.	67,200	4,620,000

		20,005,145

Petroleum Exploration & Production — 17.2%
Anadarko Petroleum Corp.	34,300	3,284,225
BG Group PLC (United Kingdom)	315,100	2,990,049
BJ Services Co.	258,000	9,285,420
Burlington Resources, Inc.	105,100	8,546,732
Canadian Natural Resources Ltd. (China)	225,800	10,203,902
ConocoPhillips	151,178	10,568,854
EOG Resources, Inc.	97,200	7,280,280
FMC Technologies, Inc. *	65,900	2,775,049
Noble Corp. (Cayman Islands)	95,600	6,544,776

1

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Petroleum Exploration & Production (cont’d.)
Smith International, Inc.	225,500	$7,511,405
XTO Energy, Inc.	26,476	1,199,892

		70,190,584

Precious Metals — 1.6%
Meridian Gold, Inc. *	221,500	4,853,065
Placer Dome, Inc. (Canada)	101,300	1,737,295

		6,590,360

Railroads — 0.6%
Burlington Northern Santa Fe Corp.	38,700	2,314,260

Real Estate Investment Trust — 2.4%
AMB Property Corp.	43,500	1,953,150
Archstone-Smith Trust	41,000	1,634,670
Boston Properties, Inc.	22,900	1,623,610
Camden Property Trust	28,000	1,561,000
Duke-Weeks Realty Corp.	36,030	1,220,696
ProLogis	27,015	1,197,035
Simon Property Group, Inc.	8,200	607,784

		9,797,945

Specialty Chemicals — 0.4%
CF Industries Holdings, Inc.	117,500	1,740,175

TOTAL LONG-TERM INVESTMENTS
(cost $291,848,993)		390,380,012

Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS — 4.8%

COMMERCIAL PAPER — 1.7%
Daimlerchrysler Auto LLC
3.77%	10/12/05	$2,000	1,998,115
Yorktown (h)
3.78%	10/28/05	5,000	4,986,875

			6,984,990

	Shares

REGISTERED INVESTMENT COMPANIES — 3.1%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	12,563,290	12,563,290

TOTAL SHORT-TERM INVESTMENTS
(cost $19,548,280)		19,548,280

TOTAL INVESTMENTS— 100.3%
(cost $311,397,273(p))		409,928,292
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,178,199)

NET ASSETS — 100.0%		$408,750,093

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. At the end of the current reporting period, ; the aggregate cost of such securities was $4,986,875. The aggregate market value of $4,986,875 is approximately 1.2% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $313,058,832; accordingly, net unrealized appreciation on investments for federal income tax purposes was $96,869,460 (gross unrealized appreciation - $101,487,179; gross unrealized depreciation - $4,617,719). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2

AST ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.1%

COMMON STOCKS

Advertising — 0.1%
Getty Images, Inc. *	2,600	$223,704

Aerospace — 0.8%
Boeing Co. *	26,500	1,800,675

Broadcasting — 1.8%
Scripps, (E.W.) Co. (Class “A” Stock)	70,600	3,527,882
XM Satellite Radio Holdings, Inc. (Class “A” Stock)	12,100	434,511

		3,962,393

Building & Real Estate — 1.0%
Pulte Homes, Inc.	48,800	2,094,496

Computer Hardware — 9.2%
Apple Computer, Inc. *	193,400	10,368,174
Dell, Inc. *	202,600	6,928,920
Network Appliance, Inc. *	106,900	2,537,806

		19,834,900

Computer Services & Software — 2.7%
Electronic Arts, Inc. *	71,900	4,090,391
NAVTEQ Corp. *	33,000	1,648,350

		5,738,741

Conglomerates — 0.1%
Textron, Inc.	2,300	164,956

Consumer Products & Services — 3.6%
Procter & Gamble Co.	131,500	7,818,990

Distribution/Wholesale — 0.2%
Fastenal Co.	6,900	421,521

Electronic Components & Equipment — 2.7%
General Electric Co.	173,200	5,831,644

Entertainment & Leisure — 1.4%
Carnival Corp.	60,200	3,008,796

Finance Services — 8.3%
Franklin Resources, Inc.	42,400	3,559,904
Goldman Sachs Group, Inc.	36,900	4,486,302
Legg Mason, Inc.	40,600	4,453,414
Merrill Lynch & Co., Inc.	51,200	3,141,120
Schwab, (Charles) Corp.	149,400	2,155,842

		17,796,582

Financial - Bank & Trust — 1.0%
Northern Trust Corp.	42,700	2,158,485

Food — 0.3%
Whole Foods Market, Inc.	5,500	739,475

Healthcare Services — 3.2%
Caremark Rx, Inc. *	37,700	1,882,361
UnitedHealth Group, Inc.	87,600	4,923,120

		6,805,481

	Shares	Value

COMMON STOCKS
(Continued)

Hotels & Motels — 0.3%
Hilton Hotels Corp.	26,700	$595,944

Insurance — 7.0%
ACE Ltd.	67,900	3,196,053
AFLAC, Inc.	55,900	2,532,270
American International Group, Inc.	77,200	4,783,312
WellPoint, Inc. *	60,000	4,549,200

		15,060,835

Internet Services — 15.9%
eBay, Inc. *	158,700	6,538,440
Google, Inc. (Class “A” Stock) *	33,100	10,474,826
Juniper Networks, Inc. *	294,800	7,013,292
Yahoo!, Inc. *	296,500	10,033,560

		34,060,118

Medical Supplies & Equipment — 8.7%
Affymetrix, Inc. *	12,100	559,383
Alcon, Inc. (Switzerland)	47,800	6,112,664
Amgen, Inc. *	47,500	3,784,325
St. Jude Medical, Inc. *	120,300	5,630,040
Zimmer Holdings, Inc. *	38,100	2,624,709

		18,711,121

Oil & Gas — 5.1%
Halliburton Co.	83,200	5,700,864
Nabors Industries Ltd. *	71,900	5,164,577

		10,865,441

Pharmaceuticals — 6.9%
Genentech, Inc. *	84,100	7,082,061
Gilead Sciences, Inc. *	67,000	3,266,920
Teva Pharmaceutical Industries Ltd., ADR (Isreal)	130,300	4,354,626

		14,703,607

Retail & Merchandising — 3.6%
Lowe’s Cos., Inc.	49,700	3,200,680
Target Corp.	78,500	4,076,505
Walgreen Co.	10,200	443,190

		7,720,375

Semiconductors — 8.9%
Broadcom Corp. (Class “A” Stock) *	166,700	7,819,897
KLA-Tencor Corp. *	21,500	1,048,340
Marvell Technology Group Ltd. *	172,800	7,967,808
Texas Instruments, Inc.	70,000	2,373,000

		19,209,045

Telecommunications — 7.3%
Corning, Inc. *	269,800	5,215,234
Qualcomm, Inc.	233,000	10,426,750

		15,641,984

TOTAL
(cost $173,966,904)		214,969,309

1

AST ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 0.1%
REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)	32,097	$32,097
BlackRock Provident Institutional Funds TempFund Portfolio (j)	32,097	32,097

TOTAL SHORT-TERM INVESTMENTS
(cost $64,194)		64,194

TOTAL INVESTMENTS — 100.2%
(cost $174,031,098(p))		215,033,503
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(339,933)

NET ASSETS — 100.0%		$214,693,570

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $174,650,455; accordingly, net unrealized appreciation on investments for federal income tax purposes was $40,383,048 (gross unrealized appreciation - $42,002,926; gross unrealized depreciation - $1,619,878). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.9%

COMMON STOCKS

Aerospace — 1.9%
Northrop Grumman Corp.	53,330	$2,898,486
United Technologies Corp.	146,460	7,592,486

		10,490,972

Beverages — 2.3%
Coca-Cola Co.	62,890	2,716,219
PepsiCo, Inc.	148,220	8,405,556
Pernod Ricard SA (France)	8,000	1,412,415

		12,534,190

Broadcasting — 0.3%
Grupo Televisa SA, ADR (Brazil)	22,580	1,619,212

Business Services — 0.3%
Accenture Ltd. (Class “A” Stock) *	64,100	1,631,986

Chemicals — 1.5%
Praxair, Inc. *	165,020	7,909,409

Clothing & Apparel — 0.9%
NIKE, Inc. (Class “B” Stock)	60,050	4,904,884

Commercial Banks — 1.0%
UBS AG (Switzerland)	63,417	5,388,645

Commercial Services — 1.1%
Apollo Group, Inc. (Class “A” Stock) *	89,700	5,955,183

Computer Hardware — 2.9%
Apple Computer, Inc. *	142,620	7,645,858
Dell, Inc. *	191,020	6,532,884
International Business Machines Corp.	20,580	1,650,928

		15,829,670

Computer Services & Software — 3.3%
Cerner Corp. *	7,590	659,798
EMC Corp. *	725,370	9,386,288
Symantec Corp. *	357,780	8,107,295

		18,153,381

Computers — 0.9%
Sandisk Corp.	96,700	4,665,775

Conglomerates — 4.9%
3M Co.	48,870	3,585,103
Danaher Corp.	20,600	1,108,898
General Electric Co.	485,740	16,354,866
Tyco International Ltd.	206,730	5,757,431

		26,806,298

Consumer Products & Services — 3.7%
Colgate-Palmolive Co.	155,020	8,183,506
Gillette Co.	49,280	2,868,096
LVMH Moet Hennessy Louis Vuitton SA (France)	14,510	1,196,306
Procter & Gamble Co.	97,170	5,777,728

	Shares	Value

COMMON STOCKS (Continued)

Consumer Products & Services (cont’d.)
Reckitt Benckiser PLC (United Kingdom)	76,140	$2,319,278

		20,344,914

Electronic Components & Equipment — 0.8%
Harman International Industries, Inc.	42,560	4,352,611

Entertainment & Leisure — 1.7%
Carnival Corp.	111,050	5,550,279
Harley-Davidson, Inc.	42,190	2,043,684
Hilton Group PLC * (United Kingdom)	337,500	1,872,156

		9,466,119

Farming & Agriculture — 0.2%
Monsanto Co.	13,520	848,380

Finance Services — 5.6%
American Express Co.	56,909	3,268,853
Chicago Mercantile Exchange Holding, Inc.	14,900	5,025,770
Countrywide Financial Corp.	55,880	1,842,922
Goldman Sachs Group, Inc.	43,840	5,330,067
Lehman Brothers Holdings, Inc.	12,000	1,397,760
Merrill Lynch & Co., Inc.	22,800	1,398,780
SLM Corp.	228,590	12,261,568

		30,525,720

Food — 2.2%
Cadbury Schweppes PLC (United Kingdom)	189,200	1,908,819
Kellogg Co.	160,780	7,416,781
Nestle SA (Switzerland)	8,602	2,518,372

		11,843,972

Healthcare Services — 1.2%
Caremark Rx, Inc. *	48,910	2,442,076
UnitedHealth Group, Inc.	73,300	4,119,460

		6,561,536

Insurance — 2.9%
American International Group, Inc.	127,120	7,876,355
WellPoint, Inc. *	101,300	7,680,566

		15,556,921

Internet Services — 2.2%
eBay, Inc. *	20,310	836,772
Google, Inc. (Class “A” Stock) *	20,780	6,576,039
Yahoo!, Inc. *	138,510	4,687,178

		12,099,989

Medical Supplies & Equipment — 8.9%
Abbott Laboratories	94,880	4,022,912
Alcon, Inc. (Switzerland)	24,000	3,069,120
Amgen, Inc. *	119,530	9,522,955
DENTSPLY International, Inc.	26,000	1,404,520
Fisher Scientific International, Inc. *	94,890	5,887,925
Genzyme Corp. *	85,780	6,145,279

1

AST MFS GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Medical Supplies & Equipment (cont’d.)
Medtronic, Inc.	147,690	$7,919,138
St. Jude Medical, Inc. *	118,530	5,547,204
Varian Medical Systems, Inc. *	34,540	1,364,675
Zimmer Holdings, Inc. *	50,580	3,484,456

		48,368,184

Oil & Gas — 4.1%
Amerada Hess Corp.	32,880	4,521,000
ConocoPhillips	28,400	1,985,444
EOG Resources, Inc.	35,520	2,660,448
GlobalSantaFe Corp.	42,110	1,921,058
Halliburton Co.	121,330	8,313,532
Noble Corp. (Cayman Islands)	38,700	2,649,402

		22,050,884

Pharmaceuticals — 12.8%
Cardinal Health, Inc.	74,600	4,732,624
Genentech, Inc. *	16,900	1,423,149
Gilead Sciences, Inc. *	225,850	11,012,446
Johnson & Johnson	275,268	17,418,959
Lilly, (Eli) & Co.	138,640	7,420,013
Roche Holding AG (Switzerland)	58,640	8,144,507
Sanofi-Aventis (France)	28,180	2,328,436
Teva Pharmaceutical Industries Ltd., ADR (Isreal)	212,310	7,095,400
Wyeth	222,910	10,314,046

		69,889,580

Printing & Publishing — 0.2%
McGraw-Hill Cos., Inc.	17,250	828,690

Railroads — 0.1%
Norfolk Southern Corp.	12,100	490,776

Retail — 0.5%
Staples, Inc.	129,000	2,750,280

Retail & Merchandising — 6.4%
CVS Corp.	246,860	7,161,408
Kohl’s Corp. *	94,020	4,717,924
Lowe’s Cos., Inc.	93,850	6,043,940
PETsMART, Inc.	96,710	2,106,344
Target Corp.	113,340	5,885,746
Wal-Mart Stores, Inc.	173,510	7,603,208
Walgreen Co.	32,600	1,416,470

		34,935,040

Semiconductors — 3.4%
Analog Devices, Inc.	37,110	1,378,265
Applied Materials, Inc. *	64,200	1,088,832
Intel Corp.	244,670	6,031,115
Marvell Technology Group Ltd. *	12,170	561,159
Texas Instruments, Inc.	136,190	4,616,841
Xilinx, Inc.	166,110	4,626,164

		18,302,376

Software — 6.7%
Adobe Systems, Inc.	143,100	4,271,535
Electronic Arts, Inc. *	117,760	6,699,366

	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)
Microsoft Corp.	606,270	$15,599,327
NAVTEQ Corp. *	22,100	1,103,895
Oracle Corp. *	697,020	8,636,078

		36,310,201

Telecommunications — 9.9%
Amdocs Ltd. *	250,110	6,935,550
America Movil SA de CV (Class “L” Stock), ADR (Mexico)	298,460	7,855,467
Cisco Systems, Inc. *	694,660	12,455,254
Corning, Inc. *	282,570	5,462,078
Motorola, Inc.	92,100	2,034,489
Nokia Corp. (Class “A” Stock), ADR * (Norway)	66,200	1,119,442
Nokia OYJ * (Finland)	52,640	881,920
Qualcomm, Inc.	321,360	14,380,860
Sprint Corp.	103,860	2,469,791

		53,594,851

Transportation — 1.0%
FedEx Corp.	65,180	5,679,133

Utilities — 0.1%
AES Corp. *	36,600	601,338

TOTAL LONG-TERM INVESTMENTS
(cost $492,949,182)		521,291,100

Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS — 4.9%

COMMERCIAL PAPER — 4.9%
Cargill, Inc. (cost $4,992,000; purchased 09/01/05-09/30/05)(g)(h)
3.85%	10/03/05	4,992	$4,992,000
Citigroup Funding Inc.
3.86%	10/03/05	21,797	21,797,000

Total Commercial Paper
(cost $26,789,000)			26,789,000

	Shares

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)	27,189	$27,189
BlackRock Provident Institutional Funds TempFund Portfolio (j)	27,188	27,188

Total Registered Investment Companies (cost $54,377)		54,377

TOTAL SHORT-TERM INVESTMENTS
(cost $26,843,377)		26,843,377

TOTAL INVESTMENTS — 100.8%
(cost $519,792,559(p))		548,134,477
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(4,282,741)

NET ASSETS — 100.0%		$543,851,736

The following abbreviations are used in portfolio descriptions:

2

AST MFS GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

ADR	American Depositary Receipt

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not witha view to public distribtuion (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $4,992,000. The aggregate market value of $4,992,000 is approximately 0.9% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $532,673,532; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,460,945 (gross unrealized appreciation - $24,721,594; gross unrealized depreciation - $9,260,649). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

3

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.1%

COMMON STOCKS

Aerospace — 3.1%
General Dynamics Corp.	495,388	$59,223,635
Lockheed Martin Corp.	575,100	35,104,104

		94,327,739

Beverages — 0.6%
PepsiCo, Inc.	301,496	17,097,838

Biotechnology — 2.7%
Amgen, Inc. *	1,014,998	80,864,891

Computer Hardware — 1.0%
Apple Computer, Inc. *	585,305	31,378,201

Construction — 3.8%
KB Home	398,180	29,146,776
Lennar Corp. (Class “A” Stock)	661,424	39,526,698
MDC Holdings, Inc.	369,983	29,187,959
Toll Brothers, Inc. *	372,360	16,633,321

		114,494,754

Consumer Products & Services — 5.1%
Johnson & Johnson	881,204	55,762,589
Procter & Gamble Co.	1,620,419	96,350,114

		152,112,703

Electronic Components & Equipment — 3.6%
General Electric Co.	2,640,145	88,893,682
Harman International Industries, Inc.	176,901	18,091,665

		106,985,347

Entertainment & Leisure — 1.8%
Wynn Resorts Ltd. *	1,185,639	53,531,601

Finance Services — 9.3%
Chicago Mercantile Exchange Holding, Inc.	202,675	68,362,278
Countrywide Financial Corp.	1,830,988	60,385,984
Goldman Sachs Group, Inc.	101,322	12,318,729
Lehman Brothers Holdings, Inc.	374,958	43,675,108
SLM Corp.	1,727,799	92,679,138

		277,421,237

Financial - Bank & Trust — 2.4%
UBS AG, ADR (Switzerland)	736,175	62,942,963
UCBH Holdings, Inc.	520,882	9,542,558

		72,485,521

Healthcare Services — 8.4%
Quest Diagnostics, Inc.	608,080	30,732,363
UnitedHealth Group, Inc.	3,911,972	219,852,826

		250,585,189

Hotels & Motels — 3.2%
Four Seasons Hotels, Inc. (Canada)	545,714	31,323,983
MGM Mirage, Inc. *	1,462,997	64,035,379

		95,359,362

	Shares	Value

COMMON STOCKS
(Continued)

Insurance — 1.0%
Progressive Corp.	281,995	$29,544,616

Internet Services — 2.6%
Google, Inc. (Class “A” Stock) *	249,268	78,883,351

Machinery & Equipment — 3.5%
Caterpillar, Inc. *	1,797,680	105,613,700

Medical Supplies & Equipment — 5.1%
Genzyme Corp. *	621,792	44,545,179
Medtronic, Inc.	916,917	49,165,090
Zimmer Holdings, Inc. *	861,471	59,346,737

		153,057,006

Metals & Mining — 0.4%
Peabody Energy Corp.	154,917	13,067,249

Oil & Gas — 5.6%
Canadian Natural Resources Ltd.	646,080	29,196,355
Exxon Mobil Corp.	1,472,752	93,578,662
Halliburton Co.	648,168	44,412,472

		167,187,489

Pharmaceuticals — 7.0%
Amylin Pharmaceuticals, Inc. *	521,573	18,145,525
Genentech, Inc. *	2,262,011	190,483,946

		208,629,471

Railroads — 2.2%
Burlington Northern Santa Fe Corp.	726,766	43,460,607
Union Pacific Corp.	326,537	23,412,703

		66,873,310

Real Estate Investment Trust — 0.7%
Saint Joe Co. (The)	323,568	20,206,822

Restaurants — 3.2%
Starbucks Corp. *	636,218	31,874,522
Yum! Brands, Inc.	1,319,663	63,884,886

		95,759,408

Retail & Merchandising — 7.8%
CVS Corp.	1,140,051	33,072,880
Lowe’s Cos., Inc.	1,883,548	121,300,491
Target Corp.	1,077,382	55,948,447
Walgreen Co.	532,627	23,142,643

		233,464,461

Telecommunications — 5.2%
Motorola, Inc.	3,563,100	78,708,879
Qualcomm, Inc.	1,758,759	78,704,465

		157,413,344

Transportation — 3.2%
FedEx Corp.	1,090,020	94,973,443

Utilities — 1.6%
TXU Corp.	425,782	48,062,272

TOTAL LONG-TERM INVESTMENTS
(cost $2,170,333,607)		2,819,380,325

1

AST MARSICO CAPITAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 8.6%

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)	128,090,614	$128,090,614
BlackRock Provident Institutional Funds TempFund Portfolio (j)	128,090,613	128,090,613

TOTAL SHORT-TERM INVESTMENTS
(cost $256,181,227)		256,181,227

TOTAL INVESTMENTS — 102.7%
(cost $2,426,514,834) (p)		3,075,561,552
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(80,048,136)

NET ASSETS — 100.0%		$2,995,513,416

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $2,429,342,406; accordingly, net unrealized appreciation on investments for federal income tax purposes was $646,219,146 (gross unrealized appreciation - $658,192,438; gross unrealized depreciation - $11,973,292). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

*	Non-income producing security.

2

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.7%

COMMON STOCKS

Beverages — 4.0%
PepsiCo, Inc.	548,100	$31,082,751

Broadcast & Cable/Satellite TV — 6.9%
Clear Channel Communications, Inc.	381,120	12,535,037
Univision Communications, Inc. (Class “A” Stock) *	1,238,290	32,851,833
Westwood One, Inc. *	424,200	8,437,338

		53,824,208

Commercial Services — 7.0%
McGraw-Hill Cos., Inc.	866,424	41,623,009
Moody’s Corp.	247,196	12,626,772

		54,249,781

Computer Hardware — 2.5%
Dell, Inc. *	566,000	19,357,200

Computer Services — 5.3%
First Data Corp.	1,023,800	40,952,000

Computer Software — 6.5%
Electronic Arts, Inc. *	196,970	11,205,623
Microsoft Corp.	1,534,544	39,483,817

		50,689,440

Drugs & Medicine — 0.2%
Pfizer, Inc.	59,400	1,483,218

Electrical Equipment — 0.2%
General Electric Co.	55,200	1,858,584

Financials — 10.3%
Fannie Mae	155,586	6,973,365
Freddie Mac	825,757	46,622,240
Schwab, (Charles) Corp.	1,812,700	26,157,261

		79,752,866

Food — 1.8%
Wrigley, (Wm., Jr.) Co. *	191,756	13,783,421

Gaming/Lodging — 11.1%
Carnival Corp.	297,050	14,846,559
Cendant Corp.	1,651,915	34,095,525
Harrah’s Entertainment, Inc.	448,099	29,211,574
Starwood Hotels & Resorts Worldwide, Inc.	133,593	7,637,512

		85,791,170

Internet & Online — 2.0%
Google, Inc. (Class “A” Stock) *	36,650	11,598,259
Yahoo!, Inc. *	114,240	3,865,882

		15,464,141

Medical Equipment — 2.3%
Stryker Corp.	359,770	17,783,431

Medical Supplies & Equipment — 1.5%
Medtronic, Inc.	214,560	11,504,707

	Shares	Value

COMMON STOCKS (Continued)

Movies & Entertainment — 7.1%
Time Warner, Inc. *	865,734	$15,678,443
Viacom, Inc. (Class “B” Stock)	1,181,180	38,990,752

		54,669,195

Networking/Telecom Equipment — 2.3%
Cisco Systems, Inc. *	1,010,900	18,125,437

Oil & Gas — 1.0%
Suncor Energy, Inc.	123,000	7,445,190

Oil Well Services & Equipment — 4.5%
Schlumberger Ltd.	413,380	34,881,004

Pharmacy Benefit Manager — 6.3%
Caremark Rx, Inc. *	679,525	33,928,683
Medco Health Solutions, Inc. *	274,330	15,041,514

		48,970,197

Retailing — 5.1%
Lowe’s Cos., Inc.	322,800	20,788,320
Wal-Mart Stores, Inc.	434,540	19,041,543

		39,829,863

Semiconductors/Semi Capital Equipment — 8.2%
Intel Corp.	62,100	1,530,765
Linear Technology Corp.	387,340	14,560,111
Qualcomm, Inc.	1,061,880	47,519,130

		63,610,006

Telecommunications — 3.6%
American Tower Corp. (Class “A” Stock)	497,060	12,401,647
Crown Castle International Corp. *	636,940	15,687,832

		28,089,479

TOTAL INVESTMENTS — 99.7% (cost $693,434,100(p))		773,197,289
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		2,035,884

NET ASSETS — 100.0%		$775,233,173

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $705,505,885; accordingly, net unrealized appreciation on investments for federal income tax purposes was $67,691,404 (gross unrealized appreciation - $117,745,336; gross unrealized depreciation - $50,053,932). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

1

AST DEAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.1%

COMMON STOCKS

Aerospace — 2.4%
General Dynamics Corp.	10,200	$1,219,410
Raytheon Co.	70,200	2,669,004

		3,888,414

Apparel/Shoes — 0.1%
Polo Ralph Lauren Corp.	4,800	241,440

Automotive Parts — 0.6%
TRW Automotive Holdings Corp. *	35,600	1,044,504

Beverages — 0.1%
PepsiAmericas, Inc.	4,900	111,377

Broadcasting — 0.3%
News Corp., Inc. (Class “A” Stock)	34,700	540,973

Building Materials — 0.4%
Vulcan Materials Co.	9,300	690,153

Cable Television — 1.7%
Comcast Corp. (Class “A” Stock)	92,200	2,708,836

Chemicals — 1.6%
Air Products & Chemicals, Inc.	44,700	2,464,758
Eastman Chemical Co.	1,400	65,758

		2,530,516

Computer Hardware — 2.0%
Hewlett-Packard Co.	114,100	3,331,720

Computer Services & Software — 1.1%
Computer Sciences Corp. *	37,800	1,788,318

Conglomerates — 2.0%
Altria Group, Inc.	27,600	2,034,396
Cendant Corp.	57,500	1,186,800

		3,221,196

Construction — 0.3%
Lafarge North America, Inc.	6,500	439,465

Consumer Products & Services — 2.8%
Black & Decker Corp.	23,500	1,929,115
Hasbro, Inc.	33,100	650,415
Loews Corp. - Carolina Group	48,500	1,922,055
Newell Rubbermaid, Inc.	4,000	90,600

		4,592,185

Electronic Components & Equipment — 1.7%
General Electric Co.	83,600	2,814,812

Entertainment & Leisure — 1.6%
Disney, (Walt) Co.	105,200	2,538,476

Farming & Agriculture — 1.1%
Monsanto Co.	27,700	1,738,175

Finance Services — 12.7%
Bear Stearns Cos., Inc.	10,100	1,108,475
Capital One Financial Corp.	24,100	1,916,432

	Shares	Value

COMMON STOCKS
(Continued)

Finance Services (cont’d.)
CIT Group, Inc.	50,600	$2,286,108
Citigroup, Inc.	81,875	3,726,950
Countrywide Financial Corp.	9,100	300,118
Freddie Mac	38,400	2,168,064
Genworth Financial, Inc. (Class “A” Stock)	70,200	2,263,248
IndyMac Bancorp, Inc.	24,900	985,542
J.P. Morgan Chase & Co.	31,684	1,075,038
KeyCorp	14,600	470,850
Lehman Brothers Holdings, Inc.	24,900	2,900,352
Providian Financial Corp. *	85,300	1,508,104

		20,709,281

Financial - Bank & Trust — 9.9%
Bank of America Corp.	126,600	5,329,860
Golden West Financial Corp.	43,800	2,601,282
SunTrust Banks, Inc.	10,500	729,225
U.S. Bancorp	62,800	1,763,424
Wachovia Corp.	55,900	2,660,281
Wells Fargo & Co.	50,900	2,981,213

		16,065,285

Food — 3.2%
Archer-Daniels-Midland Co.	120,800	2,978,928
Kroger Co. (The) *	30,900	636,231
Safeway, Inc. *	64,200	1,643,520

		5,258,679

Healthcare Services — 0.5%
Triad Hospitals, Inc. *	17,800	805,806

Insurance — 5.7%
Alleghany Corp. *	1,028	314,568
Allstate Corp. (The)	3,700	204,573
American Financial Group, Inc.	32,700	1,109,511
American International Group, Inc.	8,400	520,464
Berkley, (W.R.) Corp.	76,325	3,013,311
Commerce Group, Inc.	8,300	481,566
Conseco, Inc.	8,300	175,213
Loews Corp. *	11,300	1,044,233
MetLife, Inc.	42,000	2,092,860
Protective Life Corp.	6,300	259,434

		9,215,733

Medical Supplies & Equipment — 1.6%
AmerisourceBergen Corp.	26,800	2,071,640
Hillenbrand Indutries, Inc.	6,400	301,120
Invitrogen Corp. *	2,900	218,167

		2,590,927

Metals & Mining — 1.6%
Nucor Corp.	10,400	613,496
Phelps Dodge Corp.	15,400	2,000,922

		2,614,418

Oil & Gas — 15.5%
Apache Corp.	12,900	970,338
Burlington Resources, Inc.	37,100	3,016,972

1

AST DEAM LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas (cont’d.)
ChevronTexaco Corp.	16,300	$1,055,099
ConocoPhillips	67,200	4,697,952
Constellation Energy Group, Inc.	6,700	412,720
Devon Energy Corp.	45,100	3,095,664
Exxon Mobil Corp.	139,400	8,857,476
Marathon Oil Corp.	33,900	2,336,727
Occidental Petroleum Corp.	8,800	751,784

		25,194,732

Paper & Forest Products — 0.2%
Rayonier, Inc.	6,700	386,054

Pharmaceuticals — 4.8%
Hospira, Inc.	29,700	1,216,809
McKesson Corp.	40,000	1,898,000
Merck & Co., Inc.	45,700	1,243,497
Pfizer, Inc.	116,000	2,896,520
Watson Pharmaceuticals, Inc. *	15,700	574,777

		7,829,603

Real Estate Investment Trust — 2.5%
Apartment Investment & Management Co. (Class “A” Stock)	9,800	380,044
Boston Properties, Inc.	7,100	503,390
Camden Property Trust	4,100	228,575
Equity Office Properties Trust	18,400	601,864
Equity Residential Properties Trust	17,900	677,515
Kimco Realty Corp.	8,400	263,928
Pan Pacific Retail Properties, Inc.	1,900	125,210
Public Storage, Inc.	5,400	361,800
Simon Property Group, Inc.	5,500	407,660
Vornado Realty Trust	6,400	554,368

		4,104,354

Restaurants — 0.2%
McDonald’s Corp.	8,700	291,363

Retail & Merchandising — 2.1%
Barnes & Noble, Inc. *	40,400	1,523,080
Circuit City Stores, Inc.	19,700	338,052
Federated Department Stores, Inc.	22,400	1,497,888

		3,359,020

Semiconductors — 1.8%
Advanced Mirco Devices, Inc. *	20,000	504,000
Freescale Semiconductor, Inc. (Class “B” Stock)	52,500	1,237,950
Micron Technology, Inc.	92,200	1,226,260

		2,968,210

Software — 0.4%
BMC Software, Inc. *	31,600	666,760

Telecommunications — 4.9%
ALLTEL Corp.	42,200	2,747,642
Citizens Communications Co.	18,100	245,255
NTL, Inc.	19,900	1,329,320

	Shares	Value

COMMON STOCKS (Continued)

Telecommunications (cont’d.)
SBC Communications, Inc.	7,000	$167,790
Telewest Global, Inc. *	64,700	1,484,865
Verizon Communications, Inc.	60,000	1,961,400

		7,936,272

Transportation — 2.5%
Overseas Shipholding Group, Inc.	31,300	1,825,729
Ryder System, Inc.	65,600	2,244,832

		4,070,561

Utilities — 6.2%
Allegheny Energy, Inc. *	17,200	528,384
Duke Energy Corp.	94,700	2,762,399
Edison International *	51,800	2,449,104
Exelon Corp.	71,600	3,826,304
PPL Corp.	14,400	465,552

		10,031,743

Total Common Stocks (cost $145,701,215)		156,319,361

	Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)

CORPORATE OBLIGATION

Retail & Merchandising
Ames Department Stores, Inc., Sr. Notes(g)(i)
(cost $13,156)	10.00%	04/15/06	NR	$40	4

TOTAL LONG-TERM INVESTMENTS (cost $145,714,371)					156,319,365

SHORT-TERM INVESTMENT — 0.4%

U.S. TREASURY BILL
U.S. Treasury Bill (cost $758,836)
	3.27%	10/20/05(k)(n)		760	758,836

TOTAL INVESTMENTS — 96.5%
(cost $146,473,197(p))					157,078,201
OTHER ASSETS IN EXCESS OF LIABILITIES(u) — 3.5%					5,625,389

NET ASSETS — 100.0%					$162,703,590

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities or a portion thereof with an aggregate market value of $758,836 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005:

2

AST DEAM LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Fund’s investments was $146,785,719; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,292,482 (gross unrealized appreciation - $14,654,472; gross unrealized depreciation - $4,361,990). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Other assets in excess of liabilities includes unrealized depreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Depreciaton

Long Position:
	20 S&P 500	Dec 05	$6,185,663	$6,171,500	$(14,163)

3

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.9%

COMMON STOCKS

Aerospace & Defense — 4.3%
Lockheed Martin Corp.	303,200	$18,507,328
Raytheon Co.	333,900	12,694,878

		31,202,206

Auto Components — 2.1%
Delphi Corp.	757,400	2,090,424
Lear Corp.	190,400	6,467,888
Magna International, Inc.
(Class “A” Stock)	87,800	6,572,708

		15,131,020

Commercial Banks — 2.3%
KeyCorp	214,700	6,924,075
UnionBanCal Corp.	138,200	9,635,304

		16,559,379

Commercial Services & Supplies — 4.1%
Cendant Corp.	750,600	15,492,384
PHH Corp. *	26,400	724,944
Waste Management, Inc.	452,200	12,937,442

		29,154,770

Consumer Finance — 1.4%
MBNA Corp.	409,300	10,085,152

Diversified Financial Services — 3.4%
CIT Group, Inc.	161,000	7,273,980
Principal Financial Group, Inc.	356,200	16,873,194

		24,147,174

Electric Utilities — 7.9%
Entergy Corp.	142,600	10,598,032
FirstEnergy Corp.	371,300	19,352,156
FPL Group, Inc.	563,000	26,798,800

		56,748,988

Food & Staples Retailing — 3.2%
Albertson’s, Inc.	893,400	22,915,710

Food Products — 4.3%
Kraft Foods, Inc.
(Class “A” Stock)	283,600	8,675,324
Sara Lee Corp.	348,500	6,604,075
Unilever PLC, ADR (United Kingdom)	376,700	15,904,274

		31,183,673

Healthcare Providers & Services — 2.9%
HCA, Inc.	147,100	7,049,032
Tenet Healthcare Corp. *	1,227,400	13,783,702

		20,832,734

Hotels, Restaurants & Leisure — 3.1%
Harrah’s Entertainment, Inc.	191,860	12,507,353

	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	205,300	$9,938,573

		22,445,926

Household Durables — 4.5%
Lennar Corp. (Class “A” Stock)	547,100	32,694,696

Industrial Conglomerates — 3.0%
Tyco International Ltd.	779,600	21,711,860

Insurance — 14.8%
Allmerica Financial Corp. *	225,200	9,264,728
Genworth Financial, Inc. (Class “A” Stock)	381,600	12,302,784
MetLife, Inc.	499,100	24,870,153
St. Paul Travelers Cos., Inc. (The)	727,800	32,656,386
UnumProvident Corp.	1,346,500	27,603,250

		106,697,301

IT Services — 5.0%
Electronic Data Systems Corp.	1,607,500	36,072,300

Leisure Equipment & Products — 1.3%
Eastman Kodak Co.	395,600	9,624,948

Machinery — 1.6%
SPX Corp.	253,600	11,652,920

Metals & Mining — 2.5%
Alcoa, Inc.	735,700	17,965,794

Multi-Utilities — 0.7%
Alliant Energy Corp.	183,600	5,348,268

Oil, Gas and Consumable Fuels — 2.3%
Ashland, Inc.	139,600	7,711,504
Tesoro Corp. *	128,700	8,653,788

		16,365,292

Paper & Forest Products — 1.3%
Weyerhaeuser Co.	132,900	9,136,875

Real Estate Investment Trust — 3.8%
Apartment Investment & Management Co. (Class “A” Stock)	235,900	9,148,202
New Century Financial Corp.	288,200	10,453,014
Plum Creek Timber Co., Inc.	195,600	7,415,196

		27,016,412

Road & Rail — 1.1%
Union Pacific Corp.	110,100	7,894,170

Software — 7.4%
BMC Software, Inc. *	853,900	18,017,290

1

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)
Computer Associates International, Inc.	1,280,900	$35,621,829

		53,639,119

Textiles, Apparel & Luxury Goods — 1.2%
Jones Apparel Group, Inc.	315,100	8,980,350

Thrifts & Mortgage Finance — 3.8%
Freddie Mac	359,800	20,314,308
Washington Mutual, Inc.	171,800	6,737,996

		27,052,304

Tobacco — 3.6%
Altria Group, Inc.	347,600	25,621,596

TOTAL INVESTMENTS — 96.9%
(cost $635,818,404)(p)		697,880,937
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%		22,399,280

NET ASSETS — 100.0%		$720,280,217

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $635,825,811; accordingly, net unrealized appreciation on investments for federal income tax purposes was $62,055,126 (gross unrealized appreciation - $88,093,510; gross unrealized depreciation - $26,038,384). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.2%

COMMON STOCKS

Advertising — 0.7%
Getty Images, Inc. *	2,300	$197,892
Interpublic Group of Cos., Inc. (The) *	28,900	336,396

		534,288

Aerospace — 1.2%
Boeing Co. *	13,700	930,915

Automotive Parts — 0.4%
Magna International, Inc. (Class “A” Stock)	4,400	329,384

Beverages — 0.7%
PepsiCo, Inc.	9,600	544,416

Broadcasting — 1.1%
Scripps, (E.W.) Co. (Class “A” Stock)	16,800	839,496

Cable Television — 0.7%
Comcast Corp. (Special Class “A” Stock) *	19,100	549,698

Clothing & Apparel — 0.4%
Jones Apparel Group, Inc.	10,200	290,700

Computer Hardware — 6.4%
Apple Computer, Inc. *	28,600	1,533,246
Dell, Inc. *	42,100	1,439,820
Hewlett-Packard Co.	52,750	1,540,300
Network Appliance, Inc. *	13,400	318,116

		4,831,482

Computer Services & Software — 3.6%
Electronic Arts, Inc. *	19,900	1,132,111
Electronic Data Systems Corp.	18,700	419,628
Microsoft Corp.	43,700	1,124,401
Nortel Networks Corp. *	7,700	25,102

		2,701,242

Conglomerates — 1.9%
Altria Group, Inc.	11,950	880,835
Textron, Inc.	7,400	530,728

		1,411,563

Consumer Products & Services — 2.8%
Clorox Co.	1,850	102,749
Kimberly-Clark Corp.	4,425	263,420
Procter & Gamble Co.	30,100	1,789,746

		2,155,915

Containers & Packaging — 0.4%
Smurfit-Stone Container Corp. *	25,600	265,216

Electronic Components & Equipment — 4.7%
Flextronics International Ltd. *	35,800	460,030
General Electric Co.	82,700	2,784,509
Solectron Corp. *	87,697	342,895

		3,587,434

	Shares	Value

COMMON STOCKS (Continued)

Entertainment & Leisure — 1.7%
Carnival Corp.	14,100	$704,718
Time Warner, Inc. *	34,400	622,984

		1,327,702

Finance Services — 8.6%
Citigroup, Inc.	36,700	1,670,584
Fannie Mae	18,400	824,688
Franklin Resources, Inc.	5,700	478,572
Freddie Mac	11,500	649,290
Goldman Sachs Group, Inc.	7,000	851,060
J.P. Morgan Chase & Co.	19,200	651,456
Lehman Brothers Holdings, Inc.	5,000	582,400
Merrill Lynch & Co., Inc.	13,000	797,550

		6,505,600

Financial - Bank & Trust — 3.5%
Bank of America Corp.	24,794	1,043,827
National City Corp.	12,600	421,344
Northern Trust Corp.	3,900	197,145
SunTrust Banks, Inc.	4,800	333,360
Wachovia Corp.	14,650	697,194

		2,692,870

Financial - Consumer — 0.3%
Legg Mason, Inc.	2,200	241,318

Food — 2.1%
Safeway, Inc. *	28,275	723,840
Unilever NV (Netherlands)	6,000	428,700
Whole Foods Market, Inc.	3,200	430,240

		1,582,780

Healthcare Services — 3.9%
Caremark Rx, Inc. *	4,400	219,692
HCA, Inc.	14,600	699,632
Medco Health Solutions, Inc. *	16,300	893,729
UnitedHealth Group, Inc.	21,100	1,185,820

		2,998,873

Hotels & Motels — 0.3%
Hilton Hotels Corp.	8,500	189,720

Industrial Products — 0.6%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	6,300	435,582

Insurance — 6.1%
AFLAC, Inc.	4,300	194,790
American International Group, Inc.	21,200	1,313,552
Chubb Corp.	10,600	949,230
Genworth Financial, Inc. (Class “A” Stock)	8,800	283,712
MetLife, Inc.	9,800	488,334
St. Paul Travelers Cos., Inc. (The)	12,698	569,759
Torchmark Corp.	1,200	63,396
WellPoint, Inc. *	6,400	485,248
XL Capital Ltd. (Class “A” Stock)	4,300	292,529

		4,640,550

1

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Internet Services — 7.8%
eBay, Inc. *	31,800	$1,310,160
Google, Inc. (Class “A” Stock) *	5,900	1,867,114
Juniper Networks, Inc. *	34,800	827,892
Yahoo!, Inc. *	56,800	1,922,112

		5,927,278

Medical Supplies & Equipment — 5.2%
Alcon, Inc. (Switzerland)	11,000	1,406,680
Amgen, Inc. *	11,900	948,073
St. Jude Medical, Inc. *	19,700	921,960
Zimmer Holdings, Inc. *	9,600	661,344

		3,938,057

Oil & Gas — 8.9%
BP PLC, ADR (United Kingdom)	13,900	984,815
ChevronTexaco Corp.	13,700	886,801
ConocoPhillips	12,600	880,866
Exxon Mobil Corp.	8,100	514,674
GlobalSantaFe Corp.	7,500	342,150
Halliburton Co.	13,800	945,576
Nabors Industries Ltd. *	14,900	1,070,267
Noble Corp. (Cayman Islands) (Cayman Island)	5,200	355,992
Occidental Petroleum Corp.	9,600	820,128

		6,801,269

Pharmaceuticals — 4.1%
Genentech, Inc. *	14,600	1,229,466
Gilead Sciences, Inc. *	4,500	219,420
Lilly, (Eli) & Co.	13,100	701,112
Merck & Co., Inc.	3,200	87,072
Teva Pharmaceutical Industries Ltd., ADR (Isreal)	26,300	878,946

		3,116,016

Railroads — 0.9%
CSX Corp.	10,400	483,392
Norfolk Southern Corp.	5,200	210,912

		694,304

Real Estate Investment Trust — 0.3%
Pulte Homes, Inc.	5,000	214,600

Restaurants — 1.2%
McDonald’s Corp.	18,000	602,820
Starbucks Corp. *	6,600	330,660

		933,480

Retail & Merchandising — 5.1%
Kroger Co. (The) *	34,000	700,060
Lowe’s Cos., Inc.	15,700	1,011,080
Office Depot, Inc. *	23,300	692,010
Target Corp.	28,200	1,464,426

		3,867,576

Semi-Conductor & Semi-Conductor Instruments — 0.3%
Texas Instruments, Inc.	5,800	196,620

	Shares	Value

COMMON STOCKS (Continued)

Semiconductors — 2.2%
Broadcom Corp. (Class “A” Stock) *	24,500	$1,149,295
Marvell Technology Group Ltd. *	11,100	511,821

		1,661,116

Software — 0.3%
NAVTEQ Corp. *	3,900	194,805

Telecommunications — 5.1%
Corning, Inc. *	48,800	943,304
Qualcomm, Inc.	41,200	1,843,700
Sprint Corp.	32,600	775,228
Tellabs, Inc. *	30,700	322,964

		3,885,196

Utilities — 1.7%
American Electric Power Co., Inc.	14,700	583,590
Entergy Corp.	9,900	735,768

		1,319,358

TOTAL LONG-TERM INVESTMENTS
(cost $60,517,139)		72,336,419

SHORT-TERM INVESTMENTS — 4.4%

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,687,146	1,687,146
BlackRock Provident Institutional Funds TempFund Portfolio (j)	1,687,145	1,687,145

TOTAL SHORT-TERM INVESTMENTS
(cost $3,374,291)		3,374,291

TOTAL INVESTMENTS — 99.6%
(cost $63,891,430(p))		75,710,710
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		304,248

NET ASSETS — 100.0%		$76,014,958

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $63,907,057; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,803,653 (gross unrealized appreciation - $13,573,486; gross unrealized depreciation - $1,769,833). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS

Advertising — 0.5%
Interpublic Group of Cos., Inc. (The) *	116,500	$1,356,060

Aerospace — 1.5%
Boeing Co. *	27,900	1,895,805
Goodrich Corp.	40,800	1,809,072
Northrop Grumman Corp.	16,600	902,210

		4,607,087

Automotive Parts — 1.4%
American Axle & Manufacturing Holdings, Inc.	3,400	78,472
Autoliv, Inc.	24,600	1,070,100
BorgWarner, Inc.	16,400	925,944
Cooper Tire & Rubber Co.	17,900	273,333
Dana Corp.	47,700	448,857
Lear Corp.	18,000	611,460
Magna International, Inc. (Class “A” Stock)	10,200	763,572

		4,171,738

Beverages — 0.8%
Molson Coors Brewing Co. (Class “B” Stock)	11,400	729,714
PepsiCo, Inc.	27,100	1,536,841

		2,266,555

Building Materials — 1.1%
Martin Marietta Materials, Inc.	19,700	1,545,662
Vulcan Materials Co.	23,500	1,743,935

		3,289,597

Cable Television — 1.0%
Comcast Corp. (Class “A” Stock)	98,200	2,885,116

Chemicals — 0.9%
DuPont, (E.I.) de Nemours & Co.	27,100	1,061,507
PPG Industries, Inc.	27,900	1,651,401

		2,712,908

Clothing & Apparel — 0.4%
Jones Apparel Group, Inc.	46,900	1,336,650

Computer Hardware — 2.3%
Hewlett-Packard Co.	210,624	6,150,221
International Business Machines Corp.	10,000	802,200

		6,952,421

Computer Services & Software — 1.5%
Electronic Data Systems Corp.	97,200	2,181,168
Microsoft Corp.	66,500	1,711,045
Tech Data Corp. *	18,850	691,983

		4,584,196

Conglomerates — 2.5%
Altria Group, Inc.	88,900	6,552,819
Honeywell International, Inc.	8,700	326,250

	Shares	Value

COMMON STOCKS (Continued)

Conglomerates (cont’d.)
Textron, Inc.	10,300	$738,716

		7,617,785

Consumer Products & Services — 2.1%
Clorox Co.	29,700	1,649,538
Kimberly-Clark Corp.	25,400	1,512,062
Newell Rubbermaid, Inc.	71,700	1,624,005
UST, Inc.	38,600	1,615,796

		6,401,401

Containers & Packaging — 0.6%
Owens-Illinois, Inc. *	61,800	1,274,316
Smurfit-Stone Container Corp. *	62,300	645,428

		1,919,744

Electronic Components & Equipment — 4.7%
Agere Systems, Inc. *	80,340	836,339
Arrow Electronics, Inc. *	24,000	752,640
Avnet, Inc. *	20,700	506,115
Celestica, Inc.	69,200	782,652
Flextronics International Ltd. *	112,600	1,446,910
General Electric Co.	180,000	6,060,600
Hubbell, Inc. (Class “B” Stock)	14,500	680,485
Sanmina-SCI Corp. *	190,600	817,674
Solectron Corp. *	227,350	888,939
SPX Corp.	31,200	1,433,640

		14,205,994

Entertainment & Leisure — 2.4%
Disney, (Walt) Co.	15,200	366,776
Time Warner, Inc. *	234,800	4,252,228
Viacom, Inc. (Class “B” Stock)	79,400	2,620,994

		7,239,998

Finance Services — 16.0%
Citigroup, Inc.	294,900	13,423,848
Countrywide Financial Corp.	11,700	385,866
Fannie Mae	77,500	3,473,550
Freddie Mac	60,300	3,404,538
Goldman Sachs Group, Inc.	24,600	2,990,868
J.P. Morgan Chase & Co.	158,300	5,371,119
KeyCorp	43,475	1,402,069
Lehman Brothers Holdings, Inc.	20,600	2,399,488
MBIA, Inc.	19,300	1,169,966
Mellon Financial Co.	59,300	1,895,821
Merrill Lynch & Co., Inc.	67,300	4,128,855
MGIC Investment Corp.	6,900	442,980
Morgan Stanley Dean Witter & Co.	64,200	3,462,948
PNC Financial Services Group	19,800	1,148,796
Waddell & Reed Financial, Inc. (Class “A” Stock)	21,100	408,496
Washington Mutual, Inc.	71,775	2,815,015

		48,324,223

Financial - Bank & Trust — 9.4%
Astoria Financial Corp.	19,800	523,116
Bank of America Corp.	233,576	9,833,550
BB&T Corp. *	21,500	839,575

1

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Financial - Bank & Trust (cont’d.)
Comerica, Inc.	31,300	$1,843,570
Huntington Bancshares, Inc.	70,300	1,579,641
National City Corp.	63,650	2,128,456
SunTrust Banks, Inc.	31,200	2,166,840
U.S. Bancorp	75,500	2,120,040
Wachovia Corp.	113,000	5,377,670
Wells Fargo & Co.	33,700	1,973,809

		28,386,267

Food — 1.4%
Kraft Foods, Inc. (Class “A” Stock)	38,000	1,162,420
Safeway, Inc. *	49,700	1,272,320
Sara Lee Corp.	40,400	765,580
Unilever NV	15,300	1,093,185

		4,293,505

Healthcare Services — 1.2%
HCA, Inc.	14,500	694,840
Medco Health Solutions, Inc. *	42,900	2,352,207
Tenet Healthcare Corp. *	56,700	636,741

		3,683,788

Industrial Products — 0.8%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	13,900	961,046
Crane Co.	24,300	722,682
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	19,400	741,662

		2,425,390

Insurance — 7.2%
ACE Ltd.	15,100	710,757
Allstate Corp. (The)	43,500	2,405,115
American International Group, Inc.	55,800	3,457,368
Chubb Corp.	20,700	1,853,685
Genworth Financial, Inc. (Class “A” Stock)	53,300	1,718,392
Hartford Financial Services Group, Inc. (The)	36,100	2,785,837
MetLife, Inc.	52,625	2,622,303
PartnerRe Ltd. (Bermuda)	6,200	397,110
RenaissanceRe Holdings Ltd.	30,700	1,342,511
St. Paul Travelers Cos., Inc. (The)	71,040	3,187,565
Torchmark Corp.	2,225	117,547
XL Capital Ltd. (Class “A” Stock)	17,800	1,210,934

		21,809,124

Machinery & Equipment — 0.3%
Eaton Corp.	15,900	1,010,445

Metals & Mining — 0.4%
United States Steel Corp.	30,300	1,283,205

Oil & Gas — 17.0%
BP PLC, ADR (United Kingdom)	24,300	1,721,655
ChevronTexaco Corp.	104,200	6,744,866
ConocoPhillips	95,686	6,689,408
Diamond Offshore Drilling, Inc.	36,400	2,229,500
ENSCO International, Inc.	32,250	1,502,528
Exxon Mobil Corp.	299,100	19,004,814

	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas (cont’d.)
GlobalSantaFe Corp.	42,200	$1,925,164
Marathon Oil Corp.	43,400	2,991,562
Noble Corp. (Cayman Islands)	28,000	1,916,880
Occidental Petroleum Corp.	37,300	3,186,539
Rowan Cos., Inc.	43,700	1,550,913
Total Fina SA, ADR (France)	13,200	1,792,824

		51,256,653

Paper & Forest Products — 0.2%
Temple-Inland, Inc.	15,300	625,005

Pharmaceuticals — 4.3%
Lilly, (Eli) & Co.	31,200	1,669,824
Merck & Co., Inc.	118,500	3,224,385
Pfizer, Inc.	330,000	8,240,100

		13,134,309

Railroads — 2.3%
Burlington Northern Santa Fe Corp.	38,775	2,318,745
CSX Corp.	42,700	1,984,696
Norfolk Southern Corp.	64,450	2,614,092

		6,917,533

Restaurants — 1.1%
McDonald’s Corp.	101,100	3,385,839

Retail & Merchandising — 3.7%
Gap, Inc.	59,700	1,040,571
Kroger Co. (The) *	118,900	2,448,151
Limited Brands, Inc.	86,900	1,775,367
Mattel, Inc.	33,100	552,108
Office Depot, Inc. *	96,900	2,877,930
SUPERVALU, Inc.	36,325	1,130,434
Target Corp.	26,100	1,355,373

		11,179,934

Semiconductors — 0.3%
Intel Corp.	34,800	857,820

Telecommunications — 5.8%
ADC Telecommunications, Inc.	34,485	788,327
BellSouth Corp.	29,900	786,370
Corning, Inc. *	111,300	2,151,429
Nokia Corp. (Class “A” Stock), ADR * (Norway)	9,700	164,027
Nortel Networks Corp. *	190,600	621,356
SBC Communications, Inc.	91,900	2,202,843
Sprint Corp.	170,750	4,060,435
Tellabs, Inc. *	93,200	980,464
Verizon Communications, Inc.	177,300	5,795,937

		17,551,188

Utilities — 3.2%
American Electric Power Co., Inc.	60,600	2,405,820
Constellation Energy Group, Inc.	19,500	1,201,200
Edison International *	19,000	898,320
Entergy Corp.	30,500	2,266,760
Exelon Corp.	30,200	1,613,888

2

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Utilities (cont’d.)
Wisconsin Energy Corp.	30,700	$1,225,544

		9,611,532

TOTAL LONG-TERM INVESTMENTS
(cost $247,468,253)		297,283,010

SHORT-TERM INVESTMENTS — 1.5%

REGISTERED INVESTMENT COMPANIES — 1.5%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	2,278,101	2,278,101
BlackRock Provident Institutional Funds TempFund Portfolio (j)	2,278,101	2,278,101

TOTAL SHORT-TERM INVESTMENTS
(cost $4,556,202)		4,556,202

TOTAL INVESTMENTS — 99.8%
(cost $252,024,455)(p)		301,839,212
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		474,277

NET ASSETS — 100.0%		$302,313,489

The following abbreviations are used in portfolio descriptions:

ADR       American Depositary Receipt

*	Non-income producing security.

(j)	Security available to institutional investors only.

(p)

     The United States federal income tax basis of the Fund’s investments was $253,437,956;      accordingly, net unrealized appreciation on investments for federal income tax purposes was      $48,401,256 (gross unrealized appreciation - $57,375,138; gross unrealized depreciation -      $8,973,882). The difference between book and tax basis is primarily attributable to deferred losses      on wash sales.

3

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.0%

COMMON STOCKS

Apartment/Residential — 20.3%
Affordable Residential Communities, Inc., REIT	66,100	$668,271
Apartment Investment & Management Co. (Class “A” Stock) REIT	280,700	10,885,546
Archstone-Smith Trust, REIT	304,700	12,148,389
Avalonbay Communities, Inc., REIT	259,535	22,242,149
BRE Properties, Inc., REIT	221,600	9,861,200
Equity Residential Properties Trust, REIT	438,100	16,582,085
Essex Property Trust, Inc., REIT	51,900	4,671,000
GMH Communities Trust, REIT	109,800	1,610,766
Post Properties, Inc., REIT	177,900	6,626,775

		85,296,181

Diversified Operations — 5.9%
Digital Realty Trust, Inc., REIT	1,358	24,444
Sun Communities, Inc., REIT	143,100	4,687,956
Vornado Realty Trust, REIT	233,463	20,222,565

		24,934,965

Healthcare Services — 2.1%
Ventas, Inc., REIT	268,900	8,658,580

Hotels & Motels — 7.4%
Hilton Hotels Corp.	369,200	8,240,544
Host Marriott Corp., REIT	764,700	12,923,430
Starwood Hotels & Resorts Worldwide, Inc.	164,000	9,375,880
Strategic Hotel Capital, Inc., REIT	45,700	834,482

		31,374,336

Industrial — 6.8%
AMB Property Corp., REIT	206,300	9,262,870
ProLogis, REIT	436,364	19,335,289

		28,598,159

Office — 24.9%
Alexandria Real Estate Equities, Inc., REIT	73,624	6,087,969
American Financial Realty Trust, REIT	256,600	3,643,720
Arden Reaity, Inc., REIT	139,900	5,759,683
Biomed Realty Trust, Inc., REIT	109,300	2,710,640
Boston Properties, Inc., REIT	303,300	21,503,970
Brookfield Properties Corp. (Canada)	500,750	14,667,129
CarrAmerica Realty Corp., REIT	165,800	5,960,510
Equity Office Properties Trust, REIT	379,800	12,423,258
Kilroy Realty Corp., REIT	134,400	7,530,432
Mack-Cali Realty Corp., REIT	134,812	6,058,451
Maguire Properties, Inc., REIT	150,300	4,516,515
Prentiss Properties Trust, REIT	54,500	2,212,700
SL Green Realty Corp., REIT	93,800	6,395,284
Trizec Properties, Inc., REIT	238,800	5,506,728

		104,976,989

	Shares	Value

COMMON STOCKS (Continued)

Office/Industrial — 2.9%
Liberty Property Trust, REIT	98,400	$4,185,936
Reckson Associates Realty Corp., REIT	235,900	8,150,345

		12,336,281

Regional Mall — 16.6%
Tanger Factory Outlet Centers, Inc., REIT	159,600	4,438,476
CBL & Associates Properties, Inc., REIT	61,400	2,516,786
General Growth Properties, Inc., REIT	258,200	11,600,926
Macerich Co., REIT	125,100	8,123,994
Mills Corp. (The), REIT	205,600	11,324,448
Simon Property Group, Inc., REIT	325,600	24,133,472
Taubman Centers, Inc., REIT	247,000	7,829,900

		69,968,002

Self Storage — 5.8%
Public Storage, Inc., REIT	185,100	12,401,700
Shurgard Storage Centers, Inc. (Class “A” Stock), REIT	214,800	12,000,876

		24,402,576

Shopping Centers — 6.3%
Developers Diversified Realty Corp., REIT	185,800	8,676,860
Federal Realty Investment Trust, REIT	102,600	6,251,418
Pan Pacific Retail Properties, Inc., REIT	117,100	7,716,890
Regency Centers Corp., REIT	69,059	3,967,440

		26,612,608

TOTAL LONG-TERM INVESTMENTS
(cost $315,421,738)		417,158,677

SHORT-TERM INVESTMENTS — 1.1%

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional
Funds TempCash Portfolio (j)	2,261,798	2,261,798
BlackRock Provident Institutional
Funds TempFund Portfolio (j)	2,261,798	2,261,798

TOTAL SHORT-TERM INVESTMENTS
(cost $4,523,596)		4,523,596

TOTAL INVESTMENTS — 100.1%
(cost $319,945,334(p))		421,682,273
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(423,588)

NET ASSETS — 100.0%		$421,258,685

The following abbreviations are used in portfolio descriptions:

REIT	Real Estate Investment Trust

1

AST COHEN & STEERS REALTY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $320,448,080; accordingly, net unrealized appreciation on investments for federal income tax purposes was $101,234,193 (gross unrealized appreciation - $102,501,629; gross unrealized depreciation - $1,267,436). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 104.7%

COMMON STOCKS

Advertising — 0.2%
Interpublic Group of Cos., Inc. (The) *	61,100	$711,204

Aerospace — 2.8%
Boeing Co. *	71,300	4,844,835
Goodrich Corp.	28,700	1,272,558
Lockheed Martin Corp.	13,000	793,520
Northrop Grumman Corp.	29,000	1,576,150
United Technologies Corp.	75,100	3,893,184

		12,380,247

Automobile Manufacturers — 0.6%
Ford Motor Co.	108,400	1,068,824
General Motors Corp.	60,600	1,854,966

		2,923,790

Automotive Parts — 0.5%
BorgWarner, Inc.	20,700	1,168,722
Dana Corp.	101,000	950,410

		2,119,132

Beverages — 0.8%
Coca-Cola Co.	61,700	2,664,823
PepsiCo, Inc.	13,000	737,230

		3,402,053

Broadcasting — 0.4%
News Corp., Inc. (Class “A” Stock)	35,000	545,650
Univision Communications, Inc. (Class “A” Stock) *	50,000	1,326,500

		1,872,150

Building Materials — 0.7%
American Standard Cos., Inc.	57,000	2,653,350
Masco Corp.	15,000	460,200

		3,113,550

Business Services — 0.6%
Fiserv, Inc. *	35,700	1,637,559
Unisys Corp. *	193,900	1,287,496

		2,925,055

Cable Television — 0.6%
Comcast Corp. (Class “A” Stock)	85,500	2,511,990

Chemicals — 1.1%
Ashland, Inc.	15,300	845,172
DuPont, (E.I.) de Nemours & Co.	26,800	1,049,756
Hercules, Inc. *	6,900	84,318
Lubrizol Corp.	35,700	1,546,881
PPG Industries, Inc.	22,000	1,302,180

		4,828,307

Clothing & Apparel — 0.9%
Coach, Inc. *	61,100	1,916,096
VF Corp.	34,375	1,992,719

		3,908,815

	Shares	Value

COMMON STOCKS (Continued)

Commercial Services — 0.5%
Apollo Group, Inc. (Class “A” Stock) *	33,400	$2,217,426

Computer Hardware — 3.9%
Apple Computer, Inc. *	12,600	675,486
Dell, Inc. *	195,185	6,675,327
Hewlett-Packard Co.	187,560	5,476,752
Ingram Micro, Inc. (Class “A” Stock) *	33,200	615,528
International Business Machines Corp.	48,900	3,922,758

		17,365,851

Computer Services & Software — 5.7%
Cisco Systems, Inc. *	107,200	1,922,096
Electronic Arts, Inc. *	50,000	2,844,500
Electronic Data Systems Corp.	41,300	926,772
EMC Corp. *	143,400	1,855,596
Mercury Interactive Corp. *	16,900	669,240
Microsoft Corp.	500,100	12,867,573
Oracle Corp. *	250,900	3,108,651
Tech Data Corp. *	33,000	1,211,430

		25,405,858

Conglomerates — 3.2%
Altria Group, Inc.	130,500	9,619,155
Honeywell International, Inc.	25,700	963,750
Textron, Inc.	20,000	1,434,400
Tyco International Ltd.	88,100	2,453,585

		14,470,890

Construction — 0.6%
Centex Corp.	22,700	1,465,966
Pulte Homes, Inc.	25,600	1,098,752

		2,564,718

Consumer Products & Services — 5.7%
Colgate-Palmolive Co.	72,500	3,827,275
Fortune Brands, Inc.	27,400	2,228,442
Johnson & Johnson	93,300	5,904,024
Procter & Gamble Co.	180,000	10,702,800
Reynolds, (R.J.) Tobacco Holdings, Inc.	26,800	2,224,936
UST, Inc.	13,300	556,738

		25,444,215

Containers & Packaging — 0.1%
Sonoco Products Co.	20,500	559,855

Education — 0.3%
Strayer Education, Inc.	15,500	1,465,060

Electronic Components & Equipment — 5.9%
Agere Systems, Inc. *	25,800	268,578
Arrow Electronics, Inc. *	28,300	887,488
Avnet, Inc. *	28,700	701,715
Eastman Kodak Co.	67,000	1,630,110
Emerson Electric Co.	14,000	1,005,200
Flextronics International Ltd. *	31,000	398,350
General Electric Co.	568,170	19,130,284

1

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Electronic Components & Equipment (cont’d.)
Hubbell, Inc. (Class “B” Stock)	21,000	$985,530
Solectron Corp. *	260,000	1,016,600
Vishay Intertechnology, Inc. *	25,000	298,750

		26,322,605

Energy - Energy Resources — 0.3%
Noble Energy, Inc.	33,800	1,585,220

Entertainment & Leisure — 2.0%
Carnival Corp.	18,000	899,640
Disney, (Walt) Co.	47,100	1,136,523
Time Warner, Inc. *	329,000	5,958,190
Viacom, Inc. (Class “B” Stock)	27,900	920,979

		8,915,332

Farming & Agriculture — 0.4%
Bunge Ltd. (Bermuda)	32,300	1,699,626

Finance Services — 10.3%
American Express Co.	48,500	2,785,840
Citigroup, Inc.	307,900	14,015,608
Fannie Mae	44,100	1,976,562
Goldman Sachs Group, Inc.	33,200	4,036,456
J.P. Morgan Chase & Co.	196,776	6,676,610
KeyCorp	40,700	1,312,575
Legg Mason, Inc.	21,750	2,385,757
Lehman Brothers Holdings, Inc.	22,400	2,609,152
Merrill Lynch & Co., Inc.	106,700	6,546,045
Morgan Stanley Dean Witter & Co.	46,900	2,529,786
PNC Financial Services Group	15,100	876,102
Schwab, (Charles) Corp.	47,200	681,096

		46,431,589

Financial - Bank & Trust — 5.5%
Bank of America Corp.	226,652	9,542,049
BB&T Corp. *	15,800	616,990
Comerica, Inc.	19,700	1,160,330
Commerce Bancorp, Inc. (NJ)	50,000	1,534,500
National City Corp.	95,400	3,190,176
North Fork Bancorp, Inc.	31,950	814,725
SunTrust Banks, Inc.	23,600	1,639,020
U.S. Bancorp	29,000	814,320
Wachovia Corp.	81,400	3,873,826
Wells Fargo & Co.	22,500	1,317,825

		24,503,761

Food — 1.1%
Albertson’s, Inc.	20,600	528,390
Archer-Daniels-Midland Co.	52,808	1,302,245
Safeway, Inc. *	26,500	678,400
Wrigley, (Wm., Jr.) Co. *	33,400	2,400,792

		4,909,827

Healthcare Services — 3.3%
Caremark Rx, Inc. *	85,700	4,279,001
HCA, Inc.	24,200	1,159,664
Health Management Associates, Inc. (Class “A” Stock)	80,000	1,877,600

	Shares	Value

COMMON STOCKS (Continued)

Healthcare Services (cont’d.)
UnitedHealth Group, Inc.	130,800	$7,350,960

		14,667,225

Healthcare-Products — 0.2%
Dade Behring Holdings, Inc.	19,800	725,868

Industrial Products — 0.6%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	13,900	961,046
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	49,000	1,873,270

		2,834,316

Insurance — 7.3%
ACE Ltd.	42,500	2,000,475
AFLAC, Inc.	21,300	964,890
American International Group, Inc.	164,287	10,179,222
Axis Capital Holdings Ltd. (Bermuda)	45,400	1,294,354
Chubb Corp.	12,500	1,119,375
Hartford Financial Services Group, Inc. (The)	16,100	1,242,437
Lincoln National Corp.	34,800	1,810,296
Loews Corp. *	33,400	3,086,494
St. Paul Travelers Cos., Inc. (The)	64,695	2,902,865
UnumProvident Corp.	93,000	1,906,500
WellPoint, Inc. *	55,500	4,208,010
XL Capital Ltd. (Class “A” Stock)	30,500	2,074,915

		32,789,833

Internet Services — 3.0%
eBay, Inc. *	142,900	5,887,480
McAfee, Inc. *	51,400	1,614,988
Yahoo!, Inc. *	182,200	6,165,648

		13,668,116

Machinery & Equipment — 0.4%
Eaton Corp.	28,700	1,823,885

Medical Supplies & Equipment — 3.3%
Abbott Laboratories	47,700	2,022,480
Alcon, Inc. (Switzerland)	16,600	2,122,808
Amgen, Inc. *	66,300	5,282,121
Applera Corp. - Applied Biosystems Group	55,000	1,278,200
St. Jude Medical, Inc. *	68,000	3,182,400
Zimmer Holdings, Inc. *	13,400	923,126

		14,811,135

Metals & Mining — 0.5%
Novelis, Inc. (Canada)	3,800	81,472
United States Steel Corp.	50,400	2,134,440

		2,215,912

Office Equipment
ACCO Brands Corp.	6,439	181,709

Oil & Gas — 11.0%
Baker Hughes, Inc.	22,000	1,312,960

2

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas (cont’d.)
BP PLC, ADR (United Kingdom)	18,100	$1,282,385
ChevronTexaco Corp.	127,876	8,277,414
ConocoPhillips	65,106	4,551,560
Diamond Offshore Drilling, Inc.	26,900	1,647,625
El Paso Corp.	158,700	2,205,930
Exxon Mobil Corp.	256,900	16,323,426
FMC Technologies, Inc. *	16,100	677,971
Marathon Oil Corp.	48,000	3,308,640
Nabors Industries Ltd. *	36,500	2,621,795
Occidental Petroleum Corp.	38,300	3,271,969
Transocean, Inc. (Cayman Islands) *	15,300	938,043
XTO Energy, Inc.	61,333	2,779,612

		49,199,330

Pharmaceuticals — 3.6%
Bristol-Meyers Squibb Co.	60,600	1,458,036
Cephalon, Inc. *	24,000	1,114,080
Genentech, Inc. *	22,300	1,877,883
Gilead Sciences, Inc. *	50,850	2,479,446
Lilly, (Eli) & Co.	78,200	4,185,264
Merck & Co., Inc.	20,200	549,642
Pfizer, Inc.	172,820	4,315,315

		15,979,666

Printing & Publishing — 0.4%
Donnelley, (R.R.) & Sons Co.	48,000	1,779,360

Railroads — 0.5%
Burlington Northern Santa Fe Corp.	15,000	897,000
CSX Corp.	26,500	1,231,720

		2,128,720

Restaurants — 0.9%
McDonald’s Corp.	90,200	3,020,798
Outback Steakhouse, Inc. *	29,000	1,061,400

		4,082,198

Retail & Merchandising — 5.2%
Home Depot, Inc.	142,900	5,450,206
Kohl’s Corp. *	14,700	737,646
Limited Brands, Inc.	44,300	905,049
Lowe’s Cos., Inc.	98,100	6,317,640
SUPERVALU, Inc.	15,100	469,912
Target Corp.	107,500	5,582,475
TJX Cos., Inc.	43,300	886,784
Wal-Mart Stores, Inc.	26,800	1,174,376
Williams-Sonoma, Inc. *	51,500	1,975,025

		23,499,113

Semi-Conductor & Semi-Conductor Instruments — 0.6%
Texas Instruments, Inc.	81,000	2,745,900

Semiconductors — 2.1%
Broadcom Corp. (Class “A” Stock) *	36,900	1,730,979
Intel Corp.	268,880	6,627,892

	Shares	Value

COMMON STOCKS (Continued)

Semiconductors (cont’d.)
Marvell Technology Group Ltd. *	26,600	$1,226,526

		9,585,397

Telecommunications — 4.7%
BellSouth Corp.	61,500	1,617,450
Corning, Inc. *	52,600	1,016,758
Motorola, Inc.	136,800	3,021,912
Qualcomm, Inc.	73,900	3,307,025
SBC Communications, Inc.	119,300	2,859,621
Sprint Corp.	191,974	4,565,142
Tellabs, Inc. *	70,000	736,400
Verizon Communications, Inc.	117,700	3,847,613

		20,971,921

Transportation — 1.4%
FedEx Corp.	14,800	1,289,524
United Parcel Service, Inc. (Class “B” Stock)	71,600	4,949,708

		6,239,232

Utilities — 1.0%
American Electric Power Co., Inc.	29,460	1,169,562
DTE Energy Co.	23,700	1,086,882
Progress Energy, Inc.	42,500	1,901,875
Sempra Energy *	10,600	498,836

		4,657,155

TOTAL LONG-TERM INVESTMENTS
(cost $404,454,624)		469,144,117

SHORT-TERM INVESTMENTS — 0.3%

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)	741,562	741,562
BlackRock Provident Institutional Funds TempFund Portfolio (j)	741,561	741,561

TOTAL SHORT-TERM INVESTMENTS
(cost $1,483,123)		1,483,123

TOTAL INVESTMENTS — 105.0%
(cost $405,937,747(p))		470,627,240
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(22,291,999)

NET ASSETS — 100.0%		$448,335,241

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(j)	Security available to institutional investors only.

3

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

(p)

The United States federal income tax basis of the Fund’s investments was $407,650,951; accordingly, net unrealized appreciation on investments for federal income tax purposes was $62,976,289 (gross unrealized appreciation - $87,178,256; gross unrealized depreciation - $24,201,967). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

4

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%

COMMON STOCKS — 99.4%

Aerospace — 2.3%
Lockheed Martin Corp.	5,717	$348,966
Northrop Grumman Corp.	166,153	9,030,415
United Technologies Corp.	1,756	91,031

		9,470,412

Airlines — 0.1%
Southwest Airlines Co.	29,439	437,169

Automobile Manufacturers — 2.0%
Ford Motor Co.	815,591	8,041,727

Automotive Parts — 0.2%
Sonic Automotive, Inc.	24,037	534,102
TRW Automotive Holdings Corp. *	6,907	202,652

		736,754

Beverages — 0.1%
Coca-Cola Co.	5,888	254,303
Molson Coors Brewing Co. (Class “B” Stock)	217	13,890
PepsiCo, Inc.	4,406	249,864

		518,057

Broadcasting — 0.1%
Clear Channel Communications, Inc.	5,377	176,850
News Corp., Inc. (Class “A” Stock)	14,761	230,124

		406,974

Building Materials
USG Corp. *	2,739	188,224

Business Services — 0.3%
Deluxe Corp. *	12,800	514,048
Fiserv, Inc. *	1,121	51,420
Harland, (John H.) Co.	17,940	796,536

		1,362,004

Cable Television
Comcast Corp. (Class “A” Stock)	1,344	39,487
EchoStar Communications Corp. (Class “A” Stock)	1,342	39,683

		79,170

Chemicals — 0.9%
Dow Chemical Co.	4,147	172,805
Eastman Chemical Co.	56,996	2,677,102
Lyondell Chemical Co.	18,516	529,928
PPG Industries, Inc.	4,491	265,822
Praxair, Inc. *	2,235	107,124

		3,752,781

Commercial Services — 0.4%
PHH Corp. *	66,060	1,814,008

Computer Hardware — 3.1%
Dell, Inc. *	2,351	80,404
Hewlett-Packard Co.	180,123	5,259,592
Imation Corp.	13,705	587,533

	Shares	Value

COMMON STOCKS (Continued)

Computer Hardware (cont’d.)
International Business Machines Corp.	72,291	$5,799,184
Western Digital Corp. *	58,343	754,375

		12,481,088

Computer Services & Software — 3.1%
Computer Sciences Corp. *	101,106	4,783,325
Intergraph Corp.	10,748	480,543
Microsoft Corp.	291,485	7,499,909

		12,763,777

Conglomerates — 2.2%
Altria Group, Inc.	5,859	431,867
Cendant Corp.	307,481	6,346,408
Tyco International Ltd.	75,245	2,095,573

		8,873,848

Consumer Products & Services — 6.3%
Black & Decker Corp.	23,308	1,913,354
Colgate-Palmolive Co.	1,865	98,453
Johnson & Johnson	191,480	12,116,854
Kimberly-Clark Corp.	119,170	7,094,190
Newell Rubbermaid, Inc.	70,000	1,585,500
Procter & Gamble Co.	4,619	274,646
Reynolds, (R.J.) Tobacco Holdings, Inc.	11,373	944,187
Tupperware Corp.	71,668	1,632,597

		25,659,781

Containers & Packaging — 0.1%
Silgan Holdings, Inc.	9,267	308,220

Electronic Components & Equipment — 1.0%
Arrow Electronics, Inc. *	103,833	3,256,203
Avnet, Inc. *	12,597	307,996
General Electric Co.	16,125	542,929

		4,107,128

Entertainment & Leisure — 3.1%
Disney, (Walt) Co.	90,922	2,193,948
Harley-Davidson, Inc.	725	35,119
Movie Gallery, Inc.	18,594	193,192
Regal Entertainment Group (Class “A” Stock)	70,105	1,404,904
Time Warner, Inc. *	304,587	5,516,070
Viacom, Inc. (Class “B” Stock)	98,671	3,257,130

		12,600,363

Farming & Agriculture
Monsanto Co.	805	50,514

Finance Services — 5.9%
American Capital Strategies Ltd.	12,002	439,993
American Express Co.	5,802	333,267
Capital One Financial Corp.	18,518	1,472,551
CIT Group, Inc.	35,263	1,593,182
Citigroup, Inc.	8,942	407,040
CompuCredit Corp. *	12,622	560,669
Fannie Mae	1,247	55,891
Goldman Sachs Group, Inc.	543	66,018
Legg Mason, Inc.	605	66,363

1

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Finance Services (cont’d.)
Lehman Brothers Holdings, Inc.	2,082	$242,511
Merrill Lynch & Co., Inc.	3,618	221,964
Morgan Stanley Dean Witter & Co.	200,051	10,790,751
Washington Mutual, Inc.	201,545	7,904,595

		24,154,795

Financial - Bank & Trust — 8.3%
Bank of America Corp.	418,121	17,602,894
Comerica, Inc.	10,234	602,783
Fremont General Corp.	6,855	149,645
National City Corp.	315,935	10,564,866
Wachovia Corp.	38,911	1,851,774
Wells Fargo & Co.	56,916	3,333,570

		34,105,532

Food — 2.5%
Archer-Daniels-Midland Co.	167,623	4,133,583
Chiquita Brands International, Inc. *	76,362	2,134,318
Pilgrim’s Pride Corp.	93,093	3,388,585
Seaboard Corp.	395	542,335

		10,198,821

Gas Utilities — 0.9%
NiSource, Inc. *	157,149	3,810,863

Healthcare Services — 0.3%
Kindred Healthcare, Inc. *	44,089	1,313,852

Insurance — 8.2%
ACE Ltd.	51,238	2,411,773
American International Group, Inc.	1,283	79,495
AON Corp.	51,592	1,655,071
Axis Capital Holdings Ltd. (Bermuda)	31,648	902,284
Berkley, (W.R.) Corp.	11,338	447,624
Endurance Specialty Holdings Ltd.	77,935	2,658,363
Fidelity National Financial, Inc.	24,577	1,094,168
First American Corp.	121,774	5,561,419
Hartford Financial Services Group, Inc. (The)	4,503	347,496
Loews Corp. *	95,349	8,811,201
Nationwide Financial Services, Inc. (Class “A” Stock)	7,073	283,274
Protective Life Corp.	23,541	969,418
St. Paul Travelers Cos., Inc. (The)	152,949	6,862,822
XL Capital Ltd. (Class “A” Stock) (Cayman Island)	18,137	1,233,860

		33,318,268

Internet Services — 1.6%
Cisco Systems, Inc. *	5,599	100,390
EarthLink, Inc. *	424,938	4,546,837
United Online, Inc. *	129,073	1,787,661

		6,434,888

Machinery & Equipment — 1.4%
Caterpillar, Inc. *	1,340	78,725
Cummins, Inc.	62,944	5,538,443

	Shares	Value

COMMON STOCKS (Continued)

Machinery & Equipment (cont’d.)
Eaton Corp.	4,298	$273,138

		5,890,306

Medical Supplies & Equipment — 2.5%
Abbott Laboratories	2,671	113,251
Amgen, Inc. *	17,848	1,421,950
Applera Corp. - Applied Biosystems Group	155,258	3,608,196
Bard (C.R.), Inc.	2,058	135,890
Baxter International, Inc.	4,679	186,552
Becton Dickinson & Co.	45,245	2,372,195
Genzyme Corp. *	1,576	112,905
Guidant Corp.	934	64,343
McKesson Corp.	43,423	2,060,421

		10,075,703

Metals & Mining — 2.5%
Nucor Corp.	53,912	3,180,269
Phelps Dodge Corp.	48,946	6,359,554
United States Steel Corp.	12,269	519,592

		10,059,415

Office Equipment — 0.3%
Lexmark International, Inc., (Class “A” Stock) *	1,007	61,477
Pitney Bowes, Inc.	22,771	950,462
Xerox Corp. *	9,572	130,658

		1,142,597

Oil & Gas — 11.9%
ChevronTexaco Corp.	197,891	12,809,484
ConocoPhillips	115,695	8,088,237
Exxon Mobil Corp.	226,542	14,394,479
Halliburton Co.	1,358	93,050
Marathon Oil Corp.	84,670	5,836,303
Nicor, Inc.	89,557	3,764,081
Schlumberger Ltd.	799	67,420
Sunoco, Inc.	16,134	1,261,679
Valero Energy Corp.	10,508	1,188,034
Veritas DGC, Inc.	33,772	1,236,731

		48,739,498

Paper & Forest Products — 1.4%
Georgia-Pacific Corp.	41,404	1,410,220
Louisiana-Pacific Corp.	155,925	4,317,564

		5,727,784

Pharmaceuticals — 7.1%
Allergan, Inc.	450	41,229
AmerisourceBergen Corp.	41,273	3,190,403
Bristol-Meyers Squibb Co.	215,182	5,177,279
Cardinal Health, Inc.	26,151	1,659,020
Gilead Sciences, Inc. *	3,192	155,642
King Pharmaceuticals, Inc. *	107,593	1,654,780
Lilly, (Eli) & Co.	771	41,264
Merck & Co., Inc.	290,702	7,910,001
Pfizer, Inc.	362,648	9,055,321

2

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Wyeth	2,909	$134,599

		29,019,538

Printing & Publishing — 0.2%
Donnelley, (R.R.) & Sons Co.	23,282	863,064
New York Times Co. (Class A Stock)	899	26,745

		889,809

Railroads — 0.6%
Burlington Northern Santa Fe Corp.	11,799	705,580
CSX Corp.	6,931	322,153
Norfolk Southern Corp.	13,652	553,725
Union Pacific Corp.	12,076	865,849

		2,447,307

Real Estate Investment Trust — 3.0%
Apartment Investment & Management Co. (Class “A” Stock)	43,432	1,684,293
CBL & Associates Properties, Inc.	154,570	6,335,824
Colonial Properties Trust	43,147	1,919,179
Cresent Real Estate Equities Co. *	32,720	671,087
Lexington Corp. Properties Trust	7,432	175,024
Trizec Properties, Inc.	40,274	928,718
U.S. Restaurant Properties Master	21,507	336,585

		12,050,710

Restaurants — 0.5%
McDonald’s Corp.	56,430	1,889,841

Retail & Merchandising — 3.6%
American Eagle Outfitters, Inc.	3,506	82,496
Barnes & Noble, Inc. *	39,404	1,485,531
Charming Shoppes, Inc. *	38,895	415,010
CVS Corp.	1,509	43,776
Federated Department Stores, Inc.	87,299	5,837,684
Home Depot, Inc.	4,035	153,895
Payless Shoesource, Inc. *	33,909	590,017
Sears Holdings Corp. *	14,029	1,745,488
SUPERVALU, Inc.	138,511	4,310,462
Target Corp.	1,865	96,849

		14,761,208

Semiconductors — 3.7%
Analog Devices, Inc.	1,741	64,661
Intel Corp.	601,596	14,829,341
Novellus Systems, Inc. *	1,404	35,212
Texas Instruments, Inc.	4,365	147,974

		15,077,188

Telecommunications — 3.5%
ALLTEL Corp.	40,389	2,629,728
AT&T Corp.	284,761	5,638,268
Harris Corp.	3,789	158,380
Motorola, Inc.	45,670	1,008,850
Nortel Networks Corp. *	5,378	17,532
Sprint Corp.	57,809	1,374,698

	Shares	Value

COMMON STOCKS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc.	110,450	$3,610,611

		14,438,067

Transportation — 0.9%
FedEx Corp.	8,624	751,409
United Parcel Service, Inc. (Class “B” Stock)	40,063	2,769,555

		3,520,964

Utilities — 3.3%
American Electric Power Co., Inc.	83,749	3,324,835
Dominion Resources, Inc.	1,988	171,246
Entergy Corp.	4,090	303,969
FirstEnergy Corp.	23,106	1,204,285
PG&E Corp.	158,087	6,204,915
Pinnacle West Capital Corp.	3,418	150,666
UGI Corp.	69,916	1,968,135

		13,328,051

Total Common Stocks (cost $378,802,946)		406,047,004

PREFERRED STOCK — 0.1%

Financial Services — 0.1%
Ford Motor Co. Capital Trust II, 6.50%, CVT (cost $761,941)	14,767	538,257

WARRANT

Telecommunications
Lucent Technologies, Inc., expiring on 12/10/07 (cost $2,535) *	2	2,371

TOTAL LONG-TERM INVESTMENTS (cost $379,567,422)		406,587,632

		Principal
Interest	Maturity	Amount
Rate	Date	(000)

SHORT-TERM INVESTMENTS — 0.5%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Banks

3.18%	10/03/05	$1,850	1,850,000

		Shares

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)		32,919	32,919

3

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

REGISTERED INVESTMENT COMPANIES (Continued)
BlackRock Provident Institutional Funds TempFund Portfolio (j)	32,919	$32,919

		65,838

TOTAL SHORT-TERM INVESTMENTS
(cost $1,915,838)		1,915,838

TOTAL INVESTMENTS — 100.0%
(cost $381,483,260(p))		408,503,470

LIABILITIES IN EXCESS OF OTHER ASSETS(u)		(14,673)

NET ASSETS — 100.0%		$408,488,797

The following abbreviations are used in portfolio descriptions:

CVT	Convertible Security

*	Non-income producing security.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $391,433,281; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,070,189 (gross unrealized appreciation $34,048,044; gross unrealized depreciation - $16,977,855). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	September 30, 2005	Appreciation

Long Position:
	7 S&P 500 (1)	Dec 05	$2,148,913	$2,160,025	$11,112

(1)	Cash of $110,250 has been segregated with the custodian to cover requirements for the above open futures contracts at September 30, 2005.

4

AST ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS

Aerospace — 2.2%
United Technologies Corp.	1,120,100	$58,065,984

Broadcasting — 3.4%
News Corp., Inc. (Class “A” Stock)	4,550,000	70,934,500
Westwood One, Inc.	1,000,000	19,890,000

		90,824,500

Building Materials — 1.2%
American Standard Cos., Inc.	701,500	32,654,825

Business Services — 1.2%
Fiserv, Inc.	682,300	31,297,101

Cable Television — 0.9%
Comcast Corp. (Class “A” Stock)	500,000	14,690,000
Comcast Corp. (Special Class “A” Stock)	285,000	8,202,300

		22,892,300

Chemicals — 3.8%
Air Products & Chemicals, Inc.	1,471,600	81,144,024
DuPont, (E.I.) de Nemours & Co.	336,400	13,176,788
Rohm & Haas Co.	175,000	7,197,750

		101,518,562

Computer Services & Software — 5.1%
Microsoft Corp.	3,900,000	100,347,000
Oracle Corp.	2,182,900	27,046,131
Symantec Corp.	348,400	7,894,744

		135,287,875

Conglomerates — 2.7%
Altria Group, Inc.	975,000	71,867,250

Consumer Products & Services — 5.1%
Avon Products, Inc.	1,277,200	34,484,400
Colgate-Palmolive Co.	385,000	20,324,150
Fortune Brands, Inc.	190,900	15,525,897
Loews Corp. - Carolina Group	600,000	23,778,000
Procter & Gamble Co.	701,300	41,699,298

		135,811,745

Electronic Components & Equipment — 5.9%
Emerson Electric Co.	600,000	43,080,000
General Electric Co.	3,337,600	112,376,992

		155,456,992

Entertainment & Leisure — 6.8%
Carnival Corp.	450,000	22,491,000
Royal Caribbean Cruises Ltd.	275,000	11,880,000
Time Warner, Inc.	4,332,000	78,452,520
Viacom, Inc. (Class “B” Stock)	2,000,000	66,020,000

		178,843,520

Finance Services — 14.7%
AMBAC Financial Group, Inc.	127,600	9,194,856
Citigroup, Inc.	2,710,300	123,372,856
Fannie Mae	2,100,000	94,122,000
Goldman Sachs Group, Inc.	200,700	24,401,106

	Shares	Value

COMMON STOCKS
(Continued)

Finance Services (cont’d.)
J.P. Morgan Chase & Co.	2,375,100	$80,587,143
Merrill Lynch & Co., Inc.	500,000	30,675,000
Morgan Stanley Dean Witter & Co.	500,000	26,970,000

		389,322,961

Financial - Bank & Trust — 2.9%
Bank of America Corp.	1,145,400	48,221,340
North Fork Bancorp, Inc.	719,300	18,342,150
Wachovia Corp.	225,000	10,707,750

		77,271,240

Healthcare Services — 1.4%
Health Management Associates, Inc. (Class “A” Stock)	1,530,800	35,927,876

Hotels & Motels — 0.5%
Hilton Hotels Corp.	631,400	14,092,848

Industrial Products — 0.6%
Illinois Tool Works, Inc.	131,600	10,834,628
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	130,200	4,977,546

		15,812,174

Insurance — 11.4%
ACE Ltd.	1,273,200	59,929,524
American International Group, Inc.	1,999,300	123,876,628
Axis Capital Holdings Ltd. (Bermuda)	1,027,900	29,305,429
MetLife, Inc.	319,200	15,905,736
WellPoint, Inc.	936,300	70,990,266

		300,007,583

Internet Services — 0.4%
Juniper Networks, Inc.	433,300	10,308,207

Medical Supplies & Equipment — 2.6%
Applera Corp. - Applied Biosystems Group	225,000	5,229,000
Boston Scientific Corp.	2,150,000	50,245,500
Zimmer Holdings, Inc.	173,000	11,917,970

		67,392,470

Oil & Gas — 9.8%
Baker Hughes, Inc.	331,300	19,771,984
BP PLC, ADR (United Kingdom)	319,600	22,643,660
ChevronTexaco Corp.	450,000	29,128,500
ConocoPhillips	672,500	47,014,475
Exxon Mobil Corp.	963,300	61,208,082
Marathon Oil Corp.	155,400	10,711,722
Nabors Industries Ltd.	408,900	29,371,287
Noble Energy, Inc.	843,196	39,545,892

		259,395,602

Pharmaceuticals — 2.1%
Forest Laboratories, Inc.	320,000	12,470,400
Lilly, (Eli) & Co.	400,000	21,408,000

1

AST ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS
(Continued)

Pharmaceuticals (cont’d.)
Pfizer, Inc.	815,000	$20,350,550

		54,228,950

Railroads — 1.6%
Union Pacific Corp.	600,000	43,020,000

Restaurants — 0.8%
McDonald’s Corp.	616,200	20,636,538

Retail & Merchandising — 3.6%
Home Depot, Inc.	2,150,000	82,001,000
Lowe’s Cos., Inc.	202,600	13,047,440

		95,048,440

Telecommunications — 4.0%
BellSouth Corp.	700,000	18,410,000
Qualcomm, Inc.	416,400	18,633,900
SBC Communications, Inc.	1,903,500	45,626,895
Verizon Communications, Inc.	694,400	22,699,936

		105,370,731

Transportation — 1.3%
United Parcel Service, Inc. (Class “B” Stock)	500,000	34,565,000

Utilities — 1.5%
FirstEnergy Corp.	416,800	21,723,616
Sempra Energy	372,800	17,543,968

		39,267,584

TOTAL LONG-TERM INVESTMENTS
(cost $2,423,347,856)		2,576,188,858

SHORT-TERM INVESTMENTS — 1.5%

REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio (j)	19,857,246	19,857,246
BlackRock Provident Institutional Funds TempFund Portfolio (j)	19,857,245	19,857,245

TOTAL SHORT-TERM INVESTMENTS
(cost $39,714,491)		39,714,491

TOTAL INVESTMENTS — 99.0%
(cost $2,463,062,347(p))		2,615,903,349
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		25,629,052

NET ASSETS — 100.0%		$2,641,532,401

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

(j) Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $2,471,121,429; accordingly, net unrealized appreciation on investments for federal income tax purposes was $144,781,920 (gross unrealized appreciation - $253,028,299; gross unrealized depreciation - $108,246,379). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

2

AST GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.3%

COMMON STOCKS

REGISTERED INVESTMENT COMPANIES
AST AllianceBernstein Core Value Portfolio	1,768,925	$21,775,464
AST AllianceBernstein Large-Cap Growth Portfolio *	2,233,203	21,438,749
AST Goldman Sachs High Yield Bond Portfolio	773,172	6,340,009
AST Goldman Sachs Small-Cap Value Portfolio	115,918	2,098,112
AST Hotchkis & Wiley Large-Cap Value Portfolio	1,239,312	21,774,704
AST LSV International Value Portfolio	1,046,067	15,199,357
AST Marsico Capital Growth Portfolio	1,306,234	23,904,079
AST Money Market Portfolio	5,989,684	5,989,684
AST PIMCO Total Return Bond Portfolio	5,099,342	58,132,504
AST Small-Cap Growth Portfolio *	147,645	2,096,560
AST T. Rowe Price Global Bond Portfolio	723,394	8,188,820
AST T. Rowe Price Natural Resources Portfolio	117,520	3,176,572
AST William Blair International Growth Portfolio	1,244,759	16,244,100

TOTAL INVESTMENTS — 99.3%
(cost $197,119,934(p))		206,358,714
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		1,373,010

NET ASSETS — 100.0%		$207,731,724

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $197,541,370; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,817,344 (gross unrealized appreciation - $11,629,897; gross unrealized depreciation - $2,812,553). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

1

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 104.5%

COMMON STOCKS — 59.9%

Aerospace — 0.4%
Boeing Co. *	981	$66,659
Lockheed Martin Corp.	12,624	770,569

		837,228

Airlines — 0.1%
Southwest Airlines Co.	9,090	134,987

Automobile Manufacturers — 1.2%
Cummins, Inc.	20,716	1,822,801
Ford Motor Co.	59,233	584,037
Navistar International Corp. *	1,497	48,548

		2,455,386

Automotive Parts — 1.0%
Goodyear Tire & Rubber Co. (The) *	72,634	1,132,364
TRW Automotive Holdings Corp. *	33,117	971,653

		2,104,017

Beverages — 1.5%
Brown-Forman Corp. (Class “B” Stock)	5,769	343,486
Coca-Cola Enterprises, Inc.	20,916	407,862
Constellation Brands, Inc. (Class “A” Stock)	13,546	352,196
Molson Coors Brewing Co. (Class “B” Stock)	321	20,547
Pepsi Bottling Group, Inc.	43,152	1,231,990
PepsiAmericas, Inc.	35,412	804,915

		3,160,996

Biotechnology — 1.3%
Amgen, Inc. *	35,177	2,802,552

Building Materials — 0.1%
USG Corp. *	2,750	188,980

Business Services — 1.0%
Accenture Ltd. (Class “A” Stock) *	31,316	797,305
Equifax, Inc.	10,823	378,156
Harland, (John H.) Co.	21,508	954,955

		2,130,416

Capital Markets — 0.2%
Franklin Resources, Inc.	5,566	467,321

Chemicals — 0.5%
FMC Corp.	19,464	1,113,730

Commercial Services — 0.4%
Alliance Data Systems Corp. *	678	26,544
Moody’s Corp.	11,050	564,434
PHH Corp. *	12,497	343,167

		934,145

Computer Hardware — 2.3%
Apple Computer, Inc. *	30,300	1,624,383
Dell, Inc. *	52,700	1,802,340
Hewlett-Packard Co.	25,359	740,483

	Shares	Value

COMMON STOCKS (Continued)

Computer Hardware (cont’d.)
International Business Machines Corp.	6,352	$509,557
Western Digital Corp. *	4,428	57,254

		4,734,017

Computer Services & Software — 1.1%
Autodesk, Inc.	7,431	345,096
Cadence Design Systems, Inc. *	5,355	86,537
Computer Sciences Corp. *	21,197	1,002,830
Global Payments, Inc.	627	48,730
Intergraph Corp.	8,006	357,948
Parametric Technology Corp. *	59,633	415,642

		2,256,783

Conglomerates — 0.5%
Cendant Corp.	36,768	758,892
Danaher Corp.	1,757	94,579
Teleflex, Inc.	2,562	180,621

		1,034,092

Consumer Products & Services — 2.9%
Black & Decker Corp.	21,531	1,767,480
Clorox Co.	7,935	440,710
Energizer Holdings, Inc. *	7,300	413,910
Johnson & Johnson	53,553	3,388,834
Kimberly-Clark Corp.	1,556	92,628

		6,103,562

Containers & Packaging — 0.4%
Greif, Inc. (Class “A” Stock)	5,640	338,964
Silgan Holdings, Inc.	15,765	524,344

		863,308

Diversified Operations — 0.1%
Seaboard Corp.	144	197,712

Electronic Components & Equipment — 0.2%
Amphenol Corp.	302	12,182
Arrow Electronics, Inc. *	10,166	318,806

		330,988

Entertainment & Leisure — 3.2%
Disney, (Walt) Co.	75,172	1,813,900
Regal Entertainment Group (Class “A” Stock)	9,616	192,705
Royal Caribbean Cruises Ltd.	9,701	419,083
Time Warner, Inc. *	99,832	1,807,958
Viacom, Inc. (Class “B” Stock)	71,144	2,348,463

		6,582,109

Environmental Services — 0.1%
Republic Services, Inc.	3,912	138,055

Farming & Agriculture
Gold Kist, Inc. *	3,314	64,789

Finance Services — 3.9%
American Express Co.	47,516	2,729,319
Asset Acceptance Capital Corp.	878	26,314
Capital One Financial Corp.	24,874	1,977,980

1

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Finance Services (cont’d.)
CompuCredit Corp. *	5,265	$233,871
Deluxe Corp. *	2,697	108,312
Morgan Stanley Dean Witter & Co.	35,132	1,895,020
Washington Mutual, Inc.	20,842	817,423
WFS Financial, Inc. *	6,757	454,003

		8,242,242

Financial - Bank & Trust — 5.1%
Bank of America Corp.	71,032	2,990,447
Comerica, Inc.	13,640	803,396
Corus Bankshares, Inc.	1,367	74,953
Downey Financial Corp.	11,129	677,756
Golden West Financial Corp.	14,559	864,659
National City Corp.	53,967	1,804,657
Northern Trust Corp.	9,520	481,236
Wachovia Corp.	14,865	707,425
Wells Fargo & Co.	37,355	2,187,882

		10,592,411

Food — 2.1%
Archer-Daniels-Midland Co.	47,359	1,167,873
Chiquita Brands International, Inc. *	14,484	404,828
Kroger Co. (The) *	34,215	704,487
Performance Food Group Co. *	8,626	272,236
Pilgrim’s Pride Corp.	53,185	1,935,934

		4,485,358

Healthcare Services — 0.6%
UnitedHealth Group, Inc.	22,493	1,264,107

Industrial Products — 0.1%
Quanex Corp.	2,698	178,662

Insurance — 3.6%
Aetna, Inc. *	584	50,306
Arch Capital Group Ltd. *	6,313	313,062
Axis Capital Holdings Ltd.	29,861	851,337
Berkley, (W.R.) Corp.	42,708	1,686,112
Chubb Corp.	13,296	1,190,657
Endurance Specialty Holdings Ltd.	48,974	1,670,503
First American Corp.	24,358	1,112,430
Loews Corp. *	1,250	115,512
MetLife, Inc.	758	37,771
Protective Life Corp.	2,096	86,313
St. Paul Travelers Cos., Inc. (The)	293	13,147
Zenith National Insurance Corp.	6,832	428,298

		7,555,448

Internet Services
Symantec Corp. *	2,987	67,685

Medical Supplies & Equipment — 2.1%
Applera Corp. - Applied Biosystems Group	17,527	407,328
Becton, Dickinson & Co.	30,526	1,600,478
Kinetic Concepts, Inc. *	5,264	298,995

	Shares	Value

COMMON STOCKS (Continued)

Medical Supplies & Equipment (cont’d.)
McKesson Corp.	43,792	$2,077,930

		4,384,731

Metals & Mining — 1.9%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	25,319	1,230,250
Nucor Corp.	6,727	396,826
Phelps Dodge Corp.	18,290	2,376,420

		4,003,496

Oil & Gas — 6.1%
ChevronTexaco Corp.	22,116	1,431,569
ConocoPhillips	9,287	649,254
Exxon Mobil Corp.	90,073	5,723,238
Kerr-McGee Corp.	3,954	383,973
Marathon Oil Corp.	28,569	1,969,261
Sunoco, Inc.	27,243	2,130,403
Valero Energy Corp.	3,047	344,494
Veritas DGC, Inc.	2,253	82,505

		12,714,697

Paper & Forest Products — 0.3%
Potlatch Corp.	13,392	697,991

Pharmaceuticals — 3.8%
Allergan, Inc.	4,392	402,395
AmerisourceBergen Corp.	16,905	1,306,757
Cardinal Health, Inc.	31,463	1,996,013
Express Scripts, Inc.	1,621	100,826
Gilead Sciences, Inc. *	13,285	647,777
Hospira, Inc.	27,831	1,140,236
King Pharmaceuticals, Inc. *	55,317	850,775
Pfizer, Inc.	58,867	1,469,909

		7,914,688

Printing & Publishing — 0.2%
Dex Media Inc.	9,544	265,228
Scholastic Corp. *	487	17,999
Wiley, (John) & Sons, Inc.	4,815	200,978

		484,205

Railroads — 0.1%
Burlington Northern Santa Fe Corp.	532	31,814
Union Pacific Corp.	2,152	154,298

		186,112

Real Estate Investment Trust — 0.3%
CBL & Associates Properties, Inc.	601	24,635
Trizec Properties, Inc.	22,596	521,064

		545,699

Restaurants — 0.3%
Darden Restaurants, Inc.	18,101	549,727

Retail & Merchandising — 2.5%
7-Eleven, Inc. *	6,691	238,266
American Eagle Outfitters, Inc.	652	15,342
Barnes & Noble, Inc. *	5,085	191,704
Best Buy Co., Inc.	12,849	559,317

2

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
Charming Shoppes, Inc. *	13,391	$142,882
Children’s Place Retail Stores, Inc. (The) *	8,870	316,127
Federated Department Stores, Inc.	24,484	1,637,245
Home Depot, Inc.	28,784	1,097,822
Longs Drug Stores Corp.	9,937	426,198
Payless Shoesource, Inc. *	16,286	283,376
Sears Holdings Corp. *	1,061	132,010
SUPERVALU, Inc.	3,182	99,024

		5,139,313

Semi-Conductor & Semi-Conductor Instruments — 0.7%
Texas Instruments, Inc.	42,046	1,425,359

Semiconductors — 1.7%
Emulex Corp. *	6,860	138,641
Intel Corp.	134,920	3,325,778

		3,464,419

Software — 0.6%
Intuit, Inc. *	5,168	231,578
Microsoft Corp.	20,639	531,041
Oracle Corp. *	40,340	499,813

		1,262,432

Software
BMC Software, Inc. *	604	12,744

Telecommunications — 2.5%
ALLTEL Corp.	2,766	180,094
AT&T Corp.	10,861	215,048
BellSouth Corp.	15,910	418,433
CenturyTel, Inc.	656	22,947
Cisco Systems, Inc. *	24,905	446,547
Harris Corp.	11,126	465,067
Motorola, Inc.	9,267	204,708
SBC Communications, Inc.	15,132	362,714
Sprint Corp.	84,359	2,006,057
Verizon Communications, Inc.	25,650	838,498

		5,160,113

Transportation — 0.3%
FedEx Corp.	1,015	88,437
United Parcel Service, Inc. (Class “B” Stock)	8,655	598,320

		686,757

Utilities — 2.6%
AES Corp. *	48,517	797,135
Allegheny Energy, Inc. *	5,553	170,588
Constellation Energy Group, Inc.	4,022	247,755
Entergy Corp.	6,010	446,663
TXU Corp.	20,117	2,270,807

	Shares	Value

COMMON STOCKS (Continued)

Utilities (cont’d.)
UGI Corp.	52,992	$1,491,725

		5,424,673

TOTAL COMMON STOCKS
(cost $113,906,166)		125,078,242

			Principal
Interest	Maturity		Amount
Rate	Date		(000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.9%
Federal Home Loan Bank
4.60%	04/11/08		2,820	2,810,770

Federal Home Loan Mortgage Assoc.
5.00%	10/15/19		1,900	1,895,250
Federal Home Loan Mortgage Corp.
	12/15/14	-
4.50%	01/01/19		2,196	2,168,459

6.50%	06/01/16		250	257,807

	06/01/14	-
7.00%	08/01/29		271	282,893
5.50%	12/01/33		536	536,894

				5,141,303

Federal National Mortgage Assoc.
5.242%	07/01/35		1,227	1,247,477

	03/01/27	-
7.50%	09/01/30		104	110,351

	05/01/11	-
7.00%	06/01/32		660	690,748

	12/01/13	-
6.00%	10/15/34		4,969	5,055,319

4.50%	05/01/19		903	884,866

	01/01/32	-
6.50%	10/15/34		870	895,037

	12/01/16	-
5.50%	01/01/34		6,453	6,456,554
Notes
5.25%	04/15/07		3,850	3,898,472
6.125%	03/15/12		1,000	1,085,626

	10/15/19	-
5.00%	11/01/33		4,097	4,069,904

3

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

				Principal
Interest	Maturity			Amount
Rate	Date			(000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

Federal National Mortgage Assoc. (cont’d.)
5.50%	TBA			$2,550	$2,586,656

					26,981,010

Government National Mortgage Assoc.
8.00%	03/15/27			10	11,241
8.75%	04/15/27			5	5,155

	12/15/27	-
7.00%	05/15/31			165	173,980

	03/15/28	-
6.50%	04/15/28			68	70,739

	04/15/28	-
6.00%	05/15/28			73	74,674
7.50%	05/15/30			50	52,846

					388,635

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(cost $35,457,031)					35,321,718

			Moody’s
			Ratings

CORPORATE OBLIGATIONS — 10.5%

Beverages — 0.1%
Miller Brewing Co., Notes 144A(g)
4.25%	08/15/08		Baa1	300	295,740

Broadcasting — 0.3%
Cox Communications, Inc.,
4.625%	01/15/10		Baa3	395	386,211
News America Holdings Co., Gtd. Notes
7.75%	01/20/24		Baa3	150	172,070

					558,281

Cable Television — 0.3%
Comcast Corp., Gtd. Notes
5.50%	03/15/11		Baa2	600	611,436

Commercial Services — 0.1%
D.R. Horton, Inc., Sr. Notes
7.875%	08/15/11		Ba1	210	229,312

Computer Services & Software — 0.1%
Computer Associates International, Inc. Sr. Notes 144A(g)
4.75%	12/01/09		Ba1	260	255,090

Construction — 0.1%
KB Home & Broad Home Corp., Notes
6.375%	08/15/11		Ba1	160	160,379

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings	(000)	Value

CORPORATE OBLIGATIONS (Continued)

Construction (cont’d.)

Consumer Products & Services — 0.3%
General Electric Co., Notes
5.00%	02/01/13		Aaa	580	$584,821

Containers & Packaging — 0.1%
Ball Corp., Gtd. Notes
7.75%	08/01/06		Ba2	250	254,375

Energy
XTO Energy, Inc., Notes
5.30%	06/30/15		Baa3	100	99,977

Entertainment & Leisure — 0.3%
Disney, (Walt) Co., Notes
5.50%	12/29/06		Baa1	400	404,332
Park Place Entertainment, Inc., Sr. Sub. Notes
7.875%	12/15/05		Ba2	300	301,875

					706,207

Environmental Services — 0.1%
Waste Management, Inc. Sr. Notes
7.00%	07/15/28		Baa3	210	236,434

Federal Home Loan Mortgage Corp. — 0.9%
Federal Home Loan Mortgage Corp.
7.00%	03/15/10		Aaa	1,800	1,978,486

Finance Services — 1.2%
American General Finance, Notes
4.50%	11/15/07		A1	300	298,927
Bank of America Corp., Sr. Notes
4.375%	12/01/10		Aa2	600	588,967
Capital One Financial, Notes
4.80%	02/21/12		Baa3	260	253,561
Ford Motor Credit Co., Notes
6.50%	01/25/07		A3	130	130,151
Ford Motor Credit Corp., Notes
7.375%	10/28/09		A3	440	425,017
General Motors Acceptance Corp.
6.15%	04/05/07		NR	250	248,096
General Motors Acceptance Corp.,
6.75%	12/01/14		Baa2	100	86,984
John Deere Capital Corp.,
4.50%	08/25/08		A3	270	268,947
Morgan Stanley, Notes
4.25%	05/15/10		Aa3	150	146,212

					2,446,862

Financial - Bank & Trust — 0.9%
Citigroup, Inc., Sub. Notes
5.00%	09/15/14		Aa2	1,108	1,102,018
General Electric Capital Corp., Notes
6.125%	02/22/11		Aaa	190	201,510
HSBC Finance Corp.
4.625%	09/15/10		A2	170	167,821
PNC Bank NA
4.875%	09/21/17		A2	200	194,087

4

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS (Continued)

Financial - Bank & Trust (cont’d.)
Wells Fargo & Co.
4.625%	08/09/10	Aa1	270	$268,654

				1,934,090

Financial - Brokerage — 0.6%
Goldman Sachs Group, Inc., Notes
5.25%	10/15/13	Aa3	500	504,514
Merrill Lynch & Co., Inc., Notes
2.07%	06/12/06	Aa3	350	344,157
Merrill Lynch & Company
4.25%	02/08/10	Aa3	200	195,520
Morgan Stanley, Notes
4.00%	01/15/10	Aa3	100	96,779
Morgan Stanley, Sr. Sub. Notes
4.75%	04/01/14	A1	120	115,772

				1,256,742

Food — 0.2%
Cadbury Schweppes US Finance LLC 144A(g)
3.875%	10/01/08	Baa2	190	185,363
Kroger Co.,
6.80%	04/01/11	Baa2	140	149,202

				334,565

Insurance — 0.4%
Genworth Financial, Inc.,
Notes
4.95%	10/01/15	A2	120	118,046
5.75%	06/15/14	A2	300	314,377
Monumental Global Funding II, Notes 144A(g)
3.85%	03/03/08	Aa3	350	343,491

				775,914

Internet Services
IAC Interactive Corp., Notes
7.00%	01/15/13	Baa3	50	52,713

Medical Supplies & Equipment — 0.3%
Beckman Coulter, Inc., Gtd. Notes
7.45%	03/04/08	Baa3	400	423,011
Schering-Plough Corp., Notes
5.55%	12/01/13	Baa1	150	154,669

				577,680

Metals & Mining — 0.1%
Alcan, Inc.
4.50%	05/15/13	Baa1	200	192,974

Miscellaneous — 0.7%
Morgan Stanley Traded Custody Receipts Series 2002-2, Sub. Notes 144A(c)(f)(g)
7.71%	03/01/32	Baa1	969	1,153,546

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS (Continued)

Miscellaneous (cont’d.)
Quebec Province
5.00%	07/17/09	A1	250	$253,905

				1,407,451

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Debs.
7.95%	04/15/29	Baa1	250	315,869
Devon Energy Corp., Sr. Notes
2.75%	08/01/06	Baa2	300	295,039
Enterprise Products Operations
4.95%	06/01/10	Baa3	360	353,819
Nexen, Inc., Notes
5.875%	03/10/35	Baa2	105	102,921

				1,067,648

Railroads — 0.3%
Canadian National Railways Co., Bonds
6.25%	08/01/34	Baa1	300	332,363
Norfolk Southern Corp.
5.64%	05/17/29	Baa1	240	240,722
Norfolk Southern Corp., Bonds
7.80%	05/15/27	Baa1	10	12,668

				585,753

Restaurants — 0.4%
Yum! Brands, Inc., Sr. Notes
8.875%	04/15/11	Baa3	650	769,930

Retail & Merchandising — 0.4%
CVS Corp., Notes
4.00%	09/15/09	A3	160	155,553
May Department Stores Co., Notes
4.80%	07/15/09	Baa1	500	498,017
Safeway, Inc., Notes
6.50%	03/01/11	Baa2	180	187,759

				841,329

Telecommunications — 0.9%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2	48	56,792
AT&T Corp., Sr. Notes
9.05%	11/15/11	Ba1	183	206,104
British Telecom PLC, Notes (United Kingdom)
7.00%	05/23/07	Baa1	270	279,106
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)
8.50%	06/15/10	A3	180	204,071
Deutsche Telekom International Finance, Gtd. Notes (Germany)
5.25%	07/22/13	A3	100	100,960
France Telecom SA, Notes
8.00%	03/01/11	A3	100	113,547
Nextel Communications,
5.95%	03/15/14	Baa2	290	296,863
Sprint Capital Corp., Gtd. Notes
8.75%	03/15/32	Baa2	100	134,093
Sprint Capital Corp., Notes
8.375%	03/15/12	Baa2	240	282,441

5

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS (Continued)

Telecommunications (cont’d.)
Telecom Italia Capital
5.25%	10/01/15	Baa2	$80	$78,610
Telecom Italia Capital SA 144A(g)
4.00%	01/15/10	Baa2	140	134,430

				1,887,017

Utilities — 0.9%
Carolina Power & Light
5.15%	04/01/15	A3	50	50,082
CenterPoint Energy Resources Corp., Debs.
6.50%	02/01/08	Baa3	350	361,740
Dominion Resources, Inc.
4.75%	12/15/10	Baa1	140	138,444
Dominion Resources, Inc., Notes
4.125%	02/15/08	Baa1	300	295,850
Nisource Finance Corp.,
5.25%	09/15/17	Baa3	120	117,292
Pacific Gas & Electric Corp., First Mortgage
6.05%	03/01/34	Baa1	150	156,059
Tampa Electric Co., Notes
6.375%	08/15/12	Baa2	300	322,822
Verizon Virginia, Inc., Debs.
4.625%	03/15/13	Aa3	150	143,584
Vodafone Group PLC.,
5.00%	09/15/15	A2	210	208,404

				1,794,277

TOTAL CORPORATE OBLIGATIONS
(cost $21,728,568)				21,895,483

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.5%
Bank of America Commercial Mortgage, Inc., Series 2004-1, Class XP (IO)
Zero	11/10/39	AAA(d)	5,423	136,284
Bank of America Mortgage Securities, Series 2004-F, Class 2A5
4.166%	07/25/34	Aaa	2,000	1,953,935
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 Class-4A2
4.567%	08/25/35	Aaa	1,050	1,029,220
Bear Stearns Commercial Mortgage Securities, Series 2004- BA5A, Class A1 144A(g)
3.898%	09/15/19	Aaa	611	610,560
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class-X2
Zero	08/13/46	AAA(d)	7,500	280,201
Citigroup Commercial Mortgage Trust, Series 2004-FL1, Class A1
3.898%	07/15/18	Aaa	1,340	1,339,957
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X
Zero	09/15/30	AAA(d)	6,494	217,322
Federal National Mortgage Assoc., Series 2003-52, Class KF
4.041%	07/25/17	NR	488	489,245
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1
4.321%	10/15/38	Aaa	354	353,032
LB-UBS Commercial Mortgage Trust 2005-C3 Class A3
4.647%	07/15/30	Aaa	1,000	983,733

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)

LB-UBS Commerical Mortgage Trust, Series 2003-C5, Class A2
3.478%	07/15/27	NR	1,100	$1,065,070
Lehman Brothers Commercial Mortgage Trust, Series 2005-LLFA, Class A1(c)(g)
3.868%	07/15/18	Aaa	600	599,690
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%	12/25/33	AAA(d)	124	124,853
Washington Mutual, Series 2004-AR4, Class A6
3.806%	06/25/34	Aaa	850	822,701
Washington Mutual, Series 2004-AR9, Class A7
4.207%	08/25/34	Aaa	950	934,115
Washington Mutual, Series 2005-AR11, Class A1C1(c)
3.841%	07/25/45	Nr	475	475,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $11,568,696)				11,414,918

U.S. TREASURY OBLIGATIONS — 4.8%

U.S. Treasury Bonds
5.375%	02/15/31		1,475	$1,652,460
6.25%	08/15/23		1,000	1,195,742
8.00%	11/15/21		1,000	1,384,297
U.S. Treasury Inflationary Bonds, TIPS
1.875%	07/15/15		2,390	2,422,528
3.00%	07/15/12		1,400	1,655,936
U.S. Treasury Notes
4.125%	05/15/15		800	786,218
4.25%	08/15/14		610	606,187
4.75%	05/15/14		250	257,559

TOTAL U.S. TREASURY OBLIGATIONS
(cost $9,991,947)				9,960,927

		Moody’s
		Ratings

ASSET-BACKED SECURITIES — 4.5%

ABSC NIMS Trust, Series 2004-HE5, Class A1 144A(g)
5.00%	08/27/34	BBB+(d)	35	$34,560
Accredited Mortgage Loan Trust, Series 2004-4, Class A2A
3.98%	01/25/35	Aaa	306	306,392
Ameriquest Finance NIM Trust, Series 2004-RN4, Class A 144A(g)
4.60%	07/25/34	BBB+(d)	11	11,235
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A 144A(g)
5.193%	06/25/34	BBB+(d)	22	22,082
Argent NIM Notes, Series 2004-WN9, Class A 144A(g)
5.19%	10/25/34	BBB(d)	33	32,599
Argent NIM Trust, Series 2004-WN10, Class A 144A(g)
4.212%	11/25/34	A-(d)	26	26,405
Argent NIM Trust, Series 2004-WN8, Class A 144A(g)
4.70%	07/25/34	BBB+(d)	9	9,384
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1
4.45%	05/26/34	A-(d)	27	26,776

6

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

ASSET-BACKED SECURITIES (Continued)

Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4
3.828%	03/15/10	Aaa	1,125	$1,125,886
Centex Home Equity, Series 2004-C, Class AF1
2.82%	01/25/19	Aaa	103	102,772
CNH Equipment Trust, Series 2004-A, Class A3A
3.838%	10/15/08	Aaa	225	225,083
Commercial Mortgage Pass-Through, Series 2004-HTL1, Class A1
4.008%	07/15/16	Aaa	342	342,315
Countrywide Asset-Backed Certificates Series 2004-11N, Class-N 144A(g)
5.25%	04/25/36	BBB(d)	25	24,497
Countrywide Asset-Backed Certificates, Series 2004-11, Class-A1
4.02%	09/25/21	AAA(d)	34	34,158
Countrywide Asset-Backed Certificates, Series 2004-13, Class AV1
3.97%	12/25/34	Aaa	305	305,470
Countrywide Asset-Backed Certificates, Series 2004-5N, Class N1
5.50%	10/25/35	BBB(d)	27	27,065
Countrywide Asset-Backed Certificates, Series 2005-7 3Avi
3.761%	11/25/25	Aaa	1,779	1,778,851
Equifirst Mortgage Loan Trust , Series 2004-3, Class A1
3.99%	12/25/34	Aaa	160	160,225
Finance America NIM Trust, Series 2004-1, Class A
5.25%	06/27/34	BBB+(d)	23	22,748
First Franklin Mortgage Loan Asset Backed, Series 2004-Ff11, Class 2A1(c)
3.98%	01/25/35	Aaa	279	279,226
Ford Credit Floorplan Master Owner Trust, Series 2004-1, Class A(c)
3.91%	07/15/09	Aaa	3,300	3,301,942
Fremont NIM Trust, Series 2004-B, Class Notes 144A(g)
4.703%	05/25/34	BBB+(d)	5	4,541
GSAMP Trust, Series 2004-Min1, Class N1 144A(g)
5.50%	09/25/34	BBB(d)	31	31,135
Long Beach Asset Holdings Corp., Series 2004-5, Class Notes 144A(g)
5.00%	09/25/34	Nr	27	26,985
Long Beach Asset Holdings Corp., Series 2005-1, Class N1 144A(g)
4.115%	02/25/35	Nr	102	101,930
Park Place Securities, Inc., Series 2004-WHQ2, Class A3B(c)
3.99%	02/25/35	Aaa	412	411,792
Residential Asset Securities Corp., Series 2004-KS2, Class MI1(c)
4.71%	03/25/34	Aa2	110	107,316
Sail Net Interest Margin Notes, Series 2004-8A, Class A 144A(g)
5.00%	09/27/34	A-(d)	43	42,719
Sail Net Interest Margin Notes, Series 2004-BNCA, Class A 144A(g)
5.00%	09/27/34	A-(d)	24	23,647
Sharps SP I LLC Net Interest Margin Trust, Series 2004-OP1N, Class NA 144A(g)
5.19%	04/25/34	BBB(d)	24	24,074

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust, Series 2005-2, Class A1
3.63%	04/25/10	Aaa	$444	$443,942

TOTAL ASSET-BACKED SECURITIES
(cost $9,419,735)				9,417,752

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%

Federal Home Loan Mortgage Corp. — 1.7%
Federal Home Loan Mortgage Corp. (cost $3,636,300)
4.25%	02/28/07		3,620	3,614,270

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $3,636,300)				3,614,270

MUNICIPAL BONDS — 0.7%

Illinois — 0.1%
Illinois State Taxable Pension
5.10%	06/01/33	Aa3	300	296,004

Massachusetts — 0.6%
Massachusetts State Spl Obligation Tax Revenue
5.50%	01/01/34	Aaa	1,000	1,171,420

TOTAL MUNICIPAL BONDS
(cost $1,523,727)				1,467,424

TOTAL LONG-TERM INVESTMENTS
(cost $207,232,170)				218,170,734

SHORT-TERM INVESTMENTS — 1.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Banks
3.18%	10/03/05		3,650	3,650,000

TOTAL SHORT-TERM INVESTMENTS
(cost $3,650,000)				3,650,000

TOTAL INVESTMENTS — 106.3%
(cost $210,882,170 (p))				221,820,734
LIABILITIES IN EXCESS OF OTHER ASSETS(u) — (6.3)%				(13,052,151)

NET ASSETS — 100.0%				$208,768,583

The following abbreviations are used in portfolio descriptions:

7

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (Continued) .

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

TBA	Securities purchased on a forward commitment basis.

TIPS	Treasury Inflation Protected Securities

*	Non-incoming producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of September 30, 2005.

(g)	Indicates a security that has been deemed illiquid.

(p)

The United States federal income tax basis of the Fund’s investments was $212,092,310; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,728,424 (gross unrealized appreciation - $13,250,414; gross unrealized depreciation - $3,521,990). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	September 30, 2005	Appreciation

Long Position:
4	S&P 500	Dec 05	$1,227,950	$1,234,300	$6,350

(1)	Cash of $64,000 has been segregated with the custodian to cover requirements for the above open futures contracts at September 30, 2005.

8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS — 66.5%

Advertising — 0.3%
Aegis Group PLC (United Kingdom)	81,924	$202,296
Getty Images, Inc. *	1,700	146,268
Lamar Advertising Co. *	6,700	303,912
Omnicom Group, Inc.	4,100	342,883
Publicis Groupe SA (France)	6,448	205,208
WPP Group PLC (United Kingdom)	15,678	159,556
WPP Group PLC, ADR (United Kingdom)	1,300	66,456

		1,426,579

Aerospace — 1.1%
BAE Systems PLC (United Kingdom)	25,500	154,495
Boeing Co. *	15,700	1,066,815
General Dynamics Corp.	9,800	1,171,590
Goodrich Corp.	9,400	416,796
Lockheed Martin Corp.	8,300	506,632
MTC Technologies, Inc. *	1,300	41,574
Rockwell Collins, Inc.	7,600	367,232
Triumph Group, Inc. *	1,400	52,038
United Technologies Corp.	20,800	1,078,272

		4,855,444

Airlines — 0.2%
Frontier Airlines, Inc. *	5,500	53,790
Qantas Airways Ltd. (Australia)	25,574	65,724
SkyWest, Inc.	5,700	152,874
Southwest Airlines Co.	29,400	436,590

		708,978

Automobile Manufacturers — 0.5%
Bayerische Motoren Werke AG (Germany)	4,642	217,916
General Motors Corp.	19,700	603,017
Honda Motor Co. Ltd. (Japan)	3,100	175,317
Oshkosh Truck Corp.	4,200	181,272
Renault SA * (France)	2,339	221,517
Rolls-Royce Group PLC (United Kingdom)	22,576	148,725
Toyota Motor Corp. (Japan)	12,500	572,586

		2,120,350

Automotive Parts — 0.2%
Autoliv AB (Sweden)	5,000	216,658
Autoliv, Inc.	2,400	104,400
Bridgestone Corp. (Japan)	7,000	149,841
Koito Manufacturing Co. Ltd. (Japan)	12,000	147,992
O’ Reilly Automotive, Inc. *	6,800	191,624

		810,515

Beverages — 1.3%
Allied Domecq PLC (United Kingdom)	18,120	218,766
Anheuser-Busch Cos., Inc.	14,600	628,384

	Shares	Value

COMMON STOCKS (Continued)

Beverages (cont’d.)
Asahi Breweries Ltd. (Japan)	9,300	$117,725
Boston Beer Co., Inc. (Class “A” Stock)	2,100	52,500
Coca-Cola Co.	51,400	2,219,966
Coca-Cola Enterprises, Inc.	9,500	185,250
Diageo PLC (United Kingdom)	6,932	99,647
Kirin Brewery Co. Ltd. (Japan)	16,000	176,180
Lion Nathan Ltd. (New Zealand)	14,819	94,719
PepsiCo, Inc.	36,700	2,081,257

		5,874,394

Broadcasting — 0.5%
Cox Radio, Inc. (Class “A” Stock) *	2,500	38,000
Discovery Holding Co. (Class “A” Stock) *	3,052	44,071
Emmis Communications Corp. (Class “A” Stock) *	2,100	46,389
Gestevision Telecinco SA (Spain)*	3,613	75,556
Liberty Media Corp. (Class “A” Stock) *	74,624	600,723
Meredith Corp.	2,100	104,769
News Corp., Inc. (Class “A” Stock)	49,100	765,469
Radio One, Inc. (Class “D” Stock) *	4,900	64,435
Scripps, (E.W.) Co. (Class “A” Stock)	2,700	134,919
Univision Communications, Inc. (Class “A” Stock)	16,300	432,439

		2,306,770

Building Materials — 0.3%
Boral Ltd. (Australia)	58,373	359,239
Bouygues SA (France)	6,438	299,210
Cemex SA de CV (Mexico)*	34,996	182,511
Holcim Ltd. (Switzerland)	1,638	108,753
Nobia AB (Sweden)*	5,334	89,770
Pilkington PLC (United Kingdom)	64,457	158,027
SCP Pool Corp.	3,012	105,209
Trex Co., Inc. *	1,500	36,000
Universal Forest Products, Inc.	600	34,392

		1,373,111

Business Services — 0.6%
Accenture Ltd. (Class “A” Stock) *	22,100	562,666
ChoicePoint, Inc. *	1,366	58,970
Corporate Executive Board Co. (The)	2,600	202,748
Downer EDI Ltd. (Australia)	22,134	101,952
Fair Isaac Corp.	2,797	125,306
First Data Corp.	19,200	768,000
Fiserv, Inc. *	2,100	96,327
Indra Sistemas SA (Spain)	10,447	229,142
Iron Mountain, Inc. *	3,525	129,368
Manpower, Inc.	1,000	44,390
Navigant Consulting, Inc. *	1,300	24,908
Robert Half International, Inc.	8,700	309,633

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Business Services (cont’d.)
TRANS COSMOS, Inc. (Japan)	3,000	$140,063
TTM Technologies, Inc. *	4,800	34,320
Wireless Facilities, Inc. *	5,000	29,000

		2,856,793

Cable Television — 0.5%
Comcast Corp. (Class “A” Stock)	50,000	1,469,000
DIRECTV Group, Inc. (The) *	9,055	135,644
Liberty Global, Inc. (Class “A” Stock) *	1,246	33,742
Rogers Communications, Inc. (Class “B” Stock) (Canada)	14,000	552,300

		2,190,686

Capital Markets — 0.1%
Mellon Financial Corp.	7,000	223,790

Chemicals — 1.0%
Arch Chemicals, Inc.	2,950	68,587
Avery Dennison Corp. *	5,600	293,384
BASF AG (Germany)	3,307	248,407
Cabot Corp.	7,500	247,575
Dow Chemical Co.	7,800	325,026
DSM NV (Netherlands)	4,512	177,270
DuPont, (E.I.) de Nemours & Co.	27,659	1,083,403
Ferro Corp.	4,400	80,608
Kaneka Corp. (Japan)	14,000	182,646
Lyondell Chemical Co.	6,300	180,306
Minerals Technologies, Inc.	2,400	137,304
Mitsubishi Gas Chemical Co., Inc. (Japan)	20,000	133,545
Mitsui Chemicals, Inc. (Japan)*	13,000	76,727
Mosaic Co. (The) *	3,600	57,672
Nova Chemicals Corp. (Canada)	15,900	585,120
Symyx Technologies, Inc. *	3,300	86,196
Valspar Corp.	800	17,888
Waters Corp. *	5,500	228,800
Yara International ASA (Norway)*	7,866	141,975

		4,352,439

Clothing & Apparel — 0.2%
Adidas-Salomon AG (Germany)	693	120,418
Aoyama Trading Co. Ltd. (Japan)	1,900	53,559
Chico’s FAS, Inc. *	4,300	158,240
Cintas Corp.	3,200	131,360
NIKE, Inc. (Class “B” Stock)	4,300	351,224

		814,801

Commercial Services
Jackson Hewitt Tax Service, Inc.	2,300	54,993

Computer Hardware — 1.5%
Creative Technology Ltd. (Singapore)	3,800	28,072
Dell, Inc. *	106,100	3,628,620
Gateway, Inc. *	74,000	199,800
Insight Enterprises, Inc. *	2,900	53,940
International Business Machines Corp.	35,050	2,811,711

	Shares	Value

COMMON STOCKS (Continued)

Computer Hardware (cont’d.)
Lexmark International, Inc. (Class “A” Stock) *	1,100	$67,155
Mercury Computer Systems, Inc. *	2,200	57,750

		6,847,048

Computer Services & Software — 3.3%
Activision, Inc. *	4,633	94,745
Automatic Data Processing, Inc.	19,700	847,888
Avid Technology, Inc. *	2,300	95,220
CACI International, Inc. (Class “A” Stock) *	500	30,300
Cadence Design Systems, Inc. *	2,000	32,320
CDW Corp.	6,300	371,196
Cisco Systems, Inc. *	143,300	2,569,369
Cognizant Technology Solutions Corp. *	1,400	65,226
DST Systems, Inc. *	2,100	115,143
Electronic Arts, Inc. *	6,700	381,163
EMC Corp. *	82,500	1,067,550
F5 Networks, Inc. *	1,800	78,246
Factset Research Systems, Inc.	1,100	38,764
Global Payments, Inc.	800	62,176
Henry, (Jack) & Associates, Inc.	1,500	29,100
Inforte Corp. *	6,500	27,235
Inprise Corp. *	5,700	33,174
Logicacmg PLC (United Kingdom)	15,118	46,930
Macrovision Corp. *	1,600	30,560
Mercury Interactive Corp. *	14,700	582,120
Microsoft Corp.	205,300	5,282,369
NetIQ Corp. *	10,000	122,400
Oracle Corp. *	137,100	1,698,669
Red Hat, Inc. *	7,300	154,687
SAP AG (Germany)	1,379	238,327
SERENA Software, Inc. *	2,100	41,853
SRA International, Inc. (Class “A” Stock) *	2,000	70,960
Tech Data Corp. *	1,600	58,736
Trend Micro, Inc. (Japan)	2,000	63,249
Websense, Inc. *	1,900	97,299

		14,426,974

Conglomerates — 2.1%
Altria Group, Inc. *	60,100	4,429,971
DCC PLC (Ireland)	12,315	247,173
GKN PLC (United Kingdom)*	22,940	119,260
Honeywell International, Inc.	37,500	1,406,250
Hutchison Whampoa Ltd. (Hong Kong)	23,400	242,074
Mitsubishi Corp. (Japan)	16,800	331,501
Sumitomo Corp. (Japan)	16,000	168,851
Teleflex, Inc.	3,000	211,500
Tyco International Ltd.	74,900	2,085,965

		9,242,545

Construction — 0.3%
Grupo Acciona SA (Spain)	3,579	409,711
Insituform Technologies, Inc. (Class “A” Stock) *	4,300	74,347

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Construction (cont’d.)
JGC Corp. (Japan)	14,000	$255,902
NCC AB (Sweden)	12,814	243,749
Toll Brothers, Inc. *	3,000	134,010

		1,117,719

Consumer Products & Services — 2.5%
Avon Products, Inc.	10,400	280,800
Colgate-Palmolive Co.	12,600	665,154
Digital Theater Systems, Inc. *	1,000	16,840
Dollar Thrifty Automotive Group, Inc. *	3,000	101,010
Fossil, Inc. *	2,900	52,751
Gillette Co.	23,800	1,385,160
Hasbro, Inc.	5,700	112,005
Johnson & Johnson	64,946	4,109,783
Kimberly-Clark Corp.	9,100	541,723
L’Oreal SA (France)	837	64,833
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	1,800	62,694
Newell Rubbermaid, Inc.	4,200	95,130
Pacific Brands Ltd. (Australia)	34,788	75,609
Procter & Gamble Co.	59,600	3,543,816
Yamato Transport Co. Ltd. (Japan)	7,000	115,063

		11,222,371

Containers & Packaging
DS Smith PLC (United Kingdom)	46,773	124,778
Smurfit-Stone Container Corp. *	2,500	25,900

		150,678

Diversified Operations — 2.3%
General Electric Co.	299,000	10,067,330

Electronic Components & Equipment — 0.9%
Advanced Energy Industries, Inc. *	3,000	32,280
Agilent Technologies, Inc. *	18,200	596,050
Alpine Electronics, Inc. (Japan)	4,700	75,849
AVX Corp.	3,200	40,768
Belden CDT, Inc.	1,450	28,174
CyberOptics Corp. *	3,200	44,576
Engineered Support Systems, Inc.	1,600	65,664
Fanuc Ltd. (Japan)	2,600	210,254
Flextronics International Ltd. (Singapore)*	24,100	309,685
FLIR Systems, Inc. *	2,900	85,782
Gentex Corp.	3,100	53,940
Harman International Industries, Inc.	500	51,135
Jabil Circuit, Inc. *	15,100	466,892
Koninklijke (Royal) Philips Electronics NV (Netherlands)*	4,466	118,675
Kyocera Corp. (Japan)	900	62,632
Littelfuse, Inc. *	1,100	30,943
Neopost SA (France)	1,346	130,467
Nikon Corp. (Japan)	8,000	100,916
Pioneer Corp. (Japan)	6,400	91,106
Plexus Corp. *	3,900	66,651

	Shares	Value

COMMON STOCKS (Continued)

Electronic Components & Equipment (cont’d.)
Siemens AG (Germany)	4,212	$324,487
Sony Corp. (Japan)	8,300	272,718
Sumitomo Electric Industries Ltd. (Japan)	8,900	119,952
TDK Corp. (Japan)	1,400	99,771
Tektronix, Inc.	2,800	70,644
Thomson Multimedia (France)	10,135	210,727
Toshiba Corp. (Japan)	25,000	110,113

		3,870,851

Entertainment & Leisure — 1.6%
Brunswick Corp.	11,300	426,349
Carnival Corp.	17,700	884,646
Dolby Laboratories, Inc. (Class “A” Stock) *	1,600	25,600
DreamWorks Animation SKG, Inc. (Class “A” Stock) *	1,900	52,554
Harrah’s Entertainment, Inc. *	3,700	241,203
International Game Technology Group, Inc.	25,200	680,400
Marvel Entertainment, Inc.	2,900	51,823
Mattel, Inc.	9,300	155,124
Royal Caribbean Cruises Ltd.	8,900	384,480
Shuffle Master, Inc. *	1,700	44,931
Station Casinos, Inc.	2,000	132,720
Time Warner, Inc. *	108,300	1,961,313
Viacom, Inc. (Class “B” Stock)	40,100	1,323,701
WMS Industries, Inc. *	10,200	286,926
Wynn Resorts Ltd. *	14,400	650,160

		7,301,930

Environmental Services — 0.1%
Republic Services, Inc.	13,400	472,886
Waste Connections, Inc. *	1,100	38,588

		511,474

Farming & Agriculture — 0.1%
Monsanto Co.	6,800	426,700

Finance Services — 5.3%
Aiful Corp. (Japan)	2,550	213,623
Aktiv Kapital ASA (Norway)	10,000	165,228
Alliance & Leicester PLC (United Kingdom)	10,196	154,659
Ambac Financial Group, Inc.	1,600	115,296
American Express Co.	29,500	1,694,480
Bank of Fukuoka Ltd. (Japan)*	18,000	129,704
Capital One Financial Corp.	5,800	461,216
Capital Source, Inc. *	16,700	364,060
Citigroup, Inc.	129,941	5,914,914
Countrywide Financial Corp.	15,200	501,296
Credit Suisse Group (Switzerland)*	7,345	325,108
E*TRADE Group, Inc. *	45,000	792,000
Eaton Vance Corp.	3,400	84,388
Fannie Mae	9,500	425,790
Federated Investors, Inc.	3,600	119,628
First Marblehead Corp. *	15,800	401,320
Franklin Resources, Inc.	5,700	478,572

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Finance Services (cont’d.)
Global Cash Access, Inc.	1,700	$23,970
Goldman Sachs Group, Inc.	10,600	1,288,748
Grupo Financiero Banorte SA de C.V. (Mexico)	41,121	367,440
Heartland Payment Systems, Inc.	300	7,158
Hypo Real Estate Holding AG (Germany)*	6,280	317,453
IndyMac Bancorp, Inc.	2,100	83,118
ING Groep NV (Netherlands)	8,346	248,559
Investors Financial Services Corp.	16,100	529,690
J.P. Morgan Chase & Co.	93,268	3,164,583
Lehman Brothers Holdings, Inc.	5,700	663,936
Merrill Lynch & Co., Inc.	22,400	1,374,240
Mitsubishi Tokyo Financial Group, Inc. (Japan)	33	433,140
Moody’s Corp.	2,500	127,700
Morgan Stanley Dean Witter & Co.	22,900	1,235,226
Ricoh Leasing Co. Ltd. (Japan)	2,700	75,159
SLM Corp.	14,700	788,508
Societe Generale (France)	1,466	167,294
Washington Mutual, Inc.	5,600	219,632

		23,456,836

Financial - Bank & Trust — 4.8%
ABN AMRO Holding NV (Netherlands)	8,748	209,540
Allied Irish Banks PLC (Ireland)*	5,445	115,830
Australia & New Zealand Banking Group Ltd. (Australia)	18,954	346,905
Australia & New Zealand Banking Group Ltd., ADR (New Zealand)	1,200	110,052
Babcock & Brown Ltd. (Australia)*	17,194	277,978
Banca Intesa SpA (Italy)	37,080	172,799
Banco Santander Central Hispano SA (Spain)	23,590	309,884
Bank Austria Creditanstalt (Austria)	2,550	284,988
Bank of America Corp.	54,676	2,301,860
Bank of Ireland (Ireland)	11,993	189,541
Bank of Yokohama Ltd. (Japan)	37,000	281,933
BankAtlantic Bancorp, Inc. (Class “A” Stock)	7,200	122,328
Barclays PLC (United Kingdom)	60,637	612,830
BNP Paribas SA (France)	5,737	436,110
Bradford & Bingley PLC (United Kingdom)	30,243	182,031
City National Corp.	500	35,045
Commerce Bancshares, Inc.	2,114	108,829
DBS Groupo Holdings (Singapore)	24,236	226,310
Dexia (France)	5,660	127,682
East West Bancorp, Inc.	2,300	78,292
Fifth Third Bancorp	60,700	2,229,511
First Horizon National Corp.	12,900	468,915
Golden West Financial Corp.	9,300	552,327
HBOS PLC (United Kingdom)	20,386	306,890

	Shares	Value

COMMON STOCKS (Continued)

Financial - Bank & Trust (cont’d.)
HSBC Holdings PLC (United Kingdom)	13,884	$224,559
Huntington Bancshares, Inc.	1,700	38,199
Macquarie Bank Ltd. (Australia)	7,224	415,106
Mercantile Bankshares Corp.	2,100	113,148
National Austrailia Bank Ltd. (Australia)	14,809	373,246
National City Corp.	19,700	658,768
Nordea Bank AB (Sweden)	36,842	368,223
Northern Trust Corp.	6,600	333,630
Nuveen Investments (Class “A” Stock)	12,200	480,558
Popular, Inc.	5,000	121,100
Royal Bank of Scotland Group PLC (United Kingdom)	19,579	555,641
Skandianaviska Enskilda Banken (Sweden)	10,605	194,207
State Street Corp.	16,400	802,288
Sumitomo Trust & Banking Co. Ltd. (Japan)	51,000	419,609
SunTrust Banks, Inc.	5,800	402,810
Svenska Handlesbanken (Class “A” Stock) (Sweden)	13,453	311,422
Synovus Financial Corp.	34,600	959,112
TCF Financial Corp.	1,200	32,100
Texas Regional Bancshares, Inc. (Class “A” Stock)	3,672	105,717
U.S. Bancorp	38,700	1,086,696
UCBH Holdings, Inc.	6,800	124,576
UniCredito Italiano SpA (Italy)	29,014	163,543
Wachovia Corp.	27,100	1,289,689
Wells Fargo & Co.	24,500	1,434,965
Wilmington Trust Corp.	2,500	91,125

		21,188,447

Financial - Brokerage — 0.3%
Ameritrade Holding Corp. *	30,500	655,140
Legg Mason, Inc.	4,250	466,183
TradeStation Group, Inc.	1,900	19,266

		1,140,589

Food — 1.3%
Albertson’s, Inc.	7,700	197,505
Associated British Foods PLC (United Kingdom)	11,154	161,813
Campbell Soup Co.	16,500	490,875
Dean Foods Co. *	2,350	91,321
General Mills, Inc.	17,400	838,680
Heinz, (H.J.) Co.	8,750	319,725
Hershey Foods Corp.	6,400	360,384
Kellogg Co.	8,800	405,944
Koninklijke Wessanen NV (Netherlands)	7,584	129,248
Kraft Foods, Inc. (Class “A” Stock)	2,900	88,711
Kroger Co. (The) *	19,000	391,210
McCormick & Co., Inc.	3,300	107,679
Nestle SA (Switzerland)	1,457	426,560
Performance Food Group Co. *	1,300	41,028
RHM PLC (United Kingdom)	29,442	159,424

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Food (cont’d.)
Safeway, Inc. *	5,800	$148,480
Sunopta, Inc. *	12,100	58,806
Sysco Corp.	13,200	414,084
Tesco PLC (United Kingdom)	31,754	173,343
Tootsie Roll Industries, Inc.	876	27,813
Unilever PLC (United Kingdom)	31,907	333,162
United Natural Foods, Inc. *	2,200	77,792
Whole Foods Market, Inc.	700	94,115

		5,537,702

Healthcare Services — 1.3%
Advisory Board Co. (The) *	1,500	78,060
Caremark Rx, Inc. *	12,700	634,111
Community Health Systems, Inc. *	12,400	481,244
DaVita, Inc. *	4,650	214,226
Edwards Lifesciences Corp. *	1,300	57,733
Fresenius AG (Germany)	1,164	161,439
Health Management Associates, Inc. (Class “A” Stock)	3,000	70,410
LifePoint Hospitals, Inc. *	700	30,611
Medco Health Solutions, Inc. *	3,084	169,096
Omnicare, Inc.	2,800	157,444
Symbion, Inc. *	1,600	41,392
Triad Hospitals, Inc. *	8,678	392,853
United Surgical Partners International, Inc. *	1,600	62,576
UnitedHealth Group, Inc.	32,100	1,804,020
WellPoint, Inc. *	15,900	1,205,538

		5,560,753

Hotels & Motels — 0.1%
Marriott International, Inc. (Class “A’’ Stock)	6,600	415,800

Industrial Products — 0.3%
Actuant Corp. (Class “A” Stock) *	3,000	140,400
Harsco Corp.	1,200	78,684
Hughes Supply, Inc.	2,200	71,720
Maverick Tube Corp. *	3,000	90,000
Mohawk Industries, Inc. *	800	64,200
Nucor Corp.	17,000	1,002,830
Steel Dynamics, Inc.	2,800	95,088

		1,542,922

Insurance — 3.0%
Aetna, Inc. *	8,700	749,418
AFLAC, Inc.	10,400	471,120
Aioi Insurance Co., Ltd. (Japan)	21,000	125,053
Allstate Corp. (The)	3,300	182,457
American International Group, Inc.	64,430	3,992,083
Aon Corp.	2,300	73,784
Assurant, Inc.	1,800	68,508
Aviva PLC (United Kingdom)	11,483	126,079
Axa SA (France)	14,147	388,339
Axis Capital Holdings Ltd.	11,100	316,461
CNP Assurances (France)	3,329	223,253
Friends Provident PLC (United Kingdom)	29,606	97,649
Gallagher, (Arthur J.) & Co.	2,200	63,382

	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Genworth Financial, Inc.	18,500	$596,440
Hartford Financial Services Group, Inc. (The)	10,000	771,700
Infinity Property & Casualty Corp.	800	28,072
Insurance Australia Group Ltd. (Australia)	19,371	80,657
Lincoln National Corp.	3,400	176,868
Markel Corp. *	300	99,150
Marsh & McLennan Cos., Inc.	26,200	796,218
Mercury General Corp.	800	47,992
MetLife, Inc.	7,500	373,725
Mitsui Marine & Fire (Japan)	14,000	162,051
Ohio Casualty Corp.	700	18,984
PMI Group, Inc. (The)	2,300	91,701
Progressive Corp. (The)	7,800	817,206
Protective Life Corp.	2,000	82,360
QBE Insurance Group Ltd. (Australia)	10,541	150,161
Radian Group, Inc.	1,200	63,720
RenaissanceRe Holdings Ltd.	200	8,746
Safeco Corp.	1,200	64,056
Selective Insurance Group, Inc.	400	19,560
St. Paul Travelers Cos., Inc. (The)	22,099	991,582
StanCorp Financial Group, Inc.	1,000	84,200
Triad Guaranty, Inc. *	2,000	78,440
Unipol SpA (Italy)	34,158	128,085
WellChoice, Inc. *	1,100	83,490
Willis Group Holdings Ltd.	9,700	364,235

		13,056,985

Insurance - Property Insurance
ProAssurance Corp. *	600	28,002

Internet Services — 0.8%
Blue Coat Systems, Inc.	1,100	47,828
CNET Networks, Inc. *	27,700	375,889
CyberSource Corp. *	2,500	16,450
Digital Insight Corp. *	1,900	49,514
EarthLink, Inc. *	6,800	72,760
Eircom Group PLC (United Kingdom)*	71,568	168,588
Expedia Inc	2,000	39,620
Google, Inc. (Class “A” Stock) *	1,500	474,690
Ias Interactive Corp	2,300	58,305
Juniper Networks, Inc. *	15,400	366,366
MatrixOne, Inc. *	22,600	118,876
Symantec Corp. *	12,993	294,421
Verisign, Inc. *	13,300	284,221
Yahoo!, Inc. *	37,300	1,262,232

		3,629,760

Machinery & Equipment — 0.8%
Briggs & Stratton Corp.	1,500	51,885
Cooper Cameron Corp. *	800	59,144
Danaher Corp.	28,800	1,550,304
Deere & Co.	16,400	1,003,680
Grant Prideco, Inc. *	13,600	552,840
Joy Global, Inc.	1,800	90,828
Nordson Corp.	1,000	38,030

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Machinery & Equipment (cont’d.)
Pall Corp.	12,900	$354,750

		3,701,461

Medical Supplies & Equipment — 2.2%
Abbott Laboratories	28,700	1,216,880
AmerisourceBergen Corp.	900	69,570
Amgen, Inc. *	28,900	2,302,463
Aspect Medical Systems, Inc.	1,400	41,482
Bard (C.R.), Inc.	5,000	330,150
Bausch & Lomb, Inc.	1,100	88,748
Becton, Dickinson & Co.	5,700	298,851
Biomet, Inc.	4,000	138,840
Boston Scientific Corp. *	21,200	495,444
Charles River Laboratories International, Inc. *	1,300	56,706
Computer Programs and Systems, Inc.	4,000	138,160
Cytyc Corp. *	4,500	120,825
DENTSPLY International, Inc.	1,650	89,133
Digene Corp. *	1,500	42,750
Elekta AB (Sweden)*	3,095	141,695
Genzyme Corp. *	1,100	78,804
Guidant Corp.	9,000	620,010
Inamed Corp. *	600	45,408
Invitrogen Corp. *	1,262	94,940
Martek Biosciences Corp. *	900	31,617
Medtronic, Inc. 144A	29,800	1,597,876
Merit Medical Systems, Inc. *	2,900	51,446
Patterson Cos, Inc. *	900	36,027
Quest Diagnostics, Inc.	5,000	252,700
Respironics, Inc. *	500	21,090
Shimadzu Corp. (Japan)	27,000	190,513
St. Jude Medical, Inc. *	9,800	458,640
STERIS Corp. *	3,300	78,507
Stryker Corp.	7,700	380,611
Techne Corp. *	900	51,282
Thoratec Corp. *	1,900	33,744
Zimmer Holdings, Inc. *	5,100	351,339

		9,946,251

Metals & Mining — 0.9%
Alcan, Inc. (Canada)	14,700	466,431
Alcoa, Inc.	13,800	336,996
Anglo American PLC (United Kingdom)	10,056	299,750
BHP Billiton Ltd. (Australia)	26,800	454,740
Bluescope Steel Ltd. (Australia)	47,364	345,306
China Shenhua Energy Co. Ltd. (Hong Kong)	91,000	106,750
Corus Group PLC (United Kingdom)*	171,758	156,017
Newmont Mining Corp.	15,800	745,286
Nippon Steel Corp. (Japan)	112,000	420,296
Peabody Energy Corp.	2,400	202,440
Sims Group Limited (Australia)	4,349	63,346
SKF AB (Sweden)	7,911	103,043

	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
SSAB Svenskt Stal AB Series A (Sweden)	11,692	$353,588

		4,053,989

Office Equipment — 0.1%
Canon, Inc. (Japan)	4,600	248,397
Herman Miller, Inc.	3,500	106,050
Pitney Bowes, Inc.	4,400	183,656

		538,103

Oil & Gas — 6.8%
Anadarko Petroleum Corp.	5,806	555,925
Australia Gas & Light (Australia)	7,370	83,294
Baker Hughes, Inc.	11,600	692,288
BJ Services Co.	8,200	295,118
BP Amoco PLC (United Kingdom)	26,032	309,238
BP PLC, ADR (United Kingdom)	8,300	588,055
Centrica PLC (United Kingdom)	58,160	252,352
ChevronTexaco Corp.	47,422	3,069,626
Comstock Resources, Inc. *	3,400	111,554
ConocoPhillips	27,400	1,915,534
Devon Energy Corp.	6,200	425,568
Eni SpA (Italy)	15,182	450,871
Eni SpA, ADR (Italy)	900	133,290
EOG Resources, Inc.	6,100	456,890
Exxon Mobil Corp.	136,066	8,645,634
FMC Technologies, Inc. *	11,359	478,328
Forest Oil Corp. *	1,800	93,780
Grey Wolf, Inc. *	9,200	77,556
Halliburton Co.	4,200	287,784
Helmerich & Payne, Inc.	1,900	114,741
Inpex Corp. (Japan)	9	69,847
Murphy Oil Corp.	10,000	498,700
Nabors Industries Ltd. *	3,100	222,673
National Fuel Gas Co.	3,400	116,280
National-Oilwell, Inc. *	3,000	197,400
Neste Oil Oyj Ltd. (Finland)*	2,100	77,811
Newfield Exploration Co. *	3,900	191,490
Occidental Petroleum Corp.	7,200	615,096
Oil Search Ltd. (Australia)	40,225	118,715
OMV AG (Austria)	1,997	118,589
Patterson-UTI Energy, Inc.	3,300	119,064
Petroleo Brasileiro SA, ADR (Brazil)*	5,600	357,000
Pioneer Natural Resources Co.	3,500	192,220
Royal Dutch Shell PLC (Class “B” Shares) (United Kingdom)	6,078	418,592
Royal Dutch Shell PLC, ADR (Class “B” Shares) (United Kingdom)	6,987	241,296
Saipem SpA (Italy)	6,228	105,016
Schlumberger Ltd.	23,400	1,974,492
Sempra Energy *	2,500	117,650
Statoil ASA (Norway)*	19,104	473,842
Sunoco, Inc.	2,600	203,320
Toho Gas Co., Ltd. (Japan)	52,000	227,202
Tonen General Sekiyu K.K. (Japan)	8,000	93,023
Total Fina SA, ADR (France)	3,900	529,698

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Oil & Gas (cont’d.)
Total SA (France)	2,711	$739,941
Transocean, Inc. (Cayman Islands) *	12,139	744,242
Valero Energy Corp.	5,023	567,900
WGL Holdings, Inc.	2,800	89,964
Williams Cos., Inc.	48,600	1,217,430
XTO Energy, Inc.	10,033	454,696

		30,130,615

Paper & Forest Products — 0.4%
Bowater, Inc.	7,100	200,717
International Paper Co.	19,400	578,120
MeadWestvaco Corp.	5,800	160,196
Potlatch Corp.	4,400	229,328
UPM-Kymmene Oyj * (Finland)	2,874	57,511
Weyerhaeuser Co.	5,100	350,625

		1,576,497

Personal Services — 0.1%
Apollo Group, Inc. (Class “A” Stock) *	4,700	312,033
Corinthian Colleges, Inc. *	2,300	30,521
DeVry, Inc. *	900	17,145
Education Management Corp. *	2,300	74,152

		433,851

Pharmaceuticals — 3.5%
Abgenix, Inc. *	4,800	60,864
Alkermes, Inc. *	3,900	65,520
Alliance Unichem PLC (United Kingdom)	5,898	90,141
AstraZeneca Group PLC, ADR (United Kingdom)	5,700	268,470
Biogen Idec, Inc. *	8,700	343,476
Bristol-Meyers Squibb Co.	7,000	168,420
Cardinal Health, Inc.	10,850	688,324
Celgene Corp. *	6,800	369,376
Cephalon, Inc. *	3,628	168,412
Chiron Corp. *	3,900	170,118
CSL Ltd. (Australia)	3,249	95,143
Eisai Co. Ltd. (Japan)	3,900	166,623
Elan Corp. PLC, ADR (United Kingdom)*	8,100	71,766
Forest Laboratories, Inc. *	5,400	210,438
Gehe AG (Germany)	2,035	178,174
Genentech, Inc. 144A (g)(cost $371,646; purchased 05/30/03-04/18/05)*	7,600	639,996
Gilead Sciences, Inc. *	16,500	804,540
GlaxoSmithKline PLC (United Kingdom)	15,232	387,409
GlaxoSmithKline PLC, ADR (United Kingdom)	4,800	246,144
Hisamitsu Pharmaceutical Co. (Japan)	4,600	122,780
Kobayashi Pharmaceutical Co. Ltd. (Japan)	3,000	101,480
Lilly, (Eli) & Co.	24,400	1,305,888

	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Medicis Pharmaceutical Corp. (Class “A’’ Stock)	1,600	$52,096
Merck & Co., Inc.	41,700	1,134,657
Neurocrine Biosciences, Inc. *	1,300	63,947
Novartis AG (Switzerland)	11,141	564,989
Noven Pharmaceuticals, Inc. *	2,600	36,400
Pfizer, Inc.	145,085	3,622,772
Priority Healthcare Corp. (Class “B’’ Stock) *	1,000	27,860
Sanofi-Aventis (France)	4,688	387,356
Schering-Plough Corp.	27,700	583,085
Sepracor, Inc. *	2,800	165,172
Takeda Chemical Industries Ltd. (Japan)	4,300	256,061
UCB SA (Belgium)*	3,397	179,312
Watson Pharmaceuticals, Inc. *	3,500	128,135
Wyeth	30,100	1,392,727

		15,318,071

Printing & Publishing — 0.4%
Dow Jones & Co., Inc.	3,300	126,027
Gannett Co., Inc.	6,000	412,980
McGraw-Hill Cos., Inc.	11,200	538,048
Scholastic Corp. *	2,000	73,920
Singapore Press Holdings Ltd. (Singapore)	36,750	100,343
Tribune Co.	6,800	230,452
Washington Post Co. (Class “B” Stock)	200	160,500

		1,642,270

Railroads — 0.3%
Norfolk Southern Corp.	14,600	592,176
Union Pacific Corp.	10,700	767,190

		1,359,366

Real Estate Investment Trust — 0.9%
Archstone-Communities Trust	13,600	542,232
Arden Realty, Inc.	3,500	144,095
Boston Properties, Inc.	2,100	148,890
Camden Property Trust	2,100	117,075
CarrAmerica Realty Corp.	12,200	438,590
Cendant Corp.	28,200	582,048
China Overseas Land & Investment Ltd. (Hong Kong)	370,000	110,895
Duke-Weeks Realty Corp.	2,400	81,312
EastGroup Properties, Inc.	1,600	70,000
General Property Trust (Australia)	70,297	209,074
Goldcrest Co. Ltd. (Japan)	2,040	159,757
LaSalle Hotel Properties	4,200	144,690
Mills Corp. (The)	2,300	126,684
Mirvac Group (Australia)	20,359	62,724
Persimmon PLC (United Kingdom)	9,953	150,622
Reckson Associates Realty Corp.	2,100	72,555
Redwood Trust, Inc.	900	43,749
Regency Centers Corp.	2,400	137,880
Simon Property Group, Inc.	5,100	378,012
SL Green Realty Corp.	2,000	136,360

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Real Estate Investment Trust (cont’d.)
Sun Hung Kai Properties Ltd. (Hong Kong)	14,000	$145,011
Weingarten Realty, Inc.	3,000	113,550
Wheelock and Co. Ltd. (Hong Kong)	37,000	65,821

		4,181,626

Restaurants — 0.3%
California Pizza Kitchen, Inc. *	1,400	40,936
CEC Entertainment, Inc. *	1,250	39,700
Chang’s China Bistro, (P.F.), Inc. *	1,000	44,830
Cheesecake Factory, Inc. (The) *	650	20,306
Mitchells & Butlers PLC (United Kingdom)	18,528	119,362
Outback Steakhouse, Inc. *	11,400	417,240
Panera Bread Co. (Class “A” Stock) *	6,300	322,434
Sonic Corp. *	2,750	75,213
Starbucks Corp. *	3,900	195,390
Yum! Brands, Inc.	4,700	227,527

		1,502,938

Retail & Merchandising — 3.6%
A.C. Moore Arts & Crafts, Inc. *	2,700	51,786
Amazon.Com, Inc. *	15,100	684,030
Best Buy Co., Inc.	11,625	506,036
Casino Guichard-Perrachon SA (France)	2,373	168,268
Charles Voegele Holding AG (Switzerland)	1,184	96,491
Coles Myer Ltd. (Australia)	19,168	149,976
CVS Corp.	13,100	380,031
Dixons Group PLC (United Kingdom)	34,939	92,746
Dollar Tree Stores, Inc. *	1,800	38,970
drugstore.com, Inc. *	7,100	26,270
Esprit Holdings Ltd. (Hong Kong)	15,000	112,152
Family Dollar Stores, Inc.	16,700	331,829
Fred’s, Inc.	2,000	25,020
Hibbett Sporting Goods, Inc. *	2,400	53,400
Home Depot, Inc.	46,700	1,781,138
Hot Topic, Inc. *	17,400	267,264
Kesa Electricals PLC (United Kingdom)	8,334	37,520
Kohl’s Corp. *	37,300	1,871,714
Lowe’s Cos., Inc.	15,200	978,880
Matsumotokiyoshi Co. Ltd. (Japan)	3,000	97,516
Metro AG (Germany)	7,093	349,258
Organizacion Soriana SA de CV (Class “B” Stock) (Mexico)*	17,500	73,468
Pacific Sunwear of California, Inc. *	2,600	55,744
PETsMART, Inc.	2,100	45,738
Ross Stores, Inc.	18,900	447,930
Staples, Inc.	11,400	243,048
Target Corp.	28,100	1,459,233
TJX Cos., Inc.	28,000	573,440

	Shares	Value

COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
Wal-Mart de Mexico SA de CV (Mexico)	30,000	$152,942
Wal-Mart Stores, Inc.	75,900	3,325,938
Walgreen Co.	26,200	1,138,390
Williams-Sonoma, Inc. *	1,700	65,195
York-Benimaru Co. Ltd. (Japan)	2,700	77,537

		15,758,898

Semiconductors — 1.8%
Analog Devices, Inc.	44,900	1,667,586
ASML Holding NV (Netherlands)*	21,100	348,361
ATMI, Inc. *	1,900	58,900
Cymer, Inc. *	1,400	43,848
Entegris, Inc. *	4,726	53,404
Hamamatsu Photonics K.K. (Japan)	4,000	92,318
Intel Corp.	157,600	3,884,840
Intersil Corp. (Class “A” Stock)	3,700	80,586
KLA-Tencor Corp. *	6,900	336,444
Linear Technology Corp.	9,400	353,346
Microchip Technology, Inc.	1,800	54,216
Omnivision Technologies, Inc. *	2,700	34,074
Rohm Co. Ltd. (Japan)	400	34,707
Semiconductor Manufacturing International Corp., ADR (China)*	3,100	26,660
Semtech Corp. *	3,000	49,410
Tessera Technologies, Inc. *	2,000	59,820
Varian Semiconductor Equipment Associates, Inc. *	1,000	42,370
Xilinx, Inc.	20,800	579,280
Zoran Corp. *	4,612	65,952

		7,866,122

Telecommunications — 3.1%
ALLTEL Corp.	754	49,093
America Movil SA de CV (Class “L” Stock), ADR (Mexico)	8,300	218,456
American Tower Corp. (Class “A” Stock)	6,435	160,553
BellSouth Corp.	22,200	583,860
China Telecom Corp. Ltd. * (China)	264,000	99,544
China Unicom Ltd. (Hong Kong)	50,000	41,574
Cia de Telecomunicaciones de Chile SA, ADR * (Chile)	4,500	48,825
Comverse Technology, Inc. *	4,700	123,469
Corning, Inc. *	32,000	618,560
Crown Castle International Corp. *	25,400	625,602
EchoStar Communications Corp. (Class “A” Stock)	2,900	85,753
Inter-Tel, Inc.	2,800	58,800
KDDI Corp. (Japan)	42	236,787
Mobilcom AG (Germany)	5,208	119,864
Motorola, Inc.	39,900	881,391
Nextel Partners, Inc. (Class “A” Stock) *	25,400	637,540
Nokia Corp. (Class “A” Stock), ADR (Norway)*	32,000	541,120

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Telecommunications (cont’d.)
Nokia OYJ * (Finland)	20,411	$341,962
NTL, Inc.	800	53,440
Plantronics, Inc.	1,500	46,215
Polycom, Inc. *	3,800	61,446
Qualcomm, Inc.	37,000	1,655,750
Research in Motion Ltd. * (Canada)	800	54,720
Sprint Corp.	82,052	1,951,197
Starhub Ltd. (Singapore)*	83,000	99,087
Tele Danmark AS (Denmark)	7,199	387,239
Tele Norte Leste Participacoes SA, ADR (Brazil)*	4,800	79,344
Telenor ASA (Norway)	41,469	370,284
Telephone & Data Systems, Inc.	800	31,200
Telephone and Data Special Shares	800	30,040
Television Broadcasts Ltd Hkd. (Hong Kong)	10,000	61,168
TELUS Corp. (Non Voting Shares) (Canada)	28,400	1,157,016
Verizon Communications, Inc.	45,284	1,480,334
Vodafone Group PLC, ADR (United Kingdom)	29,600	768,712

		13,759,945

Transportation — 0.4%
Arriva PLC (United Kingdom)	17,279	179,050
Cargotec Corp. (Class “B” Stock) (Finland)	2,820	85,001
Expeditors International of Washington, Inc.	800	45,424
Nippon Express Co. Ltd. (Japan)	14,000	69,063
Nippon Yusen Kabushiki (Japan)	38,000	254,739
Old Dominion Freight Line, Inc. *	2,400	80,376
United Parcel Service, Inc. (Class “B” Stock)	13,000	898,690
UTI Worldwide, Inc. (British Virgin Islands)	1,300	101,010

		1,713,353

Utilities — 2.2%
AES Corp. *	27,100	445,253
Allegheny Energy, Inc. *	4,300	132,096
Dominion Resources, Inc.	7,600	654,664
Duke Energy Corp.	39,000	1,137,630
Dynegy, Inc. *	39,800	187,458
E.ON AG (Germany)*	7,728	709,874
Edison International *	14,700	695,016
Energy East Corp.	4,300	108,317
Entergy Corp.	9,100	676,312
Exelon Corp.	22,800	1,218,432
FirstEnergy Corp.	13,500	703,620
FPL Group, Inc.	7,100	337,960
Great Plains Energy, Inc.	3,800	113,658
Hong Kong Electric Holdings Ltd. (Hong Kong)	13,500	67,349
Iberdrola SA (Spain)	8,732	243,999
Interstate Energy Corp.	3,500	101,955
NiSource, Inc. *	14,000	339,500

	Shares	Value

COMMON STOCKS (Continued)

Utilities (cont’d.)
NRG Energy, Inc. *	6,800	$289,680
OGE Energy Corp.	4,500	126,450
Pinnacle West Capital Corp.	7,800	343,824
PPL Corp.	7,400	239,242
Sembcorp Industries, Ltd. (Singapore)	120,060	212,866
Teco Energy, Inc.	4,700	84,694
Tokyo Electric Power Co. (Japan)	6,300	159,276
TXU Corp.	2,400	270,912
United Utilities PLC (United Kingdom)	11,408	131,795

		9,731,832

Total COMMON STOCKS (cost $254,602,831)		293,928,247

Interest Rate	Maturity Date	Principal Amount (000)

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds
5.375%	02/15/31	$790	885,047
6.00%	02/15/26	1,050	1,238,344

6.25%	08/15/23 - 05/15/30	535	656,489
6.375%	08/15/27	305	377,962
7.50%	11/15/16	750	949,277
7.625%	02/15/25	710	980,161
8.50%	02/15/20	975	1,376,768
U.S. Treasury Inflationary Bonds,TIPS
1.875%	07/15/13	605	652,413
2.00%	07/15/14	1,205	1,276,221
2.375%	01/15/25	1,100	1,220,124
3.625%	01/15/08	255	326,524
U.S. Treasury Notes
3.00%	11/15/07	2,000	1,953,124
3.25%	08/15/07	2,950	2,902,063
3.375%	12/15/08	1,965	1,916,873
3.50%	02/15/10	530	514,825
3.625%	06/15/10	1,325	1,291,462

4.00%	06/15/09 - 02/15/14	5,595	5,543,238

4.25%	11/15/13 - 11/15/14	1,085	1,079,803
4.75%	05/15/14	1,075	1,107,502
5.00%	08/15/11	6,435	6,686,621
5.625%	02/15/06	2,335	2,349,685

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. TREASURY OBLIGATIONS (Continued)
5.75%	08/15/10	$5,745	$6,127,175

Total U.S. TREASURY OBLIGATIONS (cost $41,515,591)			41,411,701

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY — 9.0%
Federal Home Loan Mortgage Corp.

4.50%	11/01/18 - 04/01/35	1,075	1,033,659
4.545%	09/01/35	425	415,598
4.549%	09/01/32	85	84,820
4.721%	08/01/35	325	319,649

5.00%	12/01/08 - 08/01/35	3,314	3,282,872

5.50%	12/01/18 - 12/01/33	1,539	1,559,250

6.00%	10/01/09 - 12/01/33	2,373	2,425,625

7.00%	11/01/30 - 06/01/32	108	112,613
Federal National Mortgage Assoc.
4.50%	05/01/18 - 02/01/35	6,231	6,071,262
4.70%	09/01/35	425	421,209

5.00%	03/01/18 - 07/01/35	1,044	1,029,282

5.50%	01/01/17 - 12/01/34	13,252	13,280,695
5.50%	02/01/18	—(r)	—

6.00%	10/01/13 - 11/01/34	4,727	4,810,570

6.50%	05/01/17 - 12/01/32	1,547	1,596,800

7.00%	01/01/31 - 04/01/32	12	12,987
Government National Mortgage Assoc.
2.946%	03/16/19	260	248,360
2.95%	TBA	291	292,682

5.00%	07/15/33 - 03/20/34	1,642	1,623,670
5.50%	05/20/34	357	359,403

6.00%	02/15/26 - 01/20/35	340	348,017
6.00%	TBA	18	18,743

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY (Continued)

6.50%	02/15/28 - 12/20/33	$146	$151,099

7.00%	03/15/13 - 08/15/26	306	321,808

8.00%	12/15/16 - 07/15/23	37	38,812

8.50%	06/15/16 - 10/15/26	98	107,491
8.50%	01/15/20	—(r)	1,065

9.50%	10/15/09 - 03/15/19	4	3,950
12.00%	09/15/13	—(r)	172

Total U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY
(cost $40,280,959)			39,972,163

		Moody’s Ratings

CORPORATE OBLIGATIONS — 7.5%

Advertising
Advanstar Communications, Inc., Gtd. Notes
12.00%	02/15/11	Caa2	25	26,687
Advanstar Communications, Inc., Sec’d. Notes
10.75%	08/15/10	B3	50	55,875
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)(v)
15.00%	10/15/11	NR	50	51,750

				134,312

Aerospace — 0.1%
Aviall, Inc., Sr. Notes
7.625%	07/01/11	B1	50	51,500
BE Aerospace, Inc., Sr. Sub. Notes
8.875%	05/01/11	Caa2	75	78,750
TransDigm, Inc., Gtd. Notes
8.375%	07/15/11	B3	25	26,187
United Technologies Corp., Sr. Notes
5.40%	05/01/35	A2	190	189,829
Vought Aircraft Industry, Sr. Notes
8.00%	07/15/11	B2	100	95,000

				441,266

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp., Gtd. Notes
6.50%	11/15/13	A3	220	232,603

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Automobile Manufacturers (cont’d.)
Ford Motor Credit Co., Sr. Notes
5.80%	01/12/09	Baa3	$600	$559,848

				792,451

Automotive Parts
Rexnord Corp., Gtd. Notes
10.125%	12/15/12	B3	125	136,875

Beverages
Le-Natures, Inc., Sr. Sub. Notes 144A(g)
10.00%	06/15/13	Caa1	100	108,000

Broadcasting — 0.1%
Belo Corp., Sr. Unsub. Notes
8.00%	11/01/08	Baa3	40	42,936
Clear Channel Communications, Inc., Sr. Notes
7.65%	09/15/10	Baa3	200	217,091
Fisher Communications, Inc., Sr. Notes
8.625%	09/15/14	B2	50	53,375
News America Inc., Gtd. Notes
6.20%	12/15/34	Baa3	120	120,181
XM Satellite Radio, Inc., Sec’d. Notes
12.00%	06/15/10	Caa1	76	86,640

				520,223

Building Materials
Ainsworth Lumber Co., Ltd., Gtd. Notes
7.25%	10/01/12	B2	25	23,500

Business Services — 0.1%
Affinity Group, Inc., Sr. Sub. Notes
9.00%	02/15/12	B3	50	50,000
Brand Services, Inc., Gtd. Notes, PIK 144A(g)
12.00%	10/15/12	Caa1	57	58,979
Brickman Group Ltd., Gtd. Notes, Series B
11.75%	12/15/09	B2	50	56,000
Invensys PLC, Sr. Notes 144A(g)
(cost $49,679; purchased 2/27/2004)
9.875%	03/15/11	B3	50	49,688

				214,667

Cable Television — 0.1%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2	205	242,549
Charter Communications Operating LLC, Sr. Notes 144A(g)
8.00%	04/30/12	B2	100	100,750
Echostar DBS Corp., Gtd. Notes
6.625%	10/01/14	Ba3	50	49,500
General Cable Corp., Sr. Notes
9.50%	11/15/10	B2	25	26,313
Mediacom Broadband LLC, Gtd. Notes
11.00%	07/15/13	B2	50	53,875

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Cable Television (cont’d.)
Rogers Cable, Inc., Sec’d. Notes (Canada)
5.50%	03/15/14	Ba3	165	$152,212

				625,199

Chemicals — 0.1%
Arco Chemical Co., Debs.
9.80%	02/01/20	B1	25	28,219
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (Until 10/01/09)(v)
10.50%	10/01/14	Caa2	33	23,100
Dow Chemical Corp., Notes
6.125%	02/01/11	A3	115	122,553
Equistar Chemicals LP, Notes
8.75%	02/15/09	B2	75	78,000
Huntsman LLC, Gtd. Notes
11.625%	10/15/10	Ba3	65	74,263
IMC Global, Inc., Sr. Notes
10.875%	08/01/13	Ba3	25	29,500
Lyondell Chemical Co., Gtd. Notes
9.50%	12/15/08	B1	50	52,375
Lyondell Chemical Co., Sec’d. Notes, Series A
9.625%	05/01/07	B1	50	52,500
Resolution Perfomance LLC, Sec’d. Notes
9.50%	04/15/10	B3	75	77,437

				537,947

Clothing & Apparel
Anvil Holdings, Inc., Co. Gtd., PIK(g)
13.00%	03/15/09		2	10,320
Dyersburg Corp., Gtd. Notes, Series B 144A(g)(i)
9.75%	09/01/07	NR	175	—

				10,320

Conglomerates — 0.1%
Tyco International Group, Gtd. Notes
6.375%	10/15/11	Baa3	225	239,823

Consumer Products
Spectrum Brands, Inc., Gtd. Notes
7.375%	02/01/15	B3	50	45,000

Consumer Products & Services — 0.2%
Bunge Ltd. Finance Corp., Co. Gtd. Notes
4.375%	12/15/08	Baa2	205	202,052
Coinmach Corp., Sr. Notes
9.00%	02/01/10	B3	54	55,215
Jostens IH Corp. Gtd. Notes
7.625%	10/01/12	B3	50	50,500
Procter & Gamble Co., Sr. Notes
4.95%	08/15/14	Aa3	375	380,115

				687,882

Containers & Packaging — 0.1%
BWAY Corp., Sr. Sub. Notes
10.00%	10/15/10	B3	50	53,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS
(Continued)

Containers & Packaging (cont’d.)
Graham Packaging International Corp., Sr. Sub. Notes
9.50%	08/15/13	B3	$25	$23,500
Jefferson Smurfit Corp., Gtd. Notes
8.25%	10/01/12	B2	25	23,500
Owens-Brockway Glass Containers Inc., Gtd. Notes
8.875%	02/15/09	B1	150	157,500
7.75%	05/15/11	B1	25	26,000
Owens-Brockway Glass Containers Inc., Sec’d. Notes
8.75%	11/15/12	B1	25	27,000
Owens-Illinois, Inc., Sr. Notes
7.35%	05/15/08	B3	25	25,500
Sealed Air Corp., Sr. Notes 144A(g)
5.375%	04/15/08	Baa3	145	145,710
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	25	25,063
Smurfit-Stone Container Enterprises Inc., Sr. Notes
8.375%	07/01/12	B2	50	47,500

				554,273

Diversified Operations
Leucadia National Corp., Sr. Notes
7.00%	08/15/13	Ba2	75	75,375
New ASAT Finance Ltd., Gtd. Notes (g)
9.25%	02/01/11	B3	25	17,375

				92,750

Electronic Components & Equipment — 0.1%
Freescale Semiconductor, Inc., Sr. Notes
7.125%	07/15/14	Ba2	100	106,500
Sanmina - SCI Corp., Gtd. Notes
10.375%	01/15/10	Ba2	25	27,563
STATS ChipPAC, Ltd., Gtd. Notes
6.75%	11/15/11	Ba2	25	24,250
Telex Communications Holdings, Inc., Sec’d. Notes(g)
11.50%	10/15/08	B3	75	80,062

				238,375

Entertainment & Leisure — 0.2%
AMF Bowling Worldwide, Inc., Sr. Sub. Notes
10.00%	03/01/10	Caa1	75	74,625
AOL Time Warner, Inc., Gtd. Bonds
7.625%	04/15/31	Baa1	160	187,445
Argosy Gaming Co., Sr. Sub. Notes
9.00%	09/01/11	Ba3	25	27,127
7.00%	01/15/14	B1	50	55,469
Cinemark USA, Inc., Sr. Sub. Notes
9.00%	02/01/13	B3	25	25,813
GTECH Holdings Corp., Gtd. Notes
4.50%	12/01/09	Baa1	215	198,070
K2 Inc., Sr. Notes
7.375%	07/01/14	Ba3	75	75,000
Mohegan Tribal Gaming Authority, Gtd. Notes
6.875%	02/15/15	Ba3	25	25,500
Resorts International Hotel & Casino, Inc., Gtd. Notes
11.50%	03/15/09	B2	25	28,000

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS
(Continued)

Entertainment & Leisure (cont’d.)
Six Flags, Inc., Sr. Notes
8.875%	02/01/10	Caa1	$25	$24,750
Speedway Motorsports, Inc., Sr. Sub. Notes
6.75%	06/01/13	Ba2	50	51,313
Town Sports International, Inc., Gtd. Notes
9.625%	04/15/11	B2	25	25,969
Warner Music Group, Sr. Sub. Notes
7.375%	04/15/14	B3	75	75,187

				874,268

Environmental Services — 0.1%
Allied Waste North America, Inc., Sr. Notes
7.875%	04/15/13	B2	125	127,500
Casella Waste Systems, Inc., Sr. Sub. Notes
9.75%	02/01/13	B3	100	108,000

				235,500

Finance Services — 1.3%

Arch Western Finance LLC, Sr. Notes
6.75%	07/01/13	Ba3	50	51,000
Bank One Corp., Sub. Notes
5.25%	01/30/13	A1	270	272,218
Capital One Bank, Sub. Notes
6.50%	06/13/13	Baa3	280	300,364
CIT Group, Inc., Sr. Notes
5.00%	02/01/15	A2	330	325,121
Couche-Tard Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba3	50	51,500
Countrywide Home Loans, Inc., Notes
4.125%	09/15/09	A3	280	271,921
Dollar Financial Group Inc., Gtd. Notes
9.75%	11/15/11	B3	75	78,000
Duke Capital LLC, Sr. Notes
4.302%	05/18/06	Baa3	100	99,936
Erac USA Finance Co., Bonds Series 144A(g)
5.60%	05/01/15	Baa1	185	186,915
Ford Motor Credit Co., Notes
4.74%	11/16/06	Baa3	105	104,628
Franklin Resources, Inc., Notes
3.70%	04/15/08	A2	55	53,722
General Electric Capital Corp., Notes
6.125%	02/22/11	Aaa	280	296,962
6.00%	06/15/12	Aaa	185	196,919
General Motors Acceptance Corp., Bonds
8.00%	11/01/31	Ba1	150	130,975
Goldman Sachs Group, Inc., Gtd. Notes
6.345%	02/15/34	A1	380	395,933
HBOS PLC, Sub. Notes (United Kingdom) 144A(g)
6.00%	11/01/33	Aa3	170	179,583
HSBC Finance Corp., Notes
5.00%	06/30/15	A1	240	236,037
Huntington National Bank, Sr. Notes
4.375%	01/15/10	A2	210	206,649
International Lease Finance Corp., Notes
6.375%	03/15/09	A1	185	193,811

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS
(Continued)

Finance Services (cont’d.)
iStar Financial, Inc., Sr. Notes
5.125%	04/01/11	Baa3	$200	$196,996
John Deere Capital Corp., Notes
7.00%	03/15/12	A3	190	212,025
John Hancock Global Funding II, Notes 144A(g)
5.625%	06/27/06	Aa2	240	241,870
JSG Funding PLC., Sr. Sub Notes
7.75%	04/01/15	Caa1	50	42,500
MBNA America Bank NA, Notes
4.625%	08/03/09	Baa1	190	189,605
MBNA America Bank NA, Sub. Notes
7.125%	11/15/12	Baa2	80	89,929
Orion Power Holdings, Inc., Sr. Notes
12.00%	05/01/10	B2	75	90,375
Student Loan Marketing Assoc., Notes
3.85%	01/26/09	A2	225	225,480
3.66%	04/01/09	A2	155	152,653
US Bancorp, Sr. Notes
4.50%	07/29/10	Aa2	275	272,292
Verizon Global Funding Corp., Notes
7.75%	12/01/30	A2	165	201,016
Wells Fargo & Co., Notes
4.02%	03/23/07	Aa1	225	225,166

				5,772,101

Financial - Bank & Trust — 0.4%
ABN AMRO Bank NV, Sub. Notes
7.125%	06/18/07	A1	145	150,876
BAC Capital Trust VI, Gtd. Bonds
5.625%	03/08/35	Aa3	240	231,393
Bank of America Corp., Sr. Notes
4.875%	09/15/12	Aa2	225	224,944
Bank of Nova Scotia, Sub. Debs. (Canada)
6.25%	09/15/08	A1	50	52,129
BB&T Corp., Sub. Notes
6.50%	08/01/11	A1	185	199,996
Citigroup, Inc., Sub. Notes
5.00%	09/15/14	Aa2	375	372,975
International Nederland Bank NV, Sub. Notes (Netherlands)
144A(g)
5.125%	05/01/15	Aa3	250	251,101
Northern Trust Co., Sub. Notes
4.60%	02/01/13	A1	115	113,323
Residential Capital Corp., Notes 144A(g)
6.375%	06/30/10	Baa3	60	60,785
Wachovia Corp., Sub. Notes
6.40%	04/01/08	A1	80	83,197
Webster Financial Corp., Sr. Notes
5.125%	04/15/14	Baa3	180	177,615

				1,918,334

Financial - Brokerage — 0.1%
Legg Mason, Inc., Sr. Notes
6.75%	07/02/08	A3	100	105,343

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS
(Continued)

Financial - Brokerage (cont’d.)
Lehman Brothers Holdings Inc., Notes
3.50%	08/07/08	A1	305	$295,796
Merrill Lynch & Co. Inc., Notes
4.25%	02/08/10	Aa3	200	195,520

				596,659

Food — 0.2%
Agrilink Foods, Inc., Gtd. Notes 144A(g)
11.875%	11/01/08	B3	25	25,563
B&G Foods Holding Corp., Sr. Notes
8.00%	10/01/11	B2	125	126,562
Del Monte Corp., Sr. Sub. Notes 144A(g)
6.75%	02/15/15	B2	25	25,125
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.625%	11/01/11	A3	195	201,478
McCormick & Co., Inc., Notes
6.40%	02/01/06	A2	260	261,790
Wornick Co., Sec’d. Notes
10.875%	07/15/11	B2	50	51,375
Wrigley, (Wm., Jr.) Co., Notes
4.65%	07/15/15	A1	75	73,723

				765,616

Furniture

Sealy Mattress Co., Sr. Sub. Notes
8.25%	06/15/14	B3	50	50,250
Healthcare Services — 0.1%
Concentra Operating Corp., Gtd. Notes
9.50%	08/15/10	B3	25	26,188
Concentra Operating Corp., Sr. Sub. Notes
9.125%	06/01/12	B3	75	78,000
Genesis HealthCare Corp., Sr. Sub Notes
8.00%	10/15/13	B3	75	80,812
Highmark, Inc., Notes 144A(g)
6.80%	08/15/13	Baa3	145	157,852
Tenet Healthcare Corp., Sr. Notes
9.875%	07/01/14	B3	25	26,125
Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes
9.00%	10/01/14	Caa1	50	53,250

				422,227

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3	100	100,945
Hilton Hotels Corp., Notes
7.625%	12/01/12	Baa3	25	28,139
Host Marriott L.P., Gtd. Notes
9.50%	01/15/07	Ba3	50	52,312
Mandalay Resort Group, Sr. Sub. Notes
10.25%	08/01/07	Ba3	50	53,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS
(Continued)

Hotels & Motels (cont’d.)
MGM Mirage, Inc., Gtd. Notes
9.75%	06/01/07	Ba3	$25	$26,625

				261,771

Industrial Products — 0.1%
Brand Services, Inc., Gtd. Notes
12.00%	10/15/12	Caa1	75	79,500
Collins & Aikman Corp., Gtd. Notes
9.75%	02/15/10	Caa1	75	72,375
Massey Energy Co., Sr. Notes
6.625%	11/15/10	Ba3	75	76,500
Mobile Mini, Inc., Sr. Notes
9.50%	07/01/13	B2	75	82,875

				311,250

Insurance — 0.4%
Ace INA Holdings, Inc., Notes
5.875%	06/15/14	A3	155	157,680
Allstate Financial Global Funding LLC, Notes 144A(g)
5.25%	02/01/07	Aa2	180	181,116
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2	195	195,034
Genworth Financial, Inc., Notes
5.75%	06/15/14	A2	185	193,866
Metlife, Inc., Sr. Notes
6.125%	12/01/11	A2	200	212,625
Nationwide Financial Services, Inc., Sr. Notes
5.90%	07/01/12	A3	205	214,409
Nationwide Mutual Insurance Co., Bonds 144A(g)
6.60%	04/15/34	A2	105	106,079
NLV Financial Corp., Sr. Notes 144A(g)
7.50%	08/15/33	Baa3	120	131,081
Principal Life Global Funding I, Notes 144A(g)
5.125%	10/15/13	Aa2	185	187,610
Security Benefit Life Insurance Co., Notes 144A(g)
7.45%	10/01/33	Baa1	80	92,982
Transamerica Capital II Co., Co. Gtd. 144A(g)
7.65%	12/01/26	Baa1	95	110,864

				1,783,346

Machinery & Equipment
Dresser-Rand Group, Inc., Sr. Sub. Notes 144A(g)
7.375%	11/01/14	B3	22	22,825
JLG Industries, Inc., Sr. Sub. Notes
8.375%	06/15/12	B3	100	106,000

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS
(Continued)

Machinery & Equipment (cont’d.)
Manitowoc Co., Inc., Gtd. Notes
7.125%	11/01/13	B1	50	$51,750

				180,575

Medical Supplies & Equipment — 0.3%
Abbott Laboratories, Notes
5.625%	07/01/06	A1	360	363,432
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%	02/01/08	B1	250	260,000
Genentech, Inc., Notes
4.75%	07/15/15	A1	165	161,829
MedQuest, Inc., Gtd. Notes
11.875%	08/15/12	Caa1	25	26,375
Medtronic, Inc., Notes 144A(g)
4.75%	09/15/15	A1	260	255,947
VWR International, Inc., Sr. Notes
6.875%	04/15/12	B3	25	24,688
Warner Chilcott Corp., Gtd. Notes 144A(g)
8.75%	02/01/15	Caa1	50	48,000

				1,140,271

Metals & Mining — 0.1%
Autocam Corp., Sr. Sub. Notes
10.875%	06/15/14	Caa2	50	33,500
Freeport-McMoRan Resource Partners, Inc. L.P., Sr. Notes
7.00%	02/15/08	Ba3	175	178,937
Hawk Corp., Sr. Notes(g)
8.75%	11/01/14	B2	50	50,500
Neenah Corp., Sec’d. Notes 144A(g)
11.00%	09/30/10	B2	25	27,625
Newmont Mining Corp., Unsec’d. Notes
5.875%	04/01/35	Baa1	245	240,123
Russel Metals, Inc., Sr. Notes (Canada)
6.375%	03/01/14	Ba3	75	73,125
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba3	50	51,000

				654,810

Oil & Gas — 0.8%
Amerada Hess Corp., Bonds
7.875%	10/01/29	Ba1	135	165,579
ANR Pipeline, Co., Notes
8.875%	03/15/10	B1	25	27,023
Atmos Energy Corp., Notes
4.00%	10/15/09	Baa3	210	202,540
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2	200	240,005
Chesapeake Energy Corp., Sr. Notes
7.00%	08/15/14	Ba2	25	26,250
ConocoPhillips, Gtd. Bonds
5.90%	10/15/32	A3	245	265,243
Denbury Resources, Inc., Gtd. Notes
7.50%	04/01/13	B2	75	78,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS
(Continued)

Oil & Gas (cont’d.)
Devon Financing Corp ULC., Gtd. Notes
6.875%	09/30/11	Baa2	$240	$263,812
Diamond Offshore Drilling, Inc., Sr. Notes
5.15%	09/01/14	Baa2	125	124,817
Diamond Offshore Drilling, Inc., Sr. Notes 144A(g)
4.875%	07/01/15	Baa2	150	146,519
Duke Capital LLC, Sr. Notes
6.25%	02/15/13	Baa3	175	184,072
Dynegy-Roseton Danskammer Corp., Gtd. Notes
7.27%	11/08/10	Caa2	50	49,750
EnCana Holdings Finance Corp., Gtd. Notes
5.80%	05/01/14	Baa2	200	210,637
Ferrellgas Partners L.P., Sr. Notes
8.75%	06/15/12	B2	100	101,500
Forest Oil Corp., Sr. Notes
8.00%	12/15/11	Ba3	25	27,625
Halliburton Co., Notes
5.50%	10/15/10	Baa2	265	273,654
Hanover Compressor Co., Sr. Notes
9.00%	06/01/14	B3	25	27,781
Hilcorp Energy I L.P., Sr. Notes 144A(g)
10.50%	09/01/10	B3	75	82,500
Kaneb Pipe Line Operating Partnership L.P., Sr. Notes
7.75%	02/15/12	Baa3	90	100,252
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%	03/15/12	Ba3	33	35,805
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3	70	69,850
Parker Drilling Co., Gtd. Notes(g)
10.125%	11/15/09	B2	7	7,280
Pemex Project Funding Master Trust, Gtd. Notes
7.375%	12/15/14	Baa1	125	138,750
Pemex Project Funding Master Trust, Gtd. Notes 144A(g)
5.17%	06/15/10	Baa1	190	197,695
Petro-Canada, Notes
5.95%	05/15/35	Baa2	185	185,012
Tgt Pipeline Llc,
5.50%	02/01/17	Baa2	55	55,503
Transocean, Inc., Unsec’d Notes
7.50%	04/15/31	Baa1	110	138,736

				3,426,940

Paper
Boise Cascade LLC, Gtd. Notes
7.125%	10/15/14	B2	100	94,750

Paper & Forest Products
Celulosa Arauco v Constitucion SA, Notes
5.125%	07/09/13	Baa2	160	154,688

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS
(Continued)

Paper & Forest Products (cont’d.)
Graphic Packaging International Corp., Sr. Notes
8.50%	08/15/11	B2	$25	$24,500

				179,188

Pharmaceuticals
Amgen, Inc., Sr. Notes
4.00%	11/18/09	A2	125	122,209

Printing & Publishing — 0.1%
CanWest Media, Inc., Gtd. Notes
8.00%	09/15/12	B2	137	145,919
CanWest Media, Inc., Sr. Sub. Notes (Canada)
10.625%	05/15/11	B2	100	108,750
Dex Media East LLC, Gtd. Notes
9.875%	11/15/09	B1	25	27,187
12.125%	11/15/12	B2	98	114,660
Houghton Mifflin Co., Sr. Notes
8.25%	02/01/11	B3	25	25,813
Houghton Mifflin Co., Sr. Sub. Notes
9.875%	02/01/13	Caa1	50	53,000
Primedia, Inc., Gtd. Notes
8.875%	05/15/11	B2	50	52,375
Primedia, Inc., Sr. Notes
8.00%	05/15/13	B2	25	25,188
Sun Media Corp., Gtd. Notes (Canada)
7.625%	02/15/13	Ba3	50	52,312

				605,204

Railroads — 0.1%
Canadian National Railway Co., Bonds
6.25%	08/01/34	Baa1	195	216,036
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1	250	256,549

				472,585

Real Estate Investment Trust — 0.4%
Archstone-Smith Operating Trust, Sr. Unsec’d Notes
5.25%	05/01/15	Baa1	180	179,126
Centex Corp., Notes
5.45%	08/15/12	Baa2	200	197,682
Developers Diversified Reatly Corp., Notes
3.875%	01/30/09	Baa3	145	139,801
EOP Operating L.P., Notes
4.65%	10/01/10	Baa2	145	142,593
Lennar Corp., Sr. Unsec’d 144A(g)
5.60%	05/31/15	Baa3	145	142,050
MDC Holdings, Inc., Co. Gtd.
5.50%	05/15/13	Baa3	260	255,690
NVR, Inc., Sr. Notes
5.00%	06/15/10	Baa3	150	147,225
Omega Healthcare Investors, Inc., Sr. Notes
7.00%	04/01/14	B1	50	50,500
Pulte Homes, Inc., Gtd. Notes
7.875%	08/01/11	Baa3	150	167,184

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Real Estate Investment Trust (cont’d.)
Simon Property Group L.P., Notes
3.75%	01/30/09	Baa1	$190	$183,385

WCI Communities, Inc., Gtd. Notes
9.125%	05/01/12	Ba3	50	51,500

				1,656,736

Restaurants — 0.1%
Real Mex Restaurants, Inc., Gtd. Notes
10.00%	04/01/10	B2	25	26,781
Yum! Brands, Inc., Sr. Notes
7.70%	07/01/12	Baa3	185	212,233

				239,014

Retail & Merchandising — 0.1%
Adesa Inc., Sr. Sub. Notes
7.625%	06/15/12	B1	50	50,000
Jean Coutu Group PJC, Inc., Sr. Notes (Canada)
7.625%	08/01/12	B2	75	76,313
Kroger Co., Gtd. Notes
8.05%	02/01/10	Baa2	180	198,367
Pantry, Inc., Sr. Sub. Notes
7.75%	02/15/14	B3	50	50,000
Wal-Mart Stores Inc., Bonds
5.25%	09/01/35	Aa2	200	193,547

				568,227

Telecommunications — 0.5%
America Movil SA de CV, Co. Gtd. Notes
5.50%	03/01/14	A3	115	113,700
Centennial Cellular Operating Co., Gtd. Notes
10.125%	06/15/13	B3	50	56,250
Echostar DBS Corp., Sr. Notes
9.125%	01/15/09	Ba3	3	3,158
Eircom Funding, Gtd. Notes (Ireland)
8.25%	08/15/13	B1	100	108,500
France Telecom SA, Notes
7.75%	03/01/11	A3	155	175,998
Horizon PCS, Inc., Co. Gtd. Notes
11.375%	07/15/12	B3e	25	28,750
iPCS Escrow Co., Sr. Notes
11.50%	05/01/12	B3	50	57,750
New Cingular Wireless Services, Inc., Sr. Notes
8.75%	03/01/31	Baa2	170	229,466
Rodgers Wireless Inc., Sr. Sub. Notes (Canada)
8.00%	12/15/12	B2	150	158,437
Rogers Wireless, Inc., Sec’d. Notes (Canada)
9.625%	05/01/11	Ba3	75	86,625
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa2	295	325,879
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2	155	153,901
Telefonos de Mexico SA 144A
5.50%	01/27/15	A3	150	147,523
TELUS Corp., Notes
8.00%	06/01/11	Baa2	245	280,291
Time Warner Telecom LLC, Sr. Notes
9.75%	07/15/08	B3	75	75,938

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Telecommunications (cont’d.)
Time Warner Telecom, Inc., Sr. Notes
10.125%	02/01/11	B3	$50	$51,500
UbiquiTel Operating Co., Sr. Notes
9.875%	03/01/11	Caa1	75	83,250
US Unwired, Inc., Sec’d. Notes
10.00%	06/15/12	Caa1	50	57,500

				2,194,416

Theaters & Entertainment
LCE Acquisition Corp., Gtd. Notes
9.00%	08/01/14	B3	50	48,625

Transportation — 0.1%
CHC Helicopter Corp., Sr. Sub. Notes
7.375%	05/01/14	B2	25	25,625
Petroleum Helicopters, Inc., Gtd. Notes, Series B
9.375%	05/01/09	B1	75	79,687
Union Tank CAR Co., Notes
7.125%	02/01/07	A2	150	154,789

				260,101

Utilities — 0.7%
AES Corp., Sec’d. Notes 144A(g)
9.00%	05/15/15	Ba3	100	109,750
AES Corp., Sr. Notes
8.875%	02/15/11	B1	125	135,625
7.75%	03/01/14	B1	25	26,500
Alabama Power Co., Sr. Notes
4.026%	08/25/09	A2	175	175,471
Allegheny Energy Supply Co. LLC, Notes
7.80%	03/15/11	Ba3	25	27,375
Black Hills Corp., Notes
6.50%	05/15/13	Baa3	150	155,375
CE Electric UK Funding Co., Sr. Notes (United Kingdom) 144A(g)
7.00%	12/30/07	Baa2	155	160,069
Centerpoint Energy, Inc. Sr. Notes
7.25%	09/01/10	Ba1	135	146,571
CMS Energy Corp., Sr. Notes
8.50%	04/15/11	B1	400	445,000
Edison Mission Energy, Sr. Notes
9.875%	04/15/11	B1	100	118,500
Exelon Generation Co. LLC, Notes
5.35%	01/15/14	Baa1	155	155,212
FirstEnergy Corp., Notes
6.45%	11/15/11	Baa3	200	212,953
Pacific Gas & Electric Corp., Unsec’d Notes
6.05%	03/01/34	Baa1	150	156,059
Pinnacle West Capital Corp., Sr. Notes
6.40%	04/01/06	Baa2	150	151,323
PPL Capital Funding, Gtd. Notes
4.33%	03/01/09	Baa3	190	186,255
Progress Energy, Inc., Sr. Notes
6.75%	03/01/06	Baa2	130	131,158
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08	Baa2	245	241,114

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

CORPORATE OBLIGATIONS
(Continued)

Utilities (cont’d.)
Utilicorp Canada Finance Corp., Gtd. Notes (Canada)
7.75%	06/15/11	B2	$ 25	$ 26,313
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa3	110	106,900
Williams Cos., Inc., Notes
8.75%	03/15/32	B1	25	29,500
WPD Holdings UK, Jr. Unsub. Notes 144A(g)
6.875%	12/15/07	Baa3	110	113,379

				3,010,402

Total CORPORATE OBLIGATIONS
(cost $33,142,473)				33,248,238

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Banc of America Commercial Mortgage, Inc., Series 2003-1 Cl-A2
4.648%	09/11/36	AAA(d)	350	344,332
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A1
3.801%	12/10/42	AAA(d)	93	91,327
Banc of America Mortgage Securities, Series 2004-A Cl-2A2(c)
4.13%	02/25/34	AAA(d)	279	274,089
Bank of America Mortgage Securities Series 2004-D Cl 2A2
4.209%	05/25/34	AAA(d)	109	107,445
Series 2003-L Cl 2A2
4.26%	01/25/34	Aaa	483	476,478
Series 2004-H, Class 2A2
4.77%	09/25/34	Aaa	160	158,713
Series 2004-I Class 3A2
4.94%	10/25/34	Aaa	171	168,977
Bear Stearns Commercial Mortgage Securities Series 2004-Pwr6, Class A1
3.688%	11/11/41	Aaa	67	66,380
Series 2004-T14, Class A2
4.17%	01/12/41	Aaa	900	883,406
Series 2005-Pwr8, Class A4
4.674%	06/11/41	Aaae	600	584,864
Series 2005-Pwr9, Class Aab
4.804%	09/15/42	Aaa	400	399,328
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1
3.787%	10/15/41	Aaa	67	65,722
Commercial Mortgage Pass-Through Certification
4.235%	05/10/43	Aaa	258	254,988
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A2
4.609%	02/15/38	Aaa	1,175	1,163,909
Fannie Mae, Series 2003-40, Class NI
Zero	04/01/33	Aaa	126	7,770
Federal National Mortgage Assoc. Series 2003-W16 Cl Af3
2.91%	07/25/29	Aaa	32	32,374
Series 2003-92 Class NM
3.50%	04/25/13	Aaa	300	293,866
Series 2002-74 Cl-Pj
5.00%	03/25/15	Aaa	575	576,470

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS
(Continued)
Series 319, Class 2, IO
6.50%	02/01/32	Aaa	$78	$ 16,237
Freddie Mac
Series 2614, Class IH, IO

4.50%	07/15/11 - 05/15/16	Aaa	1,765	837,963
Series 2686 Class JG
5.50%	04/15/28	Aaa	800	799,778
General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class A2
6.531%	05/15/33	Aaa	390	419,647
GMAC Commercial Mortgage Securities, Inc.
6.70%	04/15/34	AAA(d)	375	407,214
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1A Class A2
3.835%	10/08/08	Aaa	322	316,802
Series 2005-Gg3 Class Aab
4.619%	08/10/42	Aaa	160	157,517
JP Morgan Chase Commercial Mortgage Corp.
4.824%	10/15/42	Aaa	325	323,550
JP Morgan Chase Commercial Mortgage Finance Corp.
Series 2001-CIB2 Class A2
6.244%	04/15/35	AAA(d)	312	320,679
Series 2001-CIBC Class A3
6.26%	03/15/33	AAA(d)	425	451,968
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Cl-A2
3.246%	03/01/29	Aaa	475	453,321
Series 2004-C4 Class A2
4.567%	05/15/29	Aaa	750	745,892
Series 2005-C1 Class A4
4.742%	02/15/30	Aaa	325	318,823
Washington Mutual Mortgage, Series 2004-AR1, Class A(c)
4.229%	03/25/34	Aaa	169	166,309

Total Collateralized Mortgage Obligations
(cost $11,889,470)				11,686,138

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
Federal Home Loan Bank
5.75%	05/15/12	300	318,925
Federal Home Loan Mortgage Corp.
6.625%	09/15/09	1,000	1,075,806
5.125%	07/15/12	135	138,909
5.00%	07/15/14	1,000	1,025,240
4.125%	10/18/10	665	652,890
Federal National Mortgage Assoc.

6.00%	05/15/08 - 05/15/11	815	856,509
4.375%	09/15/12	450	445,311

3.25%	08/15/08 - 02/15/09	1,175	1,133,444

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.50%	03/01/18	$68	$ 68,586

Total U.S. Government Agency Obligations (cost $5,749,086)			5,715,620

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

ASSET-BACKED SECURITIES — 1.3%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, IO
6.35%	02/25/13	Aaa	154	155,431
Capital One Multi-Asset Execution Trust
Series 2004-A8 Cl-A8
3.898%	08/15/14	Aaaa	1,025	1,028,644
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	525	524,918
Chase Funding Mortgage Loan Asset-Backed, Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	51	51,618
Chase Issuance Trust
4.55%	03/15/13	Aaa	475	473,590
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%	12/15/09	Aaa	285	276,933
Citibank Credit Card Issuance Trust
4.178%	07/15/14	Baa2	275	273,453
Countrywide Asset-Backed Certificates, Series 2003-5, Class AF3
3.613%	04/25/30	Aaa	95	95,092
Credit-Based Asset Servicing and Securitization
4.831%	08/25/35	Aaa	185	184,079
GE Equipment Small Ticket LLC 144A(g) (cost $349,894; purchased 08/25/2005)
4.51%	12/22/14	Aaa	350	345,242
MBNA Credit Card Master Note Trust
4.50%	01/15/13	Aaa	245	244,005
New Century Home Equity Loan Trust, Series 2005-A, Class A6
4.954%	08/25/35	AAA(d)	575	564,852
New Century Home Equity Loan Trust, Series 2005-A, Class M2
5.344%	06/28/35	AA(d)	210	207,023
PECO Energy Transition Trust, Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	511,511
PSE&G Transition Funding LLC
6.61%	06/15/15	Aaa	100	110,760
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%	09/15/15	Aaa	350	365,032
WFS Financial Owner Tust
2.81%	08/22/11	Aaa	310	303,180

Total Asset-Backed Securities (cost $5,734,525)				5,715,363

MUNICIPAL BONDS — 0.2%

Georgia — 0.1%
Atlanta GA Airport Passenger Facility Charge Revenue Bonds
5.00%	01/01/33	Aaa	440	457,358

Kansas
Kansas Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aaa	125	129,309

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value

MUNICIPAL BONDS (Continued)

Oregon
Oregon State Taxable Pension, General Obligation Unlimited
5.892%	06/01/27	Aa3	60	$65,084

Texas — 0.1%
Houston Texas Utility System Revenue
5.25%	05/15/06	Aaa	340	370,729

Total Municipal Bonds (cost $1,022,941)			1,022,480

FOREIGN GOVERNMENT BONDS — 0.1%
Republic of South Africa (South Africa)
6.50%	06/02/14	Baa1	265	289,513
United Mexican States (Mexico)
6.375%	01/16/13	Baa1	205	218,120

Total Foreign Government Bonds (cost $481,244)			507,633

	Units

WARRANTS *
Entertainment & Leisure
Mikohn Gaming Corp., expiring 08/15/08 144A(g)	—(r)	$23

Transportation

Travelcenters of America Units, expiring 05/01/09(g)	1	656

Total Warrants (cost $0)		679

TOTAL LONG-TERM INVESTMENTS (cost $394,419,120)		433,208,262

	Shares	Value

SHORT-TERM INVESTMENTS — 2.1%

REGISTERED INVESTMENT COMPANIES
Blackrock Provident Institutional Funds TempCash Portfolio (j)	4,547,760	$4,547,760
Blackrock Provident Institutional Funds TempFund Portfolio (j)	4,547,760	4,547,760

TOTAL SHORT-TERM INVESTMENTS (cost $9,095,520)		9,095,520

TOTAL INVESTMENTS — 100.0% (cost $403,514,640(p))		442,303,782
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		12,162

NET ASSETS — 100.0%		$442,315,944

The following abbreviations are used in portfolio descriptions:

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

IO	Interest Only

PIK	Payment-in-kind

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $404,936,313; accordingly, net unrealized appreciation on investments for federal income tax purposes was $37,367,469 (gross unrealized appreciation - $49,816,676; gross unrealized depreciation - $12,449,207). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.

(v)	The rate shown reflects the coupon rate after the step date.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000) #		Value

LONG-TERM INVESTMENTS — 92.3%

FOREIGN BONDS — 50.6%

Australia — 0.7%
Australia & New Zealand Banking Group, Sub. Notes
4.45%	02/05/15(c)	A1	EUR	150	$191,268
BHP Billiton Finance, Co. Gtd.
4.80%	04/15/13	A1		$450	447,440
Eurofima, Sr. Notes
6.50%	08/22/11	Aaa	AUD	1,570	1,240,918
Republic of Austria, Bonds
6.25%	07/15/27	Aaa	EUR	850	1,435,259

					3,314,885

Austria — 0.9%
Republic of Austria, Notes 144A
3.80%	10/20/13	Aaa	EUR	1,800	2,281,482
Republic of Austria, Unsub. Notes 144A(g)

4.00%	07/15/09	Aaa	EUR	1,800	2,271,771

					4,553,253

Belgium — 0.4%
Belgium Kingdom, Notes
5.00%	03/28/35	Aa+	EUR	1,110	1,661,238
Elia System Op SA NV, Sr. Unsub Notes
4.75%	05/13/14	A-(d)	EUR	200	263,446

					1,924,684

Canada — 1.8%
British Columbia (Prov of), Debentures
5.70%	06/18/29	Aa1	CAD	800	798,073
Canadian Government, Bonds

5.25%	06/01/12 - 06/01/13	Aaa	CAD	2,805	2,579,216
5.75%	06/01/33	Aaa	CAD	940	1,009,338
6.00%	06/01/11	Aaa	CAD	800	768,564
Canandian National Railways Co., Bonds
6.25%	08/01/34	Baa1		230	254,811
Encana Holdings Financial Corp., Gtd. Notes
5.80%	05/01/14	Baa2		280	294,891
Ford Credit Canada, Sr. Notes
7.25%	12/07/07	A3	GBP	90	158,678
Ontario (Prov Of), Debs.
5.00%	03/08/14	Aa2	CAD	1,780	1,629,990
Quebec Province, Debs.
9.375%	01/16/23	A1	CAD	800	1,078,883
Telus Corp., Notes
8.00%	06/01/11	Baa3		315	360,374

					8,932,818

Chile
Celulosa Arauco y Constitucion SA, Notes
5.125%	07/09/13	Baa2		225	217,531

					217,531

Denmark — 1.2%
Kingdom of Denmark, Bonds
8.00%	03/15/06	Aaa	DKK	33,350	5,504,730

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Denmark (cont’d.)
Kingdom of Denmark, Notes
5.00%	11/15/13	Aaa	DKK	2,750	$507,816

					6,012,546

Finland — 0.8%
Finland Government, Bonds
5.00%	07/04/07	Aaa	EUR	3,000	3,768,040
Nordea Bank Finland, Sub. Notes
5.75%	03/26/14(c)	A1	EUR	200	263,354

					4,031,394

France — 8.4%
Aventis S.A.,
4.25%	09/15/10	A1	EUR	200	254,035
BNP Paribas SA, Sub. Notes
5.25%	12/17/12	Aa3	EUR	140	190,389
5.625%	08/07/08	Aa3	EUR	150	194,342
France Government, Bonds
4.00%	10/25/14	Aaa	EUR	3,900	5,013,922
5.50%	04/25/10	Aaa	EUR	3,960	5,329,549
France Telecom SA, Notes
8.00%	03/01/11	Baa1		$170	193,030
France Telecom SA, Sr. Unsub. Notes
7.00%	12/23/09	A3	EUR	295	410,349
France Telecom, Sr. Unsub. Bonds
8.125%	01/28/33	A3	EUR	75	139,165
French Government, Bonds
4.00%	10/25/09	Aaa	EUR	2,500	3,164,837
4.75%	10/25/12	Aaa	EUR	700	938,856
5.00%	04/25/12	Aaa	EUR	12,970	17,556,443
5.50%	04/25/29	Aaa	EUR	1,700	2,665,411
5.75%	10/25/32	Aaa	EUR	3,400	5,597,862
Vivendi Environment, Sr. Notes
5.875%	02/01/12	A3	EUR	115	159,165

					41,807,355

Germany — 16.1%
Deutsche Bank AG, Bonds
5.125%	01/31/13	A1	EUR	180	241,704
German Government, Bonds
3.25%	07/04/15	Aaa	EUR	9,060	10,976,336

4.25%	02/15/08 - 01/04/14	Aaa	EUR	7,040	9,079,528

4.75%	07/04/08 - 07/04/34	Aaa	EUR	10,050	13,638,867
5.25%	07/04/10	Aaa	EUR	12,800	17,113,587
5.50%	01/04/31	Aaa	EUR	3,500	5,533,525

6.00%	01/05/06 - 07/04/07	Aaa	EUR	9,100	11,347,335
6.50%	10/14/05	Aaa	EUR	6,560	7,892,459

1

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Germany (cont’d.)
KFW Bankengruppe, Gtd. Notes
4.75%	12/07/10	Aaa	GBP	2,643	$4,721,067

					80,544,408

Greece — 0.3%
Greek Government, Bonds
6.50%	01/11/14	A(d)	EUR	1,075	1,599,482

					1,599,482

Ireland — 0.8%
Bank of Ireland, Sub. Notes
6.45%	02/10/10	A1	EUR	190	261,288
GE Capital UK Funding, Gtd.
5.625%	12/12/14	Aaa	GBP	250	466,315
Irish Government, Bonds
4.25%	10/18/07	Aaa	EUR	2,000	2,491,191
Irish Life & Permanent PLC, Sub. Notes
6.25%	02/15/11	A2	EUR	200	277,515
Jefferson Smurfit Corp., Sr. Notes
9.625%	10/01/12	B3		$450	452,250

					3,948,559

Italy — 4.0%
Autostrade SpA, Co. Gtd.
5.00%	06/09/14	A3	EUR	100	132,616
Banca Intesa SpA, Sub.
5.85%	05/08/14(c)	A2	EUR	200	264,891
Banca Monte Dei Paschi di Sien SpA, Sub. Notes
4.50%	09/24/15(c)	A2	EUR	200	254,424
Edison SpA, Sr. Notes
5.125%	12/10/10	Baa2	EUR	120	157,678
Italy Treasury, Bonds
5.00%	10/15/07	Aa2	EUR	3,320	4,192,884
5.25%	12/15/05	Aa3	EUR	6,560	7,931,289
6.00%	05/01/31	Aa2	EUR	1,040	1,692,161
7.25%	11/01/26	Aa2	EUR	660	1,197,927
Italy Treasury, Debs.
6.75%	07/01/07	Aa2	EUR	2,920	3,768,837
Sanpaolo IMI SpA, Sub.
3.75%	06/09/15(c)	NR	EUR	190	235,494
UniCredito Italiano SpA, Sub. Notes
6.10%	02/28/12	Aa3	EUR	150	208,848

					20,037,049

Japan — 2.7%
Japanese Government, Bonds
1.00%	12/20/12	A2	JPY	302,200	2,636,253
1.30%	12/20/13	A2	JPY	216,600	1,909,957
1.50%	03/20/15	A2	JPY	350,500	3,112,062
1.90%	03/20/25	A2	JPY	186,700	1,613,305
2.00%	06/20/22	A2	JPY	454,500	4,100,269

					13,371,846

Mexico — 2.7%
America Movil SA de CV, Co. Gtd.
5.50%	03/01/14	A3		115	113,700
Mexican Government, Bonds
8.00%	12/07/23	Baa1	MXN	13,665	1,175,950

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Mexico (cont’d.)

9.00%	12/22/11 - 12/20/12	A(d)	MXN	97,950	$9,332,527
9.50%	12/18/14	A(d)	MXN	15,285	1,504,344
10.00%	12/05/24	A(d)	MXN	11,820	1,219,140

					13,345,661

Netherlands — 4.0%
Credit Suisse Group Financial Guernsey Ltd., Co. Gtd.
6.375%	06/07/13	A1(d)	EUR	135	195,762
Deutsche Telekom International Finance BV, Gtd. Notes
7.50%	05/29/07	Baa3	EUR	100	129,685
Enbw International Finance BV, Co. Gtd.
5.875%	02/28/12	A3	EUR	140	194,601
ING Bank NV, Sub. Notes
5.50%	01/04/12	Aa3	EUR	140	190,609
International Nederland Bank NV, Sub. Notes 144A(g)

5.125%	05/01/15	Aa3	EUR	110	110,485
Netherlands Government, Bonds
4.25%	07/15/13	Aaa	EUR	870	1,134,123
5.00%	07/15/12	Aaa	EUR	4,840	6,553,740
5.75%	02/15/07	Aaa	EUR	660	829,791
6.00%	01/15/06	Aaa	EUR	7,300	8,865,668
Repsol International Finance BV, Co. Gtd.
4.625%	10/08/14	Baa1	EUR	75	96,699
RWE Finance BV, Co. Gtd.
5.375%	04/18/08	A1	EUR	100	128,149
6.375%	06/03/13	A1	GBP	250	481,426
Telecom Italia Capital, Gtd. Notes
5.25%	11/15/13	Baa2		$245	243,263
Telecom Italia Finance NV, Co. Gtd.
7.75%	01/24/33	Baa2	EUR	35	60,308
Telecom Italia Finance NV, Gtd. Notes
5.875%	01/24/08	Baa2	EUR	250	321,475
6.875%	01/24/13	Baa2	EUR	205	298,254

					19,834,038

Poland — 0.2%
Polish Government, Bonds
5.75%	06/24/08	A2	PLZ	4,000	1,267,343

					1,267,343

Russia — 0.1%
Russian Ministry of Finance, Debs.
3.00%	05/14/11	Ba1		690	614,169

					614,169

South Africa — 0.2%
Republic of South Africa, Bonds
13.50%	09/15/15	A2	ZAR	4,900	1,050,090

					1,050,090

Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes
4.50%	11/12/15(c)	Aa3	EUR	100	128,445
Bonos y Oblig del Estado, Bonds
3.20%	01/31/06	Aaa	EUR	7,300	8,802,341

2

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Spain (cont’d.)
Spanish Government, Bonds
4.00%	01/31/10	Aaa	EUR	1,850	$2,345,477
5.75%	07/30/32	Aaa	EUR	560	919,430
6.00%	01/31/29	Aaa	EUR	1,130	1,878,708

					14,074,401

Sweden — 0.7%
Svenska Handelsbanken,
6.125%	03/04/09(c)	Aa2	GBP	250	459,291
Swedish Government, Bonds
5.00%	01/28/09	Aaa	SEK	14,800	2,058,676
5.25%	03/15/11	Aaa	SEK	6,000	868,954
Vattenfall Treasury AB, Co. Gtd.
6.00%	04/03/09	A2	EUR	100	132,617

					3,519,538

United Kingdom — 1.8%
Allstate Life Funding, Sec.’d(g)
6.375%	01/17/11	Aa2	GBP	250	472,564
Barclays Bank PLC
7.40%	12/15/09	Aa3		400	440,410
Barclays Bank PLC, Sub. Notes
5.75%	03/08/11	Aa2	EUR	145	197,815
BAT International Finance, Co. Gtd.
5.125%	07/09/13	Baa1	EUR	100	130,961
European Investment Bank, Bonds
5.50%	12/07/11	Aaa	GBP	961	1,785,081
HBOS PLC, Sub. Notes
4.375%	10/30/19(c)	Aa3	EUR	150	193,107
HBOS PLC, Sub. Notes 144A(g)
6.00%	11/01/33	Aa3		180	190,147
HSBC Bank PLC, Sub. Notes
4.25%	03/18/16(c)	Aa3	EUR	175	222,335
HSBC Holdings PLC.,
9.875%	04/08/18	Aa3	GBP	200	459,320
Imperial Tobacco Finance, Gtd. Notes
6.25%	06/06/07	Baa3	EUR	250	318,331
MBNA Europe Funding PLC, Gtd.
4.50%	01/23/09	Baa1	EUR	130	164,417
mm02 PLC, Sr. Unsub.
6.375%	01/25/07	Baa2	EUR	125	157,566
Monumental Global Funding, Sec’d. Notes
5.75%	03/20/07	Aa3	GBP	120	214,756
National Grid Transco PLC, Sr. Notes
5.00%	07/02/18	Baa1	EUR	50	66,395
Nationwide Building Society
3.375%	08/17/15(c)	A1	EUR	215	256,424
Rio Tinto Finance PLC, Gtd. Notes
5.125%	05/10/07	Aa3	EUR	115	143,667
Rolls-Royce PLC, Unsub. Notes
4.50%	03/16/11	Baa1	EUR	100	128,036
Royal Bk of Scotland PLC, Jr.
6.00%	06/29/49(c)	Aa2	GBP	250	470,438
Scottish Power UK PLC., Bonds
8.375%	02/20/17	A2	GBP	200	455,328

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
Standard Chartered Bank, Sub.
3.625%	02/03/17(c)	A3	EUR	190	$232,091
Travellers Ins. Co. Instit Fund, Sec.’d
5.75%	12/06/11	Aa2	GBP	250	462,654
UBS AG Jersey Branch, Sub. Notes
4.50%	09/16/19	Aa3	EUR	200	256,772
United Kingdom Treasury, Bonds
4.25%	06/07/32	Aaa	GBP	910	1,605,854
WPD Holdings UK, Jr. Unsub. Notes 144A(g)
6.875%	12/15/07	Baa3		$120	123,686

					9,148,155

TOTAL FOREIGN BONDS (cost $248,707,169)					253,149,205

U.S. TREASURY OBLIGATIONS — 12.9%

U.S. Treasury Bonds
5.375%	02/15/31	825	924,257
6.00%	02/15/26	1,885	2,223,122

6.25%	08/15/23 - 05/15/30	1,655	2,035,227
6.375%	08/15/27	265	328,393
6.50%	11/15/26	1,485	1,856,947
7.50%	11/15/16	925	1,170,775
7.625%	02/15/25	445	614,326
8.50%	02/15/20	1,000	1,412,070
U.S. Treasury Inflationary Bonds,TIPS
1.875%	07/15/13	880	948,965
2.00%	07/15/14	1,695	1,795,183
2.375%	01/15/25	1,150	1,275,584
3.625%	01/15/08	360	460,975
U.S. Treasury Notes
1.50%	03/31/06	1,145	1,131,537
1.875%	11/30/05	2,270	2,264,502
3.375%	12/15/08(k)	1,655	1,614,466

3.50%	11/15/06 - 02/15/10	13,110	12,864,935
3.625%	06/15/10	3,245	3,162,863
4.00%	06/15/09	3,600	3,575,250
4.125%	05/15/15	2,050	2,014,685
4.25%	11/15/13	1,925	1,916,653
4.75%	05/15/14	5,070	5,223,286
5.00%	08/15/11	80	83,128
5.625%	02/15/06	3,645	3,667,923
5.75%	08/15/10	10,080	10,750,552
6.875%	05/15/06	1,450	1,474,582

3

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS (Continued)
TOTAL U.S. TREASURY OBLIGATIONS (cost $65,164,334)				$64,790,186

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.4%
Federal Home Loan Mortgage Corp.

4.50%	11/01/18 - 07/01/35	971		951,350
4.562%	09/01/32(c)	119		119,466

5.00%	12/01/08 - 11/15/27	1,700		1,696,138
6.00%	10/01/32	319		324,220
6.50%	10/01/34	1,782		1,833,054

7.00%	10/10/30 - 11/01/30	46		48,068
Federal National Mortgage Assoc.
Zero	02/01/32	52		10,749
2.91%	07/25/29	39		38,708
3.50%	04/25/13	300		293,866

4.50%	05/01/18 - 07/01/35	3,367		3,253,486

5.00%	03/25/15 - 12/01/18	4,314		4,307,510

5.50%	01/01/17 - 01/01/35	23,456		23,498,991

6.00%	05/01/33 - 11/01/34	4,487		4,563,374

6.50%	09/01/10 - 12/01/32	1,625		1,673,224

7.00%	12/01/29 - 01/01/31	91		94,903
Government National Mortgage Assoc.
2.946%	03/16/19	240		229,255

5.00%	07/15/33 - 02/20/34	1,718		1,697,880

5.50%	01/20/34 - 01/15/35	805		812,356
5.50%	05/20/34	—(r	)	—
6.00%	TBA	240		244,915

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

6.50%	05/15/16 - 12/20/33			804	$836,619

7.00%	03/15/13 - 12/15/13			204	214,280

7.50%	09/15/30 - 06/15/32			165	174,618

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $47,434,324)					46,917,030

CORPORATE OBLIGATIONS — 8.9%
Aerospace
United Technologies Corp., Sr. Notes
5.40%	05/01/35	A2		215	214,806

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holdings Corp., Gtd. Notes
6.50%	11/15/13	A3		235	248,462

Automotive Parts — 0.1%
TRW Automotive, Inc., Sr. Notes
9.375%	02/15/13	Ba3		450	488,250

Beverages — 0.2%
Bottling Group LLC, Sr. Notes
4.125%	06/15/15	A3		450	421,990
Coca Cola Enterprises, Inc., Notes
6.125%	08/15/11	A2		400	429,199

					851,189

Broadcasting — 0.1%
Belo Corp., Sr. Unsub. Notes
8.00%	11/01/08	Baa3		35	37,569
Clear Channel Communications, Inc., Sr. Notes
7.65%	09/15/10	Baa3		275	298,500
News America Inc., Bonds
6.20%	12/15/34	Baa3		210	210,317

					546,386

Cable Television — 0.1%
CSC Holdings, Inc., Sr. Notes 144A(g)

6.75%	04/15/12	B1		450	425,250

Chemicals — 0.2%
Dow Chemical Corp., Notes
6.125%	02/01/11	A3		275	293,062
Dow Chemicals Corp., Notes
4.375%	06/25/10	A3	EUR	100	126,426

4

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Chemicals (cont’d.)
Lyondell Chemical Co., Gtd.
10.50%	06/01/13	B1		$450	$508,500

					927,988

Conglomerates — 0.1%
Nell AF SARL, Senior Notes 144A(g)
8.375%	08/15/15	B2		225	219,938
Tyco International Group SA, Co. Gtd.
5.50%	11/19/08	Baa3	EUR	100	129,199
Tyco International Group, Gtd. Notes
6.375%	10/15/11	Baa3		245	261,141

					610,278

Consumer Products & Services — 0.1%
Bunge Ltd. Finance Corp., Co. Gtd. Notes
4.375%	12/15/08	Baa2		280	275,974
Procter & Gamble Co., Notes
4.95%	08/15/14	Aa3		400	405,456

					681,430

Containers & Packaging — 0.1%
Ball Corp., Co. Gtd.
6.875%	12/15/12	Ba2		450	459,000
Sealed Air Corp., Sr. Notes 144A(g)
5.375%	04/15/08	Baa3		215	216,053

					675,053

Electric - Integrated — 0.1%
PPL Energy Supply LLC, Sr. Notes
6.40%	11/01/11	Baa2		260	279,158

Electronic Components & Equipment — 0.1%
AES Corp., Sr. Notes
7.75%	03/01/14	B1		450	477,000

Entertainment & Leisure — 0.1%
AOL Time Warner, Inc., Gtd. Bonds
7.625%	04/15/31	Baa1		210	246,021
Gtech Holdings Corp., Co. Gtd.
4.50%	12/01/09	Baa1		310	285,590
Vivendi Universal SA, Sr. Unsub.
3.875%	02/15/12	Baa3	EUR	110	134,795

					666,406

Farming & Agriculture — 0.1%
Cargill, Inc., Notes 144A(g)
3.625%	03/04/09	A2		460	444,724

Finance Services — 2.3%
Altria Finance Ltd., Co., Gtd.
5.625%	06/24/08	Baa2	EUR	100	127,997
American Express Credit Corp., Notes
3.625%	10/13/09	Aa3	EUR	210	259,686
BES Finance Ltd.,Gtd.
6.25%	05/17/11	A2	EUR	140	193,930

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

CORPORATE OBLIGATION (Continued)

Finance Services (cont’d.)
Capital One Bank, Sub. Notes
6.50%	06/13/13	Baa3		$345	$370,091
Capital One Multi-Asset Execution Trust
3.898%	08/15/14(c)	Aaa		1,450	1,455,155
CIT Group, Inc., Sr. Notes
3.875%	05/21/10	Aa1	EUR	210	263,417
4.25%	09/22/11	A2	EUR	150	189,431
Countrywide Home Loan, Inc., Notes
4.125%	09/15/09	A3		370	359,324
Duke Capital Corp., Notes
4.302%	05/18/06	Baa3		100	99,936
Erac USA Finance Co., Bonds 144A(g)
5.60%	05/01/15	BBB+(d)		205	207,122
Federal Home Loan Mortgage Corp., Notes
5.00%	07/15/14	Aaa		600	615,144
Ford Motor Credit Co., Notes
4.74%	11/16/06	A3		100	99,646
Ford Motor Credit Co., Sr. Notes
5.80%	01/12/09	A3		680	634,495
Franklin Resources, Inc., Notes
3.70%	04/15/08	A2		80	78,141
General Electric Capital Corp., Notes
5.125%	06/20/07	Aaa	EUR	365	457,484
6.00%	06/15/12	Aaa		515	548,179
6.125%	02/22/11	Aaa		270	286,357
General Motors Accept Corp., Unsub.
6.125%	03/15/07	Baa1	EUR	250	305,067
General Motors Acceptance Corp., Notes
7.25%	03/02/11	Baa2		185	172,029
Goldman Sachs Group, Inc., Co. Gtd.
4.25%	08/04/10	Aa3	EUR	100	126,648
Goldman Sachs Group, Inc., Sub. Notes
6.345%	02/15/34	A1		395	411,562
Hartford Financial Services Group, Sr. Notes
4.75%	03/01/14	A3		450	438,824
HSBC Finance Corp., Notes
5.00%	06/30/15	A1		290	285,211
Hutchinson Whampoa Finance Ltd., Co. Gtd.
5.875%	07/08/13	A3	EUR	92	126,083
International Lease Finance Corp., Notes
4.125%	10/09/08	A1	EUR	180	224,098
6.375%	03/15/09	A1		245	256,669
iStar Financial, Inc., Sr. Notes
5.125%	04/01/11	Baa3		265	261,020
John Deere Capital Corp., Notes
7.00%	03/15/12	A3		280	312,458
JP Morgan Chase & Co., Notes
3.875%	12/03/08	A1	EUR	250	311,423
MBNA America Bank NA, Notes
4.625%	08/03/09	Baa1		175	174,636
Mellon Funding Corp., Gtd.
6.375%	11/08/11	A1	GBP	250	476,851
Merrill Lynch & Co., Sr. Unsub.
4.625%	10/02/13	Aa3	EUR	150	194,976

5

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Finance Services (cont’d.)
Transamerica Capital II Co., Co. Gtd. 144A(g)
7.65%	12/01/26	Baa1		$110	$128,369
US Bancorp, Sr. Notes
4.50%	07/29/10	Aa2		380	376,257
Verizon Global Funding Corp., Notes
7.75%	12/01/30	A2		245	298,478
Webster Bank, Sr. Notes
5.125%	04/15/14	Baa3		205	202,284
Wells Fargo & Co., Notes
4.02%	03/23/07(c)	Aa1		310	310,229

					11,638,707

Financial - Bank & Trust — 0.7%
ABN AMRO Bank NV, Sub. Notes
7.125%	06/18/07	A1		215	223,712
BAC Capital Trust VI, Gtd. Bonds
5.625%	03/08/35	Aa3		260	250,675
Bank of America Corp., Co. Gtd.
6.125%	12/16/10	Aa2	GBP	215	405,054
Bank of America Corp., Sr. Notes
4.875%	09/15/12	Aa2		400	399,900
Bank One Corp., Sub. Notes
5.25%	01/30/13	A1		285	287,341
BB&T Corp., Sub. Notes
6.50%	08/01/11	A1		205	221,617
CIT Group, Inc., Sr. Notes
5.00%	02/01/15	A2		400	394,086
Huntington National Bank, Sr. Notes
4.375%	01/15/10	A2		250	246,011
MBNA America Bank NA, Sub. Notes
7.125%	11/15/12	Baa2		80	89,929
Northern Rock PLC.,
5.75%	02/28/17	A2	GBP	250	458,176
Northern Trust Co., Sub. Notes
4.60%	02/01/13	A1		155	152,740
Residential Capital Corp., Notes 144A(g)
6.375%	06/30/10	Baa2		70	70,915
Westpac Banking, Notes
2.875%	06/25/08	Aa3	EUR	80	96,846

					3,297,002

Financial - Brokerage — 0.2%
Citigroup, Inc., Sub. Notes
5.00%	09/15/14	A+		390	387,894
Legg Mason, Inc., Sr. Notes
6.75%	07/02/08	A3		125	131,679
Lehman Brothers Holdings, Notes
3.50%	08/07/08	A1		340	329,740
Merrill Lynch & Company
4.25%	02/08/10	Aa3		300	293,280

					1,142,593

Food — 0.1%
Kraft Foods, Inc., Notes
5.625%	11/01/11	A3		300	309,965

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Food (cont’d.)
McCormick & Co., Inc., Notes
6.40%	02/01/06	A2		310	$312,135
Wrigley, (Wm., Jr.) Co., Notes
4.65%	07/15/15	A+(d)		80	78,638

					700,738

Healthcare Services
Highmark, Inc., Notes 144A(g)
6.80%	08/15/13	Baa3		185	201,397

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3		90	90,850
MGM Mirage, Inc., Sr. Notes
6.75%	09/01/12	Ba2		450	457,313

					548,163

Industrial Products
Air Products & Chemicals, Notes
3.875%	03/10/15	A2	EUR	100	123,145

Insurance — 0.7%
Ace INA Holdings, Inc., Notes
5.875%	06/15/14	A3		155	157,680
AIG Sunamerica, Gtd.
5.625%	02/01/12	Aa2	GBP	250	460,025
Allstate Financial Global Funding LLC, Notes 144A(g)

5.25%	02/01/07	Aa2		320	321,985
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2		200	200,035
Genworth Financial, Inc., Notes
5.75%	06/15/14	A2		285	298,658
Metlife, Inc., Sr. Notes
6.125%	12/01/11	A2		450	478,407
Monumental Global Funding, Notes
5.375%	03/13/09	Aa3	EUR	150	194,245
Nationwide Financial Services, Inc., Sr. Notes
5.90%	07/01/12	A3		200	209,179
Nationwide Mutual Insurance Co., Bonds 144A(g)
6.60%	04/15/34	A2		115	116,182
NLV Financial Corp., Sr. Notes 144A(g)
7.50%	08/15/33	Baa3		145	158,389
Pacific Life Funding LLC, Sec’d
5.125%	01/20/15	Aa3	GBP	250	447,450
Pacific Life Funding LLC., Sec’d
5.50%	05/14/09	Aa3	EUR	150	196,176
Principal Finance Global Funding, Sec’d
4.50%	01/22/09	AA(d)	EUR	150	188,871

6

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Insurance (cont’d.)
Security Benefit Life Insurance Co., Notes 144A(g)
7.45%	10/01/33	Baa1	$95	$110,416

				3,537,698

Managed Healthcare — 0.1%
HCA, Inc., Notes
6.375%	01/15/15	Ba2	450	445,208

Medical Supplies & Equipment — 0.2%
Amgen, Inc., Sr. Notes
4.00%	11/18/09	A2	260	254,195
Boston Scientific Corp., Notes
5.45%	06/15/14	Baa1	425	432,321
Medtronic, Inc., 144A(g)
4.75%	09/15/15	A1	370	364,233

				1,050,749

Metals & Mining — 0.1%
Alcan, Inc., Notes
5.00%	06/01/15	Baa1	350	344,193
Newmont Mining Corp., Notes
5.875%	04/01/35	Baa1	300	294,028

				638,221

Oil & Gas — 0.8%
Amerada Hess Corp., Bonds
7.875%	10/01/29	Ba1	210	257,566
Atmos Energy Corp., Notes
4.00%	10/15/09	Baa3	250	241,119
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2	300	360,008
ConocoPhillips, Gtd. Bonds
5.90%	10/15/32	A3	255	276,070
Devon Financing Corp ULC., Gtd.
6.875%	09/30/11	Baa2	350	384,726
Diamond Offshore Drilling, Inc., Sr. Notes
5.15%	09/01/14	Baa2	115	114,832
Diamond Offshore Drilling, Sr. Notes 144A(g)
4.875%	07/01/15	Baa2	170	166,055
Duke Capital LLC, Sr. Notes
6.25%	02/15/13	Baa3	240	252,442
Halliburton Co., Notes
5.50%	10/15/10	Baa2	380	392,409
Kaneb Pipeline Operating Partnership L.P., Sr. Notes
7.75%	02/15/12	Ba1	145	161,517
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3	90	89,807
Pemex Project Funding Master Trust, Gtd. Notes
7.375%	12/15/14	Baa1	230	255,300
Pemex Project Funding Master Trust, Notes 144A(g)
5.17%	06/15/10(c)	Baa1	195	202,898
Petro-Canada, Notes
5.95%	05/15/35	Baa2	255	255,016

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Oil & Gas (cont’d.)
TGT Pipeline Llc, Notes
5.50%	02/01/17	Baa2		60	$60,549
Transocean, Inc., Notes
7.50%	04/15/31	Baa2		205	258,553

					3,728,867

Pharmaceuticals — 0.1%
Genentech , Inc. Notes 144A(g)
4.75%	07/15/15	A1		230	225,580

Pipelines — 0.1%
Williams Cos., Inc., Notes
8.125%	03/15/12	B1		450	491,625

Railroads — 0.1%
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1		295	302,728

Real Estate Investment Trust — 0.4%
Archstone-Smith Operating Trust, Notes
5.25%	05/01/15	Baa1		255	253,762
Centex Corp., Notes
5.45%	08/15/12	Baaz		280	276,755
Developers Diversified Reatly Corp., Notes
3.875%	01/30/09	Baa3		145	139,801
EOP Operating L.P., Notes
4.65%	10/01/10	Baa2		210	206,515
Lennar Corp.,Sr. Unsec’d 144A(g)
5.60%	05/31/15	N/a		200	195,931
MDC Holdings, Inc., Co. Gtd.
5.50%	05/15/13	Baa3		350	344,198
NVR, Inc., Sr. Notes
5.00%	06/15/10	Baa3		290	284,635
Pulte Homes, Inc., Gtd. Notes
7.875%	08/01/11	Baa3		240	267,494
Simon Property Group L.P., Notes
3.75%	01/30/09	Baa2		245	236,470

					2,205,561

Retail & Merchandising — 0.3%
Kroger Co., Gtd. Notes
8.05%	02/01/10	Baa2		220	242,449
Wal-Mart Stores,
4.75%	01/29/13	Aa2	GBP	250	442,905
Wal-Mart Stores, Bonds
5.25%	09/01/35	Aa2		300	290,320
Yum! Brands, Inc., Sr. Notes
7.70%	07/01/12	Baa3		325	372,841

					1,348,515

Telecommunications — 0.4%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2		200	236,634
Deutsche Telekom International Finance, Gtd.
6.625%	07/11/11	A3	EUR	220	311,704

7

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Telecommunications (cont’d.)
New Cingular Wireless Services, Inc., Sr. Notes
8.75%	03/01/31	Baa2		$195	$263,211
Rodgers Wireless, Inc., Sr. Sec’d. Notes
6.375%	03/01/14	Ba3		450	452,250
Sprint Capital Corp., Gtd.
6.875%	11/15/28	Baa2		415	458,440
Telefonos de Mexico SA, Notes 144A
5.50%	01/27/15	A3		170	169,373

					1,891,612

Tobacco — 0.1%
Imperial Tobacco Finance, Notes
6.875%	06/13/12	Baa3	GBP	250	481,799

Utilities — 0.6%
Alabama Power Co., Sr. Notes
4.026%	08/25/09(c)	A2		240	240,646
Black Hills Corp., Notes
6.50%	05/15/13	Baa3		230	238,241
Centerpoint Energy, Inc. Sr. Notes
7.25%	09/01/10	Ba2		190	206,286
Exelon Generation Co. LLC, Notes
5.35%	01/15/14	Baa1		370	370,507
FirstEnergy Corp., Notes
6.45%	11/15/11	Baa3		275	292,810
GIE Suez Alliance, Notes
5.125%	06/24/15	A2	EUR	160	216,650
Pacific Gas & Electric Corp., First Mortgage
6.05%	03/01/34	Baa1		200	208,078
Pinnacle West Capital Corp., Sr. Notes
6.40%	04/01/06	Baa2		265	267,338
PPL Capital Funding, Gtd. Notes
4.33%	03/01/09	Baa3		195	191,156
Progress Energy, Inc., Sr. Notes
6.75%	03/01/06	Baa2		215	216,915
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08	Baa2		255	250,956
United Utility Water PLC,
4.25%	01/24/20	A2	EUR	50	62,060
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa3		145	140,914

					2,902,557

TOTAL CORPORATE OBLIGATIONS (cost $44,423,647)					44,438,845

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Federal Home Loan Bank
4.545%	09/01/35(c)	600	586,684
4.721%	08/01/35(c)	475	467,180
5.75%	05/15/12	105	111,624
Federal Home Loan Mortgage Corp.
2.75%	03/15/08	1,020	982,338
4.125%	10/18/10	970	952,336

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

5.50%	03/01/18 - 09/01/20	$2,337	$2,371,906
Federal National Mortgage Assoc.
3.25%	08/15/08	2,110	2,042,896
4.00%	05/25/16	925	906,157
4.375%	09/15/12	1,050	1,039,058

4.50%	05/01/19 - 09/01/34	1,564	1,515,251
4.625%	10/15/14	1,500	1,500,480
4.70%	09/01/35(c)	924	916,749

5.00%	07/01/35 - 09/01/35	317	310,599
5.50%	08/01/19	852	864,519

6.00%	05/15/11 - 03/01/33	2,877	2,977,394
Student Loan Marketing Assoc.
3.85%	01/26/09(c)	240	240,512
4.27%	04/01/09(c)	155	152,653

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $18,045,752)			17,938,336

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Banc of America Commercial Mortgage, Inc.
3.801%	12/10/42	AAA(d)	84	82,629
Bank of America Commercial Mortgage, Inc.
4.648%	09/11/36	AAA(d)	500	491,902
Bank of America Mortgage Securities,
Series 2004-A, Cl-2A2
4.133%	02/25/34(c)	AAA(d)	279	274,089
Series 2004-D, Cl 2A2
4.206%	05/25/34(c)	AAA(d)	121	119,039
Series 2003-L, Cl 2A2
4.276%	01/25/34(c)	Aaa	540	532,535
Series 2004-H,Class 2A2
4.79%	09/25/34(c)	Aaa	149	148,363
Series 2004-I, Class 3A2
4.971%	10/25/34(c)	Aaa	137	135,182
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class A1
3.688%	11/11/41	Aaa	63	62,231
Series 2005-T18, Class A1
4.274%	02/13/42(c)	Aaa	662	654,944
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	725	706,711
Series 2005-Pwr9, Class Aab
4.804%	09/15/42	Aaa	600	598,992
Series 2002-Top8, Cl-A2
4.83%	08/15/38	AAA(d)	935	928,571

8

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings	Principal Amount (000)#	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1
3.787%	10/15/41		Aaa	$704	$691,392
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A2
4.609%	02/15/38		Aaa	1,300	1,287,729
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B
7.30%	06/10/32		Aaa	450	486,346
Fannie Mae, Series 2003-40, Class NI
5.50%	04/01/33		Aaa	210	12,916
Freddie Mac
Series 2627, Class IE,IO

4.50%	06/15/11 - 04/15/18		Aaa	2,148	1,089,750
Series 2686, Class JG
5.50%	04/15/28		Aaa	925	924,744
General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class A2
6.531%	05/15/33		Aaa	550	591,810
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1A, Class A2
3.835%	10/08/08		Aaa	360	354,629
Series 2005-GG, Class Aab
4.619%	08/10/42	(c)	Aaa	325	319,956
GS Mortgage Securities Corp., Series 2004-GG2, Class A2
4.293%	08/01/38		Aaa	140	138,701
JP Morgan Chase Commercial Mortgage Finance Corp.,
Series 2005-Ldp4, Cl-Asb
4.824%	10/15/42	(c)	Aaa	950	945,763
Series 2001-CIB2, Class A2
6.244%	04/15/35		AAA(d)	439	451,911
Series 2001-CIBC, Class A3
6.26%	03/15/33		AAA(d)	440	467,920
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4
4.742%	02/15/30		Aaa	750	735,746
Washington Mutual Mortgage, Series 2004-AR1, Class A
4.229%	03/25/34	(c)	Aaa	169	166,309

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $13,652,361)					13,400,810

SOVEREIGN ISSUES — 2.0%
Federal Republic of Brazil,
10.25%	06/17/13		B1	2,060	2,456,241
Republic of Brazil, Bonds (Brazil)
10.50%	07/14/14		B1	2,055	2,487,578
Republic of Indonesia, Bonds (Indonesia)
7.25%	04/20/15		B2	600	598,841
Republic of Philippines, (Phillipines)
8.00%	01/15/16		B1	615	617,306
Republic of Serbia (Serbia)
3.75%	11/01/24		BB-(d)	2,520	2,246,323
Republic of South Africa (South Africa)
6.50%	06/02/14		Baa1	300	327,750
Republic of Turkey, (Turkey)
7.375%	02/05/25		B1	1,250	1,254,375

Interest Rate	Maturity Date		Moody’s Ratings	Principal Amount (000)#	Value

SOVEREIGN ISSUES (Continued)
United Mexican States (Mexico)
6.375%	01/16/13		Baa1	$270	$287,280

TOTAL FOREIGN GOVERNMENT BONDS
(cost $9,938,249)					10,275,694

ASSET-BACKED SECURITIES — 1.5%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
6.35%	02/25/13		Aaa	169	170,974
Chase Funding Mortgage Loan Asset-Backed
Series 2003-1, Class 1A6
4.458%	03/25/14		Aaa	500	492,759
Series 2002-2, Class 1M1
5.599%	09/25/31		Aa2	39	38,714
Chase Issuance Trust, Series 2005-A7, Class A7
4.55%	03/15/13		Aaa	400	398,812
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%	12/15/09		Aaa	455	442,121
Citibank Credit Card Issuance Trust
4.178%	07/15/14	(c)	Baa2	375	372,890
Series 2000-A3 Class A3
6.875%	11/15/09		Aaa	825	864,212
Series 2000-A1, Class A1
6.90%	10/15/07		Aaa	150	150,189
Commercial Mortgage Pass-Through Certification, Series 2005-LP5, Class A1
4.235%	05/10/43		Aaa	632	625,923
Countrywide Asset-Backed Certificates, Series 2003-5, Class AF3
3.613%	04/25/30		Aaa	103	102,639
Credit-Based Asset Servicing and Securitization, Series 2005-C1, Class A2
4.88%	08/25/35		Aaa	255	253,730
GE Equipment Small Ticket LLC, Series 2005-1A, Class A4(g)

4.51%	12/22/14		NR	475	468,543
Harley-Davidson Motorcycle Trust, Series 2001-1, Class B
5.29%	01/15/09		A1	38	37,904
MBNA Credit Card Master Note Trust, Series 2005-A6, Class A6
4.50%	01/15/13		Aaa	340	338,619
New Century Home Equity Loan Trust
Series 2005-A, Class A6
4.954%	06/28/35		AAA(d)	770	756,411
Series 2005-A, Class M2
5.344%	06/28/35		AA(d)	255	251,385
PECO Energy Transition Trust, Series 2001-A, Class A1
6.52%	12/31/10		Aaa	475	511,511
PSE&G Transition Funding LLC
6.61%	06/15/15		Aaa	500	553,802
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%	09/15/15		Aaa	275	286,811
WFS Financial Owner Tust, Series 2004-1 Cl-A4
2.81%	08/22/11		Aaa	320	312,960

TOTAL ASSET-BACKED SECURITIES
(cost $7,533,069)					7,430,909

MUNICIPAL BONDS — 0.7%

California

California State Economic Recovery, Series A
5.00%	07/01/16		Aa3	115	122,784

9

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
California State Variable Purpose GO
5.25%	04/01/34	Baa1	$105	$111,081

				233,865

District of Columbia — 0.1%
Disctrict of Columbia General Obligation Unlimited (MBIA Insured),
5.00%	06/01/16	Aaa	320	342,246

Georgia — 0.1%
Atlanta GA Airport Passenger Facility Charge Revenue Bonds
5.00%	01/01/33	Aaa	485	504,133

Kansas
Kansas State Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aaa	125	129,309

Nevada — 0.1%
Clark County Nevada School District, Series D
5.00%	06/15/18	Aaa	240	256,793

New York — 0.1%
Liberty Dev Corp Revenue Bond
5.25%	10/01/35	Aa3	200	222,790
New York State Urban Development Corp. Series A
5.25%	01/01/21	AA-(d)	200	211,242
New York, NY, Series J
3.75%	03/01/14	A2	130	139,914

				573,946

North Carolina — 0.1%
North Carolina State Public Impt., Series A
5.25%	03/01/13	Aa1	645	715,511

Puerto Rico — 0.1%
Puerto Rico Public Finance Corp., Series A
5.25%	08/01/29	Aaa	395	430,981

Texas — 0.1%
Houston Texas Utility System Revenue
5.25%	05/15/16	Aaa	405	441,604

TOTAL MUNICIPAL BONDS
(cost $3,643,366)				3,628,388

	Units

WARRANTS*
Central Bank of Nigeria, expiring on 11/15/2020 (Nigeria) (g)	250	—
Republic of Venezuela, expiring on 04/15/2020 (Venezuela) 144A (g)	1,250	—
Travelcenters of America , expiring on 05/01/09 144A (g)	250	313

Travelcenters of America Units, expiring 05/01/09 144A (g)	750	937

TOTAL WARRANTS
(cost $0)		1,250

TOTAL LONG-TERM INVESTMENTS
(cost $458,542,271)		$461,970,653

SHORT-TERM INVESTMENTS — 7.3%

	Shares

REGISTERED INVESTMENT COMPANIES

BlackRock Provident Institutional Funds TempCash Portfolio (j)	18,297,112	$18,297,112
BlackRock Provident Institutional Funds TempFund Portfolio (j)	18,297,111	18,297,111

TOTAL SHORT-TERM INVESTMENTS
(cost $36,594,223)		36,594,223

TOTAL INVESTMENTS(o) — 99.6%
(cost $495,136,494(p))		498,564,876
OTHER ASSETS IN EXCESS OF LIABILITIES(u) — 0.4%		1,867,119

NET ASSETS — 100.0%		$500,431,995

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

ARA	Argentinian Austral

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

DKK	Denmark Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

KOR	Korean Won

10

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

MXN	Mexican Peso

MYR	Malaysian Ringnett

NOK	Norwegian Krone

NR	Not Rated by Moody’s or Standard & Poor’s.

PLZ	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan Dollar

ZAR	South African Rand

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(j)	Security available to institutional investors only.

(k)	Securities or a portion thereof with an aggregate market value of $54,629 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005.

(o)	As of September 30, 2005, 2 securities representing $0 and 0.00% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(p)

The United States federal income tax basis of the Fund’s investments was $495,308,969; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,255,907 (gross unrealized appreciation - $10,590,641; gross unrealized depreciation -
$7,334,734). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than $1,000 par.

(u)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts as follows:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	September 30, 2005	Appreciation

Short Positions:
10	U.S. Treasury 5 Year Note	Dec 05	$1,081,406	$1,068,594	$12,812
339	U.S. Treasury 5 Year Note	Dec 05	36,447,797	36,225,328	222,469
170	U.S. Treasury 10 Year Note	Dec 05	18,881,451	18,686,719	194,732
35	U.S. Treasury 30 Year Note	Dec 05	4,067,031	4,004,219	62,812

					$492,825

11

AST T. Rowe Global Bond Portfolio

Forward foreign currency exchange contracts outstanding at September 30, 2005:

Purchase Contracts

				In		Unrealized
Settlement			Contracts to	Exchange	Contracts	Appreciation
Month	Type		Receive	For	at Value	(Depreciation)

Jan 06	Buy	ARA	5,713,270	$1,861,000	$1,964,166	$103,167
Feb 06	Buy	ARA	5,577,152	1,888,000	1,917,370	29,371
May 06	Buy	ARA	7,707,707	2,545,014	2,649,834	104,821
Nov 05	Buy	AUD	1,706,000	1,298,436	1,298,152	(285)
Mar 06	Buy	BRL	3,017,740	968,000	1,353,125	385,125
Apr 06	Buy	BRL	2,502,050	815,000	1,121,895	306,895
Nov 05	Buy	CAD	2,998,163	2,509,275	2,582,704	73,429
Mar 06	Buy	CNY	38,803,950	4,880,998	4,795,346	(85,653)
Aug 06	Buy	CNY	37,107,020	4,723,998	4,585,641	(138,357)
Nov 05	Buy	EUR	5,570,715	6,852,893	6,712,825	(140,069)
Nov 05	Buy	GBP	4,663,862	8,407,908	8,220,974	(186,933)
Nov 05	Buy	ILS	22,219,682	4,868,999	4,835,203	(33,796)
Nov 05	Buy	JPY	9,530,669,141	87,580,265	84,436,010	(3,144,255)
Nov 05	Buy	KOR	5,379,531,435	5,287,505	5,155,301	(132,205)
May 06	Buy	MYR	33,738,630	9,136,999	9,030,121	(106,879)
Aug 06	Buy	MYR	18,836,883	5,109,000	5,062,753	(46,247)
Nov 05	Buy	MXN	90,645,019	8,330,475	8,358,205	27,730
Nov 05	Buy	NOK	3,845,000	599,928	588,027	(11,900)
Nov 05	Buy	PLZ	26,041,095	8,026,969	7,978,317	(48,652)
Nov 05	Buy	SEK	106,004,046	13,894,245	13,722,849	(171,396)
Nov 05	Buy	SGD	1,223,430	737,988	724,411	(13,577)
Jul 06	Buy	TWD	280,880,830	9,074,988	8,463,951	(611,037)
Nov 05	Buy	ZAR	1,758,000	268,836	275,040	6,204

				$189,666,718	$185,832,219	($3,216,089)

Sale Contracts

Settlement			Contracts to	In Exchange	Contracts	Unrealized Appreciation
Month	Type		Receive	For	at Value	(Depreciation)

Jan 06	Sell	ARA	6,074,950	$2,088,508	$2,041,999	$46,509
Mar 06	Sell	BRL	3,017,740	1,025,047	1,353,125	(328,078)
Apr 06	Sell	BRL	2,502,050	845,573	1,121,895	(276,322)
Nov 05	Sell	DKK	23,372,000	3,872,100	3,773,828	98,272
Nov 05	Sell	EUR	50,034,519	61,581,291	60,292,612	1,288,679
Nov 05	Sell	JPY	276,161,020	2,502,892	2,446,621	56,271
Nov 05	Sell	MXN	172,163,401	15,912,784	15,874,860	37,924
Nov 05	Sell	PLZ	21,225,000	6,498,178	6,502,790	(4,612)
Jul 06	Sell	TWD	280,880,830	8,849,851	8,463,951	385,901

				$103,176,225	$101,871,681	$1,304,545

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

LONG-TERM INVESTMENTS — 96.1%

CORPORATE OBLIGATIONS — 95.6%

Advertising — 0.9%
WDAC Subsidiary Corp., Sr. Notes	Caa1	8.50%		12/01/14	EUR	4,000	$4,735,292

Aerospace — 1.8%
Argo-Tech Corp., Sr. Notes	B3	9.25%		06/01/11		$2,000	2,120,000
K & F Acquisition, Inc., Gtd. Notes, PIK	Caa1	7.75%		11/15/14		2,000	2,020,000
Sequa Corp., Sr. Notes	B1	9.00%		08/01/09		1,750	1,855,000
Standard Aero Holdings Inc., Sr. Sub. Notes	Caa1	8.25%		09/01/14		1,500	1,451,250
TransDigm, Inc., Gtd. Notes	B3	8.375%		07/15/11		2,000	2,095,000

							9,541,250

Airlines — 0.1%
Northwest Airlines, Inc., Gtd. Notes(g)	D	10.00%		02/01/09		1,000	287,500

Apparel/Shoes — 0.2%
Quiksilver, Inc., Sr. Notes	B1	6.875%		04/15/15		1,000	960,000

Automobile Manufacturers — 0.3%
Navistar International Corp., Sr. Notes	Ba3	6.25%		03/01/12		1,500	1,425,000

Automotive — 0.8%
General Motors Acceptance Corp., Bonds	Ba1	8.00%		11/01/31		750	654,877
General Motors Acceptance Corp., Notes	Ba1	7.25%		03/02/11		750	697,414
General Motors Acceptance Corp., Notes	Ba1	6.875%		09/15/11		3,000	2,728,839

							4,081,130

Automotive Parts — 2.8%
Accuride Corp., Gtd. Notes	B3	8.50%		02/01/15		1,000	980,000
Advanced Accessory System, Sr. Notes	B3	10.75%		06/15/11		875	750,313
Affinia Group, Inc., Gtd. Notes 144A	Caa1	9.00%		11/30/14		1,000	780,000
Dana Corp., Notes	Ba2	9.00%		08/15/11		550	556,371
Delco Remy International, Inc., Sr. Sub. Notes	Caa1	9.375%		04/15/12		2,250	1,260,000
Goodyear Tire & Rubber Co., Notes	B3	7.857%		08/15/11		2,000	1,935,000
Goodyear Tire & Rubber Co., Sr. Notes 144A(g)	B3	9.00%		07/01/15		1,500	1,477,500
Schefenaccker AG, Sr. Sub. Notes (Germany)	Caa1	9.50%		02/11/14	EUR	750	662,520
Stoneridge, Inc., Gtd. Notes	B1	11.50%		05/01/12		750	795,000
Tenneco Automotive, Inc., Gtd. Notes	B3	8.625%		11/15/14		1,000	1,007,500
TRW Automotive, Inc., Sr. Sub. Notes	B1	11.00%		02/15/13		2,721	3,067,927
United Components, Inc., Sr. Sub. Notes	B3	9.375%		06/15/13		1,500	1,492,500

							14,764,631

Building & Real Estate — 0.2%
Meritage Homes Corp., Sr. Notes	Ba3	6.25%		03/15/15		1,000	915,000

Building Material - Consumer — 0.2%
Collins & Aikman Corp., Gtd. Notes	Caa1	9.75%		02/15/10		1,250	1,206,250

Building Materials — 3.3%
ACIH, Inc., Sr. Disc. Notes, Zero Coupon (until 12/15/07) 144A	Caa1	11.50	%(v)	12/15/12		875	590,625
Associated Materials, Inc., Gtd. Notes	Caa1	9.75%		04/15/12		1,125	1,088,437
Associated Materials, Inc., Sr. Disc. Notes,
Zero Coupon (until 03/01/09)	Caa2	11.25	%(v)	03/01/14		2,000	1,000,000
FIMEP SA, Sr. Notes	B1	10.50%		02/15/13		4,000	4,580,000
Goodman Global Holdings, Sr. Sub. Notes 144A	Caa1	7.875%		12/15/12		2,000	1,810,000
Grohe Holding GMBH, Sr. Notes (Germany)	B3	8.625%		10/01/14	EUR	3,000	3,199,928
Norcraft Cos. LLC, Sr. Sub. Notes	B3	9.00%		11/01/11		1,350	1,397,250
Norcraft Holdings Capital, Sr. Disc. Notes,
Zero Coupon (until 09/01/08)	Caa1	9.75	%(v)	09/01/12		750	525,000

1

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE OBLIGATIONS (Continued)

Building Materials (cont’d)
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50%		09/01/14		$3,250	$2,990,000

							17,181,240

Business Services — 0.2%
Cornell Cos., Inc., Sr. Notes	B3	10.75%		07/01/12		1,000	1,030,000

Capital Goods - Others — 1.8%
Altra Industrial Motion, Sec’d. Notes 144A(g)	B3	9.00%		12/01/11		875	857,500
Briggs & Stratton Corp., Gtd. Notes	Ba1	8.875%		03/15/11		2,125	2,433,125
Columbus Mckinnon Corp., Sec’d. Notes	B2	10.00%		08/01/10		425	464,313
Dresser-Rand Group, Inc., Sr. Sub. Notes (Canada) 144A(g)(l)	B3	7.375%		11/01/14		881	914,037
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00%		05/01/12		1,525	1,616,500
NTK Holdings Inc., Sr. Disc. Notes	Caa2	10.75	%(v)	03/01/14		1,500	840,000
Rexnord Corp., Gtd. Notes	B3	10.125%		12/15/12		2,000	2,190,000

							9,315,475

Chemicals — 8.4%
BCP Crystal Holdings Corp., Sr. Sub. Notes (Luxembourg)(l)	B3	9.625%		06/15/14		1,725	1,919,062
Borden US Financial / Nova Scotia, Sec’d. Notes 144A	B3	9.00%		07/15/14		1,000	1,015,000
Compass Minerals Group, Inc., Gtd. Notes	B3	10.00%		08/15/11		875	949,375
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)	B-(d)	12.00	%(v)	06/01/13		3,200	2,672,000
Compass Minerals International, Inc., Sr. Notes, Zero Coupon (until 12/15/07)	B-(d)	12.75	%(v)	12/15/12		1,900	1,672,000
Crompton Corp., Sr. Notes	Ba1	9.875%		08/01/12		875	996,406
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)	Caa2	10.50	%(v)	10/01/14		2,600	1,820,000
Equistar Chemical Funding, Sr. Notes	B2	10.625%		05/01/11		1,500	1,635,000
Equistar Chemical L.P., Gtd. Notes	B2	10.125%		09/01/08		2,100	2,257,500
Equistar Chemicals L.P., Notes	B2	8.75%		02/15/09		500	520,000
FMC Corp., Sr. Sub. Notes	Baa3	7.75%		07/01/11		275	299,750
Huntsman Advanced Materials LLC, Sec’d. Notes	Ba3	11.00%		07/15/10		1,500	1,680,000
Huntsman LLC Co., Gtd. Notes	Ba3	11.625%		10/15/10		975	1,113,938
INVISTA, Notes 144A	B1	9.25%		05/01/12		2,500	2,718,750
Kranton Polymers LLC, Sr. Sub. Notes 144A	Caa1	8.125%		01/15/14		2,500	2,425,000
LBC Luxembourg Holdings SA, Gtd. Notes (Luxembourg)	Caa1	11.00%		05/15/14	EUR	1,000	1,353,585
Nell AF SARL, Sr. Notes(g)	B2	8.375%		08/15/15		2,000	1,955,000
PQ Corp., Gtd. Notes 144A	B3	7.50%		02/15/13		2,500	2,425,000
Resolution Perfomance LLC, Sec’d. Notes	B3	9.50%		04/15/10		1,250	1,290,625
Rhodia SA, Sr. Notes	B3	10.25%		06/01/10		1,750	1,850,625
Rhodia SA, Sr. Sub. Notes (France)(l)	Caa1	8.875%		06/01/11		2,000	1,890,000
Rhodia SA, Sr. Sub. Notes (France)	Caa1	9.25%		06/01/11	EUR	2,000	2,379,665
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	1,000	1,237,906
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	10.625%		05/15/11		1,367	1,490,030
Rockwood Specialties Group, Ind. Gtd. Notes 144A(l)	B3	7.625%		11/15/14		1,000	1,237,906
United Agricultural Products Holding Corp., Sr. Disc. Notes, Zero Coupon (until 01/15/08)	B3	10.75	%(v)	07/15/12		3,250	2,762,500
United Agricultural Products Holding Corp., Sr. Notes	B1	8.25%		12/15/11		655	691,025

							44,257,648

Computer Services — 0.7%
Sungard Data Systems, Inc., Sr. Sub. Notes 144A	Caa1	10.25%		08/15/15		1,500	1,518,750
Sungard Data Systems, Inc., Sr. Unsec’d. Notes 144A	B3	9.125%		08/15/13		2,000	2,072,500

							3,591,250

2

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE OBLIGATIONS (Continued)

Conglomerates — 2.5%
Blount, Inc., Sr. Sub. Notes	B3	8.875%		08/01/12		$1,375	$1,464,375
Bombardier, Inc., Notes (Canada) 144A(l)	Ba2	6.75%		05/01/12		2,000	1,865,000
Invensys PLC, Sr. Notes (United Kingdom) 144A(g)	B3	9.875%		03/15/11	EUR	2,000	1,987,500
Mark IV Industries, Inc., Sr. Sub. Notes	Caa1	7.50%		09/01/07		2,750	2,626,250
NOMA Luxembourg SA, Sr. Notes	B3	9.75%		07/15/11	EUR	1,000	1,400,156
Park-Ohio Industries, Inc., Sr. Sub. Notes	Caa1	8.375%		11/15/14		1,500	1,301,250
Polypore International, Inc., Sr. Disc. Notes, Zero Coupon (untill 10/01/08)	Caa2	10.50	%(v)	10/01/12		1,250	656,250
Polypore, Inc., Notes. 144A	Caa1	8.75%		05/15/12		750	822,517
Polypore, Inc., Sr. Sub. Notes 144A	Caa1	8.75%		05/15/12		1,000	880,000

							13,003,298

Consumer Cyclical - Services — 2.1%
Interline Brands, Inc., Sr. Sub. Notes	B3	11.50%		05/15/11		1,138	1,274,560
Iron Mountain, Inc., Gtd. Notes	Caa1	7.75%		01/15/15		1,500	1,522,500
Ray Acquisition SCA, Sr. Sub Notes (France)	Caa1	9.375%		03/15/15	EUR	1,500	1,874,888
Ray Acquisition SCA. Sr. Sub. Notes (France) 144A	Caa1	9.375%		03/15/15	EUR	2,500	3,124,812
United Rentals NA, Inc., Sr. Sub. Notes	Caa1	7.75%		11/15/13		3,250	3,136,250

							10,933,010

Consumer Products — 6.1%
Aearo Co., Sr. Sub. Notes	B3	8.25%		04/15/12		1,125	1,125,000
Ames True Temper, Inc., Sr. Sub. Notes	Caa2	10.00%		07/15/12		1,125	877,500
Bear Creek Corp., Sr. Notes 144A	B3	9.00%		03/01/13		1,000	1,035,000
Bombardier Recreational, Sr. Sub. Notes (Canada)(l)	B3	8.375%		12/15/13		1,000	1,047,500
Chattem, Inc., Sr. Sub. Notes	B2	7.00%		03/01/14		1,500	1,522,500
Del Laboratories, Inc., Gtd. Notes	Caa1	8.00%		02/01/12		1,000	822,500
FTD, Inc., Gtd. Notes	B3	7.75%		02/15/14		1,896	1,900,740
Johnsondiversey Holdings, Inc., Disc. Notes,
Zero Coupon (until 05/15/07)	Caa1	10.57	%(v)	05/15/13		1,625	1,202,500
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08)	Caa2	10.25	%(v)	12/01/13		4,500	3,240,000
Jostens IH Corp. Gtd. Notes	B3	7.625%		10/01/12		1,500	1,515,000
Leiner Health Products, Sr. Sub. Notes	Caa1	11.00%		06/01/12		750	641,250
Norcross Safety Products, Sr. Sub. Notes	B3	9.875%		08/15/11		1,500	1,608,750
NSP Holdings Capital Corp., Sr. Unsec’d. Notes	B-(d)	11.75%		01/01/12		528	533,680
Playtex Products, Inc., Gtd. Notes	Caa2	9.375%		06/01/11		1,500	1,565,625
Prestige Brands, Inc., Sr. Sub. Notes	B3	9.25%		04/15/12		975	999,375
Rayovac Corp., Sr. Sub. Notes	B3	8.50%		10/01/13		1,750	1,688,750
Safilo Capital International SA, Sr. Notes (Luxembourg)	Caa2	9.625%		05/15/13	EUR	3,500	4,753,320
Sealy Mattress Co., Sr. Sub. Notes	B3	8.25%		06/15/14		1,750	1,758,750
Simmons Co., Sr. Disc. Notes, Zero Coupon (until 12/15/09) 144A	Caa2	10.00	%(v)	12/15/14		1,375	728,750
Spectrum Brands, Inc., Sr. Sub. Notes	B3	7.375%		02/01/15		2,000	1,800,000
True Temper Sports, Inc., Gtd. Notes	Caa1	8.375%		09/15/11		425	395,250
WH Holdings Ltd., Sr. Notes	B2	9.50%		04/01/11		1,200	1,293,000

							32,054,740

Defense — 0.7%
Communications & Power Industries Holding Corp., Sr. Sub. Notes	B3	8.00%		02/01/12		1,500	1,530,000
L-3 Communications Corp., Gtd. Notes	Ba3	6.125%		07/15/13		500	497,500
L-3 Communications Corp., Sr. Sub. Notes 144A	Ba3	6.375%		10/15/15		1,500	1,511,250

							3,538,750

Drugs & Medicine — 0.1%
Mylan Laboratories, Inc., Sr. Notes 144A	Ba1	6.375%		08/15/15		500	500,625

3

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Electric — 3.8%
AES Corp., Sr. Notes	B1	9.375%		09/15/10	$1,000	$1,102,500
Allegheny Energy Supply Co. LLC, Notes 144A	Ba3	8.25%		04/15/12	1,000	1,125,000
Calpine Canada Energy Finance Corp., Gtd. Notes	Caa3	8.50%		05/01/08	2,000	1,195,000
Calpine Corp., Sec’d. Notes 144A	B-(d)	8.50%		07/15/10	2,000	1,430,000
Calpine Corp., Sec’d. Notes 144A	B-(d)	8.75%		07/15/13	1,000	707,500
Calpine Corp., Sr. Notes	Caa3	8.50%		02/15/11	1,000	530,000
Dynegy Holdings, Inc., Sec’d. Notes 144A(g)	B3	10.125%		07/15/13	750	836,250
Dynegy Holdings, Inc., Sec’d. Notes 144A(g)	B3	9.875%		07/15/10	1,000	1,090,000
Dynegy Holdings, Inc., Sr. Notes(g)	Caa2	8.75%		02/15/12	1,000	1,085,000
Edison Mission Energy, Sr. Notes	B1	10.00%		08/15/08	1,000	1,107,500
Midwest Generation LLC, Sec’d. Notes	B1	8.75%		05/01/34	2,000	2,227,500
Mission Energy Holding Co., Sec’d. Notes	B2	13.50%		07/15/08	2,000	2,355,000
Reliant Resource, Inc., Sec’d. Notes	B1	9.25%		07/15/10	2,000	2,170,000
Sierra Pacific Resources, Sr. Notes(g)	B1	8.625%		03/15/14	750	826,687
Texas Genco LLC Financing Corp., Sr. Notes 144A	B1	6.875%		12/15/14	2,000	2,035,000

						19,822,937

Energy — 2.8%
Chesapeake Energy Corp., Sr. Notes	Ba2	6.875%		01/15/16	1,000	1,025,000
Chesapeake Energy Corp., Sr. Notes 144A	Ba2	6.375%		06/15/15	2,500	2,512,500
El Paso Production Holding Co., Gtd. Notes	B3	7.75%		06/01/13	2,000	2,090,000
Encore Acquisition Co., Sr. Sub. Notes 144A	B2	6.00%		07/15/15	1,000	975,000
Foundation PA Coal Co., Sr. Notes	B1	7.25%		08/01/14	1,750	1,824,375
Inergy L.P. Finance Corp., Sr. Notes 144A	B1	6.875%		12/15/14	500	477,500
Magnum Hunter Resources, Inc., Gtd. Notes	Ba3	9.60%		03/15/12	715	775,775
NRG Energy, Inc., Sec’d. Notes 144A	B1	8.00%		12/15/13	1,653	1,760,445
Pride International, Inc., Sr. Notes	Ba2	7.375%		07/15/14	1,375	1,493,594
Swift Energy Co., Sr. Sub. Notes	B2	9.375%		05/01/12	1,925	2,079,000

						15,013,189

Entertainment — 1.6%
Six Flags, Inc., Sr. Notes	Caa1	9.75%		04/15/13	1,500	1,477,500
Universal City Development Partners Ltd., Sr. Notes	B2	11.75%		04/01/10	1,500	1,695,000
Universal City Florida, Holding Co., Sr. Notes	B3	8.375%		05/01/10	1,000	1,037,500
Warner Music Group, Sr. Sub. Notes	B3	7.375%		04/15/14	2,500	2,506,250
WMG Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/15/09)	Caa2	9.50	%(v)	12/15/14	2,275	1,592,500

						8,308,750

Environmental — 1.1%
Allied Waste North America Co., Gtd. Notes, Series B	B2	9.25%		09/01/12	499	540,167
Allied Waste North America, Inc., Sec’d	B2	6.375%		04/15/11	1,000	957,500
Allied Waste North America, Inc., Sr. Notes	B2	8.50%		12/01/08	2,000	2,085,000
Allied Waste North America, Inc., Sr. Notes 144A	B2	7.25%		03/15/15	1,250	1,231,250
Waste Services Inc., Sr. Sub. Notes	CCC(d)	9.50%		04/15/14	1,000	995,000

						5,808,917

Finance — 0.5%
Refco Finance Holdings LLC, Gtd. Notes	B3	9.00%		08/01/12	2,600	2,827,500

Financial - Bank & Trust — 0.1%
E*trade Financial Corp.(g)	B1	7.375%		09/15/13	750	757,500

4

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE OBLIGATIONS (Continued)

Food — 4.0%
Chiquita Brands International, Inc., Sr. Notes 144A(g)	B3	8.875%		12/01/15		$1,250	$1,237,500
Dole Foods Co., Inc., Sr. Notes	B2	8.625%		05/01/09		1,500	1,567,500
Dominos, Inc., Sr. Sub. Notes	B2	8.25%		07/01/11		602	632,100
Eagle Family Foods, Inc., Gtd. Notes, Series B	Caa2	8.75%		01/15/08		1,750	1,365,000
Land O’ Lakes, Inc., Sec’d. Notes	B2	9.00%		12/15/10		750	826,875
Land O’ Lakes, Inc., Sr. Notes	B3	8.75%		11/15/11		1,750	1,833,125
Landry’s Restaurants, Inc.	B2	7.50%		12/15/14		3,125	2,968,750
Michael Foods, Sr. Sub. Notes	B3	8.00%		11/15/13		1,450	1,480,812
National Beef Packaging Co., Sr. Notes	B3	10.50%		08/01/11		1,025	1,063,438
Pilgrim’s Pride Corp., Sr. Sub. Notes	Ba3	9.25%		11/15/13		1,225	1,347,500
Pinnacle Foods, Inc., Sr. Sub. Notes	B3	8.25%		12/01/13		2,000	1,890,000
Smithfield Foods, Inc., Sr. Notes	Ba2	8.00%		10/15/09		1,500	1,586,250
Swift & Co., Gtd. Notes	B1	10.125%		10/01/09		1,250	1,345,313
Swift & Co., Sr. Sub. Notes	B2	12.50%		01/01/10		1,025	1,117,250
United Biscuits, Co., Gtd. Notes (United Kingdom)	B3	10.625%		04/15/11	EUR	750	973,499

							21,234,912

Gaming — 6.7%
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75%		04/15/12		2,000	2,155,000
Codere Finance SA, Sr. Notes (Luxembourg) 144A (g)	B2	8.25%		06/15/15	EUR	750	968,992
Global Cash Account / Finance Corp., Sr. Sub. Notes	Caa1	8.75%		03/15/12		950	1,021,250
Herbst Gaming, Inc., Gtd. Notes	B3	7.00%		11/15/14		1,000	998,750
Isle of Capri Casinos, Inc., Gtd. Notes	B2	9.00%		03/15/12		1,000	1,060,000
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	7.00%		03/01/14		675	647,156
Las Vegas Sands Corp., Sr. Notes	B2	6.375%		02/15/15		1,500	1,447,500
Mandalay Resort Group, Sr. Notes	Ba2	9.50%		08/01/08		1,500	1,638,750
Mandalay Resort Group, Sr. Sub. Notes	Ba3	10.25%		08/01/07		425	456,875
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%		02/15/10		3,000	3,307,500
MGM Grand, Inc., Gtd. Notes	Ba3	8.375%		02/01/11		3,000	3,225,000
MGM Mirage Inc., Sr. Notes 144A	Ba2	6.625%		07/15/15		1,500	1,483,125
MGM Mirage, Inc., Sr. Notes	Ba2	5.875%		02/27/14		2,500	2,375,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%		04/01/12		1,100	1,160,500
Mohegan Tribal Gaming.	Ba2	6.125%		02/15/13		750	746,250
MTR Gaming Group, Inc., Gtd. Notes, Series B	B2	9.75%		04/01/10		750	810,000
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	7.875%		03/15/10		2,750	2,990,625
Penn National Gaming, Inc., Sr. Sub. Notes	B3	6.75%		03/01/15		1,000	980,000
Pinnacle Entertainment, Inc., Gtd. Notes	Caa1	8.75%		10/01/13		500	515,000
Pinnacle Entertainment, Inc., Sr. Sub. Notes	Caa1	8.25%		03/15/12		1,000	1,000,000
River Rock Entertainment, Sr. Notes	B2	9.75%		11/01/11		950	1,054,500
Seneca Gaming Corp., Sr. Notes	B1	7.25%		05/01/12		750	768,750
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%		03/01/16		1,500	1,520,625
Wynn Las Vegas LLC Corp., First Mortgage Notes	B2	6.625%		12/01/14		3,000	2,868,750

							35,199,898

Health Care - Medical Providers — 0.3%
HCA Inc., Notes	Ba2	6.25%		02/15/13		1,000	988,440
HCA, Inc., Notes	Ba2	6.375%		01/15/15		750	742,013

							1,730,453

Healthcare — 5.4%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%		12/15/12		1,000	915,000
AmeriPath, Inc., Gtd. Notes	Caa1	10.50%		04/01/13		1,375	1,430,000
Biovail Corp., Sr. Sub. Notes	B2	7.875%		04/01/10		1,750	1,815,625
CDRV Investors, Inc., Sr. Disc. Notes, Zero
Coupon (untill 1/01/10)	Caa2	9.63	%(v)	01/01/15		3,750	2,137,500
Davita, Inc., Sr. Sub. Notes	B3	7.25%		03/15/15		2,250	2,280,938
Medical Device Manufacturing, Inc., Gtd. Notes	Caa1	10.00%		07/15/12		1,000	1,085,000

5

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE OBLIGATIONS (Continued)

Healthcare (cont’d)
Nyco Holdings, Sr. Notes (Denmark)	B3	11.50%		03/31/13	EUR	750	$1,045,610
Nycomed ASA, Sr. Notes (Denmark)	NR	11.75%		09/15/13	EUR	1,000	1,198,846
Psychiatric Solutions, Inc., Sr. Sub. Notes 144A (g)	B3	7.75%		07/15/15		$1,000	1,032,500
Quintiles Transnational Corp., Sr. Sub. Notes	B3	10.00%		10/01/13		2,000	2,250,000
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15		2,250	2,154,375
Sybron Dental Specialties, Inc., Gtd. Notes	B1	8.125%		06/15/12		1,375	1,471,250
Tenet Healthcare Corp., Sr. Notes	B3	9.875%		07/01/14		1,500	1,567,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B3	7.375%		02/01/13		1,000	947,500
US Oncology, Inc., Gtd. Notes	B2	9.00%		08/15/12		1,750	1,890,000
Vanguard Health Holdings II, Sr. Sub. Notes	Caa1	9.00%		10/01/14		2,500	2,662,500
VWR International, Inc., Sr. Sub. Notes.	Caa1	8.00%		04/15/14		1,500	1,460,625
Warner Chilcott Corp., Gtd. Notes 144A(g)	Caa1	8.75%		02/01/15		1,250	1,200,000

							28,544,769

Lodging — 1.0%
Gaylord Entertainment Co., Gtd. Notes	B3	6.75%		11/15/14		1,000	967,500
HMH Properties, Inc., Gtd. Notes, Series B	Ba3	7.875%		08/01/08		414	419,175
Host Marriott L.P. Sr. Notes	Ba3	7.00%		08/15/12		1,500	1,520,625
Host Marriott, L.P. Sr. Notes	Ba3	7.125%		11/01/13		1,000	1,021,250
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%		05/01/12		1,500	1,635,000

							5,563,550

Media - Broadcast Towers — 0.3%
American Tower Corp., Sr. Notes	B1	7.50%		05/01/12		1,500	1,590,000

Media - Broadcasting & Radio — 0.9%
Emmis Communications Corp., Sr. Notes	B3	9.745%		06/15/12		750	755,625
Emmis Operating Co., Sr. Sub. Notes	B2	6.875%		05/15/12		1,000	996,250
Radio One, Inc., Sr. Sub. Notes 144A	B2	6.375%		02/15/13		875	861,875
Sinclair Broadcasting Group, Inc., Gtd. Notes	B2	8.00%		03/15/12		2,000	2,047,500
XM Satellite Radio, Inc., Sec’d. Notes, Zero Coupon (until 12/31/05)	Caa1	14.00	%(v)	12/31/09		171	179,183

							4,840,433

Media - Cable — 4.4%
Adelphia Communications Corp., Sr. Notes(g)(i)	D	10.25%		06/15/11		1,000	760,000
Cablevision Systems Corp. Holdings, Inc., Sr. Notes	B1	8.125%		07/15/09		1,000	1,007,500
Cablevision Systems Corp., Sr. Notes, 144A	B3	8.00%		04/15/12		1,500	1,455,000
Charter Communications Holdings II, Sr. Notes 144A(g)	Caa1	10.25%		09/15/10		2,000	2,050,000
Charter Communications Holdings LLC, Sr. Disc. Notes, Zero Coupon (until 05/15/06)(g)	Caa1	11.75	%(v)	05/15/11		2,000	1,430,000
Charter Communications Holdings LLC, Sr. Notes(g)	Ca	10.00%		05/15/11		3,500	2,537,500
CSC Holdings, Inc., Sr. Notes	B1	7.625%		04/01/11		1,500	1,473,750
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%		07/15/13		500	538,750
Ono Finance PLC, Gtd. Notes (United Kingdom)	Caa2	10.50%		05/15/14		2,250	2,812,331
Tele Columbus AG & Co., Sr. Notes (Germany)	B3	9.375%		04/15/12	EUR	500	624,963
Tele Columbus AG & Co., Sr. Sub. Notes (Germany)	B3	9.375%		04/15/12	EUR	1,500	1,874,887
Telenet Communication NV, Sr. Notes (Belgium)	Caa2	9.00%		12/15/13	EUR	1,500	2,028,123
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08) (Belgium) 144A(l)	Caa2	11.50	%(v)	06/15/14		3,250	2,656,875
UPC Holding BV, Sr. Notes 144A (Netherlands)	B3	7.75%		01/15/14	EUR	1,500	1,730,665

							22,980,344

6

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE OBLIGATIONS (Continued)
Media - Non Cable — 1.9%
DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes	Ba2	8.375%		03/15/13		$650	$709,313
DirecTV Holdings LLC, Sr. Notes 144A	Ba2	6.375%		06/15/15		1,000	992,500
Echostar DBS Corp., Sr. Notes	Ba3	5.75%		10/01/08		2,125	2,095,781
Intelsat Bermuda Ltd., Sr. Notes 144A	B2	8.25%		01/15/13		2,000	2,012,500
Intelsat Ltd., Notes (Bermuda)(l)	Caa1	6.50%		11/01/13		500	385,000
Intelsat, Ltd. Notes (Bermuda)(l)	Caa1	7.625%		04/15/12		1,000	837,500
Panamsat Corp., Gtd. Notes	B1	9.00%		08/15/14		1,625	1,714,375
Panamsat Holding Corp., Sr. Disc. Notes, Zero Coupon (until 11/01/09)	B3	10.38	%(v)	11/01/14		1,500	1,035,000

							9,781,969

Metals — 2.1%
AK Steel Corp., Gtd. Notes	B1	7.75%		06/15/12		2,000	1,845,000
Neenah Corp., Sec’d. Notes 144A	B2	11.00%		09/30/10		2,000	2,210,000
Novelis, Inc., Sr. Notes (Canada) 144A(l)	B1	7.25%		02/15/15		3,000	2,835,000
OM Group, Inc., Gtd. Notes	Caa1	9.25%		12/15/11		2,250	2,289,375
Ryerson Tull, Inc., Notes	B2	9.125%		07/15/06		1,900	1,933,250

							11,112,625

Packaging — 4.0%
Consolidated Container Co., Gtd. Notes	Caa2	10.125%		07/15/09		1,250	831,250
Constar International, Inc., Sr. Sub. Notes	Caa1	11.00%		12/01/12		375	236,250
Crown European Holdings SA, Gtd. Notes (France)	NR	10.25%		03/01/11	EUR	1,500	2,046,151
Crown European Holdings SA, Sec’d. Notes (France)(l)	B1	9.50%		03/01/11		1,250	1,368,750
Gerresheimer Holdings GMBH, Gtd. Notes (Germany) 144A	Caa1	7.875%		03/01/15	EUR	1,250	1,524,848
Graham Packaging Co., Sub. Notes 144A	Caa2	9.875%		10/15/14		5,500	5,280,000
Graham Packaging International Corp., Sr. Sub. Notes	B3	9.50%		08/15/13		3,000	2,820,000
Huntsman Packaging Corp., Gtd. Notes	Ca	13.00%		06/01/10		1,500	712,500
Owens-Brockway Glass Container, Inc., Gtd. Notes	B2	8.25%		05/15/13		2,500	2,600,000
Pliant Corp., Sec’d. Notes(g)	Caa3	11.125%		09/01/09		500	430,000
Portola Packaging, Inc., Sr. Notes	Caa1	8.25%		02/01/12		500	350,000
Russell Stanley Holdings, Inc., Sr. Sub. Notes 144A PIK(g)(i)	NA	9.00%		11/30/08		356	0
Solo Cup Co., Sr. Sub. Notes	B3	8.50%		02/15/14		2,000	1,770,000
Tekni-Plex, Inc., Gtd. Notes	Ca	12.75%		06/15/10		625	346,875
Tekni-Plex, Inc., Sec’d. Notes 144A(g)	Caa2	8.75%		11/15/13		1,000	855,000

							21,171,624

Paper — 2.6%
Abitibi-Consolidated, Inc., Notes (Canada)(l)	Ba3	8.55%		08/01/10		1,500	1,526,250
Ainsworth Lumber Co. Ltd., Gtd. Notes (Canada)(l)	B2	7.25%		10/01/12		1,000	940,000
Ainsworth Lumber Co. Ltd., Sr. Notes	B2	6.75%		03/15/14		1,000	905,000
Boise Cascade Llc, Sr. Sub. Notes	B2	7.125%		10/15/14		1,000	947,500
Georgia-Pacific Corp., Gtd. Notes	Ba1	9.375%		02/01/13		3,000	3,345,000
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50%		06/01/13		1,200	1,080,000
Jefferson Smurfit Corp., Sr. Notes	B3	9.625%		10/01/12		2,000	2,010,000
JSG Funding PLC., Sr. Notes	Caa1	7.75%		04/01/15		1,000	1,045,610
JSG Holding PLC, Sr. Notes (Ireland) 144A	Caa2	11.50%		10/01/15	EUR	899	951,186
Stone Container Finance, Gtd. Notes (Canada)(l)	B2	7.375%		07/15/14		500	445,000
Tembec Industries, Inc., Gtd. Notes	B3	8.50%		02/01/11		625	407,813

							13,603,359

Pipelines — 4.1%
El Paso Corp., Notes	Caa1	7.75%		06/15/10		3,250	3,315,000
El Paso Corp., Sr. Notes	Caa1	7.625%		09/01/08		1,000	1,016,250
El Paso Corp., Sr. Notes	Caa1	7.875%		06/15/12		4,000	4,140,000

7

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings		Interest Rate		Maturity Date	Principal Amount (000)		Value

CORPORATE OBLIGATIONS (Continued)

Pipelines (cont’d)
El Paso Corp., Sr. Notes	Caa1		7.80%		08/01/31		$2,000	$2,005,000
Southern Natural Gas Co., Notes	B1		8.00%		03/01/32		750	828,099
Tennessee Gas Pipeline Co., Bonds	B1		8.375%		06/15/32		1,575	1,799,256
Tennessee Gas Pipeline Co., Debs.	B1		7.50%		04/01/17		750	808,277
Transcontinental Gas Pipe Co., Sr. Notes, Series B	Ba2		8.875%		07/15/12		1,875	2,186,719
Williams Cos., Inc., Notes	B1		8.125%		03/15/12		1,000	1,092,500
Williams Cos., Inc., Notes	B1		7.625%		07/15/19		3,000	3,247,500
Williams Cos., Inc., Notes	B1		7.875%		09/01/21		1,000	1,100,000

								21,538,601

Printing — 0.2%
Vertis, Inc., Gtd. Notes, Series B	Caa1		10.875%		06/15/09		1,000	982,500

Publishing — 3.7%
Advanstar Communications, Inc., Gtd. Notes(g)	Caa2		12.00%		02/15/11		1,500	1,601,250
Advanstar Communications, Inc., Sec’d. Notes	B3		10.75%		08/15/10		500	558,750
Dex Media East LLC, Gtd. Notes	B2		12.125%		11/15/12		1,437	1,681,290
Dex Media West Finance, Sr. Sub. Notes	B2		9.875%		08/15/13		2,020	2,229,575
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08)	B3		9.00	%(v)	11/15/13		2,000	1,575,000
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08)	Caa2		11.50	%(v)	10/15/13		1,325	1,000,375
Houghton Mifflin Co., Sr. Notes	B3		8.25%		02/01/11		1,000	1,032,500
Houghton Mifflin Co., Sr. Sub. Notes	Caa1		9.875%		02/01/13		1,250	1,325,000
Lighthouse International Co. SA, Sr. Notes (Luxembourg)	B3		8.00%		04/30/14	EUR	3,250	4,130,611
Primedia, Inc., Gtd. Notes	B2		8.875%		05/15/11		1,000	1,047,500
Primedia, Inc., Sr. Notes	B2		8.00%		05/15/13		500	503,750
Yell Finance BV, Gtd. Notes(l)	B1		10.75%		08/01/11		921	1,008,495
Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06)	B1		13.50	%(v)	08/01/11		1,360	1,380,400
Ziff Davis Media, Inc., Gtd. Notes, Series B, PIK(g)	CCC-(d	)	12.00%		08/12/09		414	424,393

								19,498,889

Real Estate — 0.1%
CB Richard Ellis Service, Sr. Notes	Ba3		9.75%		05/15/10		439	483,998

Retailers — 0.4%
General Nutrition Center, Sr. Sub. Notes	Caa1		8.50%		12/01/10		1,000	852,500
Victoria Acquisition III BV, Sr. Notes (Netherlands)	B3		7.875%		10/01/14	EUR	1,000	1,111,712

								1,964,212

Retailers - Food & Drug — 1.3%
Brake Brothers Finance PLC, Sr. Notes (United Kingdom)	B3		12.00%		12/15/11	GBP	1,000	1,957,810
Couche-Tard Corp., Sr. Sub. Notes	Ba3		7.50%		12/15/13		1,500	1,545,000
Jean Coutu PJC, Inc., Sr. Sub. Notes (Canada)(l)	B3		8.50%		08/01/14		1,750	1,741,250
Rite Aid Corp., Sec’d. Notes	B2		8.125%		05/01/10		1,500	1,530,000

								6,774,060

Technology — 1.1%
Activant Solutions, Sr. Notes	B2		10.50%		06/15/11		1,150	1,201,750
Amkor Technology, Inc., Sr. Notes	Caa3		5.00%		03/15/07		375	330,469
Lucent Technologies, Debs.	B1		6.45%		03/15/29		1,750	1,531,250
Xerox Corp., Gtd. Notes	Ba2		9.75%		01/15/09		1,500	1,680,000
Xerox Corp., Sr. Notes	Ba2		7.625%		06/15/13		1,000	1,062,500

								5,805,969

Technology - Hardware — 0.1%
MagnaChip Semiconductor, Sec’d. Notes	Ba3		6.875%		12/15/11		500	480,000

8

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Technology - Hardware (cont’d)
MagnaChip Semiconductor, Sr. Sub. Notes	B2	8.00%		12/15/14	$250	$230,000

						710,000

Telecommunications — 3.4%
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375%		01/15/14	1,000	985,000
Citizens Communications Co., Notes	Ba3	9.25%		05/15/11	3,000	3,292,500
Inmarsat Finance PLC, Gtd. (United Kingdom)(l)	B1	7.625%		06/30/12	650	669,500
Nextel Communications, Sr. Notes	Baa2	5.95%		03/15/14	2,500	2,559,167
Qwest Capital Funding Co., Gtd. Notes	Caa2	7.90%		08/15/10	1,000	992,500
Qwest Capital Funding, Gtd. Notes	Caa2	7.00%		08/03/09	1,000	977,500
Qwest Communications Corp., Sr. Notes 144A	Ba3	7.625%		06/15/15	500	510,625
Qwest Communications International. Inc., Sr. Notes 144A	B3	7.50%		02/15/14	1,000	950,000
Qwest Corp., Notes	Ba3	8.875%		03/15/12	3,750	4,096,875
Qwest Services Corp., Sec’d. Notes	Caa1	13.50%		12/15/10	1,500	1,717,500
Qwest Services Corp., Sr. Notes	Caa1	14.00%		12/15/14	1,000	1,212,500

						17,963,667

Telecommunications - Cellular — 3.3%
Alamosa Delaware, Inc., Sr. Notes	Caa1	8.50%		01/31/12	2,000	2,135,000
American Cellular Corp., Sr. Notes, Series B	B3	10.00%		08/01/11	1,250	1,362,500
Digicel Ltd., Sr. Notes 144A	B3	9.25%		09/01/12	500	517,500
Dobson Cellular Systems, Inc., Sec’d. Notes	B2	9.875%		11/01/12	1,000	1,095,000
Horizon PCS, Inc., Co. Gtd. Notes	B3	11.375%		07/15/12	500	575,000
Inmarsat Finance II PLC, Gtd. Notes, Zero Coupon (until 11/15/08)	B2	10.38	%(v)	11/15/12	2,000	1,640,000
Nextel Communications, Inc., Sr. Notes	Baa2	7.375%		08/01/15	2,000	2,141,132
Nextel Partners, Inc., Sr. Notes	Ba3	8.125%		07/01/11	2,000	2,160,000
Rodgers Wireless, Inc., Sec’d. Notes (Canada)(l)	Ba3	7.50%		03/15/15	1,500	1,616,250
Rodgers Wireless, Inc., Sr. Sec’d. Notes (Canada)(l)	Ba3	6.375%		03/01/14	1,000	1,005,000
Rodgers Wireless, Inc., Sr. Sub. Notes (Canada)(l)	B2	8.00%		12/15/12	1,000	1,056,250
Triton PCS, Inc., Gtd. Notes	Ca	8.75%		11/15/11	500	408,750
US Unwired, Inc., Sec’d. Notes	Caa1	10.00%		06/15/12	1,250	1,437,500

						17,149,882

Textile — 0.7%
Propex Fabrics, Inc. Gtd. Notes	Caa1	10.00%		12/01/12	1,750	1,614,375
Russell Corp., Gtd. Notes(g)	B2	9.25%		05/01/10	1,050	1,060,500
Warnaco Group, Inc., Sr. Notes	B1	8.875%		06/15/13	1,000	1,080,000

						3,754,875

Tobacco — 0.2%
Alliance One International, Notes 144A	B2	11.00%		05/15/12	1,125	1,065,938

Transportation — 0.3%
Stena AB, Sr. Notes	Ba3	9.625%		12/01/12	1,500	1,627,500

TOTAL CORPORATE OBLIGATIONS
(cost $507,416,338)						502,534,909

	Shares

COMMON STOCKS

Chemicals
General Chemicals Industry Products(g)	386	107,621

Packaging
Russell Stanley Holdings, Inc.(g)	39,000	0

TOTAL COMMON STOCKS
(cost $1,377,628)		107,621

9

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCK — 0.4%
Publishing — 0.3%
Primedia, Inc., Series H, 8.625%	13,100	$1,323,100
Ziff Davis Media, Inc., Series E, 10.00%	11	6,480

		1,329,580

Retailers — 0.1%
General Nutrition Center, Series A, 12.00% PIK	1,000	742,500

TOTAL PREFERRED STOCK
(cost $2,283,443)		2,072,080

	Expiration Date	Units

WARRANTS* — 0.1%
Chemicals
General Chemical Industry Product, Inc., Series A	04/30/11	223	0
General Chemical Industry Product, Inc., Series B	04/30/11	165	0

			0

Media - Broadcasting & Radio
XM Satellite Radio, Inc., 144A(g)	03/15/10	2,000	142,000

Metals — 0.1%
ACP Holding Co.		160,976	317,928

Packaging
Pliant Corp., 144A(g)	06/01/10	1,000	10

Paper
MDP Acquisitions PLC, (Ireland) 144A(g)	10/01/13	900	18,450

Publishing
Advanstar Holdings Corp., 144A	10/15/11	1,100	11
Ziff Davis Media, Inc.(g)	08/12/12	19,800	1,980

			1,991

TOTAL WARRANTS
(cost $356,183)			480,379

TOTAL LONG-TERM INVESTMENTS
(cost $511,433,592)			505,194,989

SHORT-TERM INVESTMENTS — 1.7%

	Shares	Value

REGISTERED INVESTMENT COMPANIES — 1.7%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	4,281,045	4,281,045
BlackRock Provident Institutional Funds TempFund Portfolio (j)	4,281,045	4,281,045
TOTAL SHORT-TERM INVESTMENTS
(cost $8,562,090)		8,562,090

TOTAL INVESTMENTS—97.8%
(cost $519,995,682)(p)		513,757,079
OTHER ASSETS IN EXCESS OF LIABILITIES (u) — 2.2%		11,779,294

NET ASSETS — 100.0%		$525,536,373

The following abbreviations are used in portfolio descriptions:
144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

*	Non-income producing security.

10

AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	NR	Not Rated by Moodys or Standard & Poor’s
	PIK	Payment-in-kind
	EUR	Euro
	GBP	British Pound

(d)	Standard & Poor’s Rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Security available to institutional investors only.

(l)	US$ Denominated Foreign Bonds.

(p)

The United States federal income tax basis of the Fund’s investments was $520,051,574; accordingly, net unrealized depreciation on investments for federal income tax purposes was $6,294,495 (gross unrealized appreciation $14,711,004; gross unrealized depreciation - $21,005,499). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(v)	The rate shown reflects the coupon rate after the step date.

(u)	Other assets in excess of liabilities includes net unrealized appreciation on forward foreign currency contracts as follows:

11

AST Goldman Sachs High Yield Bond Portfolio

Forward foreign currency exchange contracts outstanding at September 30, 2005:

Sale Contracts

Settlement Month	Type	Contracts to Deliver		In Exchange For	Contracts at Value	Unrealized Appreciation

Nov 05	Sell	EUR	58,635,503	$72,930,832	$70,649,308	$2,281,524
Nov 05	Sell	GBP	1,388,330	2,485,110	2,447,262	37,848

				$75,415,942	$73,096,570	$2,319,372

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value

LONG-TERM INVESTMENTS — 95.5%
CONVERTIBLE BONDS — 15.5%
Aerospace/Defense — 1.0%
Alliant Techsystems, Inc.	B2	2.75%		02/15/24	$2,500	$2,668,750
Lockheed Martin Corp. (3.018% until 08/15/08)	Baa2	Zero	(v)	08/15/33	3,500	3,652,740

						6,321,490

Brokerage — 0.2%
Morgan Stanley 144A	Aa3	1.00%		03/30/12	1,300	1,330,875

Building & Construction — 0.7%
Fluor Corp.	A3	1.50%		02/15/24	3,500	4,348,750

Diversified Capital Goods — 0.2%
Tyco International Group SA (Luxembourg)(l)	Baa3	2.75%		01/15/18	775	952,281

Electronics — 0.7%
Cypress Semiconductor Corp.	B-(d)	1.25%		06/15/08	1,250	1,460,938
FLIR Systems, Inc.	NR	3.00%		06/01/23	1,750	2,590,000

						4,050,938

Financial Services — 0.5%
American Express Co. (1.85% until 12/01/2006)	A1	Zero	(v)	12/01/33	3,000	3,165,000

Gaming — 0.4%
International Game Technology	Baa2	Zero		01/29/33	3,500	2,222,500

Health Services — 1.8%
Advanced Medical Optics	B3	2.50%		07/15/24	1,600	1,560,000
Fisher Scientific International, Inc.	Ba2	2.50%		10/01/23	1,500	2,113,125
Medtronic, Inc.	A1	1.25%		09/15/21	1,500	1,498,125
SFBC International, Inc.	B-(d)	2.25%		08/15/24	3,500	4,296,250
Universal Health Services, Inc.	Baa3	0.426%		06/23/20	2,750	1,595,000

						11,062,500

Hotels — 0.9%
Hilton Hotels Corp.	Baa3	3.375%		04/15/23	1,500	1,711,875
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	3.50%		05/16/23	3,500	4,116,875

						5,828,750

Household & Leisure Products — 0.2%
Costco Wholesale Corp.	A3	Zero		08/19/17	1,500	1,470,000

Machinery — 0.5%
Agco Corp.	B1	1.75%		12/31/33	3,000	3,176,250

Media - Broadcasting — 0.5%
Sinclair Broadcast Group	B-(d)	6.00%		09/15/12	2,500	2,187,500
Sinclair Broadcast Group, Inc. (4.875% until 01/15/11)	B3	2.00	%(v)	07/15/18	1,000	893,750

						3,081,250

Media - Diversified — 1.0%
Disney, (Walt) Co.	Baa1	2.125%		04/15/23	2,750	2,794,687
Liberty Media Corp.	Ba1	3.25%		03/15/31	4,000	3,100,000

						5,894,687

Metals/Mining Excluding Steel — 0.6%
Placer Dome, Inc.	Baa2	2.75%		10/15/23	3,500	3,911,250

Non-Food & Drug Retailers — 0.3%
MGI Pharma, Inc., (1.682% until 03/02/11)	NR	Zero	(v)	03/02/24	2,500	1,743,750

Oil Field Equipment & Services — 1.3%
Hanover Compress Co.	B3	4.75%		01/15/14	3,000	3,352,500
Schlumberger Ltd.	A1	1.50%		06/01/23	4,000	4,930,000

						8,282,500

Pharmaceuticals — 1.7%
Alza Corp.	Aa1	Zero		07/28/20	3,500	3,040,625

1

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value

CONVERTIBLE BONDS (Continued)

Pharmaceuticals (cont’d)
Celgene Corp.	NR	1.75%	06/01/08	$875	$2,000,469
Teva Pharmaceuticals Finance LLC	BBB(d)	0.375%	11/15/22	1,500	2,338,125
Watson Pharmaceutical, Inc.	Ba1	1.75%	03/15/23	3,000	3,048,750

					10,427,969

Software/Services — 1.3%
DST Systems, Inc.	NR	4.125%	08/15/23	4,000	5,025,000
EMC Corp.	BBB(d)	4.50%	04/01/07	1,250	1,287,500
Mentor Graphics Corp.	NR	6.875%	06/15/07	1,750	1,739,062

					8,051,562

Support-Services — 1.1%
Armor Holdings, Inc. (2.00% until 11/01/11)	B1	Zero (v)	11/01/24	1,500	1,498,125
Charles River Associates, Inc.	NR	2.875%	06/15/34	2,500	3,134,375
CSX Corp.	Baa2	Zero	10/30/21	2,000	1,822,500

					6,455,000

Telecom - Wireless — 0.2%
Nextel Communications, Inc.	Baa2	5.25%	01/15/10	1,000	1,007,500

Telecommunicatins Equipment — 0.3%
LSI Logic Corp.	B(d)	4.00%	05/15/10	2,000	2,110,000

Theaters & Entertainment — 0.1%
Lions Gate Entertainment Corp.	NR	3.625%	03/15/25	800	767,000

TOTAL CONVERTIBLE BONDS (cost $93,560,352)					95,661,802

CORPORATE OBLIGATIONS — 67.7%

Advertising — 0.2%
RH Donnelley Corp., Sr. Notes	B3	6.875%	01/15/13	1,250	1,184,375

Aerospace & Defense — 0.2%
Level 3 Financing, Inc., Gtd. Notes	Caa1	10.75%	10/15/11	1,200	1,003,500

Aerospace/Defense — 1.5%
DRS Technologies, Inc., Sr. Sub. Notes	B2	6.875%	11/01/13	2,000	1,930,000
L-3 Communications Corp., Sr. Sub. Notes	Ba3	6.125%	01/15/14	3,500	3,465,000
Moog, Inc., Class A, Sr. Sub. Notes	Ba3	6.25%	01/15/15	225	226,125
Moog, Inc., Sr. Sub. Notes 144A	Ba3	6.25%	01/15/15	475	477,375
Raytheon Co., Sr. Unsec’d. Notes	Baa3	4.85%	01/15/11	3,000	2,992,647

					9,091,147

Apparel & Textile — 0.8%
INVISTA, Notes 144A	B1	9.25%	05/01/12	1,750	1,903,125
Quiksilver, Inc., Sr. Notes 144A	B1	6.875%	04/15/15	3,300	3,168,000

					5,071,125

Auto Loans — 1.9%
Ford Motor Credit Corp., Notes	Baa3	7.375%	10/28/09	2,275	2,197,529
Ford Motor Credit Corp., Sr. Notes	Baa3	7.25%	10/25/11	1,500	1,423,776
General Motors Acceptance Corp., Notes	Ba1	7.25%	03/02/11	8,500	7,904,023

					11,525,328

Automobile Manufacturers — 0.4%
Accuride Corp., Gtd. Notes	B3	8.50%	02/01/15	575	563,500
Navistar International Corp., Sr. Notes	Ba3	7.50%	06/15/11	2,000	2,020,000

					2,583,500

Automotive Parts — 0.2%
Dura Operating Corp., Gtd. Notes	Caa1	8.625%	04/15/12	1,250	1,112,500

2

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Automotive Parts & Equipment — 0.9%
Affinia Group, Inc., Gtd. Notes 144A	Caa1	9.00%		11/30/14	$575	$448,500
Cooper Standard Automotive Corp., Gtd. Notes	B3	8.375%		12/15/14	2,000	1,680,000
Cummins, Inc., Sr. Notes	Ba1	9.50%		12/01/10	750	815,625
Delco Remy International, Inc., Gtd. Notes	Caa1	11.00%		05/01/09	1,325	861,250
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	940,500
Tenneco Automotive, Inc., Gtd. Notes	B3	8.625%		11/15/14	1,000	1,007,500

						5,753,375

Biotechnology — 0.3%
Invitrogen Corp., Sr. Unsec’d. Notes 144A	NR	3.25%		06/15/25	2,000	2,060,000

Building & Construction — 0.4%
Beazer Homes USA, Inc., Sr. Notes	Ba1	6.50%		11/15/13	2,000	1,930,000
William Lyon Homes, Inc., Gtd. Notes	B2	10.75%		04/01/13	750	808,125

						2,738,125

Building Materials — 0.3%
Builders Firstsource, Inc., Sec’d. Notes 144A (7.02% until 02/11/05)	B3	8.04	%(v)	02/15/12	950	959,500
Jacuzzi Brands, Inc., Sec’d. Notes	B3	9.625%		07/01/10	1,000	1,060,000

						2,019,500

Business Services — 0.2%
Harvest Operations Corp., Sr. Notes	B3	7.875%		10/15/11	1,000	987,500

Cable Television — 0.5%
CCH I LLC. Sec’d. Notes 144A	Caa3	11.00%		10/01/15	3,006	2,930,484

Chemicals — 3.5%
Airgas, Inc., Sr. Sub. Notes	Ba2	6.25%		07/15/14	1,600	1,616,000
Crompton Corp., Sr. Notes	Ba1	9.875%		08/01/12	1,875	2,135,156
Equistar Chemicals L.P., Debs.	B2	7.55%		02/15/26	3,000	2,876,250
Hercules, Inc., Gtd. Notes	Ba3	6.75%		10/15/29	2,500	2,450,000
Huntsman LLC, Gtd. Notes (11.50% until 11/19/04), (11.75% until 2/17/05), (12.00% until 5/14/05)	B2	11.50	%(v)	07/15/12	660	754,050
IMC Global, Inc., Gtd. Notes, Series B	Ba3	11.25%		06/01/11	700	770,000
IMC Global, Inc., Notes	B1	7.30%		01/15/28	225	231,188
Nalco Co., Sr. Sub. Notes	Caa1	8.875%		11/15/13	2,500	2,565,625
Nova Chemicals Ltd., Sr. Notes	Ba2	6.50%		01/15/12	2,500	2,428,125
PQ Corp., Gtd. Notes 144A	B3	7.50%		02/15/13	1,550	1,503,500
Rhodia SA, Sr. Sub. Notes	Caa1	8.875%		06/01/11	1,475	1,393,875
Rockwood Specialties Group, Sub. Notes 144A	B3	7.50%		11/15/14	2,500	2,425,000
Terra Capital, Inc., Sec’d. Notes	B2	11.50%		06/01/10	650	744,250

						21,893,019

Computer Services — 0.7%
Sungard Data Systems, Inc., Sr. Sub. Notes 144A	Caa1	10.25%		08/15/15	1,000	1,012,500
Sungard Data Systems, Inc., Sr. Unsec’d. Notes 144A	B3	9.125%		08/15/13	3,000	3,108,750

						4,121,250

Construction — 0.2%
Standard Pacific Corp., Sr. Notes	Ba2	7.00%		08/15/15	1,200	1,146,000

Consumer Products — 1.6%
Elizabeth Arden, Inc., Gtd. Notes	B2	7.75%		01/15/14	4,000	4,070,000
Playtex Products, Inc., Gtd. Notes	Caa2	9.375%		06/01/11	2,250	2,348,437
Rayovac Corp., Sr. Sub. Notes	B3	8.50%		10/01/13	3,500	3,377,500

						9,795,937

Diversified Capital Goods — 0.9%
J.B. Poindexter & Co., Gtd. Notes	B1	8.75%		03/15/14	1,500	1,365,000
Park-Ohio Industries, Inc., Gtd. Notes	Caa1	8.375%		11/15/14	1,500	1,301,250
Sensus Metering Systems, Sr. Sub. Notes	Caa1	8.625%		12/15/13	2,000	1,840,000

3

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Diversified Capital Goods (cont’d)
Trinity Industries, Inc., Sr. Notes	Ba3	6.50%	03/15/14	$1,000	$985,000

					5,491,250

Drugs & Medicine — 0.6%
Mylan Laboratories, Inc., Sr. Notes 144A	Ba1	6.375%	08/15/15	3,500	3,504,375

Electric - Generation — 2.1%
Dynegy Holdings, Inc., Sec’d. Notes 144A	B3	9.875%	07/15/10	1,000	1,090,000
Dynegy Holdings, Inc., Sr. Notes	Caa2	6.875%	04/01/11	3,500	3,421,250
Mission Energy Holding Co., Sec’d. Notes	B2	13.50%	07/15/08	750	883,125
NRG Energy, Inc., Gtd. Notes	B1	8.00%	12/15/13	2,248	2,394,120
Reliant Energy, Inc., Sec’d. Notes	B1	6.75%	12/15/14	3,500	3,438,750
Texas Genco LLC Financing Corp., Sr. Notes 144A	B1	6.875%	12/15/14	1,575	1,602,562

					12,829,807

Electric - Integrated — 2.0%
Duke Energy Corp., Sr. Notes, Series B	Baa1	5.375%	01/01/09	2,500	2,541,775
Midwest Generation LLC, Sec’d. Notes	B1	8.75%	05/01/34	1,500	1,670,625
Nevada Power Co., General Finance Mortgage	Ba1	5.875%	01/15/15	1,700	1,675,615
PPL Energy Supply LLC, Sr. Notes	Baa2	6.40%	11/01/11	500	536,843
PSE&G Energy Holdings, Inc., Sr. Notes	Ba3	8.50%	06/15/11	2,500	2,693,750
TXU Corp. Sr. Notes	Ba1	5.55%	11/15/14	825	783,195
Virginia Electric & Power Co., First Refinance Mortgage	A2	7.00%	01/01/24	300	306,038
Virginia Electric & Power Co., Notes	A3	4.50%	12/15/10	2,400	2,358,009

					12,565,850

Electronics — 0.1%
Communications & Power Industries Holding Corp., Sr. Sub. Notes	B3	8.00%	02/01/12	650	663,000

Energy - Exploration & Production — 2.3%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.25%	01/15/18	2,000	1,960,000
Devon Energy Corp., Debs.	Baa2	4.90%	08/15/08	1,000	1,230,000
Exco Resources, Inc., Gtd. Notes	B2	7.25%	01/15/11	3,000	3,105,000
Houston Exploration Co., Sr. Sub. Notes	B2	7.00%	06/15/13	2,000	2,040,000
KCS Energy, Inc., Gtd. Notes 144A	B3	7.125%	04/01/12	400	410,000
Kerr-McGee Corp., Sec’d. Notes	Ba3	6.95%	07/01/24	2,500	2,590,497
Pogo Producing Co., Sr. Sub. Notes 144A	Ba3	6.625%	03/15/15	1,500	1,522,500
Range Resources Corp., Sr. Sub. Notes	B3	7.375%	07/15/13	1,025	1,086,500

					13,944,497

Energy Exploration — 0.7%
Chesapeake Energy Corp., Sr. Notes	Ba2	7.00%	08/15/14	2,500	2,625,000
KCS Energy, Inc., Sr. Notes	B3	7.125%	04/01/12	1,600	1,640,000

					4,265,000

Environmental — 1.0%
Allied Waste North America, Inc., Sec’d. Notes	B2	6.125%	02/15/14	3,500	3,272,500
Allied Waste North America, Inc., Sr. Notes	B2	7.875%	04/15/13	2,750	2,805,000

					6,077,500

Exploration & Production — 0.5%
Clayton William Energy, Sr. Notes 144A	B3	7.75%	08/01/13	475	464,313
Quicksilver Resources, Inc., Bonds	NR	1.875%	11/01/24	1,500	2,542,500

					3,006,813

Food & Drug Retailers — 1.9%
Ingles Markets, Inc., Gtd. Notes	B3	8.875%	12/01/11	3,000	3,030,000
Jean Coutu PJC, Inc. Sr. Sub. Notes (Canada)(l)	B3	8.50%	08/01/14	1,500	1,492,500
Rite Aid Corp., Debs.	Caa1	7.70%	02/15/27	2,500	2,000,000
Rite Aid Corp., Sec’d. Notes	B2	8.125%	05/01/10	2,000	2,040,000

4

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Food & Drug Retailers (cont’d)
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125%		06/15/12	$3,500	$3,456,250

						12,018,750

Food - Wholesale — 1.2%
Chiquita Brands International, Inc., Sr. Notes	B3	7.50%		11/01/14	1,600	1,508,000
Dole Foods Co., Debs. (7.875% until 3/28/03)	B2	8.75	%(v)	07/15/13	2,500	2,675,000
Land O’ Lakes, Inc., Sr. Notes	B3	8.75%		11/15/11	1,750	1,833,125
Pinnacle Foods, Inc., Sr. Sub. Notes	B3	8.25%		12/01/13	1,250	1,181,250

						7,197,375

Forestry/Paper — 2.2%
Ainsworth Lumber Co., Ltd., Gtd. Notes	B2	7.25%		10/01/12	4,000	3,760,000
Boise Cascade LLC, Gtd. Notes	B2	7.125%		10/15/14	1,500	1,421,250
Buckeye Technologies, Inc., Sr. Sub. Notes	Caa1	8.00%		10/15/10	2,500	2,375,000
Jefferson Smurfit Corp., Gtd. Notes	B2	8.25%		10/01/12	1,000	940,000
JSG Funding PLC., Sr. Sub. Notes	Caa1	7.75%		04/01/15	2,500	2,125,000
Longview Fibre Co., Sr. Sub. Notes	B2	10.00%		01/15/09	500	527,500
Tembec Industries, Inc., Gtd. Notes (Canada)(l)	B3	8.625%		06/30/09	2,000	1,360,000
Tembec Industries, Inc., Gtd. Notes (Canada)(l)	B3	7.75%		03/15/12	2,000	1,270,000

						13,778,750

Gaming — 3.7%
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75%		04/15/12	1,000	1,077,500
Hard Rock Hotel, Inc., Notes	B3	8.875%		06/01/13	1,200	1,287,000
Isle of Capri Casinos, Inc., Gtd. Notes	B2	9.00%		03/15/12	1,250	1,325,000
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	7.00%		03/01/14	5,000	4,793,750
MGM Mirage, Inc., Sr. Notes	Ba2	6.75%		09/01/12	4,500	4,573,125
Park Place Entertainment Corp., Sr. Notes	Baa3	7.50%		09/01/09	350	378,206
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	9.375%		02/15/07	1,000	1,055,000
Premier Entertainment Biloxi / Finance, First Mortgage	B3	10.75%		02/01/12	2,500	2,253,125
River Rock Entertainment, Sr. Notes	B2	9.75%		11/01/11	2,005	2,225,550
Scientific Games Corp., Gtd. Notes	B1	6.25%		12/15/12	1,525	1,517,375
Seneca Gaming Corp., Sr. Notes	B1	7.25%		05/01/12	500	512,500
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%		02/01/14	1,500	1,500,000
Turning Stone Casino Resort Enterprise, Sr. Notes 144A	B1	9.125%		12/15/10	500	520,000

						23,018,131

Gas Distribution — 3.3%
El Paso Corp., Sr. Notes	Caa1	7.00%		05/15/11	8,500	8,478,750
El Paso Corp., Sr. Notes	Caa1	7.75%		01/15/32	1,750	1,763,125
Ferrellgas Partners L.P., Sr. Notes	Ba3	6.75%		05/01/14	3,500	3,342,500
Markwest Energy, Sr. Notes 144A	B1	6.875%		11/01/14	2,000	1,980,000
Northwest Pipeline Corp., Gtd. Notes	Ba2	8.125%		03/01/10	500	533,750
Pacific Energy, Sr. Notes 144A	Ba2	6.25%		09/15/15	400	401,000
Sonat, Inc., Notes	Caa1	7.625%		07/15/11	1,000	1,015,000
Suburban Propane Partners L.P., Sr. Notes	B1	6.875%		12/15/13	1,500	1,365,000
Williams Cos., Inc., Notes	B1	7.875%		09/01/21	1,500	1,650,000

						20,529,125

Health Services — 4.8%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%		12/15/12	2,500	2,287,500
AmeriPath, Inc., Gtd. Notes	Caa1	10.50%		04/01/13	2,500	2,600,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%		12/15/14	1,250	1,212,500
Hanger Orthopedic Group, Inc., Gtd. Notes	B3	10.375%		02/15/09	3,000	3,052,500
HCA, Inc., Sr. Unsec’d. Notes	Ba2	6.375%		01/15/15	1,750	1,731,364
HEALTHSOUTH Corp., Sr. Notes	NR	8.375%		10/01/11	2,310	2,200,275
National Mentor, Inc., Sr. Sub. Notes 144A	B3	9.625%		12/01/12	1,500	1,567,500
National Nephrology Associates, Inc., Gtd. Notes 144A	B1	9.00%		11/01/11	335	372,688
Pacificare Health Systems, Inc., Gtd. Notes	Ba3	10.75%		06/01/09	640	692,800
PerkinElmer, Inc., Gtd. Notes	Ba2	8.875%		01/15/13	1,500	1,642,500

5

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Health Services (cont’d)
Psychiatric Solutions, Inc., Sr. Sub. Notes 144A	B3	7.75%		07/15/15	$2,975	$3,071,687
Tenet Healthcare Corp., Sr. Notes	B3	9.875%		07/01/14	2,000	2,090,000
Tenet Healthcare Corp., Sr. Notes 144A	B3	9.25%		02/01/15	2,000	2,020,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B3	7.375%		02/01/13	1,500	1,421,250
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%		11/15/13	1,325	1,341,563
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A2	4.875%		04/01/13	1,500	1,497,190
Vanguard Health Holdings II, Sr. Sub. Notes	Caa1	9.00%		10/01/14	1,000	1,065,000

						29,866,317

Hotels — 2.6%
Felcor Lodging L.P., Gtd. Notes (8.50% until 6/20/03)	B1	9.00	%(v)	06/01/11	1,200	1,305,000
Gaylord Entertainment Co., Gtd. Notes	B3	6.75%		11/15/14	1,500	1,451,250
Gaylord Entertainment Co., Sr. Notes	B3	8.00%		11/15/13	3,500	3,675,000
Host Marriott L.P., Sr. Notes	Ba3	7.00%		08/15/12	3,500	3,548,125
Las Vegas Sands Corp., Gtd. Notes	B2	6.375%		02/15/15	3,500	3,377,500
Wynn Las Vegas LLC Corp., First Mortgage	B2	6.625%		12/01/14	3,000	2,868,750

						16,225,625

Household & Leisure Products — 0.3%
Acco Brands Corp., Sr. Sub. Notes 144A	B2	7.625%		08/15/15	2,200	2,178,000

Machinery — 0.2%
Gardner Denver, Co., Gtd. Notes 144A	B2	8.00%		05/01/13	1,010	1,051,663

Machinery & Equipment — 0.5%
JLG Industries, Inc., Gtd. Notes	B2	8.25%		05/01/08	1,000	1,055,000
Manitowoc Co., Inc., Gtd. Notes	B1	7.125%		11/01/13	2,015	2,085,525

						3,140,525

Media - Broadcasting — 1.0%
Allbritton Communications, Sr. Sub. Notes	B3	7.75%		12/15/12	2,500	2,481,250
Clear Channel Communications, Inc., Sr. Notes	Baa3	4.625%		01/15/08	1,225	1,212,574
Paxson Communications Corp., Gtd. Notes	Caa1	10.75%		07/15/08	1,500	1,473,750
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.75%		12/15/11	1,000	1,050,000

						6,217,574

Media - Cable — 2.8%
Charter Communications Holdings II, Sr. Notes	Caa1	10.25%		09/15/10	2,000	2,050,000
DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes	Ba2	8.375%		03/15/13	812	886,095
DirecTV Holdings LLC, Sr. Notes 144A	Ba2	6.375%		06/15/15	4,000	3,970,000
Echostar DBS Corp., Sr. Notes	Ba3	6.375%		10/01/11	3,000	2,973,750
Insight Communications Co., Inc., Sr. Disc. Notes, Zero Coupon (until 02/15/06)	Caa1	12.25	%(v)	02/15/11	4,000	4,080,000
Mediacom LLC Capital Corp., Sr. Notes	B3	9.50%		01/15/13	3,500	3,473,750

						17,433,595

Media - Diversified — 0.3%
Block Communications, Inc., Gtd. Notes	B2	9.25%		04/15/09	1,550	1,643,000

Media - Services — 0.7%
Interpublic Group of Cos., Inc., Unsec’d. Notes	Ba1	6.25%		11/15/14	640	576,000
Warner Music Group, Sr. Sub. Notes	B3	7.375%		04/15/14	4,000	4,010,000

						4,586,000

Medical Products — 0.1%
CDRV Investors, Inc., Sr. Disc. Notes, Zero coupon (until 01/01/10)	Caa2	9.625	%(v)	01/01/15	1,000	570,000

Metals/Mining Excluding Steel — 0.8%
Novelis, Inc., Sr. Notes (Canada) 144A(l)	B1	7.25%		02/15/15	1,500	1,417,500
Peabody Energy Corp., Sr. Notes	Ba3	5.875%		04/15/16	3,250	3,229,688

						4,647,188

6

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Non-Electric Utilities — 0.7%
SEMCO Energy, Inc., Sr. Notes	Ba2	7.125%		05/15/08	$1,500	$1,528,182
SEMCO Energy, Inc., Sr. Notes	Ba2	7.75%		05/15/13	2,500	2,619,700

						4,147,882

Non-Food & Drug Retailers — 0.5%
Couche-Tard Corp., Sr. Sub. Notes	Ba3	7.50%		12/15/13	1,450	1,493,500
GSC Holdings Corp., Gtd. Notes 144A	Ba3	8.00%		10/01/12	375	373,125
Penny, (J.C.) Co., Inc., Notes	Ba1	6.875%		10/15/15	1,250	1,342,188

						3,208,813

Oil Field Equipment & Services — 1.2%
Dresser-Rand Group, Inc., Sr. Sub. Notes 144A	B3	7.375%		11/01/14	1,101	1,142,288
Grant Prideco, Sr. Unsec’d. Notes 144A	Ba2	6.125%		08/15/15	200	202,000
Hanover Compressor Co., Gtd. Notes	B3	8.625%		12/15/10	1,000	1,077,500
Key Energy Services, Inc., Sr. Notes	B1	6.375%		05/01/13	2,500	2,487,500
McDermott, (J.Ray) SA, Sec’d. Notes 144A (11.00% until 06/07/04)	Caa1	11.50	%(v)	12/15/13	1,000	1,145,000
Pride International, Inc., Sr. Notes	Ba2	7.375%		07/15/14	1,000	1,086,250

						7,140,538

Packaging — 1.9%
Crown Cork & Seal Co., Inc., Debs.	B3	7.375%		12/15/26	4,000	3,800,000
Graham Packaging Co., Gtd. Notes	Caa1	8.50%		10/15/12	3,500	3,482,500
Owens-Brockway Glass Containers Corp., Gtd. Notes	B1	8.875%		02/15/09	2,500	2,625,000
Owens-Brockway Glass Containers Corp., Gtd. Notes	B1	7.75%		05/15/11	1,500	1,560,000
Stone Container Finance, Gtd. Notes	B2	7.375%		07/15/14	550	489,500

						11,957,000

Paper & Forest Products — 0.8%
Bowater, Inc., Notes	Ba3	6.50%		06/15/13	1,700	1,585,250
JSG Funding PLC, Gtd. Notes	B2	9.625%		10/01/12	750	753,750
Norske Skog Corp., Sr. Notes (Canada)(l)	Ba3	7.375%		03/01/14	2,450	2,327,500

						4,666,500

Pharmaceuticals — 1.0%
Alpharma, Inc., Gtd. Notes	B3	8.625%		05/01/11	1,500	1,545,000
Warner Chilcott Corp., Gtd. Notes 144A	Caa1	8.75%		02/01/15	5,000	4,800,000

						6,345,000

Printing & Publishing — 0.7%
Dex Media, Inc., Notes	B3	8.00%		11/15/13	1,500	1,541,250
Houghton Mifflin Co., Sr. Notes	B3	8.25%		02/01/11	2,750	2,839,375

						4,380,625

Restaurants — 0.4%
Denny’s Corp Holdings, Inc., Gtd. Notes	Caa1	10.00%		10/01/12	2,200	2,200,000
Landry’s Restaurants, Inc., Gtd. Notes	B2	7.50%		12/15/14	525	498,750

						2,698,750

Retail & Merchandising — 0.2%
Neiman Marcus Group, Inc., Sr. Unsec’d. Notes 144A	B2	9.00%		10/15/15	1,125	1,127,813

Software/Services — 0.7%
Electronic Data Systems Corp., Notes, Series B (6.00% until 8/01/04)	Ba1	6.50	%(v)	08/01/13	4,000	4,097,472

Steel Producers/Products — 0.3%
Allegheny Ludlum Corp., Debs.	B1	6.95%		12/15/25	2,000	1,940,000

Support-Services — 1.7%
Iron Mountain, Inc., Gtd. Notes	Caa1	7.75%		01/15/15	3,250	3,298,750
Iron Mountain, Inc., Gtd. Notes	Caa1	6.625%		01/01/16	4,000	3,760,000
JohnsonDiversey, Inc., Gtd. Notes, Series B	B3	9.625%		05/15/12	1,750	1,745,625
United Rentals NA, Inc., Sr. Sub. Notes	Caa1	7.75%		11/15/13	925	892,625

7

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate		Maturity Date		Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Support-Services (cont’d)
Williams Scotsman, Inc., Sr. Notes 144A	B3	8.50%		10/01/15		$625	$632,812

							10,329,812

Telecom - Integrated/Services — 2.8%
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375%		01/15/14		5,000	4,925,000
Intelsat Bermuda Ltd., Sr. Notes 144A	B2	8.25%		01/15/13		3,500	3,521,875
MCI, Inc., Sr. Notes (7.735% until 12/15/04)	B2	8.735	%(v)	05/01/14		2,000	2,230,000
Qwest Capital Funding Co., Gtd. Notes	Caa2	7.90%		08/15/10		3,000	2,977,500
Qwest Services Corp., Sec’d. Notes (13.50% until 12/21/03), (13.75% until 3/20/04), (14.00% until 4/24/05)	Caa1	13.50	%(v)	12/15/10		1,500	1,717,500
Syniverse Tech, Sr. Sub. Notes 144A	B2	7.75%		08/15/13		1,750	1,763,125

							17,135,000

Telecom - Wireless — 1.8%
Airgate PCS, Inc., Sec’d. Notes	Caa1	9.375%		09/01/09		1,000	1,050,000
Airgate PCS, Inc., Sec’d. Notes 144A	Caa1	9.375%		09/01/09		1,250	1,312,500
Centennial Cellular Operating Co., Gtd. Notes	Caa1	10.125%		06/15/13		2,000	2,250,000
Nextel Partners, Inc., Sr. Notes	Ba3	8.125%		07/01/11		1,400	1,512,000
Rural Cellular Corp., Sr. Notes	Caa1	9.875%		02/01/10		1,500	1,575,000
Triton PCS, Inc., Gtd. Notes	Ca	9.375%		02/01/11		1,975	1,619,500
UbiquiTel Operating Co., Sr. Notes	Caa1	9.875%		03/01/11		1,500	1,665,000

							10,984,000

Telecommunications — 0.5%
Qwest Communications International, Inc., Gtd. Notes	B3	7.25%		02/15/11		3,500	3,408,125

Telecommunications - Cellular — 0.2%
Nextel Communications, Sr. Notes	Baa2	7.375%		08/01/15		1,000	1,070,566

Telecommunicatins Equipment — 0.2%
Lucent Technologies, Debs.	B1	6.45%		03/15/29		1,500	1,312,500

Theaters & Entertainment — 0.5%
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00%		03/01/14		1,500	1,320,000
Carmike Cinemas, Inc., Sr. Sub. Notes	Caa1	7.50%		02/15/14		550	477,125
LCE Acquisition, Gtd. Notes	B3	9.00%		08/01/14		1,200	1,167,000

							2,964,125

Transportation — 1.2%
CHC Helicopter Corp., Sr. Sub. Notes	B2	7.375%		05/01/14		2,250	2,306,250
Hornbeck Offshore Services, Inc., Sr. Notes	Ba3	6.125%		12/01/14		1,680	1,667,400
Offshore Logistics, Inc., Gtd. Notes	Ba2	6.125%		06/15/13		3,300	3,250,500

							7,224,150

TOTAL CORPORATE OBLIGATIONS
(cost $422,301,230)							417,605,046

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY — 3.9%
Federal Home Loan Mortgage Corp.		6.00%		04/01/33		3,540	3,602,376
Federal National Mortgage Assoc.		5.50%		02/01/33 07/01/33	-	8,792	8,791,255
Federal National Mortgage Assoc.		6.00%		05/01/33 11/01/34	-	11,745	11,944,152

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY
(cost $24,613,229)							24,337,783

8

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. TREASURY OBLIGATIONS — 2.9%

U.S. Treasury Notes	5.00%	02/15/11	$7,500	$7,776,270
U.S. Treasury Notes	5.50%	02/15/08	10,000	10,303,120

TOTAL U.S. TREASURY OBLIGATIONS
(cost $18,287,883)				18,079,390

	Shares

COMMON STOCKS — 0.1%

Telecom - Integrated/Services — 0.1%

Avaya, Inc. (cost $925,979)*	60,000	618,000

PREFERRED STOCK — 5.4%

Agency — 0.1%
Fannie Mae, 5.375%, CVT	6	551,099

Automotive — 0.2%
Ford Motor Co. Capital Trust II, 6.50%, CVT	25,000	911,250

Beverages — 0.2%
Constellation Brands, Inc., 5.75%, CVT	25,000	976,500

Brokerage — 0.1%
Morgan Stanley, 8.250%, CVT 144A	10,600	749,632

Business Services — 0.4%
Interpublic Group of Cos., Inc., Series A, 5.375%, CVT	60,000	2,577,000

Electric - Generation — 0.5%
PNM Resources, Inc., 6.75%, CVT *	60,000	3,124,800

Energy - Exploration & Production — 1.1%
Chesapeake Energy Corp., 4.125%, CVT	3,000	6,898,875

Financial Services — 0.5%
Marshall & Ilsley Corp., 6.50%, CVT	105,000	2,837,100

Food & Drug Retailers — 0.4%
Albertson’s, Inc., 7.25%, CVT	100,000	2,490,000

Insurance — 0.8%
CHUBB Corp., 7.00%, CVT	50,000	1,632,500
Metlife, Inc., 6.375%, CVT	120,000	3,368,400

		5,000,900

Integrated Energy — 0.7%
Williams Cos., Inc., 5.50%, CVT	37,500	4,364,063

Pharmaceuticals — 0.4%
Schering Plough Corp., 6.00%, CVT	50,000	2,711,500

TOTAL PREFERRED STOCK
(cost $28,390,323)		33,192,719

TOTAL LONG-TERM INVESTMENTS
(cost $588,078,996)		589,494,740

SHORT-TERM INVESTMENTS — 1.5%

REGISTERED INVESTMENT COMPANIES

Blackrock Provident Institutional Funds TempCash Portfolio (j)	4,480,333	4,480,333
Blackrock Provident Institutional Funds TempFund Portfolio (j)	4,480,332	4,480,332

TOTAL SHORT-TERM INVESTMENTS
(cost $8,960,665)		8,960,665

9

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

Value

TOTAL INVESTMENTS—97.0%
(cost $597,039,661)(p)	$598,455,405
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.0%	18,460,245

NET ASSETS — 100.0%	$616,915,650

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

	CVT	Convertible Security

*	Non-income producing security.

(d)	Standard & Poor’s rating.

(l)	US$ Denominated Foreign Bonds.

(j)	Security available to institutional investors only.

(p)

The United States federal income tax basis of the Fund’s investments was $597,059,790 ; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,395,615 (gross unrealized appreciation - $16,901,342 ; gross unrealized depreciation - $15,505,727). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(v)	The rate shown reflects the coupon rate after the step date.

10

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date		Principal Amount (000)	Value

LONG-TERM INVESTMENTS— 85.0%

Asset-Backed Securities — 0.7%

Aames Mortgage Investment Trust	Aaa		3.91%	09/25/35	(c)	$503	$502,666
Bear Stearns Asset Backed Securities, Inc., Series 2001-A, Class AIII	Aaa		4.088%	02/15/31	(c)	517	516,868
Carrington Mortgage Loan Trust	Aaa		3.91%	06/25/35	(c)	1,617	1,617,140
EMC Mortgage Loan Trust, Series 2001-A, Class A 144A	Aaa		4.20%	05/25/40	(c)	8,712	8,737,720
Wells Fargo Home Equity Trust, Series 2004-2, Class A-31	Aaa		3.99%	06/25/19	(c)	249	249,010

TOTAL ASSET-BACKED SECURITIES (cost $11,597,521)							11,623,404

Collateralized Mortgage Obligations — 8.0%

AAA Trust, Series 2005-2, Class A1 144A	Aaa		3.741%	11/26/35	(c)	5,719	5,716,555
ABN AMRO Mortgage Corp.	Aaa		5.50%	01/25/34		2,916	2,804,186
Bank of America Funding Corp.	AAA	(d)	4.117%	05/25/35		4,170	4,122,373
Bank of America Mortgage Securities, Series 2004-1, Class 5A1	AAA	(d)	6.50%	09/25/33		878	884,840
Bear Stearns Alt-A Trust	Aaa		5.438%	05/25/35	(c)	7,809	7,860,590
Bear Stearns Trust, Series 2002-11, Class A-1	Aaa		5.631%	02/25/33	(c)	716	718,326
Bear Stearns Trust, Series 2002-11, Class A-2	Aaa		5.344%	01/25/33	(c)	1,517	1,519,984
Bear Stearns Trust, Series 2002-9, Class 2A	Aaa		5.282%	10/25/32	(c)	249	248,861
Capital Auto Receivables Asset Trust 144A	AAA	(d)	3.778%	06/15/06	(c)	261	260,866
Fannie Mae Grantors Trust	Aaa		3.651%	11/28/35	(c)	1,443	1,441,748
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa		6.50%	12/25/42		1,928	1,984,851
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa		7.00%	02/25/44		633	661,273
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa		7.50%	03/25/44		639	673,693
Fannie Mae, Series 1993-70, Class Z	Aaa		6.90%	05/25/23		167	170,842
Fannie Mae, Series 2002-56, Class MC	Aaa		5.50%	09/25/17		384	386,304
Fannie Mae, Series 2003-122, Class TU	Aaa		4.00%	05/25/16		770	762,649
Fannie Mae, Series 2003-25, Class KP	Aaa		5.00%	04/25/33		14,308	13,985,726
Fannie Mae, Series 2003-33, Class PU	Aaa		4.50%	05/25/33		476	469,464
Fannie Mae, Series 2003-63, Class A2	Aaa		2.34%	07/25/44		17	16,967
Freddie Mac, Series 2064, Class ZA	Aaa		6.50%	05/15/28		4,162	4,241,001
Freddie Mac, Series 2145, Class MZ	Aaa		6.50%	04/15/29		10,989	11,327,545
Freddie Mac, Series 2378, Class PE	Aaa		5.50%	11/15/16		665	677,827
Freddie Mac, Series 2649, Class QA	Aaa		3.50%	03/15/10		675	672,793
Freddie Mac, Series 2662, Class DG	Aaa		5.00%	10/15/22		1,300	1,270,920
Freddie Mac, Series 2694, Class QH	Aaa		4.50%	03/15/32		1,265	1,218,573
Freddie Mac, Series 2721, Class PE	Aaa		5.00%	01/15/23		525	516,602
Freddie Mac, Series 2724, Class PT	Aaa		3.75%	05/15/16		578	568,652
Freddie Mac, Series 2728, Class TC	Aaa		4.00%	02/15/23		1,060	1,043,078
Freddie Mac, Series 2734, Class PG	Aaa		5.00%	07/15/32		909	888,848
Freddie Mac, Series 2737, Class XG	Aaa		4.00%	11/15/22		530	521,650
Freddie Mac, Series 2737, Class YD	Aaa		5.00%	08/15/32		600	588,801
Freddie Mac, Series 2750, Class NB	Aaa		4.00%	12/15/22		1,426	1,402,650
Freddie Mac, Series 2759, Class AU	Aaa		3.50%	05/15/19		545	540,114
Freddie Mac, Series 2764, Class LZ	Aaa		4.50%	03/15/34		9,199	7,768,608
Freddie Mac, Series 2785, Class ZE	Aaa		4.50%	04/15/34		4,156	3,551,490
Freddie Mac, Series 2786, Class PA	Aaa		3.50%	10/15/10		430	427,495
GS Mortgage Securities Corp. II, Series 2001-1285, Class A2 144A	Aaa		6.526%	08/15/18		2,000	2,170,682
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa		3.428%	06/01/34	(c)	12,819	12,576,900
Indymac Trust, Series 2001-H2, Class A2	Aaa		6.593%	01/25/32	(c)	129	128,816
Nationslink Funding Corp., Series 1999-SL, Class A4	Aaa		6.654%	11/10/30		257	258,651
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA	(d)	4.041%	02/25/34	(c)	1,888	1,890,864
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA	(d)	4.041%	02/25/19	(c)	497	497,282
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	AAA	(d)	9.95%	08/01/17		165	172,011
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa		6.097%	02/25/32	(c)	201	201,603
Washington Mutual, Series 2002-AR11, Class A1	Aaa		5.127%	10/25/32	(c)	1,421	1,421,416

1

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date		Principal Amount (000)	Value

Collateralized Mortgage Obligations (Continued)

Washington Mutual, Series 2004-CB1, Class 4A	Aaa		6.00%	06/25/34		$610	$615,384
Washington Mutual, Series 2005-AR13, Class 1A1	Aaa		1.00%	11/25/35		2,200	2,200,344
Wells Fargo Mortgage Backed Securities	AAA	(d)	5.25%	01/25/34		35,137	33,672,105

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $137,783,778)							137,722,803

Corporate Obligations — 4.0%

Airlines — 0.3%
United Air Lines, Inc., Equipment Trust, Series 91C 144A(g)(i)	NR		10.36%	11/13/12		6,925	4,847,500
United Air Lines, Inc., Equipment Trust, Series 91E 144A(g)(i)	NR		10.36%	11/27/12		500	350,000
United Air Lines, Inc., Pass-Thru Cert., Series 91A2 144A(g)(i)	NR		10.02%	03/22/14		1,000	474,750

							5,672,250

Automobile Manufacturers — 0.4%
DaimlerChrysler NA Holding Co., Notes	A3		4.43%	05/24/06	(c)	5,900	5,916,431

Banking
Export Import Bank China, Notes (China) 144A(l)	A2		4.875%	07/21/15		600	585,226

Conglomerates — 0.1%
Altria Group, Inc., Debs.	Baa2		7.75%	01/15/27		1,700	1,982,322

Entertainment & Leisure
Time Warner, Inc., Notes	Baa1		8.11%	08/15/06		510	524,527

Finance Services — 1.0%
American General Finance, Sr. Notes	A1		4.00%	03/23/07	(c)	1,100	1,099,661
CCCA LLC, Series 2000 144A(g)	AAA	(d)	7.80%	10/15/08		894	922,335
Duke Capital Corp., Notes	Baa3		4.302%	05/18/06		595	594,619
Ford Motor Credit Co., Sr. Notes	A3		5.80%	01/12/09		860	802,450
Ford Motor Credit Co., Notes	A3		6.875%	02/01/06		431	432,764
General Motors Acceptance Corp., Notes	Baa2		6.125%	09/15/06		780	782,477
General Motors Acceptance Corp., Notes	Baa2		6.875%	09/15/11		510	463,903
General Motors Acceptance Corp., Notes	Baa2		4.375%	12/10/07		380	357,634
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		8.50%	02/15/08		490	529,200
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		8.00%	11/15/11		2,700	3,073,950
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		8.625%	02/01/22		2,300	2,811,750
Phoenix Quake Ltd., Notes 144A(g)	Baa3		5.979%	07/03/08	(c)	1,200	1,230,972
Phoenix Quake Wind Ltd., Notes 144A(g)	Baa3		5.979%	07/03/08	(c)	1,200	1,229,748
Phoenix Quake Wind Ltd., Notes 144A(g)	Ba1		7.029%	07/03/08	(c)	550	479,050
Qwest Capital Funding Corp., Gtd. Notes	Caa2		7.25%	02/15/11		153	145,733
UFJ Finance Aruba AEC, Gtd. Notes	A2		6.75%	07/15/13		1,500	1,647,082
Verizon Global Funding Corp., Notes	A2		7.25%	12/01/10		900	994,647

							17,597,975

Financial - Bank & Trust — 0.2%
China Development Bank (China)	A2		5.00%	10/15/15		600	597,480
HBOS PLC, Sub. Notes (United Kingdom)(l)	A1		5.92%	09/29/49		700	689,424
Resona Bank Ltd., Notes 144A (Japan)(l)	Baa1		5.85%	09/29/49		1,100	1,085,685

							2,372,589

Insurance — 0.1%
American International Group, Notes 144A(g)	Aa2		5.05%	10/01/15		800	795,035

Oil & Gas — 0.7%
El Paso Corp., Sr. Notes	Caa1		7.75%	01/15/32		11,800	11,888,500

2

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)		Value

Corporate Obligations (Continued)

Oil & Gas (cont’d)
Petroleum Export Ltd., Sr. Notes 144A (Cayman Islands)(l)	Baa1	5.265%	06/15/11			$700	$697,151

							12,585,651

Petroleum Exploration & Production — 0.1%
Ras Laffan LNG II, Bonds 144A (Qatar)(l)	A1	5.298%	09/30/20			1,600	1,596,800

Telecommunications — 1.0%
France Telecom SA, Notes (France)(l)	Baa1	7.45%	03/01/06			5,000	5,058,005
GTE Hawaiian Telephone, Debs.	Aaa	7.375%	09/01/06			585	593,561
Qwest Corp., Debs.	Ba3	8.875%	06/01/31			500	505,000
Sprint Capital Corp., Gtd. Notes	Baa3	6.00%	01/15/07			3,500	3,558,321
Qwest Corp., Debs.	Ba3	7.20%	11/10/26			8,950	8,010,250

							17,725,137

Utilities — 0.1%
Cleveland Electric Co., Notes	Aaa	7.13%	07/01/07			1,570	1,633,232

TOTAL CORPORATE OBLIGATIONS (cost $71,904,966)							68,987,175

Foreign Government Bonds — 2.7%

Canadian Government (Canada)	Aaa	5.75%	06/01/33		CAD	1,600	1,716,301
Canadian Government (Canada)	Aaa	3.00%	12/01/36			818	927,332
Republic of Brazil (Brazil)	B1	9.76%	06/29/09			$100	117,250
Republic of Brazil (Brazil)	B1	11.00%	01/11/12			600	735,300
Republic of Brazil (BRB)	B2	4.25%	04/15/06	(c)		1,125	1,125,475
Republic of Brazil (BRB)	B2	4.313%	04/15/09			847	840,763
Republic of Brazil (BRB)	B1	4.313%	04/15/12	(c)		494	486,119
Republic of Panama (Panama)	Ba1	9.375%	01/16/23			4,400	5,555,000
Republic of Panama (Panama)	Ba1	8.875%	09/30/27			400	487,000
Republic of Peru (BRB)	Ba3	4.50%	03/07/17	(c)		3,920	3,871,000
Republic of Peru (Peru)	Ba3	9.125%	01/15/08-02/21/12			10,475	12,258,000
Republic of Peru (Peru)	Ba3	9.875%	02/06/15			2,500	3,193,750
Republic of South Africa (South Africa)	Baa1	9.125%	05/19/09			800	910,000
United Mexican States (Mexico)	Baa1	9.875%	02/01/10			600	713,700
United Mexican States (Mexico)	Baa1	8.375%	01/14/11			2,800	3,220,000
United Mexican States (Mexico)	Baa1	6.375%	01/16/13			2,490	2,649,360
United Mexican States (Mexico)	Baa1	8.125%	12/30/19			200	242,500
United Mexican States (Mexico)	Baa1	8.30%	08/15/31			5,100	6,375,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $38,451,571)							45,423,850

Municipal Bonds — 1.9%

California — 0.3%
Golden State Tobacco Securitization Corp. Series 2003-A-1	A3	6.25%	06/01/33			5,300	5,877,435

Illinois
Illinois State Taxable-Pension General Obligation Bond	Aa3	4.95%	06/01/23			570	560,088

Nevada — 0.4%
Las Vegas Water Authority (MBIA Insured) Series B	Aaa	5.00%	06/01/25 06/01/27	-		6,040	6,335,533

New Jersey — 0.1%
City of Trenton General Obligation Bond (FSA Insured)	Aaa	4.80%	04/01/14			990	978,100
Jersey City Municipal Utilities Authority Water Revenue Bond (MBIA Insured) Series A	Aaa	4.81%	05/15/14			1,000	991,800

							1,969,900

3

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)		Value

Municipal Bonds (Continued)

New Mexico
Jicarilla New Mexico Apache Nation Revenue Bonds	NR	3.85%	12/01/08		$435		$424,260

New York — 0.2%
Liberty New York Development Corp Revenue Bond	Aa3	5.25%	10/01/35		700		779,765
New York City Municipal Water Fund Authority Water & Sewer System Revenue Bond 144A	AA+	5.00%	06/15/38	(d)	1,700		1,840,454
New York City Transitional Financial Authority Series E	Aa2	5.00%	02/01/28		1,200		1,251,540
New York State General Obligation Bond 144A	NR	6.90%	03/01/30		550		588,390

							4,460,149

Oregon — 0.1%
Portland Oregon River District Urban Renewal and Redevelopment Revenue Bonds (AMBAC Insured) Series B	Aaa	3.35%	06/15/10		1,020		964,828

Texas — 0.1%
Texas State Rite PA 144A	NR	4.75%	04/01/35		1,200		1,220,088

Wisconsin — 0.7%
Badger Tobacco Asset Securitization Corp.	A3	6.00%	06/01/17		10,100		10,963,853
Wisconsin State General Revenue Bond	Aaa	5.70%	05/01/26		510		542,686

							11,506,539

TOTAL MUNICIPAL BONDS (cost $31,360,491)							33,318,820

U.S. Government Agency Mortgage-Backed Securities — 62.7%

Federal Home Loan Mortgage Corp.		5.00%	10/01/18-11/01/18		6,698		6,684,744
Federal Home Loan Mortgage Corp.		5.50%	01/01/34		3,223		3,224,591
Federal Home Loan Mortgage Corp.		6.00%	02/01/16-02/01/33		7,472		7,624,014
Federal Home Loan Mortgage Corp.		8.25%	08/01/17		9		9,682
Federal Home Mortgage Corp.		5.00%	TBA		1,000		978,841
Federal National Mortgage Assoc.		3.799%	09/22/06		7,300		7,296,160
Federal National Mortgage Assoc.		4.171%	08/01/29		250		250,951
Federal National Mortgage Assoc.		4.278%	01/01/24		12		12,533
Federal National Mortgage Assoc.		4.313%	05/01/36		14,505		14,668,546
Federal National Mortgage Assoc.		4.438%	11/01/35		4,547		4,598,089
Federal National Mortgage Assoc.		4.50%	09/01/18-09/01/33		7,527		7,363,748
Federal National Mortgage Assoc.		4.554%	01/01/28		196		197,874
Federal National Mortgage Assoc.		5.00%	10/01/08-10/13/35		312,985		309,146,089
Federal National Mortgage Assoc.		5.00%	03/01/34		—	(r)	—
Federal National Mortgage Assoc.		5.50%	08/01/16-09/01/35		622,817		622,869,290
Federal National Mortgage Assoc.		5.50%	TBA		48,000		47,970,000
Federal National Mortgage Assoc.		6.00%	02/01/17-01/01/34		19,489		20,038,706
Federal National Mortgage Assoc.		6.00%	11/01/17		—	(r)	465
Federal National Mortgage Assoc.		6.375%	01/01/09		1,809		1,879,670
Federal National Mortgage Assoc.		6.50%	09/01/16-11/01/33		1,192		1,230,236
Government National Mortgage Assoc.		3.50%	07/20/30		2,068		2,082,696
Government National Mortgage Assoc.		3.75%	08/20/23-02/20/32		8,730		8,797,764
Government National Mortgage Assoc.		4.125%	10/20/23-11/20/29		5,012		5,098,387

4

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)	Value

U.S. Government Agency Mortgage-Backed Securities (Continued)

Government National Mortgage Assoc.	4.375%	03/20/17 05/20/30	-	$3,915	$3,954,817
Government National Mortgage Assoc.	6.00%	01/15/34		169	172,921
Government National Mortgage Assoc.	7.00%	02/15/24		10	10,227

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $1,081,107,087)					1,076,161,041

U.S.Government Agency Obligations — 2.1%
Federal Home Loan Bank	4.00%	02/05/07		1,400	1,295,629
Small Business Administration	4.875%	09/10/13		12,581	12,673,780
Small Business Administration	5.13%	09/01/23		1,508	1,530,260
Small Business Administration	5.52%	06/01/24		10,050	10,382,065
Small Business Administration	6.344%	08/01/11		9,267	9,745,868
Small Business Administration	7.449%	08/01/10		889	956,676

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $35,646,792)					36,584,278

U.S. Treasury Obligations — 2.7%

U.S. Treasury Bonds	6.00%	02/15/26		3,500	4,127,813
U.S. Treasury Inflationary Bonds TIPS	2.375%	01/15/25		5,000	5,546,018
U.S. Treasury Inflationary Bonds TIPS	3.375%	01/15/07		2,300	2,934,044
U.S. Treasury Inflationary Bonds TIPS	3.625%	04/15/28		1,200	1,897,140
U.S. Treasury Notes	3.50%	02/15/10		8,600	8,353,756
U.S. Treasury Notes	3.875%	09/15/10		13,100	12,914,753
U.S. Treasury Notes	4.25%	08/15/15		11,100	11,030,625

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,039,742)					46,804,149

	Shares

Preferred Stock — 0.1%

Financial Services — 0.1%
Fannie Mae, 7.00% (cost $1,754,213)	34,500	1,891,031

	Units

Rights* — 0.1%

United Mexican States Value Recovery Rights Series D (Mexico)	49,629	1,017,395
United Mexican States Value Recovery Rights Series E (Mexico)	35,410	920,660

TOTAL RIGHTS (cost$543,842)		1,938,054

TOTAL LONG-TERM INVESTMENTS (cost $1,457,190,003)		1,460,454,605

Short-Term Investments — 32.3%

	Interest Rate	Maturity Date	Principal Amount (000)

Bank Loan — 0.4%

New York State General Obligation Bond 144A (g)	4.114%	09/23/06	$6,300	$6,300,000

TOTAL BANK LOAN (cost$6,300,000)				6,300,000

Commercial Paper — 17.5%

Barclays Bank PLC	3.83%	12/27/05	48,200	47,752,969
Carolina Power Co.	3.67%	10/11/05	700	698,259
Cox Communications, Inc. 144A (cost $2,300,000; purchased 07/12/05)(h)	4.068%	01/17/06	2,300	2,300,000

5

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)		Value

Commercial Paper (Continued)

Fortis Funding LLC 144A (cost $48,200,000; purchased 09/30/05)(h)	3.90%	10/03/05		$48,200	$48,200,000
Ixis 144A (cost $47,919,583; purchased 08/23/05)(h)	3.74%	11/28/05		48,200	47,746,659
Rabobank USA	3.88%	10/03/05		48,200	48,200,000
Skandi Ensk Bank	3.61%	11/02/05		34,500	34,332,483
Skandi Ensk Bank 144A (cost $893,862; purchased 09/08/05)(h)	3.72%	12/08/05		900	891,537
Skandi Ensk Bank 144A (cost $18,130,013; purchased 08/18/05)(h)	3.80%	12/30/05		18,300	18,041,157
UBS Finance, Inc.	3.86%	10/03/05		100	100,000
UBS Finance, Inc.	3.73%	12/09/05		48,600	48,141,769
UBS Finance, Inc.	3.80%	01/12/06		4,400	4,343,338

TOTAL COMMERCIAL PAPER (cost $301,218,937)					300,748,171

Foreign Treasury Bills — 9.0%

Dutch Treasury Certificate (Netherlands)	2.058%	10/31/05	EUR	74,000	88,801,868
Dutch Treasury Certificate (Netherlands)	2.058%	12/15/05		16,800	20,108,856
France Discount Treasury Bill (France)	2.053%	01/05/06		13,500	16,138,994
German Treasury Bill (Germany)	1.727%	01/18/06		19,300	23,055,851
German Treasury Bill (Germany)	2.078%	02/15/06		5,700	6,798,349

TOTAL FOREIGN TREASURY BILLS (cost $158,295,227)					154,903,918

	Shares

Registered Investment Companies — 2.0%

Blackrock Provident Institutional Funds TempCash Portfolio(j)	17,034,391	$17,034,391
Blackrock Provident Institutional Funds TempFund Portfolio(j)	17,034,391	17,034,391

TOTAL REGISTERED INVESTMENT COMPANIES (cost $34,068,782)		34,068,782

			Principal Amount (000)

Repurchase Agreements — 3.2%

U.S. Treasury Repurchase Agreement, 3.25%, dated 09/30/05, maturing 10/03/05, repurchase price $54,014,625 (Collateralized by U.S. Treasury Notes, 3.50%, par value $40,827,000 market value $39,844,600, due 02/15/10, 3.875%, par value $15,277,000 market value $15,336,676, due 05/15/09)	3.25%	10/03/05	$ 54,000	54,000,000

TOTAL REPURCHASE AGREEMENTS (cost $54,000,000)				54,000,000

U.S. Treasury Bills — 0.2%
U.S. Treasury Bills (n)	3.43%	12/15/05	1,400	1,390,808
U.S. Treasury Bills (n)	3.38%	12/15/05	2,500	2,483,585

TOTAL U.S. TREASURY BILLS (cost $3,873,128)				3,874,393

	Contracts

Option
Swap 3 Month Libor & Fixed 4.50%, Strike Price 4.50, Expires 06/02/06	100	8,919

TOTAL OPTIONS (cost $29,480)		8,919

TOTAL SHORT-TERM INVESTMENTS (cost $557,785,554)		553,904,183

6

AST PIMCO TOTAL RETURN BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

		Value

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—117.3% (Cost $2,014,975,557(p)		$2,014,358,789

	Contracts

OUTSTANDING OPTIONS WRITTEN

Call Options

90 Day Libor Futures, Strike Price 95.50, Expires 12/25/06	60	$33,071
Eurodollar Futures, Strike Price 95.25, Expires 12/18/06	1,620	115,425
Swap 3 Month Libor & Fixed 4.000%, Strike Price 4.00, Expires 06/02/06	300	8,145
Swap 3 Month Libor, Stirke Price 140, Expires 12/03/05	3,000	2,114
Swap 6 Month Libor & Fixed 1.000%, Strike Price 1.0, Expires 11/30/05	15,000	11,284
Swap 6 Month Libor & Fixed 4.500%, Strike Price 4.5, Expires 12/20/06	3,410	117,744
U.S. Treasury Note Futures, Strike Price 107, Expires 11/22/05	1,100	67,031
U.S. Treasury Note Futures, Strike Price 107, Expires 12/22/05	550	12,031
U.S. Treasury Note Futures, Strike Price 108, Expires 11/22/05	710	15,531
U.S. Treasury Note Futures, Strike Price 108.5, Expires 11/22/05	270	3,797
U.S. Treasury Note Futures, Strike Price 109, Expires 11/22/05	2,320	10,875
U.S. Treasury Note Futures, Strike Price 109, Expires 11/22/05	4,940	223,844
U.S. Treasury Note Futures, Strike Price 112, Expires 11/22/05	540	8,438
U.S. Treasury Note Futures, Strike Price 113, Expires 12/22/05	550	8,594
U.S. Treasury Note Futures, Strike Price 114, Expires 11/22/05	4,510	14,094

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium received $671,918)		652,018

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—117.3% (Cost $2,014,303,639)		2,013,706,770
LIABILITIES IN EXCESS OF OTHER ASSETS(u) — (17.3)%		(296,765,968)

NET ASSETS — 100.0%		$1,716,940,802

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

	AMBAC	American Municipal Bond Assurance Corporation
	BRB	Brady Bond
	CAD	Canadian Dollar
	EUR	Euro
	FSA	Federal Security Assurance
	MBIA	Municipal Bond Insurance Association
	TBA	Securities purchased on a forward commitment basis.
	TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(j)	Security available to institutional investors only.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not witha view to public distribtuion (does not include 144A securities - see footnote above). At the end of the current reporting period; the aggregate cost of such securities was $117,443,459. The aggregate market value of $117,179,353 is approximately 7% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities or a portion thereof with an aggregate market value of $6,808,437 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005.

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Fund’s investments was $2,015,270,026; accordingly, net unrealized depreciation on investments for federal income tax purposes was $911,237 (gross unrealized appreciation $15,945,978; gross unrealized depreciation - $16,857,215). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Depreciation

Long Positions:
1,230	Euro Dollar	Jun 05	$294,322,481	$293,339,625	$(982,856)
599	U.S. Treasury 30 Year Note	Dec 05	69,990,318	68,529,943	(1,460,375)
1,715	Euro Dollar	Mar 06	411,250,688	409,241,875	(2,008,813)
96	Euro Dollar	Sep 06	22,984,006	22,892,400	(91,606)

					$(4,543,650)

7

AST PIMCO Total Return Bond Portfolio

Forward foreign currency exchange contracts outstanding at September 30, 2005:

Purchase Contracts
Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Feb 06	Buy	CLP	689,783,000	$1,271,050	$1,302,034	$30,984
Oct 05	Buy	GBP	668,000	1,202,270	1,178,093	(24,177)
Mar 06	Buy	IND	34,355,000	778,318	781,593	3,275
Oct 05	Buy	JPY	3,480,327,000	31,658,591	30,709,710	(948,881)
Jan 06	Buy	KOR	979,900,000	960,202	939,038	(21,164)
Feb 06	Buy	KOR	533,400,000	522,832	511,157	(11,675)
Mar 06	Buy	KOR	590,000,000	576,164	565,397	(10,767)
Feb 06	Buy	MXP	4,947,000	443,597	450,041	6,444
Mar 06	Buy	MXP	5,611,000	505,632	509,008	3,376
Feb 06	Buy	PEI	1,568,000	482,833	469,040	(13,793)
Mar 06	Buy	PEI	1,748,000	531,954	522,884	(9,070)
Feb 06	Buy	PLZ	1,660,000	503,183	508,587	5,404
Mar 06	Buy	PLZ	1,700,000	525,990	520,872	(5,118)
Jan 06	Buy	RUB	12,909,000	447,917	452,899	4,982
Feb 06	Buy	RUB	13,058,000	457,292	458,127	835
Mar 06	Buy	RUB	15,287,000	539,603	536,329	(3,274)
Jan 06	Buy	SGD	765,000	466,094	454,529	(11,565)
Feb 06	Buy	SGD	779,000	471,122	463,455	(7,667)
Mar 06	Buy	SGD	854,000	512,759	508,689	(4,070)
Mar 06	Buy	SKK	31,635,000	1,001,844	984,600	(17,244)
Feb 06	Buy	TWD	15,170,000	476,893	457,127	(19,766)
Mar 06	Buy	TWD	16,653,000	509,265	501,815	(7,450)

				$44,845,404	$43,785,024	($1,060,381)

Sale Contracts
Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Nov 05	Sell	EUR	136,969,000	$165,021,383	$164,966,874	$54,509
Oct 05	Sell	CAD	2,834,000	2,384,458	2,438,383	(53,925)
Oct 05	Sell	GBP	144,000	265,343	253,960	11,383

				$167,671,184	$167,659,217	$11,967

Interest rate swap agreements outstanding at September 30, 2005:

Description	Expiration Month	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.00%. (5)	Dec 05		$7,400	$(134,713)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 4.000%. (1)	Dec 10		2,900	(43,535)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.00%. (3)	Dec 10		47,900	(852,435)

Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (g) (3)	Dec 10		38,600	(550,665)

Pay fixed rate payments of 5.00% and receive variable rate payments on the three month LIBOR-BBA floating rate.(2)	Dec 12		40,400	7,355

Pay variable rate payments on three month LIBOR-BBA floating rate and receive fixed rate payments of 5.00%.(2)	Dec 14		3,600	(63,042)

Receive fixed rate payments of 5.00% and pay variable rate payments on the six month EURIBOR floating rate. (g) (4)	Dec 15		2,500	(31,821)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.145%. (6)	Oct 05	EUR	1,200	(224)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.102%. (1)	Oct 10	EUR	5,300	9,417

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.090%. (7)	Oct 10	EUR	1,200	(5,324)

Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate. (g) (1)	Jun 07	GBP	45,700	(34,855)

Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate. (g) (1)	Sep 09	GBP	24,800	(45,693)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (2)	Jun 12	JPY	1,050,000	(523,289)

Receive varibale rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (6)	Jun 12	JPY	1,625,000	(812,617)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 2.00%. (2)	Jun 12	JPY	130,000	(64,473)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 2.00%. (2)	Jun 12	JPY	387,100	(195,043)

				$(3,340,957)

Broker/Counterparty:

(1)	Barclays Bank PLC

(2)	Goldman Sachs Capital Markets, L.P.

(3)	JPMorgan Chase Bank

(4)	Merrill Lynch

(5)	Morgan Stanley Capital Services, Inc.

(6)	UBS AG

(7)	BNP Paribas

(8)	Lehman Brothers

Credit default swap agreements outstanding at September 30, 2005:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation

Receive a fixed rate equal to 4.7% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/1/13. (g)(2)	Jun 07	$6,000	$252,690

Receive a fixed rate equal to 3.35% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/1/13.(g)(1)	Jun 06	5,400	74,545

Receive a fixed rate equal to 4.750% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/1/13.(2)	Jun 07	400	17,173

Receive a fixed rate equal to 4.75% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/1/13.(g)(3)	Jun 07	700	30,054

Receive a fixed rate equal to 4.70% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0% due 10/1/13.(g)(2)	Jun 07	1,500	63,173

Receive a fixed rate equal to 1.40% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp. 7.0%, due 10/01/13.(g)(4)	Sep 06	6,700	(5,593)

Receive a fixed rate equal to 1.950% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Corp.7.0%, due 10/01/13.(g) (2)	Sep 07	1,800	(12,171)

Receive a fixed rate equal to 1.90% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Corp. 6.875%, due 8/28/10 (g)(4)	Sep 05	3,500	(3,229)

Receive a fixed rate equal to 1.250% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 8/28/10.(g)(5)	Dec 05	4,300	(5,368)

Receive a fixed rate equal to 1.250% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Corp. 6.875%, due 8/28/10.(g)(2)	Mar 06	500	(1,535)

Receive a fixed rate equal to 1.35% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 8/28/10.(g)(3)	Sep 06	4,000	(24,610)

Receive a fixed rate equal to 0.58% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5% due 03/31/30 (g)(4)	Jun 06	1,200	2,460

			$387,590

Broker/Counterparty

(1)	ABN AMRO Bank NV

(2)	JPMorgan Chase Bank

(3)	Lehman Brothers, Inc.

(4)	Morgan Stanley Capital Services, Inc.

(5)	Merrill Lynch Capital Services

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date		Principal Amount (000)	Value

LONG-TERM INVESTMENTS — 65.3%

ASSET-BACKED SECURITIES — 5.6%

Advanta Mortgage Loan Trust, Series 1994-4, Class A	Aaa		4.205%	11/25/29(c	)	$1,322	$1,323,987
Argent Securities Inc., Series 2005-W2, Class A2A	Aaa		3.95%	10/25/35(c	)	9,800	9,810,744
Bear Stearns Asset Backed Securities, Inc., Series 2003-3, Class A1	Aaa		4.03%	06/15/43(c	)	643	642,936
Centex Home Equity, Series 1999-3, Class A2	Aaa		4.23%	10/25/30(c	)	3,114	3,125,847
Centex Home Equity, Series 2005-A, Class AV1	Aaa		3.95%	08/25/27(c	)	3,033	3,034,387
Chase Credit Card Master Trust, Series 2003-1, Class A	Aaa		3.818%	04/15/08(c	)	13,400	13,401,264
Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 2A2	Aaa		3.971%	01/25/33(c	)	64	64,059
Citibank Omni-S Master Trust, Series 2002-5, Class A	Aaa		4.148%	11/17/09(c	)	4,300	4,301,975
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa		3.991%	07/25/32(c	)	260	260,352
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa		4.20%	08/25/32(c	)	210	211,125
FannieMae Grantor Trust, Series 2004-T5, Class A14	Aaa		3.364%	05/28/35(c	)	1,184	1,186,000
First Franklin Mortgage Loan, Series 2003-FF5, Class A2	Aaa		2.82%	03/25/34(c	)	718	718,634
Fremont Home Loan Trust, Series 2005-A, Class 2A1	Aaa		3.94%	01/25/35(c	)	3,939	3,939,987
Home Equity Mortgage Trust, Series 2005-2, Class A2	Aaa		3.95%	07/25/35(c	)	8,651	8,651,793
Household Mortgage Loan Trust, Series 2003-HC1, Class A	Aaa		4.146%	02/20/33(c	)	996	998,326
Long Beach Mortgage Loan Trust, Series 2004-6, Class 1A1	Aaa		4.03%	11/25/34(c	)	4,517	4,521,054
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A1	Aaa		3.95%	09/25/35(c	)	9,000	8,999,799
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class 2A1	Aaa		3.94%	06/30/35(c	)	7,100	7,100,592
Morgan Stanley ABS Capital I, Series 2004-HE9, Class-A3A	Aaa		3.98%	10/25/34(c	)	400	400,337
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A3A	Aaa		3.96%	12/25/34(c	)	842	842,466
Novaster Home Equity Loan, Series 2001-2, Class A2	Aaa		4.16%	09/25/31(c	)	236	236,029
Option One Mortgage Loan, Series 2005-1, Class A2	AAA(d	)	3.96%	02/25/14(c	)	1,464	1,464,503
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa		4.33%	12/25/33(c	)	1,169	1,176,381
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa		4.19%	11/25/34(c	)	1,363	1,366,917
Renaissance Home Equity Loan Trust, Series 2005-1, Class AF1	Aaa		3.96%	05/25/35(c	)	4,712	4,712,585
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AIIB	Aaa		3.971%	12/25/33(c	)	934	935,988
Residential Asset Mortgage Products, Inc., Series 2004-RS9, Class AII1	Aaa		3.99%	09/25/13(c	)	2,000	2,000,025
SLM Student Loan Trust, Series 2005-2, Class A1	Aaa		3.63%	04/25/10(c	)	3,225	3,224,422
Soundview Home Equity Loan Trust, Series 2005-1, Class LIA1	Aaa		3.95%	02/25/35(c	)	1,024	1,023,942
SVO Timeshare Mortgage Corp., Series 2001-AA, Class A 144A	Aaa		5.47%	10/20/13		1,230	1,233,119
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1A	Aaa		4.00%	02/25/18(c	)	1,645	1,645,428

TOTAL ASSET-BACKED SECURITIES (cost $92,509,345)							92,555,003

1

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date		Principal Amount (000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.9%

Bank of America Mortgage Securities, Series 2002-K, Class 2A1	AAA(d	)	5.527%	10/20/32(c	)	$1,254	$1,256,383
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa		4.842%	01/25/34(c	)	2,246	2,234,049
Bear Stearns Alt-A Trust, Series 2003-7, Class IIA1	Aaa		3.921%	02/25/34(c	)	944	943,797
Bear Stearns Trust, Series 2002-2, Class IIIA	Aaa		6.874%	06/25/31(c	)	156	155,201
Commercial Mortgage Pass-Through Certificate, Series 2005-F10A, Class MOA1 144A	Aaa		3.948%	03/15/20(c	)	9,000	8,998,347
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d	)	6.25%	12/25/33		1,146	1,162,481
Countrywide Home Loans, Series 2003-J7, Class 4A2	AAA(d	)	4.041%	08/25/18(c	)	712	714,361
Countrywide Home Loans, Series 2003-R4, Class 1A3 144A	Aaa		6.00%	11/25/26		12,300	12,341,314
Countrywide Home Loans, Series 2003-R4, Class 2A 144A	Aaa		6.50%	01/25/34		1,030	1,047,375
Countrywide Home Loans, Series 2004-25, Class 2A1	Aaa		4.17%	02/25/35(c	)	3,640	3,638,230
Countrywide Home Loans, Series 2005-11, Class-3A1	Aaa		4.376%	04/25/35(c	)	3,322	3,371,056
Countrywide Home Loans, Series 2005-3, Class 2A1	Aaa		4.12%	02/28/35(c	)	10,618	10,618,330
Countrywide Home Loans, Series 2005-R2, Class 1AF1 144A	Aaa		3.981%	06/25/35(c	)	7,940	7,960,881
Credit Suisse First Boston USA, Inc., Series 2002, Class P-3A 144A	Aaa		3.20%	09/27/32(c	)	3,307	3,325,401
Credit Suisse First Boston USA, Inc., Series 2003-8, Class 5A1	Aaa		6.50%	04/25/33		446	450,578
Fannie Mae, Series 1988-22, Class A	Aaa		4.007%	08/25/18(c	)	14	14,540
Fannie Mae, Series 1996-39, Class H	Aaa		8.00%	11/25/23		155	164,172
Fannie Mae, Series 2003-54, Class TH	Aaa		3.50%	05/25/09		1,129	1,124,714
Fannie Mae, Series 2004-11, Class A	Aaa		3.761%	03/25/34(c	)	995	995,905
Fannie Mae, Series 2004-41, Class PB	Aaa		3.50%	04/25/17		1,478	1,465,670
FHLMC Structured Pass Through Securities, Series T-57, Class 1A1	Aaa		6.50%	07/25/43		5,475	5,641,028
FHLMC Structured Pass Through Securities, Series T-59, Class 1A2	Aaa		7.00%	10/25/43		2,966	3,100,902
FHLMC Structured Pass Through Securities, Series T-62, Class 1A1	Aaa		3.833%	10/25/44(c	)	27,300	27,376,678
FHLMC Sttructured Pass Through Securities, Series T-61, Class 1A	Aaa		4.033%	07/25/44(c	)	8,464	8,508,426
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa		4.068%	08/15/32(c	)	7,958	7,958,064
Freddie Mac, Series 2538, Class CA	Aaa		5.00%	04/15/16		2,802	2,800,585
Freddie Mac, Series 2572, Class HA	Aaa		5.00%	06/15/13		3,486	3,492,873
GMAC Mortgage Corporation Loan Trust, Series 2004-J4, Class A1	Aaa		5.50%	09/25/34		7,233	7,247,506
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa		6.50%	06/20/28		3,593	3,704,152
Greenpoint Mortage Funding Trust, Series 2005-AR2 Class A1	Aaa		4.06%	06/25/45(c	)	2,722	2,718,449
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa		3.42%	06/25/34(c	)	1,123	1,102,099
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d	)	4.542%	09/25/35(c	)	4,900	4,846,098
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class B	Aaa		7.094%	06/15/21(c	)	183	182,350
Saco I, Inc., Series 2004-2, Class A2 144A	Aaa		4.02%	07/25/19(c	)	617	616,817
Small Business Investment Cos., Series 1997-P10B, Class 1	NR		7.31%	05/10/07		338	351,008
Structured Asset Securities Corporation, Series 2005-S5, Class A1	Aaa		3.93%	08/25/35(c	)	10,900	10,899,761
Washington Mutual, Series 2002-AR11, Class A1	Aaa		5.131%	10/25/32(c	)	1,528	1,528,022
Washington Mutual, Series 2002-AR2, Class A	Aaa		3.872%	02/27/34(c	)	658	650,766

2

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)

Washington Mutual, Series 2003-R1, Class A1	Aaa	3.911%	12/25/27(c	)	$2,389	$2,387,362
Washington Mutual, Series 2005-AR1, Class A1A	Aaa	3.635%	01/25/45(c	)	283	283,110
Washington Mutual, Series 2005-AR2, Class 2A1A	Aaa	4.14%	01/25/45(c	)	4,179	4,181,456

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $161,602,666)						161,560,297

CORPORATE OBLIGATIONS — 12.4%

Airlines — 0.3%
United Air Lines, Inc., Pass-Thru Cert., Series 97A(i)	NR	2.63%	03/02/49		2,776	2,778,240
United Air Lines, Inc., Pass-Thru Cert., Series 01-1 144A(g)(i)	NR	6.932%	09/01/11		1,100	906,894
United Air Lines, Inc., Pass-Thru Cert., Series 01-1 144A(g)(i)	NR	6.831%	09/01/08		1,800	1,102,500

						4,787,634

Automobile Manufacturers — 0.9%
DaimlerChrysler NA Holding Co., Gtd.	A3	6.40%	05/15/06		3,610	3,648,847
DaimlerChrysler NA Holding Co., Gtd.	A3	4.026%	03/07/07(c	)	6,890	6,879,748
DaimlerChrysler NA Holding Co., Notes	A3	4.43%	05/24/06(c	)	500	501,392
DaimlerChrysler NA Holding Co., Notes	A3	4.125%	03/07/07		4,600	4,551,898

						15,581,885

Cable Television — 0.6%
Comcast Cable Communications LLC, Sr. Notes	Baa2	6.375%	01/30/06		2,000	2,013,092
CSC Holdings, Inc., Sr. Notes	B1	7.875%	12/15/07		2,277	2,339,617
Lenfest Communications, Inc., Sr. Notes	Baa2	8.375%	11/01/05		3,585	3,595,999
TCI Communications, Inc., Sr. Notes	Baa2	6.875%	02/15/06		2,500	2,519,120

						10,467,828

Containers & Packaging — 0.2%
Ball Corp., Co. Gtd.	Ba2	7.75%	08/01/06		2,800	2,849,000

Diversified Operations — 0.1%
Tyco International Group SA, Co. Gtd. (Luxembourg)(l)	Baa3	6.375%	02/15/06		1,500	1,510,016

Electric — 0.2%
PSEG Power LLC, Co. Gtd.	Baa1	6.875%	04/15/06		2,700	2,732,249

Electronic Components & Equipment — 1.5%
Dominion Resources, Inc., Sr. Notes	Baa1	4.27%	09/28/07(c	)	11,100	11,096,959
Nisource Finance Corp., Co. Gtd.	Baa3	4.393%	11/23/09(c	)	4,300	4,316,826
Nisource Finance Corp., Co. Gtd.	Baa3	7.625%	11/15/05		4,800	4,817,650
Nisource Finance Corp., Co. Gtd.	Baa3	3.20%	11/01/06		365	359,146
Southwestern Public Service Co., Sr. Notes	Baa1	5.125%	11/01/06		2,900	2,913,389
Virginia Electric & Power Co., Sr. Notes	A3	5.75%	03/31/06		1,900	1,911,675

						25,415,645

Entertainment & Leisure — 0.3%
Time Warner, Inc.	Baa1	6.125%	04/15/06		4,925	4,966,070

Finance Services — 1.9%
Bombardier Capital, Inc., Keepwell Agreement 144A(g)	NR	7.09%	03/30/07		1,000	1,007,500
Ford Motor Credit Co., Notes	Baa3	6.875%	02/01/06		9,700	9,739,693
Ford Motor Credit Co., Notes	Baa3	4.05%	03/13/07(c	)	2,000	1,941,736
Ford Motor Credit Co., Notes	Baa3	4.83%	09/28/07(c	)	1,400	1,364,409
General Motors Acceptance Corp., Notes	Ba1	4.677%	05/18/06(c	)	50	49,735
General Motors Acceptance Corp., Notes	Ba1	4.509%	01/16/07(c	)	2,900	2,850,129
General Motors Acceptance Corp., Notes	Ba1	4.67%	03/20/07(c	)	3,000	2,937,042
MBNA Europe Funding PLC, Bank Gtd. (United Kingdom) 144A(l)	Baa1	3.97%	09/07/07(c	)	7,600	7,596,534

3

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Finance Services (cont’d)
Riggs Capital Trust, Co. Gtd.	A3	8.625%	12/31/26		$3,000	$3,251,775

						30,738,553

Financial - Bank & Trust — 0.6%
Household Finance Corp., Notes	A1	6.70%	11/13/05		2,300	2,306,267
HSBC Finance Corp., Sr. Unsec’d Notes	A1	4.00%	09/15/08(c	)	7,000	7,000,063

						9,306,330

Financial - Brokerage — 0.9%
Goldman Sachs Group, Inc., Notes	Aa3	3.733%	08/01/06(c	)	8,340	8,344,929
Goldman Sachs Group, Inc., Notes	Aa3	3.452%	06/28/10(c	)	6,400	6,415,072

						14,760,001

Food — 0.2%
Kroger Co., Sr. Notes	Baa2	7.625%	09/15/06		3,000	3,074,565

Hotels & Motels — 0.6%
Harrah’s Operating Co., Inc., Co. Gtd.	Ba1	7.875%	12/15/05		2,955	2,973,469
Host Marriott Corp., Co. Gtd.	Ba3	9.25%	10/01/07		2,279	2,401,496
Mandalay Resort Group, Sr. Notes	Ba2	6.50%	07/31/09		900	904,500
Mirage Resorts, Inc., Sr. Notes	Ba2	7.25%	10/15/06		589	599,308
Mirage Resorts, Inc., Notes	Ba2	6.75%	08/01/07		800	814,000
Park Place Entertainment Corp., Sr. Notes	Baa3	8.50%	11/15/06		1,760	1,828,529
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	9.375%	02/15/07		500	527,500

						10,048,802

Medical Supplies & Equipment — 0.3%
HCA, Inc., Notes	Ba2	5.25%	11/06/08		500	491,213
HCA, Inc., Notes	Ba2	7.125%	06/01/06		4,200	4,254,159

						4,745,372

Oil & Gas — 0.2%
AmeriGas Partners LP, Sr. Notes	B2	10.00%	04/15/06		1,500	1,530,000
Columbia Energy Group, Notes	Baa2	6.80%	11/28/05		100	100,371
Transcontinental Gas Pipe Line Corp., Notes	Ba2	6.25%	01/15/08		750	758,438
Transcontinental Gas Pipe Line Corp., Notes 144A(g)	Ba2	4.879%	04/15/08(c	)	1,000	1,010,158

						3,398,967

Paper & Forest Products — 0.5%
Fort James Corp.	Ba1	6.875%	09/15/07		1,120	1,153,600
Georgia-Pacific Corp. Senior Notes	Ba1	7.375%	07/15/08		4,090	4,284,275
Georgia-Pacific Corp., Notes	Ba2	7.50%	05/15/06		2,350	2,376,437

						7,814,312

Retail & Merchandising — 0.5%
Delhaize America, Inc., Gtd. Notes	Ba1	7.375%	04/15/06		740	750,211
JC Penney & Co., Notes	Ba1	6.50%	12/15/07		2,910	3,008,213
Safeway, Inc., Sr. Unsec’d Notes	Baa2	6.15%	03/01/06		4,000	4,015,580

						7,774,004

Telecommunications — 1.3%
British Telecom PLC, Notes (United Kingdom)(l)	Baa1	7.875%	12/15/05		10,100	10,168,619
France Telecom SA, Notes (France)(l)	Baa1	7.45%	03/01/06		2,500	2,529,003
MCI Inc., Sr. Notes	B2	7.688%	05/01/09		3,570	3,703,875
Sprint Capital Corp., Co. Gtd.	Baa2	7.125%	01/30/06		3,187	3,213,226
Sprint Capital Corp., Co. Gtd	Baa2	4.78%	08/17/06(c	)	2,000	2,003,092

						21,617,815

Utilities — 1.3%
Dominion Resources, Inc., Sr. Notes	Baa1	3.66%	11/15/06(c	)	1,400	1,385,282
Duke Energy Corp., Sr. Notes	Baa1	4.24%	12/08/05(c	)	1,500	1,500,132
GPU, Inc., Debs	Baa3	7.70%	12/01/05		5,560	5,588,362
Niagara Mohawk Power Corp., Notes	A3	7.75%	05/15/06		4,590	4,682,856

4

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date		Principal Amount (000)	Value

CORPORATE OBLIGATIONS (Continued)

Utilities (cont’d)
Ohio Edison Co., Notes 144A	Baa2	5.647%	06/15/09		$500	$512,347
Ohio Edison Co., Sr. Notes	Baa2	4.00%	05/01/08		1,205	1,181,071
PSEG Energy Holdings, Notes	Ba3	7.75%	04/16/07		1,500	1,533,750
Public Service Enterprise Group, Inc.., Notes	Baa2	4.295%	09/21/08(c	)	1,700	1,698,956
TXU Energy Co., Notes	Baa2	4.36%	01/17/06(c	)	3,000	3,001,254

						21,084,010

TOTAL CORPORATE OBLIGATIONS (cost $203,680,922)						202,673,058

FOREIGN GOVERNMENT BONDS — 2.5%
Republic of Brazil (Brazil)	B1	11.25%	07/26/07		400	442,800
Republic of Brazil (Brazil)	B1	4.25%	04/15/09(c	)	1,108	1,099,385
Republic of Brazil (Brazil)	B1	9.76%	06/29/09(c	)	1,000	1,172,500
Republic of Brazil (Brazil)	B1	12.00%	04/15/10		700	857,150
Republic of Brazil (Brazil)	B1	11.00%	01/11/12-08/17/40		2,665	3,266,290
Republic of Brazil (Brazil)	B1	4.313%	04/15/12(c	)	329	324,079
Republic of Brazil (Brazil) (BRB)	B2	4.25%	04/15/06(c	)	1,824	1,825,094
Republic of Brazil (Brazil) (BRB)	B1	4.313%	04/15/09-04/15/12		15,514	15,288,716
Republic of Brazil (Brazil) (BRB)	B1	8.00%	04/15/14		1,377	1,379,487
Republic of Panama (Panama)	Ba1	9.625%	02/08/11		3,000	3,585,000
Republic of Panama (Panama)	Ba1	9.375%	07/23/12		1,000	1,210,000
Republic of Panama (Panama)	Ba1	8.875%	09/30/27		900	1,095,750
Republic of Peru (Peru)	Ba3	9.125%	01/15/08-02/21/12		2,375	2,730,000
Republic of Peru (Peru)	Ba3	9.875%	02/06/15		1,000	1,277,500
Republic of Peru (Peru)	Ba3	5.00%	03/07/17		468	453,475
Republic of South Africa (South Africa)	Baa1	9.125%	05/19/09		2,650	3,014,375
Russian Federation (Russia)	Baa3	8.25%	03/31/10		1,250	1,353,750
United Mexican States (Mexico)	Baa1	11.375%	09/15/16		150	221,250
United Mexican States (Mexico)	Baa1	8.125%	12/30/19		850	1,030,625

TOTAL FOREIGN GOVERNMENT BONDS (cost $38,183,201)						41,627,226

	Interest Rate	Maturity Date		Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.2%

Federal Home Loan Mortgage Corp.	4.42%	12/01/26(c	)	74	$76,344
Federal Home Loan Mortgage Corp.	5.358%	07/01/29(c	)	312	319,852
Federal Home Loan Mortgage Corp.	6.00%	08/01/29-04/01/33		8,264	8,408,404
Federal Home Loan Mortgage Corp.	8.50%	01/01/25		468	507,969
Federal National Mortgage Assoc	5.00%	12/01/19		41	40,766
Federal National Mortgage Assoc.	Zero	10/03/05		34,796	34,795,744
Federal National Mortgage Assoc.	3.23%	10/19/05		60,000	59,906,135
Federal National Mortgage Assoc.	4.08%	05/01/25(c	)	57	56,583
Federal National Mortgage Assoc.	4.532%	12/01/29(c	)	134	137,163
Federal National Mortgage Assoc.	4.543%	04/01/32(c	)	87	87,902
Federal National Mortgage Assoc.	4.675%	01/01/25(c	)	21	21,587
Federal National Mortgage Assoc.	4.746%	03/01/17(c	)	363	367,806
Federal National Mortgage Assoc.	4.996%	04/01/24(c	)	148	149,968

5

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
Federal National Mortgage Assoc.	5.00%	10/01/17-10/01/20		$72,936	$72,773,292
Federal National Mortgage Assoc.	5.50%			127,700	127,620,188
Federal National Mortgage Assoc.	5.50%	01/01/35		188	188,020
Federal National Mortgage Assoc.	6.00%	04/01/12-11/01/17		3,788	3,897,366
Government National Mortgage Assoc.	3.75%	07/20/17-07/20/24		162	163,374
Government National Mortgage Assoc.	4.125%	11/20/29(c	)	628	638,695
Government National Mortgage Assoc.	4.375%	05/20/24-06/20/26		724	730,415
Government National Mortgage Assoc.	6.50%	04/15/26-06/15/29		350	363,824
Government National Mortgage Assoc.	7.00%	01/15/24-08/15/25		101	104,815
Government National Mortgage Assoc.	8.00%	06/20/30-01/20/32		1,835	1,956,755
Government National Mortgage Assoc.	8.50%	10/15/29-01/15/31		559	608,689

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $315,016,634)					313,921,656

U.S. GOVERNMENT AGENCY OBLIGATIONS— 6.5%
Federal Home Loan Bank	3.73%	06/13/06(c	)	41,900	41,881,815
Federal National Mortgage Assoc.	3.505%	10/21/05(c	)	2,580	2,579,484
Federal National Mortgage Assoc.	3.651%	09/07/06(c		28,000	27,986,476
Federal National Mortgage Assoc.	3.715%	05/22/06(c	)	15,400	15,393,640
Federal National Mortgage Assoc.	3.799%	09/22/06(c	)	18,200	18,190,427

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $106,025,634)					106,031,842

U.S. TREASURY OBLIGATIONS— 9.1%
U.S. Treasury Notes	3.00%	12/31/06		65,300	64,376,592
U.S. Treasury Notes	3.50%	12/15/09		49,970	48,607,518
U.S. Treasury Notes	3.75%	03/31/07		19,200	19,077,005
U.S. Treasury Notes	4.00%	03/15/10		17,500	17,344,145

TOTAL U.S. TREASURY OBLIGATIONS (cost $151,174,061)					149,405,260

	Shares

PREFERRED STOCK — 0.1%

Financial Services — 0.1%
Fannie Mae, 7.00% (cost $1,455,000)	29,100	1,602,319

	Units

RIGHTS*

United Mexican States Value Recovery Rights Series D (Mexico), Expiring 06/30/06	5,500	112,750

6

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Units	Value

RIGHTS* (Continued)

United Mexican States Value Recovery Rights Series E (Mexico), Expiring 06/30/07	5,500	$143,000

TOTAL RIGHTS (cost $0)		255,750

TOTAL LONG-TERM INVESTMENTS (cost $1,069,647,463)		1,069,632,411

	Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS — 41.0%

CERTIFICATES OF DEPOSIT — 2.4%

Citibank NA	3.59%	10/25/05	2,700	2,700,000
Citibank NA	3.70%	11/09/05	35,000	35,000,000
Dexia Bank NY	3.60%	10/25/05	2,400	2,400,011

				40,100,011

COMMERCIAL PAPER — 26.6%

ABN AMRO NA Finance	3.57%	10/28/05	40,000	39,846,292
ANZ (Delaware), Inc.	3.56%	10/27/05	20,000	19,925,984
Barclays US Funding	3.71%	11/16/05	35,300	35,046,102
Barclays US Funding	3.72%	11/18/05	11,900	11,813,267
Barclays US Funding	3.89%	12/12/05	1,500	1,487,844
Carolina Power Co.	3.67%	10/11/05	2,000	1,995,025
Cox Communications, Inc. 144A (h) (cost $2,259,000; purchased 07/12/05)	4.068%	01/17/06	2,259	2,259,000
Danske Corp.	3.76%	12/01/05	43,000	42,586,818
Dexia Delaware	3.65%	10/25/05	43,000	42,902,487
Ixis 144A (h) (cost $29,209,927; purchased 07/25/05)	3.57%	11/03/05	29,300	29,143,149
Ixis 144A (h) (cost $16,940,169; purchased 08/03/05)	3.62%	11/07/05	17,000	16,904,271
Ixis 144A (h) (cost $992,355; purchased 08/18/05)	3.77%	12/15/05	1,000	987,538
Public Service Electric & Gas Co.	3.69%	11/30/05	2,000	1,960,230
Rabobank USA	3.88%	10/03/05	4,600	4,600,000
Rabobank USA	3.905%	12/30/05	44,200	43,754,114
Skandi Ensk Bank 144A (h) (cost $2,293,081; purchased 08/02/05)	3.61%	11/02/05	2,300	2,288,832
Skandi Ensk Bank 144A (h) (cost $695,226; purchased 09/08/05)	3.72%	12/08/05	700	693,418
Skandi Ensk Bank 144A (h) (cost $38,468,045; purchased 09/22/05)	3.85%	12/22/05	38,800	38,422,401
Skandi Ensk Bank 144A (h) (cost $6,043,338; purchased 08/18/05)	3.80%	12/30/05	6,100	6,013,719
UBS Finance	3.86%	10/03/05	200	200,000
UBS Finance	3.76%	12/01/05	20,400	20,201,848
UBS Finance	3.715%	12/08/05	27,300	27,043,634
UBS Finance	3.75%	12/13/05	300	297,125
UBS Finance	3.96%	01/27/06	600	591,948
Westpac Trust	3.75%	11/28/05	45,000	44,610,625

				435,575,671

FOREIGN GOVERNMENT BONDS — 4.2%
France Treasury Bill (n)	2.038%	11/17/05	23,700	28,412,655
German Treasury Bill (n)	2.044%	10/19/05	33,300	39,988,015

				68,400,670

7

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
U.S. Treasury Repurchase Agreements 3.25%, dated 09/30/05, maturing 10/03/05, repurchase price $100,027,083 (Collateralized by U.S. Treasury Strip (P/O), 0.00%, par value $17,095,000 market value $17,450,000, due 08/15/28, U.S. Treasury TIPS, 3.875%, par value $82,905,000 market value $84,438,040, due 04/15/29)	3.25%	10/03/05	$100,000	$100,000,000
U.S. Treasury Repurchase Agreements 3.25%, dated 09/30/05, maturing 10/03/05, repurchase price $22,005,958 (Collateralized by U.S. Treasury Notes, 3.375%, par value $13,000,000 market value $13,265,360, due 09/15/09, 4.00%, par value $9,000,000 market value $9,198,166, due 09/30/07)	3.25%	10/03/05	22,000	22,000,000

				122,000,000

U.S. TREASURY OBLIGATION — 0.2%

U.S. Treasury Bills (k)(n)	3.51%	12/01/05	3,000	2,984,103

	Shares

REGISTERED INVESTMENT COMPANIES — 0.1%

Blackrock Provident Institutional Funds TempCash Portfolio (j)	1,080,311	$1,080,311
Blackrock Provident Institutional Funds TempFund Portfolio (j)	1,080,311	1,080,311

		2,160,622

TOTAL SHORT-TERM INVESTMENTS
(cost $672,780,718)		671,221,077

TOTAL INVESTMENTS—106.3%
(cost $1,742,428,181(p))		1,740,853,488
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%(u)		(103,150,696)

NET ASSETS — 100.0%		$1,637,702,792

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

	BRB	Brady Bond
	TBA	To Be Announced
	TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $96,901,141. The aggregate market value of $96,712,328 is approximately 6% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Security available to institutional investors only.

(k)	Securities or a portion thereof with an aggregate market value of $2,984,103 have been segregated with the custodian to cover margin requirements for futures contracts open at September 30, 2005.

(l)	US$ Denominated Foreign Bonds.

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Fund’s investments was $1,742,450,525; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,597,037 (gross unrealized appreciation $5,109,588; gross unrealized depreciation - $6,706,625). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

8

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at September 30, 2005	Unrealized Appreciation (Depreciation)

Long Positions:
980	Euro Dollar	Dec 05	$236,372,100	$234,256,750	$(2,115,350)
69	Euro Dollar	Mar 06	16,476,338	16,465,125	(11,213)
725	Euro Dollar	Jun 06	173,809,688	172,903,438	(906,250)
452	Euro Dollar	Sep 06	108,092,975	107,785,050	(307,925)

					$(3,340,738)

9

AST PIMCO Limited Maturity Bond Portfolio

Forward foreign currency exchange contracts outstanding at September 30, 2005:

Purchase Contract

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)

Nov 05	Buy	EUR	2,086,000	$2,506,844	$2,512,310	$5,466
Oct 05	Buy	JPY	1,889,463,000	17,187,390	16,672,244	(515,146)

				$19,694,234	$19,184,554	($509,680)

Sale Contract

Settlement Month	Type		Contracts to Deliver	Exchange For	Contracts at Value	Unrealized (Depreciation)

Nov 05	Sell	EUR	58,920,000	$70,957,350	$70,961,315	($3,965)

AST PIMCO Limited Maturity Bond Portfolio

Interest rate swap agreements outstanding at September 30, 2005:

Description	Expiration Month	Notional Amount (000)	Unrealized (Depreciation)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 4.00%.(1)	Dec 07	52,500	$(554,091)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 4.00%.(2)	Dec 07	244,700	(2,582,591)

Pay variable rate payments on the six month LIBOR-BBA floating rate and receive fixed rate payments of 4.00%.(2)	Dec 07	10,000	(51,609)

			$(3,188,291)

Brokers/Counterparties

(1)	Merrill Lynch Capital Services, Inc.

(2)	UBS AG

AST PIMCO Limited Maturity

Credit default swap agreements outstanding at September 30, 2005:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation

Receive a fixed rate equal to 1.80% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 8/28/10. (g)(1)	Sep 06	$2,400	$(4,496)

Receive a fixed rate equal to 1.70% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 8/28/10.(g)(1)	Sep 06	4,600	(12,992)

Receive a fixed rate equal to 0.58% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0% due 03/31/30. (g) (1)	Jun 06	1,500	3,075

Receive a fixed rate equal to 1.750% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.875%, due 8/28/10.(g)(2)	Sep 06	3,500	(8,222)

			$(22,635)

Broker/Counterparty

(1)	Morgan Stanley Capital Services, Inc.

(2)	Goldman Sachs Capital Markets, L.P.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper — 66.4%
Alliance & Leicester PLC 144A (cost $51,928,818; purchased 07/18/05) (h)	3.52%	10/17/05	$52,000	$51,928,818
ANZ National (International) Ltd. 144A (cost $49,059,500; purchased 09/22/05) (h)	3.96%	03/23/06	50,000	49,059,500
Banco Bilbao Vizccyza Argentina Puerto Rico (cost $49,979,833; purchased 08/09/05) (h)	3.63%	10/07/05	50,000	49,979,833
Bank of Ireland 144A (cost $51,425,826; purchased 07/18/05) (h)	3.715%	01/18/06	52,000	51,425,826
Barclays US Funding LLC	3.745%	11/23/05	50,000	49,734,729
Bear Stearns Co., Inc.	3.78%	10/05/05	58,550	58,537,705
BHP Billiton Finance USA Ltd. 144A (cost $49,959,222; purchased 09/12/05) (h)	3.67%	10/11/05	50,000	49,959,222
BP Capital Markets PLC	3.87%	10/03/05	60,000	60,000,000
CBA (Delaware) Finance	4.00%	05/16/06	15,000	14,625,000
Credit Suisse First Boston USA, Inc. 144A (cost $51,097,942; purchased 09/19/05) (h)	3.65%	12/19/05	51,500	51,097,942
Danske Corp.	3.64%	11/09/05	50,000	49,812,944
DNB Nor Bank ASA	3.88%	10/03/05	10,000	10,000,000
DNB Nor Bank ASA	3.94%	02/28/06	50,000	49,190,111
Greenwich Capital Holdings (c)	3.71%	10/11/05	55,500	55,500,000
Irish Life & Permanent Corp. 144A (cost $49,603,278; purchased 09/21/05) (h)	3.86%	12/16/05	50,000	49,603,278
Ixis Corp. 144A	3.87%	10/03/05	30,000	30,000,000
Ixis Corp. 144A	3.46%	10/19/05	30,000	29,953,867
Morgan Stanley Corp.	3.80%	10/04/05	55,000	54,994,194
Nationwide Building Society 144A (cost $44,927,400; purchased 08/25/05) (h)	3.63%	10/19/05	45,000	44,927,400
Santander Century Hispanic Finance	3.72%	11/18/05	50,000	49,762,333
Societe Generale North America	3.80%	10/07/05	55,000	54,976,778
Stadshypotek Delaware 144A (cost $44,927,600; purchased 08/17/05) (h)	3.62%	10/19/05	45,000	44,927,600
Svenska Handelsbank, Inc.	3.62%	11/04/05	49,000	48,842,329
Swedish National Housing Finance 144A (cost $49,087,917; purchased 08/25/05) (h)	3.98%	03/17/06	50,000	49,087,917
Total Capital 144A (cost $45,000,000; purchased 09/26/05) (h)	3.775%	10/03/05	45,000	45,000,000
UBS Finance Delaware LLC	3.80%	10/05/05	55,000	54,988,389
Westpac Capital Corp.	3.86%	12/23/05	50,000	49,565,750

				1,257,481,465

Certificates of Deposit — 10.2%
BNP Paribas NY Branch (c)	3.52%	06/19/06	40,000	39,993,643
Goldman Sachs Group, Inc. (c)	4.12%	03/21/06	25,000	25,026,732
Lehman Brothers Holdings, Inc. (c)	3.589%	06/02/06	18,000	17,986,065
Lloyds TSB Bank PLC (c)	3.061%	10/25/05	60,000	59,997,980
Marshall & Ilsley Bank	3.97%	12/29/05	50,000	49,998,804

				193,003,224

Corporate Obligations — 6.0%
3M Co. 144A	5.674%	12/12/05	9,000	9,047,517
American General Finance 144A (c)	3.768%	10/13/06	5,000	5,000,000
General Electric Capital Corp.	6.80%	11/01/05	25,700	25,785,293
HBOS Treasury Services PLC 144A (cost $18,002,477; purchased 12/21/04) (c)	3.591%	01/12/06	18,000	18,002,477
Nationwide Building Society 144A (cost $5,000,000; purchased 08/19/05) (c)	3.559%	07/07/06	5,000	5,000,000
Northern Rock PLC 144A (c)	3.67%	10/20/06	50,000	50,035,050

				112,870,337

Euro Time Deposit — 23.6%
Branch Banking & Trust	3.875%	10/03/05	57,850	57,850,000
Chase Bank USA NA	3.875%	10/03/05	60,000	60,000,000
Citibank NA, Nassau	3.875%	10/03/05	55,000	55,000,000

1

AST MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Fortis Bank, Grand Cayman	3.81%	10/06/05	$55,000	$55,000,000
ING, Belgium SA NV	3.81%	10/06/05	55,000	55,000,000
Natexis Banques Populair	3.78%	10/03/05	55,000	55,000,000
Nordea Bank, Finland PLC	3.875%	10/03/05	55,000	55,000,000
Rabobank, London	3.80%	10/04/05	55,000	55,000,000

				447,850,000

Yankee Certificate of Deposit — 2.6%
Royal Bank of Scotland NY	3.78%	03/06/06	50,000	49,935,086

TOTAL INVESTMENTS—108.8%
(Cost $2,061,140,112) †				2,061,140,112
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%				(167,357,087)

NET ASSETS — 100.0%				$1,893,783,025

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period; the aggregate cost of such securities was $596,951,203. The aggregate market value of $596,951,203 is approximately 31.52% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

2

Notes to the Schedule of Investments (unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Skandia Trust

By (Signature and Title)*	/s/Deborah A. Docs

Deborah A. Docs Secretary of the Fund

Date  November 28, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David R. Odenath

David R. Odenath President and Principal Executive Officer

Date  November 28, 2005

By (Signature and Title)*	/s/Jack Benintende

Jack Benintende Acting Principal Financial Officer

Date  November 28, 2005

*	Print the name and title of each signing officer under his or her signature.